Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 89.8%
JPMorgan Chase & Co.	1,738	$236,924
Bank of America Corp.	5,620	231,656
Wells Fargo & Co.	4,662	225,921
Citigroup, Inc.	3,508	187,327
U.S. Bancorp	3,052	162,214
Truist Financial Corp.	2,811	159,384
PNC Financial Services Group, Inc.	863	159,180
Bank of New York Mellon Corp.	2,352	116,730
SVB Financial Group*	189	105,736
State Street Corp.	1,212	105,589
First Republic Bank	598	96,936
Fifth Third Bancorp	2,251	96,883
Northern Trust Corp.	782	91,064
Huntington Bancshares, Inc.	5,760	84,211
M&T Bank Corp.	494	83,733
Regions Financial Corp.	3,752	83,520
KeyCorp	3,690	82,582
Citizens Financial Group, Inc.	1,721	78,013
Signature Bank	253	74,253
First Horizon Corp.	2,915	68,473
ICICI Bank Ltd. ADR	3,542	67,085
Toronto-Dominion Bank	790	62,742
HDFC Bank Ltd. ADR	1,013	62,127
Royal Bank of Canada	563	62,082
Comerica, Inc.	682	61,673
HSBC Holdings plc ADR[1]	1,787	61,151
East West Bancorp, Inc.	767	60,608
UBS Group AG	3,073	60,046
First Citizens BancShares, Inc. — Class A	90	59,904
Bank of Nova Scotia	824	59,097
Webster Financial Corp.	1,039	58,309
Deutsche Bank AG1	4,551	57,570
Bank of Montreal	484	57,097
Zions Bancorp North America	862	56,513
Popular, Inc.	682	55,747
Cullen/Frost Bankers, Inc.	396	54,810
Commerce Bancshares, Inc.	764	54,695
Western Alliance Bancorporation	646	53,502
Canadian Imperial Bank of Commerce	437	53,179
Synovus Financial Corp.	1,010	49,490
Pinnacle Financial Partners, Inc.	519	47,790
First Financial Bankshares, Inc.	1,045	46,105
Prosperity Bancshares, Inc.	663	45,999
BOK Financial Corp.	479	45,002
SouthState Corp.	543	44,303
Cadence Bank	1,495	43,744
ServisFirst Bancshares, Inc.	452	43,071
Valley National Bancorp	3,291	42,849
Silvergate Capital Corp. — Class A*	283	42,611
Bank OZK	995	42,486
Glacier Bancorp, Inc.	839	42,185
Wintrust Financial Corp.	449	41,726
United Bankshares, Inc.	1,162	40,531
PacWest Bancorp	932	40,197
UMB Financial Corp.	407	39,544
Old National Bancorp	2,410	39,476
Hancock Whitney Corp.	739	38,539
FNB Corp.	3,080	38,346
Eastern Bankshares, Inc.	1,744	37,566
Umpqua Holdings Corp.	1,949	36,758
First Interstate BancSystem, Inc. — Class A	991	36,439
BankUnited, Inc.	818	35,959
Independent Bank Corp.	439	35,862
Community Bank System, Inc.	511	35,847
Home BancShares, Inc.	1,584	35,798
First Hawaiian, Inc.	1,253	34,946
United Community Banks, Inc.	981	34,139
CVB Financial Corp.	1,468	34,072
Associated Banc-Corp.	1,496	34,049
Bank of Hawaii Corp.	403	33,820
Cathay General Bancorp	741	33,160
Simmons First National Corp. — Class A	1,187	31,123
Ameris Bancorp	709	31,111
Fulton Financial Corp.	1,803	29,966
Atlantic Union Bankshares Corp.	812	29,792
Texas Capital Bancshares, Inc.*	519	29,744
Columbia Banking System, Inc.	888	28,656
Hilltop Holdings, Inc.	942	27,695
Triumph Bancorp, Inc.*	289	27,172
Customers Bancorp, Inc.*	435	22,681
Total Banks		5,178,615
Diversified Financial Services - 4.3%
Capital One Financial Corp.	1,033	135,622
Apollo Global Management, Inc.	1,833	113,628
Total Diversified Financial Services		249,250
Savings & Loans - 2.8%
People's United Financial, Inc.	2,661	53,194
New York Community Bancorp, Inc.	3,831	41,068
Investors Bancorp, Inc.	2,327	34,742
Pacific Premier Bancorp, Inc.	948	33,512
Total Savings & Loans		162,516
Insurance - 2.6%
Equitable Holdings, Inc.	2,087	64,509
Voya Financial, Inc.	748	49,630
Jackson Financial, Inc. — Class A	831	36,755
Total Insurance		150,894
Total Common Stocks
(Cost $3,178,485)		5,741,275

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$24,641	$24,641
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	9,491	9,491
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	2,467	2,467
Total Repurchase Agreements
(Cost $36,599)		36,599

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	91,187	91,187
Total Securities Lending Collateral
(Cost $91,187)		91,187
Total Investments - 101.7%
(Cost $3,306,271)		$5,869,061
Other Assets & Liabilities, net - (1.7)%		(98,182)
Total Net Assets - 100.0%		$5,770,879

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,741,275	$—	$—	$5,741,275
Repurchase Agreements	—	36,599	—	36,599
Securities Lending Collateral	91,187	—	—	91,187
Total Assets	$5,832,462	$36,599	$—	$5,869,061

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.8%
Chemicals - 44.2%
Sherwin-Williams Co.	1,586	$395,897
Air Products and Chemicals, Inc.	1,526	381,363
Ecolab, Inc.	1,982	349,942
Dow, Inc.	5,381	342,877
DuPont de Nemours, Inc.	3,989	293,511
International Flavors & Fragrances, Inc.	2,162	283,935
LyondellBasell Industries N.V. — Class A	2,752	282,961
PPG Industries, Inc.	2,059	269,873
Linde plc	830	265,127
Mosaic Co.	3,931	261,411
Albemarle Corp.	1,178	260,515
CF Industries Holdings, Inc.	2,454	252,909
FMC Corp.	1,551	204,065
Westlake Corp.	1,587	195,836
Celanese Corp. — Class A	1,327	189,588
Eastman Chemical Co.	1,684	188,709
Nutrien Ltd.	1,579	164,200
RPM International, Inc.	1,933	157,424
Olin Corp.	2,570	134,360
Huntsman Corp.	3,545	132,973
Ashland Global Holdings, Inc.	1,199	117,994
Valvoline, Inc.	3,671	115,857
Axalta Coating Systems Ltd.*	4,593	112,896
Element Solutions, Inc.	5,108	111,865
Chemours Co.	3,551	111,785
Balchem Corp.	745	101,841
Cabot Corp.	1,370	93,722
Sensient Technologies Corp.	1,100	92,345
HB Fuller Co.	1,353	89,393
Ingevity Corp.*	1,184	75,859
Trinseo plc	1,328	63,638
Total Chemicals		6,094,671
Mining - 18.5%
Freeport-McMoRan, Inc.	8,435	419,557
Newmont Corp.	5,123	407,022
Alcoa Corp.	2,385	214,722
BHP Group Ltd. ADR[1]	2,675	206,644
Rio Tinto plc ADR[1]	2,392	192,317
MP Materials Corp.*	3,015	172,880
Royal Gold, Inc.	1,080	152,582
Teck Resources Ltd. — Class B	3,697	149,322
Agnico Eagle Mines Ltd.	2,188	133,993
Franco-Nevada Corp.	800	127,616
Wheaton Precious Metals Corp.	2,616	124,469
Livent Corp.*	3,918	102,142
Arconic Corp.*	3,143	80,524
Compass Minerals International, Inc.	1,162	72,962
Total Mining		2,556,752
Packaging & Containers - 12.0%
Ball Corp.	2,914	262,260
Crown Holdings, Inc.	1,540	192,639
Packaging Corporation of America	1,186	185,146
Westrock Co.	3,587	168,697
Sealed Air Corp.	2,281	152,736
AptarGroup, Inc.	1,154	135,595
Berry Global Group, Inc.*	2,315	134,177
Sonoco Products Co.	1,996	124,870
Graphic Packaging Holding Co.	6,003	120,300
Silgan Holdings, Inc.	2,412	111,507
O-I Glass, Inc.*	5,051	66,572
Total Packaging & Containers		1,654,499
Iron & Steel - 10.2%
Nucor Corp.	2,181	324,206
Cleveland-Cliffs, Inc.*	6,793	218,802
Steel Dynamics, Inc.	2,432	202,902
United States Steel Corp.	4,309	162,622
Reliance Steel & Aluminum Co.	881	161,531
ArcelorMittal S.A.	4,261	136,394
Commercial Metals Co.	2,655	110,501
Allegheny Technologies, Inc.*	3,395	91,122
Total Iron & Steel		1,408,080
Building Materials - 6.6%
Vulcan Materials Co.	1,323	243,035
Martin Marietta Materials, Inc.	627	241,326
MDU Resources Group, Inc.	4,310	114,861
Eagle Materials, Inc.	849	108,978
Louisiana-Pacific Corp.	1,688	104,859
Summit Materials, Inc. — Class A*	2,992	92,931
Total Building Materials		905,990
Biotechnology - 2.4%
Corteva, Inc.	5,631	323,670
Forest Products & Paper - 1.5%
International Paper Co.	4,454	205,552
Household Products & Housewares - 1.3%
Avery Dennison Corp.	1,063	184,930
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	999	122,837
Distribution & Wholesale - 0.7%
Avient Corp.	2,028	97,344
Coal - 0.5%
Warrior Met Coal, Inc.	1,866	69,247
Total Common Stocks
(Cost $8,135,201)		13,623,572

EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Junior Gold Miners ETF	1,963	92,006
Total Exchange-Traded Funds
(Cost $81,308)		92,006

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$101,494	$101,494
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	39,091	39,091
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	10,164	10,164
Total Repurchase Agreements
(Cost $150,749)		150,749

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	280,774	280,774
Total Securities Lending Collateral
(Cost $280,774)		280,774
Total Investments - 102.6%
(Cost $8,648,032)		$14,147,101
Other Assets & Liabilities, net - (2.6)%		(358,896)
Total Net Assets - 100.0%		$13,788,205

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,623,572	$—	$—	$13,623,572
Exchange-Traded Funds	92,006	—	—	92,006
Repurchase Agreements	—	150,749	—	150,749
Securities Lending Collateral	280,774	—	—	280,774
Total Assets	$13,996,352	$150,749	$—	$14,147,101

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 72.0%
Amgen, Inc.	4,106	$992,913
Gilead Sciences, Inc.	12,352	734,326
Regeneron Pharmaceuticals, Inc.*	1,051	734,039
Vertex Pharmaceuticals, Inc.*	2,673	697,573
Moderna, Inc.*	3,820	658,033
Illumina, Inc.*	1,795	627,173
Corteva, Inc.	9,666	555,602
Biogen, Inc.*	2,214	466,268
Seagen, Inc.*	2,970	427,829
Horizon Therapeutics plc*	3,903	410,635
Royalty Pharma plc — Class A	10,349	403,197
Alnylam Pharmaceuticals, Inc.*	2,257	368,546
Incyte Corp.*	4,522	359,137
BioNTech SE ADR*	2,068	352,718
BioMarin Pharmaceutical, Inc.*	3,937	303,543
Exelixis, Inc.*	10,326	234,090
United Therapeutics Corp.*	1,304	233,951
Biohaven Pharmaceutical Holding Company Ltd.*	1,967	233,227
Guardant Health, Inc.*	3,502	231,973
Halozyme Therapeutics, Inc.*	5,123	204,305
Ionis Pharmaceuticals, Inc.*	5,302	196,386
Novavax, Inc.*,1	2,565	188,912
Ultragenyx Pharmaceutical, Inc.*	2,599	188,739
Apellis Pharmaceuticals, Inc.*	3,661	186,015
Arrowhead Pharmaceuticals, Inc.*	3,970	182,580
Mirati Therapeutics, Inc.*	2,136	175,622
Denali Therapeutics, Inc.*	5,161	166,029
Fate Therapeutics, Inc.*	4,272	165,625
Blueprint Medicines Corp.*	2,583	165,002
Beam Therapeutics, Inc.*	2,729	156,372
CRISPR Therapeutics AG*	2,411	151,339
BioCryst Pharmaceuticals, Inc.*	9,056	147,251
Iovance Biotherapeutics, Inc.*	8,770	146,021
Emergent BioSolutions, Inc.*	2,973	122,071
Veracyte, Inc.*	4,173	115,050
ChemoCentryx, Inc.*	4,414	110,659
Editas Medicine, Inc.*	5,237	99,608
Cassava Sciences, Inc.*,1	2,660	98,792
TG Therapeutics, Inc.*	10,062	95,690
NeoGenomics, Inc.*	7,203	87,516
Total Biotechnology		12,174,357
Pharmaceuticals - 18.0%
AbbVie, Inc.	8,912	1,444,724
AstraZeneca plc ADR	5,223	346,494
Viatris, Inc.	27,973	304,346
Neurocrine Biosciences, Inc.*	2,676	250,875
Sarepta Therapeutics, Inc.*	2,822	220,455
Intellia Therapeutics, Inc.*	2,650	192,575
Jazz Pharmaceuticals plc*	1,070	166,567
Ironwood Pharmaceuticals, Inc. — Class A*	9,386	118,076
Total Pharmaceuticals		3,044,112
Healthcare-Products - 5.1%
Bio-Techne Corp.	789	341,668
Exact Sciences Corp.*	4,316	301,775
CareDx, Inc.*	3,203	118,479
Pacific Biosciences of California, Inc.*	11,617	105,715
Total Healthcare-Products		867,637
Healthcare-Services - 4.5%
Syneos Health, Inc.*	2,974	240,745
ICON plc*	870	211,601
Medpace Holdings, Inc.*	1,237	202,361
Invitae Corp.*	13,582	108,249
Total Healthcare-Services		762,956
Total Common Stocks
(Cost $9,039,873)		16,849,062

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$78,744	78,744
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	30,329	30,329
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	7,886	7,886
Total Repurchase Agreements
(Cost $116,959)		116,959

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	173,678	$173,678
Total Securities Lending Collateral
(Cost $173,678)		173,678
Total Investments - 101.3%
(Cost $9,330,510)		$17,139,699
Other Assets & Liabilities, net - (1.3)%		(218,755)
Total Net Assets - 100.0%		$16,920,944

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,849,062	$—	$—	$16,849,062
Repurchase Agreements	—	116,959	—	116,959
Securities Lending Collateral	173,678	—	—	173,678
Total Assets	$17,022,740	$116,959	$—	$17,139,699

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 22.1%
Guggenheim Strategy Fund II1	89,740	$2,203,120
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	2,198,372
Total Mutual Funds
(Cost $4,473,985)		4,401,492

	Face Amount
FEDERAL AGENCY NOTES†† - 32.6%
Federal Home Loan Bank
0.27% (SOFR, Rate Floor: 0.00%) due 04/25/22◊	$3,000,000	3,000,018
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	2,000,000	2,000,160
Federal Farm Credit Bank
0.30% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22◊	1,000,000	999,980
0.32% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	499,957
Total Federal Agency Notes
(Cost $6,500,126)		6,500,115

FEDERAL AGENCY DISCOUNT NOTES†† - 17.6%
Federal Home Loan Bank
0.24% due 04/27/22[2]	1,900,000	1,899,671
0.81% due 09/14/22[2]	1,000,000	996,443
0.83% due 10/03/22[2]	609,000	606,365
Total Federal Agency Discount Notes
(Cost $3,502,338)		3,502,479

U.S. TREASURY BILLS†† - 12.0%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	2,386,000	2,385,668
Total U.S. Treasury Bills
(Cost $2,385,730)		2,385,668

REPURCHASE AGREEMENTS††,4 - 19.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	2,588,873	2,588,873
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	997,118	997,118
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	259,251	259,251
Total Repurchase Agreements
(Cost $3,845,242)		3,845,242
Total Investments - 103.6%
(Cost $20,707,421)		$20,634,996
Other Assets & Liabilities, net - (3.6)%		(724,594)
Total Net Assets - 100.0%		$19,910,402

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	109	Apr 2022	$19,757,613	$(333,386)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,401,492	$—	$—	$4,401,492
Federal Agency Notes	—	6,500,115	—	6,500,115
Federal Agency Discount Notes	—	3,502,479	—	3,502,479
U.S. Treasury Bills	—	2,385,668	—	2,385,668
Repurchase Agreements	—	3,845,242	—	3,845,242
Total Assets	$4,401,492	$16,233,504	$—	$20,634,996

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$333,386	$—	$—	$333,386

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,232,735	$–	$–	$–	$(29,615)	$2,203,120	89,740	$7,583
Guggenheim Ultra Short Duration Fund — Institutional Class	2,227,564	–	–	–	(29,192)	2,198,372	224,553	5,567
	$4,460,299	$–	$–	$–	$(58,807)	$4,401,492		$13,150

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 36.3%
Mondelez International, Inc. — Class A	6,262	$393,128
Kraft Heinz Co.	7,601	299,403
Hershey Co.	1,341	290,501
Kroger Co.	4,921	282,318
General Mills, Inc.	4,153	281,241
Sysco Corp.	3,303	269,690
Tyson Foods, Inc. — Class A	2,691	241,194
Hormel Foods Corp.	4,415	227,549
McCormick & Company, Inc.	2,231	222,654
Kellogg Co.	3,155	203,466
Conagra Brands, Inc.	5,190	174,228
J M Smucker Co.	1,219	165,065
Albertsons Companies, Inc. — Class A	4,946	164,455
Campbell Soup Co.	3,574	159,293
Lamb Weston Holdings, Inc.	2,148	128,687
US Foods Holding Corp.*	3,197	120,303
Performance Food Group Co.*	2,245	114,293
Ingredion, Inc.	1,182	103,011
Flowers Foods, Inc.*	3,822	98,264
Sanderson Farms, Inc.	471	88,308
Post Holdings, Inc.*	1,270	87,960
Sprouts Farmers Market, Inc.*	2,537	81,133
Grocery Outlet Holding Corp.*	2,301	75,427
Hain Celestial Group, Inc.*	2,160	74,304
TreeHouse Foods, Inc.*	1,714	55,294
Total Food		4,401,169
Beverages - 25.8%
Coca-Cola Co.	11,385	705,870
PepsiCo, Inc.	3,910	654,456
Keurig Dr Pepper, Inc.	8,179	309,984
Constellation Brands, Inc. — Class A	1,229	283,063
Monster Beverage Corp.*	3,439	274,776
Brown-Forman Corp. — Class B	3,582	240,066
Molson Coors Beverage Co. — Class B	2,696	143,912
Coca-Cola Europacific Partners plc	2,442	118,706
Anheuser-Busch InBev S.A. ADR[1]	1,910	114,715
Fomento Economico Mexicano SAB de CV ADR	1,218	100,911
BRC, Inc. — Class A*	4,591	95,814
Boston Beer Company, Inc. — Class A*	237	92,067
Total Beverages		3,134,340
Agriculture - 14.0%
Philip Morris International, Inc.	5,382	505,585
Altria Group, Inc.	7,947	415,231
Archer-Daniels-Midland Co.	3,527	318,347
Bunge Ltd.	1,580	175,080
Darling Ingredients, Inc.*	1,924	154,651
British American Tobacco plc ADR	2,969	125,173
Total Agriculture		1,694,067
Cosmetics & Personal Care - 13.4%
Procter & Gamble Co.	5,336	815,341
Estee Lauder Companies, Inc. — Class A	1,497	407,663
Colgate-Palmolive Co.	4,464	338,505
Beauty Health Co.*	3,782	63,840
Total Cosmetics & Personal Care		1,625,349
Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	2,216	272,923
Church & Dwight Company, Inc.	2,126	211,282
Clorox Co.	1,285	178,653
Spectrum Brands Holdings, Inc.	875	77,630
Total Household Products & Housewares		740,488
Retail - 2.2%
Casey's General Stores, Inc.	591	117,118
Freshpet, Inc.*	849	87,141
Nu Skin Enterprises, Inc. — Class A	1,362	65,213
Total Retail		269,472
Pharmaceuticals - 1.2%
Herbalife Nutrition Ltd.*	2,397	72,773
BellRing Brands, Inc.*	3,112	71,825
Total Pharmaceuticals		144,598
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	2,016	62,012
Total Common Stocks
(Cost $5,356,395)		12,071,495

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$44,831	44,831
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	17,267	17,267
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	4,490	4,490
Total Repurchase Agreements
(Cost $66,588)		66,588

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	94,188	$94,188
Total Securities Lending Collateral
(Cost $94,188)		94,188
Total Investments - 100.8%
(Cost $5,517,171)		$12,232,271
Other Assets & Liabilities, net - (0.8)%		(99,787)
Total Net Assets - 100.0%		$12,132,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,071,495	$—	$—	$12,071,495
Repurchase Agreements	—	66,588	—	66,588
Securities Lending Collateral	94,188	—	—	94,188
Total Assets	$12,165,683	$66,588	$—	$12,232,271

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 63.3%
Consumer, Non-cyclical - 14.8%
UnitedHealth Group, Inc.	1,788	$911,826
Amgen, Inc.	1,788	432,374
Johnson & Johnson	1,788	316,887
Procter & Gamble Co.	1,788	273,206
Merck & Company, Inc.	1,788	146,706
Coca-Cola Co.	1,788	110,856
Total Consumer, Non-cyclical		2,191,855
Financial - 12.7%
Goldman Sachs Group, Inc.	1,788	590,219
Visa, Inc. — Class A	1,788	396,525
American Express Co.	1,788	334,356
Travelers Companies, Inc.	1,788	326,721
JPMorgan Chase & Co.	1,788	243,740
Total Financial		1,891,561
Consumer, Cyclical - 10.5%
Home Depot, Inc.	1,788	535,202
McDonald's Corp.	1,788	442,137
Walmart, Inc.	1,788	266,269
NIKE, Inc. — Class B	1,788	240,593
Walgreens Boots Alliance, Inc.	1,788	80,049
Total Consumer, Cyclical		1,564,250
Technology - 10.5%
Microsoft Corp.	1,788	551,258
salesforce.com, Inc.*	1,788	379,628
Apple, Inc.	1,788	312,203
International Business Machines Corp.	1,788	232,476
Intel Corp.	1,788	88,613
Total Technology		1,564,178
Industrial - 9.1%
Caterpillar, Inc.	1,788	398,402
Honeywell International, Inc.	1,788	347,909
Boeing Co.*	1,788	342,402
3M Co.	1,788	266,198
Total Industrial		1,354,911
Communications - 2.9%
Walt Disney Co.*	1,788	245,242
Cisco Systems, Inc.	1,788	99,699
Verizon Communications, Inc.	1,788	91,081
Total Communications		436,022
Chevron Corp.	1,788	291,140
Basic Materials - 0.8%
Dow, Inc.	1,788	113,931
Total Common Stocks
(Cost $7,739,276)		9,407,848

MUTUAL FUNDS† - 21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	264,894	2,593,317
Guggenheim Strategy Fund II1	24,972	613,060
Total Mutual Funds
(Cost $3,232,628)		3,206,377

	Face Amount
U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	$1,000,000	999,438
0.24% due 06/02/22[3]	300,000	299,831
0.12% due 05/05/22[3,4]	248,000	247,965
0.29% due 06/02/22[3]	200,000	199,888
Total U.S. Treasury Bills
(Cost $1,747,599)		1,747,122

REPURCHASE AGREEMENTS††,5 - 4.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[2]	478,077	478,077
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[2]	184,134	184,134
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[2]	47,875	47,875
Total Repurchase Agreements
(Cost $710,086)		710,086
Total Investments - 101.5%
(Cost $13,429,589)		$15,071,433
Other Assets & Liabilities, net - (1.5)%		(217,672)
Total Net Assets - 100.0%		$14,853,761

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	18	Jun 2022	$3,113,370	$61,045

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.77% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	04/13/22	364	$12,631,013	$571,494
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.88% (Federal Funds Rate + 0.55%)	At Maturity	04/14/22	141	4,894,655	157,494
							$17,525,668	$728,988

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,407,848	$—	$—	$9,407,848
Mutual Funds	3,206,377	—	—	3,206,377
U.S. Treasury Bills	—	1,747,122	—	1,747,122
Repurchase Agreements	—	710,086	—	710,086
Equity Futures Contracts**	61,045	—	—	61,045
Equity Index Swap Agreements**	—	728,988	—	728,988
Total Assets	$12,675,270	$3,186,196	$—	$15,861,466

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$568,050	$350,000	$(300,000)	$4,880	$(9,870)	$613,060	24,972	$1,458
Guggenheim Ultra Short Duration Fund — Institutional Class	1,626,744	1,000,000	–	–	(33,427)	2,593,317	264,894	6,425
	$2,194,794	$1,350,000	$(300,000)	$4,880	$(43,297)	$3,206,377		$7,883

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 91.8%
NVIDIA Corp.	4,422	$1,206,587
Broadcom, Inc.	1,158	729,169
Intel Corp.	13,091	648,790
Texas Instruments, Inc.	3,233	593,191
QUALCOMM, Inc.	3,829	585,148
Advanced Micro Devices, Inc.*	5,225	571,302
Applied Materials, Inc.	3,631	478,566
Analog Devices, Inc.	2,533	418,401
Micron Technology, Inc.	5,132	399,732
Lam Research Corp.	722	388,154
Marvell Technology, Inc.	4,898	351,236
KLA Corp.	912	333,847
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,867	298,913
Microchip Technology, Inc.	3,816	286,734
NXP Semiconductor N.V.	1,478	273,548
ASML Holding N.V. — Class G	359	239,787
ON Semiconductor Corp.*	3,722	233,034
Monolithic Power Systems, Inc.	454	220,499
Skyworks Solutions, Inc.	1,554	207,117
Teradyne, Inc.	1,640	193,897
Entegris, Inc.	1,385	181,795
Wolfspeed, Inc.*	1,536	174,889
STMicroelectronics N.V. — Class Y	3,815	164,884
Qorvo, Inc.*	1,290	160,089
Lattice Semiconductor Corp.*	2,131	129,884
MKS Instruments, Inc.	840	126,000
Synaptics, Inc.*	573	114,314
Silicon Laboratories, Inc.*	711	106,792
Azenta, Inc.	1,283	106,335
Power Integrations, Inc.	1,128	104,543
CMC Materials, Inc.	554	102,712
SiTime Corp.*	408	101,111
Amkor Technology, Inc.	4,592	99,738
Cirrus Logic, Inc.*	1,153	97,763
Semtech Corp.*	1,368	94,857
MaxLinear, Inc. — Class A*	1,607	93,768
Ambarella, Inc.*	858	90,021
Total Semiconductors		10,707,147
Energy-Alternate Sources - 5.4%
Enphase Energy, Inc.*	1,197	241,531
SolarEdge Technologies, Inc.*	509	164,086
First Solar, Inc.*	1,644	137,669
SunPower Corp. — Class A*,1	4,074	87,509
Total Energy-Alternate Sources		630,795
Chemicals - 1.2%
Daqo New Energy Corp. ADR*	3,375	139,455
Electrical Components & Equipment - 1.1%
Universal Display Corp.	771	128,718
Total Common Stocks
(Cost $3,030,396)		11,606,115

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$64,417	64,417
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	24,811	24,811
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,451	6,451
Total Repurchase Agreements
(Cost $95,679)		95,679

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	61,512	61,512
Total Securities Lending Collateral
(Cost $61,512)		61,512
Total Investments - 100.8%
(Cost $3,187,587)		$11,763,306
Other Assets & Liabilities, net - (0.8)%		(92,696)
Total Net Assets - 100.0%		$11,670,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,606,115	$—	$—	$11,606,115
Repurchase Agreements	—	95,679	—	95,679
Securities Lending Collateral	61,512	—	—	61,512
Total Assets	$11,667,627	$95,679	$—	$11,763,306

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 65.5%
Exxon Mobil Corp.	37,822	$3,123,719
Chevron Corp.	17,912	2,916,611
ConocoPhillips	18,864	1,886,400
EOG Resources, Inc.	11,622	1,385,691
Pioneer Natural Resources Co.	5,198	1,299,656
Occidental Petroleum Corp.	21,673	1,229,726
Marathon Petroleum Corp.	13,858	1,184,859
Valero Energy Corp.	11,138	1,130,953
Devon Energy Corp.	18,201	1,076,225
Phillips 66	12,095	1,044,887
Hess Corp.	9,117	975,884
Petroleo Brasileiro S.A. ADR	62,531	925,459
Diamondback Energy, Inc.	6,018	824,947
Coterra Energy, Inc. — Class A	29,935	807,347
Continental Resources, Inc.	12,830	786,864
Marathon Oil Corp.	29,647	744,436
Oasis Petroleum, Inc.	5,041	737,498
BP plc ADR	23,573	693,046
Shell plc ADR	12,356	678,715
Ovintiv, Inc.	12,239	661,763
Equities Corp.	19,175	659,812
APA Corp.	15,574	643,673
Laredo Petroleum, Inc.*	7,218	571,233
Chesapeake Energy Corp.	6,496	565,152
Texas Pacific Land Corp.	385	520,562
Range Resources Corp.*	16,311	495,528
Suncor Energy, Inc.	14,871	484,646
PDC Energy, Inc.	6,062	440,586
HF Sinclair Corp.*	10,918	435,082
Murphy Oil Corp.	10,410	420,460
Matador Resources Co.	7,829	414,780
Canadian Natural Resources Ltd.	6,635	411,237
Magnolia Oil & Gas Corp. — Class A	16,255	384,431
Civitas Resources, Inc.	6,243	372,770
SM Energy Co.	9,518	370,726
Helmerich & Payne, Inc.	8,463	362,047
Equinor ASA ADR	9,636	361,446
CNX Resources Corp.*	16,741	346,874
Denbury, Inc.*	4,334	340,522
Callon Petroleum Co.*	5,483	323,936
California Resources Corp.	6,902	308,727
PBF Energy, Inc. — Class A*	12,644	308,134
CVR Energy, Inc.	11,417	291,590
Northern Oil and Gas, Inc.	8,983	253,231
Delek US Holdings, Inc.*	10,563	224,147
Total Oil & Gas		34,426,018
Pipelines - 13.0%
Kinder Morgan, Inc.	58,459	1,105,460
Williams Companies, Inc.	31,620	1,056,424
Cheniere Energy, Inc.	7,256	1,006,044
ONEOK, Inc.	13,326	941,215
Targa Resources Corp.	9,444	712,739
Enbridge, Inc.	14,151	652,220
New Fortress Energy, Inc.	13,024	554,953
TC Energy Corp.	7,569	427,043
DT Midstream, Inc.	6,844	371,355
Total Pipelines		6,827,453
Oil & Gas Services - 7.9%
Schlumberger N.V.	31,639	1,307,007
Baker Hughes Co.	28,625	1,042,236
Halliburton Co.	26,470	1,002,419
NOV, Inc.	23,636	463,502
ChampionX Corp.	14,553	356,258
Total Oil & Gas Services		4,171,422
Energy-Alternate Sources - 7.5%
Enphase Energy, Inc.*	4,264	860,390
Plug Power, Inc.*	24,496	700,830
SolarEdge Technologies, Inc.*	1,812	584,134
First Solar, Inc.*	5,850	489,879
Sunrun, Inc.*	13,364	405,865
SunPower Corp. — Class A*,1	14,501	311,481
Renewable Energy Group, Inc.*	4,606	279,354
Green Plains, Inc.*	6,658	206,465
TPI Composites, Inc.*	8,012	112,649
Total Energy-Alternate Sources		3,951,047
Coal - 1.8%
Arch Resources, Inc.	4,598	631,673
Peabody Energy Corp.*	13,354	327,574
Total Coal		959,247
Retail - 1.1%
Murphy USA, Inc.	1,840	367,926
World Fuel Services Corp.	7,590	205,234
Total Retail		573,160
Mining - 0.9%
Cameco Corp.	16,007	465,804
Machinery-Diversified - 0.7%
Cactus, Inc. — Class A	6,482	367,788
Electric - 0.6%
Ameresco, Inc. — Class A*	4,176	331,992
Electrical Components & Equipment - 0.5%
EnerSys	3,714	276,953
Total Common Stocks
(Cost $35,343,826)		52,350,884

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$97,815	97,815
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	37,674	37,674
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	9,795	9,795
Total Repurchase Agreements
(Cost $145,284)		145,284

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	212,592	$212,592
Total Securities Lending Collateral
(Cost $212,592)		212,592
Total Investments - 100.2%
(Cost $35,701,702)		$52,708,760
Other Assets & Liabilities, net - (0.2)%		(112,097)
Total Net Assets - 100.0%		$52,596,663

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,350,884	$—	$—	$52,350,884
Repurchase Agreements	—	145,284	—	145,284
Securities Lending Collateral	212,592	—	—	212,592
Total Assets	$52,563,476	$145,284	$—	$52,708,760

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 70.6%
Schlumberger N.V.	40,630	$1,678,425
Baker Hughes Co.	36,756	1,338,286
Halliburton Co.	33,985	1,287,012
NOV, Inc.	30,354	595,242
ChampionX Corp.	18,684	457,384
Liberty Oilfield Services, Inc. — Class A*	24,615	364,794
TechnipFMC plc*	44,171	342,325
Weatherford International plc*	10,046	334,532
Expro Group Holdings N.V.*	17,761	315,791
Core Laboratories N.V.	8,438	266,894
US Silica Holdings, Inc.*	14,230	265,532
ProPetro Holding Corp.*	18,752	261,215
Archrock, Inc.	27,678	255,468
Oceaneering International, Inc.*	16,829	255,128
Dril-Quip, Inc.*	6,649	248,340
NOW, Inc.*	21,533	237,509
Bristow Group, Inc.*	5,749	213,173
Tidewater, Inc.*	9,566	207,965
MRC Global, Inc.*	17,363	206,793
National Energy Services Reunited Corp.*	21,745	182,658
DMC Global, Inc.*	4,967	151,493
Solaris Oilfield Infrastructure, Inc. — Class A	13,219	149,243
Oil States International, Inc.*	20,505	142,510
Matrix Service Co.*	11,592	95,286
Total Oil & Gas Services		9,852,998
Oil & Gas - 13.5%
Helmerich & Payne, Inc.	10,872	465,104
Valaris Ltd.*	8,551	444,396
Patterson-UTI Energy, Inc.	25,167	389,585
Noble Corp.*	9,459	331,538
Nabors Industries Ltd.*	1,668	254,737
Total Oil & Gas		1,885,360
Energy-Alternate Sources - 7.8%
SolarEdge Technologies, Inc.*	1,760	567,371
Sunrun, Inc.*	17,154	520,967
Total Energy-Alternate Sources		1,088,338
Machinery-Diversified - 3.4%
Cactus, Inc. — Class A	8,316	471,850
Metal Fabricate & Hardware - 2.6%
Tenaris S.A. ADR	12,106	364,027
Retail - 1.6%
Aspen Aerogels, Inc.*	6,521	224,844
Total Common Stocks
(Cost $9,192,329)		13,887,417

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$66,037	66,037
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	25,435	25,435
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,613	6,613
Total Repurchase Agreements
(Cost $98,085)		98,085
Total Investments - 100.2%
(Cost $9,290,414)		$13,985,502
Other Assets & Liabilities, net - (0.2)%		(24,595)
Total Net Assets - 100.0%		$13,960,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,887,417	$—	$—	$13,887,417
Repurchase Agreements	—	98,085	—	98,085
Total Assets	$13,887,417	$98,085	$—	$13,985,502

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 15.3%
Consumer, Non-cyclical - 6.7%
Nestle S.A. ADR	134	$17,434
Roche Holding AG ADR	268	13,242
Novartis AG ADR	116	10,179
AstraZeneca plc ADR	149	9,885
Novo Nordisk A/S ADR	79	8,773
Unilever plc ADR	126	5,742
Sanofi ADR	109	5,596
Diageo plc ADR	27	5,485
GlaxoSmithKline plc ADR	120	5,227
L'Oreal S.A. ADR	58	4,648
British American Tobacco plc ADR	100	4,216
Bayer AG ADR	187	3,201
RELX plc ADR	95	2,954
Adyen N.V. ADR*	136	2,689
Reckitt Benckiser Group plc ADR	174	2,687
EssilorLuxottica S.A. ADR[1]	29	2,654
Anheuser-Busch InBev S.A. ADR[1]	43	2,582
Total Consumer, Non-cyclical		107,194
Financial - 1.9%
HSBC Holdings plc ADR[1]	196	6,707
Allianz SE ADR	196	4,661
Zurich Insurance Group AG ADR	72	3,544
UBS Group AG	161	3,146
BNP Paribas S.A. ADR	109	3,108
AXA S.A. ADR	98	2,858
Banco Santander S.A. ADR	837	2,829
Intesa Sanpaolo SpA ADR	145	1,988
Prudential plc ADR[1]	65	1,923
Total Financial		30,764
Energy - 1.3%
Shell plc ADR	182	9,997
TotalEnergies SE ADR	125	6,318
BP plc ADR	155	4,557
Total Energy		20,872
Industrial - 1.3%
Siemens AG ADR	72	4,978
Schneider Electric SE ADR	136	4,594
Airbus SE ADR	111	3,354
Vinci S.A. ADR	113	2,879
ABB Ltd. ADR	75	2,426
Deutsche Post AG ADR	47	2,248
Total Industrial		20,479
Consumer, Cyclical - 1.2%
LVMH Moet Hennessy Louis Vuitton SE ADR	63	8,983
Cie Financiere Richemont S.A. ADR	251	3,165
Mercedes-Benz Group AG ADR[1]	160	2,800
Kering S.A. ADR	35	2,212
adidas AG ADR	17	1,986
Total Consumer, Cyclical		19,146
Technology - 1.2%
ASML Holding N.V. — Class G	19	12,691
SAP SE ADR[1]	52	5,770
Total Technology		18,461
Basic Materials - 1.1%
Linde plc	24	7,666
Rio Tinto plc ADR[1]	51	4,100
Air Liquide S.A. ADR	114	3,986
BASF SE ADR	176	2,499
Total Basic Materials		18,251
Utilities - 0.3%
Iberdrola S.A. ADR	70	3,056
Enel SpA ADR	374	2,487
Total Utilities		5,543
Communications - 0.3%
Deutsche Telekom AG ADR	166	3,091
Prosus N.V. ADR	209	2,276
Total Communications		5,367
Total Common Stocks
(Cost $197,192)		246,077

MUTUAL FUNDS† - 51.0%
Guggenheim Strategy Fund II2	16,669	409,220
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	41,790	409,119
Total Mutual Funds
(Cost $827,930)		818,339

	Face Amount
U.S. TREASURY BILLS†† - 12.1%
U.S. Treasury Bills
0.12% due 05/05/22[3,4]	$194,000	193,973
Total U.S. Treasury Bills
(Cost $193,978)		193,973

REPURCHASE AGREEMENTS††,5 - 23.4%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	252,708	252,708
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	97,332	97,332
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	25,307	25,307
Total Repurchase Agreements
(Cost $375,347)		375,347

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[7]	20,440	20,440
Total Securities Lending Collateral
(Cost $20,440)		20,440
Total Investments - 103.1%
(Cost $1,614,887)		$1,654,176
Other Assets & Liabilities, net - (3.1)%		(49,239)
Total Net Assets - 100.0%		$1,604,937

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX EUROPE 50 Index Futures Contracts	43	Jun 2022	$1,734,845	$93,409
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	13	Jun 2022	1,802,694	24,405

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$246,077	$—	$—	$246,077
Mutual Funds	818,339	—	—	818,339
U.S. Treasury Bills	—	193,973	—	193,973
Repurchase Agreements	—	375,347	—	375,347
Securities Lending Collateral	20,440	—	—	20,440
Equity Futures Contracts**	93,409	—	—	93,409
Currency Futures Contracts**	24,405	—	—	24,405
Total Assets	$1,202,670	$569,320	$—	$1,771,990

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$465,394	$–	$(50,000)	$(794)	$(5,380)	$409,220	16,669	$1,579
Guggenheim Ultra Short Duration Fund — Institutional Class	465,216	–	(50,000)	(766)	(5,331)	409,119	41,790	1,161
	$930,610	$–	$(100,000)	$(1,560)	$(10,711)	$818,339		$2,740

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
REITS - 29.0%
Prologis, Inc.	1,423	$229,786
American Tower Corp. — Class A	899	225,847
Crown Castle International Corp.	1,035	191,061
Equinix, Inc.	243	180,214
Public Storage	458	178,748
Welltower, Inc.	1,455	139,884
Realty Income Corp.	1,967	136,313
Digital Realty Trust, Inc.	956	135,561
Simon Property Group, Inc.	1,030	135,507
SBA Communications Corp.	376	129,382
AvalonBay Communities, Inc.	495	122,943
Equity Residential	1,348	121,212
Alexandria Real Estate Equities, Inc.	599	120,549
Extra Space Storage, Inc.	542	111,435
Weyerhaeuser Co.	2,872	108,849
Ventas, Inc.	1,712	105,733
Invitation Homes, Inc.	2,558	102,780
Mid-America Apartment Communities, Inc.	486	101,793
Essex Property Trust, Inc.	293	101,226
Duke Realty Corp.	1,724	100,095
VICI Properties, Inc.	3,423	97,419
Boston Properties, Inc.	735	94,668
Sun Communities, Inc.	531	93,079
Healthpeak Properties, Inc.	2,631	90,322
UDR, Inc.	1,550	88,924
Camden Property Trust	516	85,759
WP Carey, Inc.	1,021	82,538
Kimco Realty Corp.	3,325	82,128
American Homes 4 Rent — Class A	1,967	78,739
Equity LifeStyle Properties, Inc.	1,028	78,621
Host Hotels & Resorts, Inc.	3,966	77,059
Medical Properties Trust, Inc.	3,616	76,442
Regency Centers Corp.	1,051	74,978
Rexford Industrial Realty, Inc.	983	73,322
Life Storage, Inc.	517	72,602
Gaming and Leisure Properties, Inc.	1,543	72,413
CubeSmart	1,387	72,166
Lamar Advertising Co. — Class A	619	71,915
Federal Realty Investment Trust	535	65,307
Kilroy Realty Corp.	824	62,970
Vornado Realty Trust	1,353	61,318
First Industrial Realty Trust, Inc.	977	60,486
National Retail Properties, Inc.	1,336	60,040
STORE Capital Corp.	2,021	59,074
Omega Healthcare Investors, Inc.	1,889	58,861
American Campus Communities, Inc.	1,048	58,657
Brixmor Property Group, Inc.	2,270	58,589
Americold Realty Trust	2,056	57,321
Healthcare Trust of America, Inc. — Class A	1,791	56,130
AGNC Investment Corp.	4,164	54,548
Spirit Realty Capital, Inc.	1,098	50,530
SL Green Realty Corp.	584	47,409
Agree Realty Corp.	689	45,722
Park Hotels & Resorts, Inc.	2,277	44,470
Total REITS		5,143,444
Banks - 24.5%
JPMorgan Chase & Co.	2,970	404,870
Bank of America Corp.	8,884	366,198
Wells Fargo & Co.	5,559	269,389
Morgan Stanley	2,809	245,507
Goldman Sachs Group, Inc.	656	216,546
Citigroup, Inc.	3,814	203,668
U.S. Bancorp	3,320	176,458
PNC Financial Services Group, Inc.	949	175,043
Truist Financial Corp.	3,056	173,275
Bank of New York Mellon Corp.	2,558	126,954
SVB Financial Group*	214	119,722
State Street Corp.	1,317	114,737
First Republic Bank	658	106,662
Fifth Third Bancorp	2,448	105,362
Northern Trust Corp.	860	100,147
ICICI Bank Ltd. ADR	5,255	99,530
Royal Bank of Canada	839	92,516
M&T Bank Corp.	544	92,208
Huntington Bancshares, Inc.	6,265	91,594
HDFC Bank Ltd. ADR	1,482	90,891
Regions Financial Corp.	4,080	90,821
KeyCorp	4,012	89,789
Bank of Nova Scotia	1,219	87,427
Citizens Financial Group, Inc.	1,871	84,812
Signature Bank	287	84,232
First Horizon Corp.	3,171	74,487
Comerica, Inc.	750	67,822
East West Bancorp, Inc.	845	66,772
Webster Financial Corp.	1,128	63,303
Zions Bancorp North America	949	62,216
Western Alliance Bancorporation	712	58,968
Synovus Financial Corp.	1,097	53,753
Silvergate Capital Corp. — Class A*	311	46,827
Atlantic Union Bankshares Corp.	894	32,801
Total Banks		4,335,307
Insurance - 21.7%
Berkshire Hathaway, Inc. — Class B*	1,676	591,477
Marsh & McLennan Companies, Inc.	1,161	197,858
Aon plc — Class A	544	177,143
Progressive Corp.	1,550	176,684
Chubb Ltd.	771	164,917
MetLife, Inc.	2,259	158,762
Willis Towers Watson plc	660	155,905
American International Group, Inc.	2,401	150,711
Travelers Companies, Inc.	764	139,606
Prudential Financial, Inc.	1,170	138,259
Allstate Corp.	977	135,324
Aflac, Inc.	2,094	134,833
Arthur J Gallagher & Co.	733	127,982
Hartford Financial Services Group, Inc.	1,414	101,539

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Insurance - 21.7% (continued)
Cincinnati Financial Corp.	728	$98,979
Markel Corp.*	66	97,366
Brown & Brown, Inc.	1,339	96,770
RenaissanceRe Holdings Ltd.	610	96,691
Principal Financial Group, Inc.	1,252	91,909
Loews Corp.	1,294	83,877
Fidelity National Financial, Inc.	1,557	76,044
American Financial Group, Inc.	507	73,829
Equitable Holdings, Inc.	2,270	70,166
Lincoln National Corp.	1,030	67,321
Assurant, Inc.	367	66,732
Globe Life, Inc.	649	65,289
Old Republic International Corp.	2,247	58,130
Reinsurance Group of America, Inc. — Class A	523	57,248
Voya Financial, Inc.	824	54,672
First American Financial Corp.	831	53,865
Unum Group	1,686	53,126
MGIC Investment Corp.	3,068	41,571
Total Insurance		3,854,585
Diversified Financial Services - 15.8%
American Express Co.	1,329	248,523
Charles Schwab Corp.	2,933	247,281
BlackRock, Inc. — Class A	305	233,072
CME Group, Inc. — Class A	784	186,482
Intercontinental Exchange, Inc.	1,350	178,362
Capital One Financial Corp.	1,121	147,176
Coinbase Global, Inc. — Class A*	703	133,472
Apollo Global Management, Inc.	1,995	123,670
T. Rowe Price Group, Inc.	806	121,859
Ameriprise Financial, Inc.	392	117,741
Nasdaq, Inc.	633	112,801
Discover Financial Services	1,019	112,284
Synchrony Financial	2,394	83,335
LPL Financial Holdings, Inc.	430	78,552
Ally Financial, Inc.	1,777	77,264
Franklin Resources, Inc.	2,745	76,640
Cboe Global Markets, Inc.	628	71,856
Invesco Ltd.	2,987	68,880
SoFi Technologies, Inc.*,1	6,626	62,616
Upstart Holdings, Inc.*	556	60,654
Jefferies Financial Group, Inc.	1,751	57,520
Stifel Financial Corp.	801	54,388
OneMain Holdings, Inc.	1,092	51,772
SLM Corp.	2,518	46,231
Evercore, Inc. — Class A	369	41,077
Total Diversified Financial Services		2,793,508
Private Equity - 3.9%
Blackstone, Inc. — Class A	2,053	260,608
KKR & Company, Inc. — Class A	2,539	148,455
Ares Management Corp. — Class A	1,257	102,106
Brookfield Asset Management, Inc. — Class A	1,614	91,304
Carlyle Group, Inc.	1,791	87,598
Total Private Equity		690,071
Commercial Services - 2.8%
S&P Global, Inc.	619	253,901
Moody's Corp.	497	167,693
MarketAxess Holdings, Inc.	219	74,504
Total Commercial Services		496,098
Software - 0.8%
MSCI, Inc. — Class A	269	135,275
Savings & Loans - 0.6%
People's United Financial, Inc.	2,893	57,831
New York Community Bancorp, Inc.	4,165	44,649
Total Savings & Loans		102,480
Media - 0.5%
FactSet Research Systems, Inc.	203	88,132
Total Common Stocks
(Cost $10,837,843)		17,638,900

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$61,938	61,938
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	23,856	23,856
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,203	6,203
Total Repurchase Agreements
(Cost $91,997)		91,997

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	49,690	$49,690
Total Securities Lending Collateral
(Cost $49,690)		49,690
Total Investments - 100.4%
(Cost $10,979,530)		$17,780,587
Other Assets & Liabilities, net - (0.4)%		(65,132)
Total Net Assets - 100.0%		$17,715,455

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,638,900	$—	$—	$17,638,900
Repurchase Agreements	—	91,997	—	91,997
Securities Lending Collateral	49,690	—	—	49,690
Total Assets	$17,688,590	$91,997	$—	$17,780,587

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 39.5%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,307,001
Guggenheim Strategy Fund III[1]	89,107	2,195,594
Guggenheim Strategy Fund II1	4,552	111,756
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	71,209
Total Mutual Funds
(Cost $5,738,109)		5,685,560

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
0.12% due 05/05/22[2]	$1,558,000	1,557,783
Total U.S. Treasury Bills
(Cost $1,557,824)		1,557,783

REPURCHASE AGREEMENTS††,3 - 49.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	4,776,972	4,776,972
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	1,839,877	1,839,877
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	478,368	478,368
Total Repurchase Agreements
(Cost $7,095,217)		7,095,217
Total Investments - 99.6%
(Cost $14,391,150)		$14,338,560
Other Assets & Liabilities, net - 0.4%		56,381
Total Net Assets - 100.0%		$14,394,941

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	6	Apr 2022	$339,120	$64,045
Cotton #2 Futures Contracts	15	Dec 2022	833,850	63,943
Corn Futures Contracts	12	Sep 2022	416,700	30,042
Lean Hogs Futures Contracts	18	Jun 2022	870,840	20,693
Brent Crude Futures Contracts	2	Apr 2022	209,940	18,657
Gold 100 oz. Futures Contracts	8	Jun 2022	1,553,360	14,978
Euro - Rapeseed Futures Contracts	2	Apr 2022	104,127	14,627
LME Zinc Futures Contracts	2	May 2022	210,125	12,931
Gasoline RBOB Futures Contracts	1	Apr 2022	131,981	8,360
Sugar #11 Futures Contracts	9	Apr 2022	196,762	8,252
Euro - Mill Wheat Futures Contracts	4	May 2022	81,664	8,080
Canadian Canola (WCE) Futures Contracts	10	May 2022	180,892	7,842
Red Spring Wheat Futures Contracts	1	May 2022	54,700	7,474
LME Primary Aluminum Futures Contracts	3	May 2022	261,533	5,693
Hard Red Winter Wheat Futures Contracts	2	May 2022	103,200	4,775
Cocoa Futures Contracts	5	May 2022	132,400	4,710
Live Cattle Futures Contracts	7	Jun 2022	383,670	4,111
Oat Futures Contracts	5	Jul 2022	171,812	2,760
LME Lead Futures Contracts	3	May 2022	181,650	2,466
Copper Futures Contracts	1	May 2022	117,925	(366)
Soybean Oil Futures Contracts	4	May 2022	167,616	(540)
CME Nonfat Dry Milk Futures Contracts	1	May 2022	80,080	(883)
SGX Iron Ore 62% Futures Contracts	7	May 2022	111,748	(1,630)
ECX Emission Futures Contracts	1	Dec 2022	84,630	(1,682)
Cotton #2 Futures Contracts	1	May 2022	67,770	(2,154)
NY Harbor ULSD Futures Contracts	1	Apr 2022	141,137	(4,060)
Silver Futures Contracts	2	May 2022	249,600	(6,781)
Wheat Futures Contracts	2	May 2022	100,800	(11,031)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Soybean Futures Contracts	5	May 2022	$404,313	$(17,600)
Soybean Meal Futures Contracts	15	Dec 2022	618,150	(17,909)
LME Nickel Futures Contracts	1	May 2022	192,570	(20,425)
WTI Crude Futures Contracts	3	Apr 2022	302,040	(20,771)
Soybean Futures Contracts	14	Nov 2022	993,125	(29,217)
Coffee 'C' Futures Contracts	6	May 2022	507,937	(35,115)
Low Sulphur Gas Oil Futures Contracts	5	Jul 2022	461,125	(36,383)
			$11,018,892	$97,892
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2022	$297,420	$9,982
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2022	422,528	8,805
SPI 200 Index Futures Contracts	1	Jun 2022	139,155	6,888
CBOE Volatility Index Futures Contracts	14	Jul 2022	365,400	4,940
CBOE Volatility Index Futures Contracts	11	Sep 2022	292,930	2,315
Dow Jones Industrial Average Index Mini Futures Contracts	1	Jun 2022	172,965	1,148
FTSE/JSE TOP 40 Index Futures Contracts††	7	Jun 2022	324,862	(7,314)
			$2,015,260	$26,764
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	38	Jun 2022	$943,540	$22,940
Canadian Dollar Futures Contracts	15	Jun 2022	1,199,400	3,333
British Pound Futures Contracts	11	Jun 2022	902,894	(2,664)
			$3,045,834	$23,609
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	8	Jun 2022	$1,225,894	$2,732
Euro - OATS Futures Contracts	8	Jun 2022	1,340,356	(21,909)
			$2,566,250	$(19,177)
Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	20	Jun 2022	$3,511,342	$94,448
Canadian Government 10 Year Bond Futures Contracts	23	Jun 2022	2,399,541	64,255
U.S. Treasury 10 Year Note Futures Contracts	19	Jun 2022	2,332,547	42,278
Euro - Bobl Futures Contracts	20	Jun 2022	2,853,381	36,470
Long Gilt Futures Contracts††	19	Jun 2022	3,027,560	27,131
Australian Government 3 Year Bond Futures Contracts	13	Jun 2022	1,068,625	14,304
U.S. Treasury 5 Year Note Futures Contracts	14	Jun 2022	1,603,766	13,453
U.S. Treasury 2 Year Note Futures Contracts	6	Jun 2022	1,270,781	6,993
Euro - Schatz Futures Contracts	3	Jun 2022	367,738	289
U.S. Treasury Ultra Long Bond Futures Contracts	2	Jun 2022	354,188	33
U.S. Treasury Long Bond Futures Contracts	2	Jun 2022	300,500	(411)
Australian Government 10 Year Bond Futures Contracts	2	Jun 2022	190,240	(598)
			$19,280,209	$298,645
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	22	Jun 2022	$2,263,250	$99,077
Australian Dollar Futures Contracts	10	Jun 2022	749,150	(12,852)
Swiss Franc Futures Contracts	30	Jun 2022	4,069,875	(14,749)
Euro FX Futures Contracts	17	Jun 2022	2,357,369	(15,828)
			$9,439,644	$55,648
Equity Futures Contracts Sold Short†
FTSE 100 Index Futures Contracts	1	Jun 2022	$97,847	$501
Euro STOXX 50 Index Futures Contracts	1	Jun 2022	42,038	259

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
OMX Stockholm 30 Index Futures Contracts††	1	Apr 2022	$21,878	$(2)
IBEX 35 Index Futures Contracts††	1	Apr 2022	92,218	(1,938)
CBOE Volatility Index Futures Contracts	10	Apr 2022	234,500	(11,848)
			$488,481	$(13,028)

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	10	Jul 2022	$798,875	$17,170
Cattle Feeder Futures Contracts	8	May 2022	665,900	3,901
Soybean Meal Futures Contracts	7	May 2022	327,530	3,029
Low Sulphur Gas Oil Futures Contracts	1	May 2022	100,050	673
Platinum Futures Contracts	1	Jul 2022	49,405	(408)
Corn Futures Contracts	9	May 2022	336,375	(2,033)
Cotton #2 Futures Contracts	8	Jul 2022	527,040	(47,690)
			$2,805,175	$(25,358)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,685,560	$—	$—	$5,685,560
U.S. Treasury Bills	—	1,557,783	—	1,557,783
Repurchase Agreements	—	7,095,217	—	7,095,217
Commodity Futures Contracts**	329,212	—	—	329,212
Interest Rate Futures Contracts**	272,523	29,863	—	302,386
Currency Futures Contracts**	125,350	—	—	125,350
Equity Futures Contracts**	34,838	—	—	34,838
Total Assets	$6,447,483	$8,682,863	$—	$15,130,346

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$256,678	$—	$—	$256,678
Currency Futures Contracts**	46,093	—	—	46,093
Interest Rate Futures Contracts**	22,918	—	—	22,918
Equity Futures Contracts**	11,848	9,254	—	21,102
Total Liabilities	$337,537	$9,254	$—	$346,791

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,258	$–	$–	$–	$(1,502)	$111,756	4,552	$385
Guggenheim Strategy Fund III	2,230,346	–	–	–	(34,752)	2,195,594	89,107	8,102
Guggenheim Ultra Short Duration Fund — Institutional Class	72,155	–	–	–	(946)	71,209	7,274	180
Guggenheim Variable Insurance Strategy Fund III	3,356,761	–	–	–	(49,760)	3,307,001	134,486	11,283
	$5,772,520	$–	$–	$–	$(86,960)	$5,685,560		$19,950

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 13.7%
Guggenheim Strategy Fund II1	33,338	$818,446
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	65,418	640,444
Total Mutual Funds
(Cost $1,456,656)		1,458,890

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 44.3%
U.S. Treasury Bonds
2.25% due 02/15/52	$4,900,000	4,701,703
Total U.S. Government Securities
(Cost $4,702,439)		4,701,703

FEDERAL AGENCY DISCOUNT NOTES†† - 16.0%
Federal Home Loan Bank
0.15% due 04/05/22[2]	1,700,000	1,699,972
Total Federal Agency Discount Notes
(Cost $1,699,972)		1,699,972

FEDERAL AGENCY NOTES†† - 9.4%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	1,000,000	1,000,080
Total Federal Agency Notes
(Cost $1,000,073)		1,000,080

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
0.12% due 05/05/22[2,3,4]	183,000	182,975
Total U.S. Treasury Bills
(Cost $182,979)		182,975

REPURCHASE AGREEMENTS††,4 - 25.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	1,812,850	1,812,850
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	698,229	698,229
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	181,539	181,539
Total Repurchase Agreements
(Cost $2,692,618)		2,692,618
Total Investments - 110.4%
(Cost $11,734,737)		$11,736,238
Other Assets & Liabilities, net - (10.4)%		(1,105,667)
Total Net Assets - 100.0%		$10,630,571

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	53	Jun 2022	$9,385,969	$164,713

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,458,890	$—	$—	$1,458,890
U.S. Government Securities	—	4,701,703	—	4,701,703
Federal Agency Discount Notes	—	1,699,972	—	1,699,972
Federal Agency Notes	—	1,000,080	—	1,000,080
U.S. Treasury Bills	—	182,975	—	182,975
Repurchase Agreements	—	2,692,618	—	2,692,618
Interest Rate Futures Contracts**	164,713	—	—	164,713
Total Assets	$1,623,603	$10,277,348	$—	$11,900,951

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,430,596	$–	$(600,000)	$(608)	$(11,542)	$818,446	33,338	$3,025
Guggenheim Ultra Short Duration Fund — Institutional Class	2,151,720	–	(1,500,000)	(3,217)	(8,059)	640,444	65,418	1,787
	$3,582,316	$–	$(2,100,000)	$(3,825)	$(19,601)	$1,458,890		$4,812

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Healthcare-Products - 31.5%
Thermo Fisher Scientific, Inc.	774	$457,163
Danaher Corp.	1,484	435,302
Abbott Laboratories	3,564	421,835
Medtronic plc	3,475	385,551
Intuitive Surgical, Inc.*	1,050	316,764
Stryker Corp.	1,108	296,224
Edwards Lifesciences Corp.*	2,192	258,042
Boston Scientific Corp.*	5,264	233,143
IDEXX Laboratories, Inc.*	380	207,883
Baxter International, Inc.	2,355	182,607
Align Technology, Inc.*	401	174,836
ResMed, Inc.	693	168,059
West Pharmaceutical Services, Inc.	409	167,980
Zimmer Biomet Holdings, Inc.	1,213	155,143
STERIS plc	615	148,689
Cooper Companies, Inc.	327	136,552
PerkinElmer, Inc.	776	135,381
Hologic, Inc.*	1,726	132,591
Avantor, Inc.*	3,889	131,526
Insulet Corp.*	480	127,867
Waters Corp.*	407	126,329
Teleflex, Inc.	353	125,255
ABIOMED, Inc.*	374	123,884
Bio-Techne Corp.	277	119,952
Exact Sciences Corp.*	1,527	106,768
Henry Schein, Inc.*	1,180	102,884
Dentsply Sirona, Inc.	1,960	96,471
Repligen Corp.*	508	95,550
10X Genomics, Inc. — Class A*	1,176	89,458
Bruker Corp.	1,375	88,412
Inspire Medical Systems, Inc.*	323	82,911
Envista Holdings Corp.*	1,676	81,638
Tandem Diabetes Care, Inc.*	693	80,589
Masimo Corp.*	550	80,047
Quidel Corp.*	573	64,440
Natera, Inc.*	1,439	58,538
Nevro Corp.*	667	48,244
Total Healthcare-Products		6,244,508
Pharmaceuticals - 30.5%
Johnson & Johnson	3,648	646,535
AbbVie, Inc.	3,148	510,322
Eli Lilly & Co.	1,732	495,993
Pfizer, Inc.	9,578	495,853
Merck & Company, Inc.	5,339	438,065
Bristol-Myers Squibb Co.	5,236	382,385
CVS Health Corp.	3,272	331,159
Zoetis, Inc.	1,458	274,964
Becton Dickinson and Co.	974	259,084
Cigna Corp.	1,079	258,539
Dexcom, Inc.*	429	219,476
McKesson Corp.	671	205,413
AstraZeneca plc ADR	2,715	180,113
AmerisourceBergen Corp. — Class A	1,108	171,419
GlaxoSmithKline plc ADR	3,356	146,187
Novartis AG ADR	1,636	143,559
Perrigo Company plc	3,164	121,593
Cardinal Health, Inc.	2,127	120,601
Jazz Pharmaceuticals plc*	768	119,555
Viatris, Inc.	9,881	107,505
Elanco Animal Health, Inc.*	3,889	101,464
Neurocrine Biosciences, Inc.*	945	88,594
Bausch Health Companies, Inc.*	3,606	82,397
Sarepta Therapeutics, Inc.*	997	77,886
Intellia Therapeutics, Inc.*	937	68,092
Total Pharmaceuticals		6,046,753
Healthcare-Services - 17.1%
UnitedHealth Group, Inc.	1,287	656,331
Anthem, Inc.	669	328,626
HCA Healthcare, Inc.	999	250,369
Humana, Inc.	498	216,715
Centene Corp.*	2,406	202,561
IQVIA Holdings, Inc.*	862	199,303
Laboratory Corporation of America Holdings*	544	143,431
ICON plc*	569	138,392
Molina Healthcare, Inc.*	403	134,437
Catalent, Inc.*	1,198	132,858
Quest Diagnostics, Inc.	850	116,331
Charles River Laboratories International, Inc.*	405	115,008
Teladoc Health, Inc.*	1,442	104,012
DaVita, Inc.*	860	97,275
Universal Health Services, Inc. — Class B	661	95,812
Tenet Healthcare Corp.*	1,035	88,969
Syneos Health, Inc.*	1,052	85,159
Oak Street Health, Inc.*,1	3,045	81,850
Encompass Health Corp.	1,113	79,145
Amedisys, Inc.*	420	72,362
Invitae Corp.*	4,799	38,248
Total Healthcare-Services		3,377,194
Biotechnology - 16.5%
Amgen, Inc.	1,452	351,123
Regeneron Pharmaceuticals, Inc.*	380	265,400
Gilead Sciences, Inc.	4,363	259,380
Vertex Pharmaceuticals, Inc.*	945	246,617
Moderna, Inc.*	1,351	232,723
Illumina, Inc.*	636	222,218
BioNTech SE ADR*	1,056	180,111
Biogen, Inc.*	783	164,900
Seagen, Inc.*	1,050	151,252
Horizon Therapeutics plc*	1,379	145,085
Royalty Pharma plc — Class A	3,656	142,438
Alnylam Pharmaceuticals, Inc.*	799	130,469
Incyte Corp.*	1,598	126,913
BioMarin Pharmaceutical, Inc.*	1,393	107,400
United Therapeutics Corp.*	460	82,529
Biohaven Pharmaceutical Holding Company Ltd.*	695	82,406
Guardant Health, Inc.*	1,240	82,138
Novavax, Inc.*,1	908	66,874
Apellis Pharmaceuticals, Inc.*	1,295	65,799
Mirati Therapeutics, Inc.*	757	62,241
Fate Therapeutics, Inc.*	1,511	58,581
Cassava Sciences, Inc.*,1	939	34,874
Total Biotechnology		3,261,471
Software - 2.1%
Veeva Systems, Inc. — Class A*	829	176,129

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Software - 2.1% (continued)
Cerner Corp.	1,657	$155,029
Doximity, Inc. — Class A*	1,826	95,117
Total Software		426,275
Electronics - 1.7%
Agilent Technologies, Inc.	1,372	181,557
Mettler-Toledo International, Inc.*	118	162,036
Total Electronics		343,593
Total Common Stocks
(Cost $8,086,659)		19,699,794

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$88,711	88,711
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	34,167	34,167
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	8,883	8,883
Total Repurchase Agreements
(Cost $131,761)		131,761

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	133,206	133,206
Total Securities Lending Collateral
(Cost $133,206)		133,206
Total Investments - 100.8%
(Cost $8,351,626)		$19,964,761
Other Assets & Liabilities, net - (0.8)%		(155,303)
Total Net Assets - 100.0%		$19,809,458

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,699,794	$—	$—	$19,699,794
Repurchase Agreements	—	131,761	—	131,761
Securities Lending Collateral	133,206	—	—	133,206
Total Assets	$19,833,000	$131,761	$—	$19,964,761

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 18.8%
iShares iBoxx High Yield Corporate Bond ETF[1]	6,544	$538,506
SPDR Bloomberg High Yield Bond ETF[1]	5,238	536,895
Total Exchange-Traded Funds
(Cost $1,119,723)		1,075,401
MUTUAL FUNDS† - 44.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	137,244	1,343,620
Guggenheim Strategy Fund II2	49,418	1,213,220
Total Mutual Funds
(Cost $2,573,777)		2,556,840

	Face Amount
FEDERAL AGENCY NOTES†† - 8.8%
Federal Farm Credit Bank
0.30% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22◊	$500,000	499,990
Total Federal Agency Notes
(Cost $499,980)		499,990

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
0.12% due 05/05/22[3,4]	35,000	34,995
Total U.S. Treasury Bills
(Cost $34,996)		34,995

REPURCHASE AGREEMENTS††,5 - 20.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	804,931	804,931
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	310,023	310,023
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	80,606	80,606
Total Repurchase Agreements
(Cost $1,195,560)		1,195,560

	Shares
SECURITIES LENDING COLLATERAL†,6 - 14.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[7]	825,939	825,939
Total Securities Lending Collateral
(Cost $825,939)		825,939
Total Investments - 108.2%
(Cost $6,249,975)		$6,188,725
Other Assets & Liabilities, net - (8.2)%		(466,714)
Total Net Assets - 100.0%		$5,722,011

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	37	Jun 2022	$4,238,523	$(94,552)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	$4,300,000	$231,327	$199,215	$32,112

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	04/28/22	888	$73,073	$488
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	04/14/22	364	29,938	(917)
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	04/14/22	738	75,597	(2,456)
							$178,608	$(2,885)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2022.

CDX.NA.HY.38.V1 — Credit Default Swap North American High Yield Series 38 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$1,075,401	$—	$—	$1,075,401
Mutual Funds	2,556,840	—	—	2,556,840
Federal Agency Notes	—	499,990	—	499,990
U.S. Treasury Bills	—	34,995	—	34,995
Repurchase Agreements	—	1,195,560	—	1,195,560
Securities Lending Collateral	825,939	—	—	825,939
Credit Default Swap Agreements**	—	32,112	—	32,112
Credit Index Swap Agreements**	—	488	—	488
Total Assets	$4,458,180	$1,763,145	$—	$6,221,325

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$94,552	$—	$—	$94,552
Credit Index Swap Agreements**	—	3,373	—	3,373
Total Liabilities	$94,552	$3,373	$—	$97,925

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,232,538	$700,000	$(700,000)	$(3,773)	$(15,545)	$1,213,220	49,418	$4,906
Guggenheim Ultra Short Duration Fund — Institutional Class	1,169,480	800,000	(600,000)	(8,880)	(16,980)	1,343,620	137,244	4,554
	$2,402,018	$1,500,000	$(1,300,000)	$(12,653)	$(32,525)	$2,556,840		$9,460

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.8%
Internet - 56.5%
Alphabet, Inc. — Class A*	192	$534,019
Amazon.com, Inc.*	157	511,812
Meta Platforms, Inc. — Class A*	1,396	310,415
Netflix, Inc.*	441	165,194
Airbnb, Inc. — Class A*	776	133,286
Booking Holdings, Inc.*	52	122,119
Alibaba Group Holding Ltd. ADR*	991	107,821
Uber Technologies, Inc.*	2,924	104,328
Snap, Inc. — Class A*	2,647	95,266
DoorDash, Inc. — Class A*	732	85,783
Sea Ltd. ADR*	654	78,343
Match Group, Inc.*	681	74,052
eBay, Inc.	1,281	73,350
Twitter, Inc.*	1,829	70,764
Shopify, Inc. — Class A*	102	68,948
Expedia Group, Inc.*	348	68,093
MercadoLibre, Inc.*	55	65,421
VeriSign, Inc.*	285	63,401
Okta, Inc.*	398	60,082
JD.com, Inc. ADR*	972	56,250
Baidu, Inc. ADR*	398	52,655
Spotify Technology S.A.*	336	50,743
Roku, Inc.*	400	50,108
GoDaddy, Inc. — Class A*	586	49,048
Pinterest, Inc. — Class A*	1,988	48,925
Chewy, Inc. — Class A*,1	1,194	48,691
Etsy, Inc.*	369	45,859
Anaplan, Inc.*	701	45,600
F5, Inc.*	216	45,133
Lyft, Inc. — Class A*	1,162	44,621
Pinduoduo, Inc. ADR*	1,099	44,081
Zillow Group, Inc. — Class C*	847	41,749
Zillow Group, Inc. — Class A*	864	41,671
Wayfair, Inc. — Class A*	358	39,659
IAC*	366	36,702
Wix.com Ltd.*	346	36,143
Farfetch Ltd. — Class A*	2,252	34,050
Coupang, Inc.*	1,879	33,221
Trip.com Group Ltd. ADR*	1,398	32,322
Bumble, Inc. — Class A*	1,010	29,270
Revolve Group, Inc.*	472	25,342
TripAdvisor, Inc.*	889	24,110
Vimeo, Inc.*	1,414	16,798
Overstock.com, Inc.*	371	16,326
Stitch Fix, Inc. — Class A*	1,178	11,862
Total Internet		3,793,436
Software - 29.8%
salesforce.com, Inc.*	849	180,260
Adobe, Inc.*	395	179,970
Snowflake, Inc. — Class A*	466	106,775
Workday, Inc. — Class A*	420	100,573
Activision Blizzard, Inc.	1,240	99,336
Datadog, Inc. — Class A*	577	87,398
Cloudflare, Inc. — Class A*	698	83,551
Electronic Arts, Inc.	594	75,147
Zoom Video Communications, Inc. — Class A*	630	73,855
Veeva Systems, Inc. — Class A*	346	73,511
MongoDB, Inc.*	161	71,418
Twilio, Inc. — Class A*	429	70,703
ROBLOX Corp. — Class A*	1,413	65,337
DocuSign, Inc.*	593	63,522
ZoomInfo Technologies, Inc. — Class A*	1,004	59,979
HubSpot, Inc.*	121	57,468
Citrix Systems, Inc.*	548	55,293
Akamai Technologies, Inc.*	462	55,158
Take-Two Interactive Software, Inc.*	353	54,270
Coupa Software, Inc.*	380	38,619
NetEase, Inc. ADR	427	38,298
Dropbox, Inc. — Class A*	1,631	37,921
Smartsheet, Inc. — Class A*	651	35,662
Five9, Inc.*	322	35,549
Nutanix, Inc. — Class A*	1,172	31,433
DigitalOcean Holdings, Inc.*	531	30,718
Bilibili, Inc. ADR*,1	1,132	28,957
Box, Inc. — Class A*	934	27,142
New Relic, Inc.*	395	26,418
Ziff Davis, Inc.*	263	25,453
Fastly, Inc. — Class A*	1,079	18,753
BigCommerce Holdings, Inc.*	708	15,512
Total Software		2,003,959
Telecommunications - 7.3%
Cisco Systems, Inc.	3,393	189,194
Arista Networks, Inc.*	609	84,639
Motorola Solutions, Inc.	336	81,379
Juniper Networks, Inc.	1,215	45,149
Ciena Corp.*	627	38,015
Switch, Inc. — Class A	1,169	36,029
CommScope Holding Company, Inc.*	1,916	15,098
Total Telecommunications		489,503
Commercial Services - 4.2%
PayPal Holdings, Inc.*	1,248	144,331
CoStar Group, Inc.*	1,003	66,810
Paylocity Holding Corp.*	202	41,565
Chegg, Inc.*	793	28,770
Total Commercial Services		281,476
Healthcare-Services - 0.7%
Teladoc Health, Inc.*	614	44,288
Entertainment - 0.5%
DraftKings, Inc. — Class A*	1,753	34,131
Computers - 0.5%
Lumentum Holdings, Inc.*	342	33,379
Real Estate - 0.3%
Redfin Corp.*	905	16,326
Total Common Stocks
(Cost $3,530,861)		6,696,498

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$24,667	$24,667
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	9,500	9,500
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	2,470	2,470
Total Repurchase Agreements
(Cost $36,637)		36,637

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	60,584	60,584
Total Securities Lending Collateral
(Cost $60,584)		60,584
Total Investments - 101.2%
(Cost $3,628,082)		$6,793,719
Other Assets & Liabilities, net - (1.2)%		(78,811)
Total Net Assets - 100.0%		$6,714,908

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,696,498	$—	$—	$6,696,498
Repurchase Agreements	—	36,637	—	36,637
Securities Lending Collateral	60,584	—	—	60,584
Total Assets	$6,757,082	$36,637	$—	$6,793,719

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 46.5%
Guggenheim Strategy Fund II1	10,212	$250,716
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,529	249,929
Total Mutual Funds
(Cost $495,384)		500,645

	Face Amount
U.S. TREASURY BILLS†† - 18.5%
U.S. Treasury Bills
0.29% due 06/02/22[2,3]	$200,000	199,888
Total U.S. Treasury Bills
(Cost $199,902)		199,888

FEDERAL AGENCY DISCOUNT NOTES†† - 13.9%
Federal Home Loan Bank
0.18% due 04/01/22[3]	150,000	150,000
Total Federal Agency Discount Notes
(Cost $150,000)		150,000

FEDERAL AGENCY NOTES†† - 9.3%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	100,000	100,008
Total Federal Agency Notes
(Cost $100,007)		100,008

REPURCHASE AGREEMENTS††,4 - 30.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[2]	223,768	223,768
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[2]	86,185	86,185
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[2]	22,408	22,408
Total Repurchase Agreements
(Cost $332,361)		332,361
Total Investments - 119.1%
(Cost $1,277,654)		$1,282,902
Other Assets & Liabilities, net - (19.1)%		(205,989)
Total Net Assets - 100.0%		$1,076,913

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	0.48% (Federal Funds Rate + 0.15%)	At Maturity	04/14/22	6	$217,267	$3,348
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	0.52% (U.S. Secured Overnight Financing Rate + 0.25%)	At Maturity	04/13/22	56	1,937,833	(33,751)
							$2,155,100	$(30,403)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$500,645	$—	$—	$500,645
U.S. Treasury Bills	—	199,888	—	199,888
Federal Agency Discount Notes	—	150,000	—	150,000
Federal Agency Notes	—	100,008	—	100,008
Repurchase Agreements	—	332,361	—	332,361
Equity Index Swap Agreements**	—	3,348	—	3,348
Total Assets	$500,645	$785,605	$—	$1,286,250

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$33,751	$—	$33,751

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$656,701	$–	$(400,000)	$(2,028)	$(3,957)	$250,716	10,212	$1,673
Guggenheim Ultra Short Duration Fund — Institutional Class	671,291	–	(415,000)	(3,138)	(3,224)	249,929	25,529	1,288
	$1,327,992	$–	$(815,000)	$(5,166)	$(7,181)	$500,645		$2,961

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 41.4%
Guggenheim Strategy Fund II1	45,576	$1,118,882
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,687	1,112,995
Total Mutual Funds
(Cost $2,251,260)		2,231,877

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 37.1%
Federal Home Loan Bank
0.15% due 04/05/22[2]	$2,000,000	1,999,967
Total Federal Agency Discount Notes
(Cost $1,999,967)		1,999,967

FEDERAL AGENCY NOTES†† - 11.2%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	500,000	500,040
Federal Farm Credit Bank
0.32% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/17/23◊	100,000	100,018
Total Federal Agency Notes
(Cost $599,896)		600,058

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	118,000	117,983
Total U.S. Treasury Bills
(Cost $117,987)		117,983

REPURCHASE AGREEMENTS††,5 - 394.1%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 03/31/22 at 0.10% due 04/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 02/15/52 as collateral, with a value of $6,503,034) to be repurchased at $6,375,541	6,375,524	6,375,524
Barclays Capital, Inc. issued 03/31/22 at 0.10% due 04/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 02/15/52 as collateral, with a value of $6,423,960) to be reupurchased at $6,298,017	6,298,000	6,298,000
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	5,770,847	5,770,847
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	2,222,673	2,222,673
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	577,895	577,895
Total Repurchase Agreements
(Cost $21,244,939)		21,244,939
Total Investments - 486.0%
(Cost $26,214,049)		$26,194,824

U.S. GOVERNMENT SECURITIES SOLD SHORT† - (89.0)%
U.S. Treasury Bonds
2.25% due 02/15/52††	5,000,000	(4,797,656)
Total Securities Sold Short - (89.0)%
(Proceeds $4,908,267)		$(4,797,656)
Other Assets & Liabilities, net - (297.0)%		(16,007,074)
Total Net Assets - 100.0%		$5,390,094

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2022	$708,375	$17,034

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	All or a portion of this security is pledged as short security collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,231,877	$—	$—	$2,231,877
Federal Agency Discount Notes	—	1,999,967	—	1,999,967
Federal Agency Notes	—	600,058	—	600,058
U.S. Treasury Bills	—	117,983	—	117,983
Repurchase Agreements	—	21,244,938	—	21,244,938
Interest Rate Futures Contracts**	17,034	—	—	17,034
Total Assets	$2,248,911	$23,962,946	$—	$26,211,857

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$4,797,656	$—	$4,797,656

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,334,993	$1,000,000	$(1,200,000)	$(15,842)	$(269)	$1,118,882	45,576	$3,905
Guggenheim Ultra Short Duration Fund — Institutional Class	1,329,112	–	(200,000)	(912)	(15,205)	1,112,995	113,687	2,834
	$2,664,105	$1,000,000	$(1,400,000)	$(16,754)	$(15,474)	$2,231,877		$6,739

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 24.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,280	$32,110
Guggenheim Strategy Fund II1	822	20,174
Total Mutual Funds
(Cost $52,024)		52,284

	Face Amount
FEDERAL AGENCY NOTES†† - 21.1%
Federal Farm Credit Bank
0.25% due 04/06/22	$20,000	20,000
1.88% due 06/14/22	5,000	5,013
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	20,000	20,001
Total Federal Agency Notes
(Cost $45,018)		45,014

REPURCHASE AGREEMENTS††,2 - 62.2%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	89,575	89,575
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	34,500	34,500
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	8,970	8,970
Total Repurchase Agreements
(Cost $133,045)		133,045
Total Investments - 107.7%
(Cost $230,087)		$230,343
Other Assets & Liabilities, net - (7.7)%		(16,415)
Total Net Assets - 100.0%		$213,928

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	0.47% (U.S. Secured Overnight Financing Rate + 0.20%)	At Maturity	04/13/22	23	$62,607	$(285)
BNP Paribas	S&P MidCap 400 Index	Receive	0.38% (Federal Funds Rate + 0.05%)	At Maturity	04/14/22	6	14,906	(687)
Goldman Sachs International	S&P MidCap 400 Index	Receive	0.43% (Federal Funds Rate + 0.10%)	At Maturity	04/14/22	51	136,814	(4,209)
							$214,327	$(5,181)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$52,284	$—	$—	$52,284
Federal Agency Notes	—	45,014	—	45,014
Repurchase Agreements	—	133,045	—	133,045
Total Assets	$52,284	$178,059	$—	$230,343

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$5,181	$—	$5,181

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,445	$–	$–	$–	$(271)	$20,174	822	$70
Guggenheim Ultra Short Duration Fund — Institutional Class	22,515	10,021	–	–	(426)	32,110	3,280	78
	$42,960	$10,021	$–	$–	$(697)	$52,284		$148

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 32.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	53,442	$523,196
Guggenheim Strategy Fund II1	13,321	327,022
Total Mutual Funds
(Cost $860,682)		850,218

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Federal Home Loan Bank
0.15% due 04/05/22[2]	$400,000	399,993
Total Federal Agency Discount Notes
(Cost $399,993)		399,993

FEDERAL AGENCY NOTES†† - 11.3%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	300,000	300,024
Total Federal Agency Notes
(Cost $300,022)		300,024

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	18,000	17,998
Total U.S. Treasury Bills
(Cost $17,998)		17,998

REPURCHASE AGREEMENTS††,4 - 41.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[5]	740,698	740,698
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[5]	285,283	285,283
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[5]	74,174	74,174
Total Repurchase Agreements
(Cost $1,100,155)		1,100,155
Total Investments - 100.7%
(Cost $2,678,850)		$2,668,388
Other Assets & Liabilities, net - (0.7)%		(19,843)
Total Net Assets - 100.0%		$2,648,545

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	0.58% (Federal Funds Rate + 0.25%)	At Maturity	04/14/22	26	$387,881	$7,844
BNP Paribas	NASDAQ-100 Index	Receive	0.58% (Federal Funds Rate + 0.25%)	At Maturity	04/14/22	96	1,418,071	(32,825)
Barclays Bank plc	NASDAQ-100 Index	Receive	0.62% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	04/13/22	53	791,938	(38,976)
							$2,597,890	$(63,957)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$850,218	$—	$—	$850,218
Federal Agency Discount Notes	—	399,993	—	399,993
Federal Agency Notes	—	300,024	—	300,024
U.S. Treasury Bills	—	17,998	—	17,998
Repurchase Agreements	—	1,100,155	—	1,100,155
Equity Index Swap Agreements**	—	7,844	—	7,844
Total Assets	$850,218	$1,826,014	$—	$2,676,232

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$71,801	$—	$71,801

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$131,337	$200,000	$–	$–	$(4,315)	$327,022	13,321	$1,076
Guggenheim Ultra Short Duration Fund — Institutional Class	330,143	200,000	–	–	(6,947)	523,196	53,442	1,283
	$461,480	$400,000	$–	$–	$(11,262)	$850,218		$2,359

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 11.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$66,203
Guggenheim Strategy Fund II1	2,575	63,211
Total Mutual Funds
(Cost $128,417)		129,414

	Face Amount
FEDERAL AGENCY NOTES†† - 17.6%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	$100,000	100,008
Federal Farm Credit Bank
0.25% due 04/06/22	95,000	94,998
Total Federal Agency Notes
(Cost $195,008)		195,006

REPURCHASE AGREEMENTS††,2 - 50.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	379,411	379,411
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	146,132	146,132
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	37,995	37,995
Total Repurchase Agreements
(Cost $563,538)		563,538
Total Investments - 80.1%
(Cost $886,963)		$887,958
Other Assets & Liabilities, net - 19.9%		220,348
Total Net Assets - 100.0%		$1,108,306

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	0.28% (Federal Funds Rate - 0.05%)	At Maturity	04/14/22	365	$754,821	$3,319
BNP Paribas	Russell 2000 Index	Receive	0.13% (Federal Funds Rate - 0.20%)	At Maturity	04/14/22	29	60,221	(2,725)
Barclays Bank plc	Russell 2000 Index	Pay	(0.23)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	04/13/22	143	296,732	(5,731)
							$1,111,774	$(5,137)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$129,414	$—	$—	$129,414
Federal Agency Notes	—	195,006	—	195,006
Repurchase Agreements	—	563,538	—	563,538
Equity Index Swap Agreements**	—	3,319	—	3,319
Total Assets	$129,414	$761,863	$—	$891,277

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$8,456	$—	$8,456

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$64,060	$–	$–	$–	$(849)	$63,211	2,575	$217
Guggenheim Ultra Short Duration Fund — Institutional Class	67,082	–	–	–	(879)	66,203	6,762	168
	$131,142	$–	$–	$–	$(1,728)	$129,414		$385

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 25.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,526	$592,549
Guggenheim Strategy Fund II1	14,382	353,078
Total Mutual Funds
(Cost $954,123)		945,627

	Face Amount
FEDERAL AGENCY NOTES†† - 13.4%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	$500,000	500,040
Total Federal Agency Notes
(Cost $500,036)		500,040

FEDERAL AGENCY DISCOUNT NOTES†† - 13.4%
Federal Home Loan Bank
0.15% due 04/05/22[2]	500,000	499,992
Total Federal Agency Discount Notes
(Cost $499,992)		499,992

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	100,000	99,944
Total U.S. Treasury Bills
(Cost $99,985)		99,944

REPURCHASE AGREEMENTS††,4 - 45.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	1,143,693	1,143,693
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	440,500	440,500
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	114,530	114,530
Total Repurchase Agreements
(Cost $1,698,723)		1,698,723
Total Investments - 100.2%
(Cost $3,752,859)		$3,744,326
Other Assets & Liabilities, net - (0.2)%		(6,926)
Total Net Assets - 100.0%		$3,737,400

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	0.68% (Federal Funds Rate + 0.35%)	At Maturity	04/14/22	555	$2,512,366	$23,777
BNP Paribas	S&P 500 Index	Receive	0.53% (Federal Funds Rate + 0.20%)	At Maturity	04/14/22	56	253,326	(10,092)
Barclays Bank plc	S&P 500 Index	Receive	0.57% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	04/13/22	207	939,293	(48,907)
							$3,704,985	$(35,222)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$945,627	$—	$—	$945,627
Federal Agency Notes	—	500,040	—	500,040
Federal Agency Discount Notes	—	499,992	—	499,992
U.S. Treasury Bills	—	99,944	—	99,944
Repurchase Agreements	—	1,698,723	—	1,698,723
Equity Index Swap Agreements**	—	23,777	—	23,777
Total Assets	$945,627	$2,822,476	$—	$3,768,103

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$58,999	$—	$58,999

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$357,825	$–	$–	$–	$(4,747)	$353,078	14,382	$1,222
Guggenheim Ultra Short Duration Fund — Institutional Class	350,417	250,000	–	–	(7,868)	592,549	60,526	1,429
	$708,242	$250,000	$–	$–	$(12,615)	$945,627		$2,651

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 47.2%
Guggenheim Strategy Fund II1	12,730	$312,524
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,523	308,609
Total Mutual Funds
(Cost $622,559)		621,133

	Face Amount
U.S. TREASURY BILLS†† - 20.4%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	$269,000	268,963
Total U.S. Treasury Bills
(Cost $268,970)		268,963

FEDERAL AGENCY NOTES†† - 17.1%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	140,000	140,011
Federal Farm Credit Bank
0.25% due 04/06/22	85,000	84,999
Total Federal Agency Notes
(Cost $225,011)		225,010

REPURCHASE AGREEMENTS††,4 - 17.1%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	152,032	152,032
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	58,556	58,556
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	15,225	15,225
Total Repurchase Agreements
(Cost $225,813)		225,813
Total Investments - 101.8%
(Cost $1,342,353)		$1,340,919
Other Assets & Liabilities, net - (1.8)%		(23,624)
Total Net Assets - 100.0%		$1,317,295

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	19	Jun 2022	$2,620,100	$258,456
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	26	Jun 2022	2,674,750	(20,706)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$621,133	$—	$—	$621,133
U.S. Treasury Bills	—	268,963	—	268,963
Federal Agency Notes	—	225,010	—	225,010
Repurchase Agreements	—	225,813	—	225,813
Equity Futures Contracts**	258,456	—	—	258,456
Total Assets	$879,589	$719,786	$—	$1,599,375

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$20,706	$—	$—	$20,706

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$468,690	$–	$(150,000)	$(2,402)	$(3,764)	$312,524	12,730	$1,568
Guggenheim Ultra Short Duration Fund — Institutional Class	464,673	–	(150,000)	(2,804)	(3,260)	308,609	31,523	1,142
	$933,363	$–	$(300,000)	$(5,206)	$(7,024)	$621,133		$2,710

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Media - 19.5%
Walt Disney Co.*	1,373	$188,321
Comcast Corp. — Class A	3,773	176,652
Charter Communications, Inc. — Class A*	225	122,742
Paramount Global — Class B	1,605	60,685
Liberty Broadband Corp. — Class C*	417	56,429
Fox Corp. — Class A	1,387	54,717
DISH Network Corp. — Class A*	1,556	49,247
Discovery, Inc. — Class A*,1	1,935	48,220
News Corp. — Class A	1,985	43,968
Cable One, Inc.	25	36,606
New York Times Co. — Class A	729	33,417
Nexstar Media Group, Inc. — Class A	175	32,984
Altice USA, Inc. — Class A*	2,407	30,039
TEGNA, Inc.	1,205	26,992
World Wrestling Entertainment, Inc. — Class A1	426	26,600
Total Media		987,619
Retail - 16.9%
McDonald's Corp.	670	165,678
Starbucks Corp.	1,358	123,537
Chipotle Mexican Grill, Inc. — Class A*	51	80,684
Yum! Brands, Inc.	585	69,340
Darden Restaurants, Inc.	373	49,590
Yum China Holdings, Inc.	1,138	47,273
Domino's Pizza, Inc.	112	45,585
Restaurant Brands International, Inc.	661	38,596
Texas Roadhouse, Inc. — Class A	343	28,719
Wendy's Co.	1,297	28,495
Papa John's International, Inc.	225	23,688
Jack in the Box, Inc.	245	22,885
Wingstop, Inc.	180	21,123
Shake Shack, Inc. — Class A*	292	19,827
Dave & Buster's Entertainment, Inc.*	395	19,394
Cracker Barrel Old Country Store, Inc.	163	19,353
Cheesecake Factory, Inc.*	440	17,508
Bloomin' Brands, Inc.	745	16,345
Brinker International, Inc.*	416	15,875
Total Retail		853,495
Internet - 14.4%
Netflix, Inc.*	419	156,953
Airbnb, Inc. — Class A*	749	128,648
Booking Holdings, Inc.*	51	119,771
Sea Ltd. ADR*	827	99,066
Expedia Group, Inc.*	340	66,528
Spotify Technology S.A.*	429	64,788
Roku, Inc.*	391	48,980
Trip.com Group Ltd. ADR*	1,941	44,876
Total Internet		729,610
Entertainment - 11.1%
Live Nation Entertainment, Inc.*	543	63,879
Warner Music Group Corp. — Class A	1,453	54,996
AMC Entertainment Holdings, Inc. — Class A*,1	2,179	53,691
Caesars Entertainment, Inc.*	613	47,422
Vail Resorts, Inc.	144	37,479
Churchill Downs, Inc.	155	34,376
DraftKings, Inc. — Class A*	1,701	33,118
Marriott Vacations Worldwide Corp.	195	30,751
Penn National Gaming, Inc.*	723	30,670
SeaWorld Entertainment, Inc.*	402	29,925
Red Rock Resorts, Inc. — Class A	568	27,582
Scientific Games Corp. — Class A*	468	27,495
Madison Square Garden Sports Corp. — Class A*	143	25,648
International Game Technology plc	1,024	25,272
Six Flags Entertainment Corp.*	528	22,968
Cinemark Holdings, Inc.*	1,021	17,643
Total Entertainment		562,915
Lodging - 10.1%
Marriott International, Inc. — Class A*	519	91,214
Hilton Worldwide Holdings, Inc.*	511	77,539
Las Vegas Sands Corp.*	1,660	64,524
MGM Resorts International	1,208	50,663
Hyatt Hotels Corp. — Class A*	407	38,848
Wynn Resorts Ltd.*	458	36,521
Wyndham Hotels & Resorts, Inc.	391	33,114
Choice Hotels International, Inc.	233	33,030
Boyd Gaming Corp.	478	31,443
Hilton Grand Vacations, Inc.*	566	29,438
Travel + Leisure Co.	455	26,363
Total Lodging		512,697
Leisure Time - 8.1%
Norwegian Cruise Line Holdings Ltd.*,1	3,806	83,275
Royal Caribbean Cruises Ltd.*	693	58,060
Carnival Corp.*	2,826	57,142
Peloton Interactive, Inc. — Class A*	1,426	37,675
Planet Fitness, Inc. — Class A*	386	32,609
Polaris, Inc.	286	30,121
Harley-Davidson, Inc.	744	29,314
Brunswick Corp.	350	28,311
YETI Holdings, Inc.*	459	27,531
Callaway Golf Co.*	1,017	23,818
Total Leisure Time		407,856
Software - 6.2%
Activision Blizzard, Inc.	1,208	96,773
Electronic Arts, Inc.	571	72,237
NetEase, Inc. ADR	577	51,751
Take-Two Interactive Software, Inc.*	332	51,042
Bilibili, Inc. ADR*,1	1,575	40,288
Total Software		312,091

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Agriculture - 6.1%
Philip Morris International, Inc.	1,551	$145,701
Altria Group, Inc.	2,291	119,705
British American Tobacco plc ADR	968	40,811
Total Agriculture		306,217
Beverages - 5.1%
Constellation Brands, Inc. — Class A	354	81,533
Brown-Forman Corp. — Class B	1,032	69,165
Molson Coors Beverage Co. — Class B	777	41,476
Anheuser-Busch InBev S.A. ADR[1]	640	38,438
Boston Beer Company, Inc. — Class A*	68	26,416
Total Beverages		257,028
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	471	38,585
Mattel, Inc.*	1,463	32,493
Total Toys, Games & Hobbies		71,078
Food Service - 0.7%
Aramark	1,007	37,863
Total Common Stocks
(Cost $2,765,090)		5,038,469

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	21,973	21,973
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	8,463	8,463
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	2,201	2,201
Total Repurchase Agreements
(Cost $32,637)		32,637

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	225,217	225,217
Total Securities Lending Collateral
(Cost $225,217)		225,217
Total Investments - 104.6%
(Cost $3,022,944)		$5,296,323
Other Assets & Liabilities, net - (4.6)%		(231,591)
Total Net Assets - 100.0%		$5,064,732

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,038,469	$—	$—	$5,038,469
Repurchase Agreements	—	32,637	—	32,637
Securities Lending Collateral	225,217	—	—	225,217
Total Assets	$5,263,686	$32,637	$—	$5,296,323

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 93.5%
Financial - 21.7%
Safety Insurance Group, Inc.	2,393	$217,404
Mercury General Corp.[1]	3,732	205,260
Preferred Bank/Los Angeles CA	2,593	192,115
Enstar Group Ltd.*	729	190,378
Arch Capital Group Ltd.*	3,735	180,849
Old Republic International Corp.[1]	6,942	179,590
National Bank Holdings Corp. — Class A	4,359	175,580
Travelers Companies, Inc.[1]	922	168,477
AMERISAFE, Inc.	3,037	150,848
Stewart Information Services Corp.	2,244	136,009
MGIC Investment Corp.	9,859	133,589
United Bankshares, Inc.	3,753	130,905
BankUnited, Inc.[1]	2,853	125,418
Evercore, Inc. — Class A	1,122	124,901
Raymond James Financial, Inc.	1,134	124,638
Piper Sandler Cos.	937	122,981
Fidelity National Financial, Inc.	2,510	122,588
Radian Group, Inc.[1]	5,450	121,045
PS Business Parks, Inc. REIT	698	117,320
Everest Re Group Ltd.	388	116,935
Markel Corp.*	79	116,544
Essent Group Ltd.	2,780	114,564
Hanover Insurance Group, Inc.	742	110,944
Interactive Brokers Group, Inc. — Class A	1,664	109,674
OneMain Holdings, Inc.[1]	2,258	107,052
National Retail Properties, Inc. REIT	2,245	100,890
HomeStreet, Inc.	2,092	99,119
Janus Henderson Group plc	2,726	95,465
Hilltop Holdings, Inc.	3,164	93,022
ServisFirst Bancshares, Inc.	919	87,571
First American Financial Corp.	1,314	85,173
Spirit Realty Capital, Inc. REIT	1,795	82,606
LTC Properties, Inc. REIT	2,021	77,748
Citigroup, Inc.	1,423	75,988
National Health Investors, Inc. REIT	1,285	75,828
Meta Financial Group, Inc.	1,358	74,581
Morgan Stanley	804	70,270
Western Union Co.	3,702	69,375
Agree Realty Corp. REIT[1]	1,017	67,488
Ameris Bancorp	1,485	65,162
Washington Federal, Inc.	1,751	57,468
Trustmark Corp.	1,820	55,310
Fulton Financial Corp.	3,116	51,788
SEI Investments Co.	857	51,600
Omega Healthcare Investors, Inc. REIT	1,624	50,604
Visa, Inc. — Class A	201	44,576
Berkshire Hathaway, Inc. — Class B*	123	43,408
Equity Commonwealth REIT*	1,501	42,343
Easterly Government Properties, Inc. REIT	1,858	39,278
Synchrony Financial[1]	1,090	37,943
Total Financial		5,290,212
Consumer, Non-cyclical - 17.1%
Johnson & Johnson[1]	1,473	261,060
Bristol-Myers Squibb Co.[1]	3,155	230,410
AbbVie, Inc.[1]	1,267	205,393
Amgen, Inc.[1]	843	203,854
John B Sanfilippo & Son, Inc.[1]	2,420	201,925
Gilead Sciences, Inc.[1]	3,383	201,119
Abbott Laboratories[1]	1,444	170,912
Innoviva, Inc.*	8,382	162,192
Perdoceo Education Corp.*	12,996	149,194
Hologic, Inc.*,1	1,941	149,108
Regeneron Pharmaceuticals, Inc.*,1	213	148,763
Amphastar Pharmaceuticals, Inc.*	3,920	140,728
Vertex Pharmaceuticals, Inc.*	494	128,919
Merck & Company, Inc.[1]	1,521	124,798
Bio-Rad Laboratories, Inc. — Class A*	220	123,911
Incyte Corp.*,1	1,416	112,459
Pfizer, Inc.[1]	1,981	102,556
Medtronic plc	922	102,296
EVERTEC, Inc.	2,370	97,004
Eagle Pharmaceuticals, Inc.*,1	1,960	97,000
Waters Corp.*,1	303	94,048
Prestige Consumer Healthcare, Inc.*	1,728	91,480
Molson Coors Beverage Co. — Class B1	1,680	89,679
Royalty Pharma plc — Class A	2,119	82,556
USANA Health Sciences, Inc.*	1,037	82,390
Quest Diagnostics, Inc.	587	80,337
United Therapeutics Corp.*	375	67,279
Philip Morris International, Inc.	699	65,664
Avery Dennison Corp.	367	63,847
Corteva, Inc.[1]	991	56,963
Vanda Pharmaceuticals, Inc.*	4,934	55,804
PerkinElmer, Inc.	309	53,908
Laboratory Corporation of America Holdings*,1	184	48,513
Coca-Cola Co.	645	39,990
Procter & Gamble Co.	258	39,422
Premier, Inc. — Class A	1,088	38,722
Total Consumer, Non-cyclical		4,164,203
Industrial - 13.3%
Garmin Ltd.[1]	1,836	217,768
3M Co.[1]	1,433	213,345
Vishay Intertechnology, Inc.[1]	10,798	211,641
Knowles Corp.*	9,481	204,126
Snap-on, Inc.[1]	783	160,891
Sanmina Corp.*,1	3,850	155,617
Packaging Corporation of America	955	149,085
Mueller Industries, Inc.[1]	2,688	145,609
TTM Technologies, Inc.*	9,736	144,287
Sturm Ruger & Company, Inc.[1]	1,794	124,898
Keysight Technologies, Inc.*,1	739	116,740
Crane Co.[1]	1,067	115,535
OSI Systems, Inc.*	1,301	110,741
Eagle Materials, Inc.	724	92,932
Encore Wire Corp.	752	85,781
Hillenbrand, Inc.[1]	1,937	85,558

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 93.5% (continued)
Industrial - 13.3% (continued)
Agilent Technologies, Inc.	630	$83,368
Vontier Corp.	2,926	74,291
Owens Corning	782	71,553
Louisiana-Pacific Corp.[1]	1,139	70,755
Textron, Inc.	934	69,471
Albany International Corp. — Class A1	746	62,903
Lockheed Martin Corp.	134	59,148
Dorian LPG Ltd.	3,562	51,613
UFP Industries, Inc.	628	48,456
Toro Co.[1]	541	46,250
Pentair plc	797	43,205
Simpson Manufacturing Company, Inc.	393	42,853
Insteel Industries, Inc.	1,150	42,538
Donaldson Company, Inc.[1]	811	42,115
Arrow Electronics, Inc.*	349	41,402
Atkore, Inc.*	411	40,459
Total Industrial		3,224,934
Consumer, Cyclical - 10.3%
AutoZone, Inc.*,1	108	220,815
Gentex Corp.[1]	7,082	206,582
Whirlpool Corp.	1,005	173,644
NVR, Inc.*,1	36	160,822
Cummins, Inc.[1]	613	125,733
Columbia Sportswear Co.	1,248	112,982
Allison Transmission Holdings, Inc.[1]	2,874	112,833
Dolby Laboratories, Inc. — Class A1	1,420	111,073
Choice Hotels International, Inc.[1]	720	102,067
Brunswick Corp.[1]	1,120	90,597
LKQ Corp.[1]	1,876	85,189
Ethan Allen Interiors, Inc.[1]	3,160	82,381
Acushnet Holdings Corp.[1]	2,024	81,486
PulteGroup, Inc.[1]	1,794	75,168
Tapestry, Inc.	2,002	74,374
Tesla, Inc.*	69	74,354
Tri Pointe Homes, Inc.*	3,671	73,714
Wyndham Hotels & Resorts, Inc.	752	63,687
Carter's, Inc.	678	62,369
Autoliv, Inc.	810	61,916
AutoNation, Inc.*,1	566	56,362
Methode Electronics, Inc.	1,262	54,582
Toll Brothers, Inc.	1,148	53,979
Jack in the Box, Inc.	577	53,898
MarineMax, Inc.*	1,074	43,239
Zumiez, Inc.*,1	1,031	39,394
Las Vegas Sands Corp.*	988	38,404
Buckle, Inc.[1]	805	26,597
Total Consumer, Cyclical		2,518,241
Communications - 9.3%
Alphabet, Inc. — Class C*	100	279,299
Meta Platforms, Inc. — Class A*,1	1,223	271,946
Comcast Corp. — Class A	4,600	215,372
Verizon Communications, Inc.[1]	4,121	209,924
Cisco Systems, Inc.[1]	2,954	164,715
Amazon.com, Inc.*,1	40	130,398
Viavi Solutions, Inc.*,1	7,148	114,940
Yelp, Inc. — Class A*,1	3,253	110,960
Interpublic Group of Companies, Inc.[1]	2,918	103,443
Nexstar Media Group, Inc. — Class A	504	94,994
Omnicom Group, Inc.[1]	1,041	88,360
Shenandoah Telecommunications Co.	3,537	83,402
Juniper Networks, Inc.[1]	2,191	81,418
InterDigital, Inc.	1,227	78,283
VeriSign, Inc.*,1	339	75,414
F5, Inc.*	230	48,058
NETGEAR, Inc.*	1,618	39,932
Corning, Inc.	1,033	38,128
Ciena Corp.*	605	36,681
Total Communications		2,265,667
Utilities - 8.5%
CMS Energy Corp.	3,067	214,506
MGE Energy, Inc.[1]	2,677	213,598
National Fuel Gas Co.[1]	3,091	212,352
Duke Energy Corp.[1]	1,771	197,750
IDACORP, Inc.[1]	1,697	195,766
Portland General Electric Co.[1]	3,455	190,543
Chesapeake Utilities Corp.[1]	1,323	182,256
WEC Energy Group, Inc.[1]	1,348	134,544
Otter Tail Corp.	2,006	125,375
Southern Co.[1]	1,620	117,466
American States Water Co.[1]	1,267	112,789
PPL Corp.[1]	3,927	112,155
California Water Service Group	876	51,929
Total Utilities		2,061,029
Technology - 8.4%
Apple, Inc.[1]	1,625	283,741
Microsoft Corp.[1]	742	228,766
CSG Systems International, Inc.	3,170	201,517
Rambus, Inc.*,1	3,994	127,369
NetApp, Inc.[1]	1,456	120,848
Intel Corp.[1]	2,294	113,690
Akamai Technologies, Inc.*,1	685	81,782
Xperi Holding Corp.	4,642	80,399
SS&C Technologies Holdings, Inc.	1,023	76,746
Progress Software Corp.	1,625	76,521
Lumentum Holdings, Inc.*	692	67,539
ExlService Holdings, Inc.*	464	66,477
Genpact Ltd.	1,404	61,088
Ziff Davis, Inc.*	552	53,423
HP, Inc.[1]	1,435	52,091
NetScout Systems, Inc.*	1,607	51,553
Skyworks Solutions, Inc.	360	47,981
Electronic Arts, Inc.	374	47,315
Texas Instruments, Inc.[1]	242	44,402
CommVault Systems, Inc.*	641	42,530
Cognizant Technology Solutions Corp. — Class A	460	41,248
Qorvo, Inc.*	310	38,471
Micron Technology, Inc.	482	37,543
Total Technology		2,043,040
Basic Materials - 3.9%
Dow, Inc.[1]	2,742	174,720

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 93.5% (continued)
Basic Materials - 3.9% (continued)
LyondellBasell Industries N.V. — Class A	1,661	$170,784
Westlake Corp.	1,264	155,978
International Paper Co.[1]	2,236	103,191
Linde plc	314	100,301
Reliance Steel & Aluminum Co.	447	81,958
Valvoline, Inc.	1,851	58,417
NewMarket Corp.	170	55,145
Air Products and Chemicals, Inc.	198	49,482
Total Basic Materials		949,976
Energy - 1.0%
Exxon Mobil Corp.	1,829	151,057
Kinder Morgan, Inc.	4,957	93,737
Total Energy		244,794
Total Common Stocks
(Cost $21,170,638)		22,762,096

MONEY MARKET FUND† - 4.6%
Invesco Invesco Short-Term Investments Trust Treasury Obligations Portfolio - Institutional class 1.0%[2]	1,119,791	1,119,791
Total Money Market Fund
(Cost $1,119,791)		1,119,791
Total Investments - 98.1%
(Cost $22,290,429)		$23,881,887
Other Assets & Liabilities, net - 1.9%		462,252
Total Net Assets - 100.0%		$24,344,139

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$9,062,572	$512,015

Goldman Sachs International	GS Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	9,115,697	509,124

						$18,178,269	$1,021,139
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$10,077,782	$(305,478)
Goldman Sachs International	GS Equity Custom Basket	Receive	0.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	10,077,768	(311,865)
						$20,155,550	$(617,343)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,571	0.62%	$24,917
AbbVie, Inc.	508	0.90%	23,950
Innoviva, Inc.	3,360	0.70%	18,601
Bristol-Myers Squibb Co.	1,264	1.01%	14,408
Johnson & Johnson	590	1.15%	14,255
Amgen, Inc.	338	0.90%	14,042
Vertex Pharmaceuticals, Inc.	198	0.57%	13,076
Regeneron Pharmaceuticals, Inc.	85	0.65%	11,339
Molson Coors Beverage Co. — Class B	947	0.55%	10,277
United Therapeutics Corp.	150	0.30%	7,676
Pfizer, Inc.	794	0.45%	7,452
Eagle Pharmaceuticals, Inc.	785	0.43%	5,875
Hologic, Inc.	778	0.66%	5,319
Prestige Consumer Healthcare, Inc.	693	0.40%	5,063
Merck & Company, Inc.	609	0.55%	4,812
Waters Corp.	121	0.41%	3,909
Perdoceo Education Corp.	5,210	0.66%	3,861
PerkinElmer, Inc.	124	0.24%	3,489
Corteva, Inc.	397	0.25%	3,278
Quest Diagnostics, Inc.	235	0.35%	3,003
Medtronic plc	369	0.45%	1,982
Avery Dennison Corp.	147	0.28%	886
Incyte Corp.	568	0.49%	566
Royalty Pharma plc — Class A	849	0.36%	312
Coca-Cola Co.	258	0.18%	(131)
Procter & Gamble Co.	103	0.17%	(225)
Premier, Inc. — Class A	436	0.17%	(784)
Laboratory Corporation of America Holdings	73	0.21%	(1,019)
Philip Morris International, Inc.	280	0.29%	(1,726)
Abbott Laboratories	578	0.75%	(1,806)
John B Sanfilippo & Son, Inc.	970	0.89%	(2,036)
EVERTEC, Inc.	950	0.43%	(4,490)
USANA Health Sciences, Inc.	416	0.36%	(7,501)
Bio-Rad Laboratories, Inc. — Class A	88	0.54%	(9,503)
Vanda Pharmaceuticals, Inc.	1,978	0.25%	(10,378)
Gilead Sciences, Inc.	1,356	0.88%	(10,420)
Total Consumer, Non-cyclical			152,329
Consumer, Cyclical
AutoZone, Inc.	43	0.96%	32,954
AutoNation, Inc.	227	0.25%	7,830
Tesla, Inc.	27	0.32%	6,800
Ethan Allen Interiors, Inc.	1,266	0.36%	2,575
Allison Transmission Holdings, Inc.	1,152	0.50%	1,623
Cummins, Inc.	246	0.55%	1,015
Methode Electronics, Inc.	506	0.24%	435
Wyndham Hotels & Resorts, Inc.	301	0.28%	196
Columbia Sportswear Co.	526	0.52%	(254)
Brunswick Corp.	449	0.40%	(661)
Choice Hotels International, Inc.	288	0.45%	(788)
Las Vegas Sands Corp.	396	0.17%	(824)
Zumiez, Inc.	413	0.17%	(1,185)
Carter's, Inc.	271	0.27%	(2,507)
Tapestry, Inc.	802	0.33%	(2,966)
Autoliv, Inc.	324	0.27%	(3,218)
Jack in the Box, Inc.	236	0.24%	(3,464)
MarineMax, Inc.	430	0.19%	(3,738)
Buckle, Inc.	605	0.22%	(4,149)
Tri Pointe Homes, Inc.	1,471	0.32%	(4,522)
PulteGroup, Inc.	719	0.33%	(5,160)
Gentex Corp.	2,839	0.90%	(5,201)
Dolby Laboratories, Inc. — Class A	569	0.49%	(6,805)
NVR, Inc.	14	0.69%	(8,003)
Acushnet Holdings Corp.	811	0.36%	(8,008)
LKQ Corp.	752	0.37%	(8,222)
Toll Brothers, Inc.	460	0.24%	(9,443)
Whirlpool Corp.	402	0.76%	(17,996)
Total Consumer, Cyclical			(43,687)
Industrial
Owens Corning	313	0.31%	10,296
Packaging Corporation of America	382	0.65%	8,843
Mueller Industries, Inc.	1,077	0.64%	8,715
Knowles Corp.	3,801	0.89%	6,939
TTM Technologies, Inc.	3,903	0.63%	6,439
Crane Co.	427	0.51%	5,830
Snap-on, Inc.	313	0.71%	5,824
Lockheed Martin Corp.	53	0.26%	5,386
Encore Wire Corp.	301	0.38%	5,003
Dorian LPG Ltd.	1,428	0.23%	2,550
Albany International Corp. — Class A	299	0.28%	2,070
Sanmina Corp.	1,543	0.68%	1,606
Vishay Intertechnology, Inc.	4,329	0.93%	1,461
Textron, Inc.	374	0.31%	932
Agilent Technologies, Inc.	252	0.37%	(315)
Keysight Technologies, Inc.	296	0.51%	(445)
Atkore, Inc.	165	0.18%	(542)
Insteel Industries, Inc.	461	0.19%	(648)
Louisiana-Pacific Corp.	456	0.31%	(865)
Arrow Electronics, Inc.	140	0.18%	(1,346)
Simpson Manufacturing Company, Inc.	157	0.19%	(1,617)
UFP Industries, Inc.	251	0.21%	(1,835)
Hillenbrand, Inc.	776	0.38%	(1,926)
Donaldson Company, Inc.	325	0.19%	(2,387)
Toro Co.	217	0.20%	(3,761)
Pentair plc	319	0.19%	(3,998)
Sturm Ruger & Company, Inc.	719	0.55%	(4,111)
Eagle Materials, Inc.	290	0.41%	(6,130)
OSI Systems, Inc.	521	0.49%	(6,243)
Vontier Corp.	1,173	0.33%	(8,507)
3M Co.	574	0.94%	(9,843)
Garmin Ltd.	736	0.96%	(16,833)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Industrial			$542
Financial
Travelers Companies, Inc.	369	0.74%	14,669
Arch Capital Group Ltd.	1,497	0.80%	12,810
Safety Insurance Group, Inc.	959	0.96%	10,718
Enstar Group Ltd.	292	0.84%	10,666
Raymond James Financial, Inc.	454	0.55%	10,333
Markel Corp.	31	0.50%	8,186
Berkshire Hathaway, Inc. — Class B	49	0.19%	7,976
Everest Re Group Ltd.	155	0.51%	7,172
Preferred Bank/Los Angeles CA	1,039	0.84%	6,370
ServisFirst Bancshares, Inc.	368	0.38%	4,907
LTC Properties, Inc.	810	0.34%	4,596
Hanover Insurance Group, Inc.	297	0.49%	3,876
Synchrony Financial	437	0.17%	2,837
Omega Healthcare Investors, Inc.	651	0.22%	2,047
Visa, Inc. — Class A	80	0.19%	1,675
BankUnited, Inc.	1,144	0.55%	1,622
Old Republic International Corp.	2,783	0.78%	1,585
Western Union Co.	1,484	0.31%	1,285
Morgan Stanley	608	0.58%	1,024
Equity Commonwealth	602	0.19%	853
National Health Investors, Inc.	515	0.33%	488
Washington Federal, Inc.	702	0.25%	267
United Bankshares, Inc.	1,504	0.58%	88
Fidelity National Financial, Inc.	1,006	0.54%	(280)
Stewart Information Services Corp.	899	0.60%	(426)
Easterly Government Properties, Inc.	745	0.17%	(439)
Trustmark Corp.	729	0.24%	(447)
Radian Group, Inc.	2,185	0.53%	(652)
Agree Realty Corp.	407	0.30%	(863)
Fulton Financial Corp.	1,249	0.23%	(872)
Janus Henderson Group plc	1,093	0.42%	(1,080)
National Retail Properties, Inc.	900	0.44%	(1,160)
SEI Investments Co.	343	0.23%	(1,397)
HomeStreet, Inc.	838	0.44%	(1,613)
Interactive Brokers Group, Inc. — Class A	667	0.48%	(1,801)
First American Financial Corp.	526	0.37%	(2,096)
Spirit Realty Capital, Inc.	719	0.36%	(2,661)
PS Business Parks, Inc.	280	0.52%	(2,823)
Citigroup, Inc.	570	0.33%	(3,357)
Ameris Bancorp	595	0.29%	(3,839)
Meta Financial Group, Inc.	544	0.33%	(4,093)
National Bank Holdings Corp. — Class A	1,747	0.77%	(4,790)
Mercury General Corp.	1,496	0.90%	(4,795)
OneMain Holdings, Inc.	905	0.47%	(4,842)
MGIC Investment Corp.	3,952	0.59%	(4,923)
Piper Sandler Cos.	375	0.54%	(5,024)
Essent Group Ltd.	1,114	0.50%	(5,754)
Hilltop Holdings, Inc.	1,268	0.41%	(8,711)
AMERISAFE, Inc.	1,217	0.66%	(9,012)
Evercore, Inc. — Class A	449	0.55%	(12,308)
Total Financial			25,992
Basic Materials
Westlake Corp.	507	0.69%	15,499
Dow, Inc.	1,099	0.77%	10,103
LyondellBasell Industries N.V. — Class A	666	0.75%	9,332
NewMarket Corp.	68	0.24%	830
Reliance Steel & Aluminum Co.	179	0.36%	(776)
International Paper Co.	896	0.45%	(1,566)
Linde plc	125	0.44%	(2,027)
Air Products and Chemicals, Inc.	79	0.22%	(2,546)
Valvoline, Inc.	742	0.26%	(3,330)
Total Basic Materials			25,519
Technology
Apple, Inc.	651	1.25%	68,708
Microsoft Corp.	297	1.00%	44,946
CSG Systems International, Inc.	1,271	0.89%	23,366
Rambus, Inc.	1,601	0.56%	14,290
HP, Inc.	575	0.23%	12,001
NetApp, Inc.	583	0.53%	11,478
ExlService Holdings, Inc.	186	0.29%	6,672
Texas Instruments, Inc.	97	0.20%	6,113
Lumentum Holdings, Inc.	277	0.30%	4,223
Akamai Technologies, Inc.	274	0.36%	1,830
Genpact Ltd.	563	0.27%	926
Intel Corp.	919	0.50%	800
Cognizant Technology Solutions Corp. — Class A	184	0.18%	749
NetScout Systems, Inc.	644	0.23%	740
Progress Software Corp.	651	0.34%	244

Ziff Davis, Inc.	221	0.23%	(410)
Electronic Arts, Inc.	150	0.21%	(653)
Micron Technology, Inc.	193	0.16%	(886)
Skyworks Solutions, Inc.	144	0.21%	(1,062)
SS&C Technologies Holdings, Inc.	410	0.34%	(1,523)
CommVault Systems, Inc.	257	0.19%	(3,194)
Xperi Holding Corp.	1,861	0.35%	(4,969)
Qorvo, Inc.	124	0.17%	(7,533)
Total Technology			176,856
Communications
Alphabet, Inc. — Class C	40	1.23%	39,873
Amazon.com, Inc.	16	0.57%	19,269
Cisco Systems, Inc.	1,184	0.72%	13,448
Juniper Networks, Inc.	878	0.36%	12,989
Viavi Solutions, Inc.	2,865	0.50%	9,562
Omnicom Group, Inc.	417	0.39%	7,956
Nexstar Media Group, Inc. — Class A	202	0.42%	7,794
Meta Platforms, Inc. — Class A	490	1.20%	2,756
VeriSign, Inc.	135	0.33%	1,942

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
F5, Inc.	92	0.21%	$1,569
Corning, Inc.	414	0.17%	(613)
Ciena Corp.	242	0.16%	(1,143)
InterDigital, Inc.	492	0.34%	(1,314)
Shenandoah Telecommunications Co.	1,418	0.37%	(1,342)
Interpublic Group of Companies, Inc.	1,169	0.45%	(1,979)
NETGEAR, Inc.	648	0.18%	(2,369)
Yelp, Inc. — Class A	1,304	0.49%	(2,721)
Verizon Communications, Inc.	1,652	0.92%	(4,512)
Comcast Corp. — Class A	1,844	0.95%	(4,852)
Total Communications			96,313
Utilities
National Fuel Gas Co.	1,239	0.93%	20,073
IDACORP, Inc.	664	0.84%	12,880
Southern Co.	649	0.52%	10,298
Chesapeake Utilities Corp.	530	0.80%	9,131
Portland General Electric Co.	1,349	0.82%	7,571
WEC Energy Group, Inc.	540	0.59%	5,295
Duke Energy Corp.	692	0.85%	5,183
CMS Energy Corp.	1,229	0.94%	3,780
MGE Energy, Inc.	1,073	0.94%	3,576
American States Water Co.	12	0.01%	(82)
Otter Tail Corp.	804	0.55%	(284)
California Water Service Group	351	0.23%	(1,188)
PPL Corp.	1,574	0.49%	(1,684)
Total Utilities			74,549
Energy
Kinder Morgan, Inc.	1,987	0.41%	683
Exxon Mobil Corp.	733	0.66%	29
Total Energy			711
Total GS Equity Long Custom Basket			$509,124

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
CoStar Group, Inc.	1,553	(1.04)%	30,770
Insperity, Inc.	412	(0.41)%	8,073
TransUnion	887	(0.91)%	8,071
Driven Brands Holdings, Inc.	3,800	(0.99)%	7,649
Equifax, Inc.	405	(0.95)%	6,815
ASGN, Inc.	736	(0.85)%	6,209
Dun & Bradstreet Holdings, Inc.	3,918	(0.68)%	5,341
Natera, Inc.	312	(0.13)%	5,199
ABM Industries, Inc.	825	(0.38)%	1,654
Intellia Therapeutics, Inc.	206	(0.15)%	(146)
Rollins, Inc.	2,867	(1.00)%	(1,091)
Sysco Corp.	1,084	(0.88)%	(2,276)
Cintas Corp.	445	(1.88)%	(2,536)
Verisk Analytics, Inc. — Class A	522	(1.11)%	(3,109)
Guardant Health, Inc.	621	(0.41)%	(4,668)
Booz Allen Hamilton Holding Corp.	731	(0.64)%	(5,089)
Viad Corp.	1,173	(0.41)%	(6,236)
Bunge Ltd.	723	(0.79)%	(15,903)
Total Consumer, Non-cyclical			38,727
Communications
Okta, Inc.	115	(0.17)%	5,449
Lyft, Inc. — Class A	2,240	(0.85)%	5,283
Airbnb, Inc. — Class A	129	(0.22)%	2,778
Trade Desk, Inc. — Class A	368	(0.25)%	(845)
Palo Alto Networks, Inc.	35	(0.22)%	(1,680)
DoorDash, Inc. — Class A	343	(0.40)%	(6,673)
Total Communications			4,312
Consumer, Cyclical
United Airlines Holdings, Inc.	2,392	(1.10)%	22,642
Delta Air Lines, Inc.	3,029	(1.19)%	19,310
Southwest Airlines Co.	1,240	(0.56)%	14,558
IAA, Inc.	1,188	(0.45)%	12,261
Freshpet, Inc.	377	(0.38)%	11,331
JetBlue Airways Corp.	2,744	(0.41)%	10,112
MillerKnoll, Inc.	3,362	(1.15)%	9,035
Copart, Inc.	1,063	(1.32)%	5,148
American Airlines Group, Inc.	7,941	(1.45)%	(733)
Royal Caribbean Cruises Ltd.	369	(0.31)%	(1,190)
Carnival Corp.	1,491	(0.30)%	(2,683)
Lululemon Athletica, Inc.	120	(0.43)%	(6,219)
Total Consumer, Cyclical			93,572
Financial
Americold Realty Trust	2,650	(0.73)%	24,744
Western Alliance Bancorporation	1,172	(0.96)%	19,758
SVB Financial Group	112	(0.62)%	13,409
Equinix, Inc.	171	(1.26)%	13,236
First Republic Bank	487	(0.78)%	11,922
BOK Financial Corp.	542	(0.51)%	11,037
CBRE Group, Inc. — Class A	676	(0.61)%	7,645
Equitable Holdings, Inc.	4,789	(1.47)%	7,484
Invitation Homes, Inc.	3,758	(1.50)%	5,965
Crown Castle International Corp.	652	(1.19)%	5,910
Lincoln National Corp.	776	(0.50)%	4,615
SBA Communications Corp.	279	(0.95)%	3,160
Digital Realty Trust, Inc.	415	(0.58)%	2,390
Ameriprise Financial, Inc.	223	(0.66)%	2,255
Park Hotels & Resorts, Inc.	7,206	(1.40)%	1,787
Signature Bank	252	(0.73)%	1,562
Safehold, Inc.	982	(0.54)%	1,116
Wells Fargo & Co.	1,479	(0.71)%	754
State Street Corp.	1,686	(1.46)%	582
UDR, Inc.	1,381	(0.79)%	220
Zions Bancorp North America	1,615	(1.05)%	(72)
Sunstone Hotel Investors, Inc.	7,983	(0.93)%	(442)
RLJ Lodging Trust	10,616	(1.48)%	(511)
Sun Communities, Inc.	750	(1.30)%	(1,653)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Boston Properties, Inc.	307	(0.39)%	$(2,055)
KKR & Company, Inc. — Class A	1,076	(0.62)%	(2,555)
Ryman Hospitality Properties, Inc.	1,092	(1.01)%	(3,725)
Apple Hospitality REIT, Inc.	2,219	(0.40)%	(4,446)
Apartment Income REIT Corp.	3,447	(1.83)%	(5,117)
Northern Trust Corp.	1,247	(1.44)%	(5,556)
Comerica, Inc.	1,427	(1.28)%	(6,634)
Xenia Hotels & Resorts, Inc.	3,795	(0.73)%	(7,280)
Ventas, Inc.	1,927	(1.18)%	(11,054)
Pebblebrook Hotel Trust	4,717	(1.15)%	(12,961)
Welltower, Inc.	1,417	(1.35)%	(13,251)
Kennedy-Wilson Holdings, Inc.	8,375	(2.03)%	(16,039)
Outfront Media, Inc.	4,827	(1.36)%	(19,171)
Iron Mountain, Inc.	2,503	(1.38)%	(19,650)
Host Hotels & Resorts, Inc.	9,061	(1.76)%	(20,918)
Howard Hughes Corp.	1,557	(1.60)%	(23,931)
Total Financial			(37,470)
Utilities
Entergy Corp.	848	(0.98)%	(4,795)
Spire, Inc.	990	(0.70)%	(5,477)
ONE Gas, Inc.	2,097	(1.84)%	(23,035)
Black Hills Corp.	2,510	(1.92)%	(25,387)
CenterPoint Energy, Inc.	5,884	(1.79)%	(26,242)
Atmos Energy Corp.	1,537	(1.82)%	(27,945)
Edison International	2,727	(1.90)%	(31,772)
Total Utilities			(144,653)
Technology
Ceridian HCM Holding, Inc.	819	(0.56)%	20,502
Atlassian Corporation plc — Class A	90	(0.26)%	374
Datadog, Inc. — Class A	253	(0.38)%	(1,707)
Bill.com Holdings, Inc.	168	(0.38)%	(3,045)
Zscaler, Inc.	169	(0.40)%	(3,066)
Cloudflare, Inc. — Class A	324	(0.38)%	(3,496)
Leidos Holdings, Inc.	489	(0.52)%	(6,314)
MongoDB, Inc.	109	(0.48)%	(8,620)
Crowdstrike Holdings, Inc. — Class A	185	(0.42)%	(8,742)
KBR, Inc.	2,594	(1.42)%	(34,922)
Total Technology			(49,036)
Industrial
Stericycle, Inc.	2,089	(1.22)%	31,847
Boeing Co.	780	(1.48)%	24,373
MSA Safety, Inc.	481	(0.63)%	3,338
Jacobs Engineering Group, Inc.	1,227	(1.68)%	2,692
J.B. Hunt Transport Services, Inc.	242	(0.48)%	1,104
TransDigm Group, Inc.	97	(0.63)%	517
CH Robinson Worldwide, Inc.	608	(0.65)%	(719)
General Electric Co.	728	(0.66)%	(1,618)
Waste Management, Inc.	649	(1.02)%	(8,231)
Howmet Aerospace, Inc.	2,929	(1.04)%	(14,637)
Republic Services, Inc. — Class A	815	(1.07)%	(17,271)
Tetra Tech, Inc.	578	(0.95)%	(28,778)
Casella Waste Systems, Inc. — Class A	1,671	(1.45)%	(39,949)
Total Industrial			(47,332)
Energy
NOV, Inc.	3,380	(0.66)%	(22,967)
Patterson-UTI Energy, Inc.	8,105	(1.25)%	(61,416)
Halliburton Co.	5,307	(1.99)%	(85,602)
Total Energy			(169,985)
Total GS Equity Short Custom Basket			$(311,865)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,571	0.62%	$24,954
AbbVie, Inc.	508	0.91%	23,942
Innoviva, Inc.	3,360	0.72%	18,739
Bristol-Myers Squibb Co.	1,264	1.02%	14,403
Johnson & Johnson	590	1.15%	14,031
Vertex Pharmaceuticals, Inc.	198	0.57%	13,096
Amgen, Inc.	338	0.90%	12,701
Regeneron Pharmaceuticals, Inc.	85	0.66%	11,368
Molson Coors Beverage Co. — Class B	947	0.56%	10,272
Pfizer, Inc.	794	0.45%	8,092
United Therapeutics Corp.	150	0.30%	7,650
Eagle Pharmaceuticals, Inc.	785	0.43%	6,116
Hologic, Inc.	778	0.66%	5,273
Prestige Consumer Healthcare, Inc.	693	0.40%	5,060
Merck & Company, Inc.	609	0.55%	4,796
Waters Corp.	121	0.41%	3,901
Perdoceo Education Corp.	5,210	0.66%	3,853
PerkinElmer, Inc.	124	0.24%	3,482
Corteva, Inc.	397	0.25%	3,272
Quest Diagnostics, Inc.	235	0.35%	3,021
Medtronic plc	369	0.45%	2,074
Avery Dennison Corp.	147	0.28%	869
Incyte Corp.	568	0.50%	613
Royalty Pharma plc — Class A	849	0.36%	283
Coca-Cola Co.	258	0.18%	(112)
Procter & Gamble Co.	103	0.17%	(221)
Premier, Inc. — Class A	436	0.17%	(779)
Laboratory Corporation of America Holdings	73	0.21%	(1,051)
Abbott Laboratories	578	0.75%	(1,636)
Philip Morris International, Inc.	280	0.29%	(1,695)
John B Sanfilippo & Son, Inc.	970	0.89%	(2,055)
EVERTEC, Inc.	950	0.43%	(4,435)
USANA Health Sciences, Inc.	416	0.36%	(7,514)
Bio-Rad Laboratories, Inc. — Class A	88	0.55%	(9,511)
Vanda Pharmaceuticals, Inc.	1,978	0.25%	(10,372)
Gilead Sciences, Inc.	1,356	0.89%	(10,381)
Total Consumer, Non-cyclical			152,099
Consumer, Cyclical
AutoZone, Inc.	43	0.97%	32,897
AutoNation, Inc.	227	0.25%	7,857
Tesla, Inc.	27	0.32%	6,687
Ethan Allen Interiors, Inc.	1,266	0.36%	2,617
Allison Transmission Holdings, Inc.	1,152	0.50%	1,766
Cummins, Inc.	246	0.56%	1,014
Methode Electronics, Inc.	506	0.24%	434
Wyndham Hotels & Resorts, Inc.	301	0.28%	224
Columbia Sportswear Co.	526	0.53%	(47)
Brunswick Corp.	449	0.40%	(693)
Las Vegas Sands Corp.	396	0.17%	(746)
Choice Hotels International, Inc.	288	0.45%	(830)
Zumiez, Inc.	413	0.17%	(977)
Carter's, Inc.	271	0.28%	(2,538)
Tapestry, Inc.	802	0.33%	(2,983)
Autoliv, Inc.	324	0.27%	(3,186)
Jack in the Box, Inc.	236	0.24%	(3,582)
MarineMax, Inc.	430	0.19%	(3,719)
Buckle, Inc.	605	0.22%	(4,106)
Tri Pointe Homes, Inc.	1,471	0.33%	(4,471)
PulteGroup, Inc.	719	0.33%	(5,024)
Gentex Corp.	2,839	0.91%	(5,216)
Dolby Laboratories, Inc. — Class A	569	0.49%	(6,775)
NVR, Inc.	14	0.69%	(7,503)
Acushnet Holdings Corp.	811	0.36%	(8,025)
LKQ Corp.	752	0.38%	(8,070)
Toll Brothers, Inc.	460	0.24%	(9,475)
Whirlpool Corp.	402	0.77%	(17,954)
Total Consumer, Cyclical			(42,424)
Industrial
Owens Corning	313	0.32%	10,271
Packaging Corporation of America	382	0.66%	8,898
Mueller Industries, Inc.	1,077	0.64%	8,799
Knowles Corp.	3,801	0.90%	6,762
TTM Technologies, Inc.	3,903	0.64%	6,399
Snap-on, Inc.	313	0.71%	5,912
Crane Co.	427	0.51%	5,794
Lockheed Martin Corp.	53	0.26%	5,404
Encore Wire Corp.	301	0.38%	4,060
Dorian LPG Ltd.	1,428	0.23%	2,560
Albany International Corp. — Class A	299	0.28%	2,076
Vishay Intertechnology, Inc.	4,329	0.94%	1,586
Sanmina Corp.	1,543	0.69%	1,498
Textron, Inc.	374	0.31%	816
Agilent Technologies, Inc.	252	0.37%	(260)
Keysight Technologies, Inc.	296	0.52%	(476)
Atkore, Inc.	165	0.18%	(548)
Louisiana-Pacific Corp.	456	0.31%	(851)
Insteel Industries, Inc.	461	0.19%	(986)
Arrow Electronics, Inc.	140	0.18%	(1,349)
Simpson Manufacturing Company, Inc.	157	0.19%	(1,599)
UFP Industries, Inc.	251	0.21%	(1,830)
Hillenbrand, Inc.	776	0.38%	(1,977)
Donaldson Company, Inc.	325	0.19%	(2,407)
Toro Co.	217	0.20%	(3,742)
Pentair plc	319	0.19%	(3,869)
Sturm Ruger & Company, Inc.	719	0.55%	(4,064)
Eagle Materials, Inc.	290	0.41%	(6,062)
OSI Systems, Inc.	521	0.49%	(6,254)
Vontier Corp.	1,173	0.33%	(8,536)
3M Co.	574	0.94%	(9,857)
Garmin Ltd.	736	0.96%	(16,766)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notational Amount	Value and Unrealized Appreciation (Depreciation)
Total Industrial			$(598)
Financial
Travelers Companies, Inc.	369	0.74%	14,377
Arch Capital Group Ltd.	1,497	0.80%	12,882
Safety Insurance Group, Inc.	959	0.96%	10,725
Raymond James Financial, Inc.	454	0.55%	10,370
Enstar Group Ltd.	292	0.84%	9,714
Markel Corp.	31	0.50%	8,214
Berkshire Hathaway, Inc. — Class B	49	0.19%	8,003
Everest Re Group Ltd.	155	0.52%	7,183
Preferred Bank/Los Angeles CA	1,039	0.85%	6,270
ServisFirst Bancshares, Inc.	368	0.39%	5,007
LTC Properties, Inc.	810	0.34%	4,601
Hanover Insurance Group, Inc.	297	0.49%	3,892
Synchrony Financial	437	0.17%	2,837
Omega Healthcare Investors, Inc.	651	0.22%	2,050
Visa, Inc. — Class A	80	0.20%	1,675
BankUnited, Inc.	1,144	0.55%	1,674
Old Republic International Corp.	2,783	0.79%	1,629
Western Union Co.	1,484	0.31%	1,270
Equity Commonwealth	602	0.19%	846
National Health Investors, Inc.	515	0.34%	362
Washington Federal, Inc.	702	0.25%	272
United Bankshares, Inc.	1,504	0.58%	164
Fidelity National Financial, Inc.	1,006	0.54%	(316)
Easterly Government Properties, Inc.	745	0.17%	(428)
Stewart Information Services Corp.	899	0.60%	(432)
Trustmark Corp.	729	0.24%	(456)
Radian Group, Inc.	2,185	0.54%	(569)
Fulton Financial Corp.	1,249	0.23%	(855)
Agree Realty Corp.	407	0.30%	(871)
Janus Henderson Group plc	1,093	0.42%	(1,086)
National Retail Properties, Inc.	900	0.45%	(1,173)
SEI Investments Co.	343	0.23%	(1,405)
HomeStreet, Inc.	838	0.44%	(1,657)
Interactive Brokers Group, Inc. — Class A	667	0.49%	(1,778)
First American Financial Corp.	526	0.38%	(2,082)
Spirit Realty Capital, Inc.	719	0.37%	(2,227)
PS Business Parks, Inc.	280	0.52%	(2,774)
Citigroup, Inc.	570	0.34%	(3,387)
Ameris Bancorp	595	0.29%	(3,884)
Meta Financial Group, Inc.	544	0.33%	(4,046)
Mercury General Corp.	1,496	0.91%	(4,539)
MGIC Investment Corp.	3,952	0.59%	(4,796)
OneMain Holdings, Inc.	905	0.47%	(4,857)
National Bank Holdings Corp. — Class A	1,747	0.78%	(5,017)
Piper Sandler Cos.	375	0.54%	(5,060)
Essent Group Ltd.	1,114	0.51%	(5,692)
Hilltop Holdings, Inc.	1,268	0.41%	(8,667)
AMERISAFE, Inc.	1,217	0.67%	(9,014)
Evercore, Inc. — Class A	449	0.55%	(12,214)
Total Financial			24,735
Basic Materials
Westlake Corp.	507	0.69%	15,676
Dow, Inc.	1,099	0.77%	10,070
LyondellBasell Industries N.V. — Class A	666	0.76%	9,334
NewMarket Corp.	68	0.24%	805
Reliance Steel & Aluminum Co.	179	0.36%	(681)
International Paper Co.	896	0.46%	(1,550)
Linde plc	125	0.44%	(2,057)
Air Products and Chemicals, Inc.	79	0.22%	(2,536)
Valvoline, Inc.	742	0.26%	(3,341)
Total Basic Materials			25,720
Technology
Apple, Inc.	651	1.25%	69,492
Microsoft Corp.	297	1.01%	48,394
CSG Systems International, Inc.	1,271	0.89%	23,491
Rambus, Inc.	1,601	0.56%	14,330
HP, Inc.	575	0.23%	11,977
NetApp, Inc.	583	0.53%	11,524
ExlService Holdings, Inc.	186	0.29%	6,694
Texas Instruments, Inc.	97	0.20%	6,099
Lumentum Holdings, Inc.	277	0.30%	4,243
Akamai Technologies, Inc.	274	0.36%	1,836
NetScout Systems, Inc.	644	0.23%	1,149
Genpact Ltd.	563	0.27%	947
Cognizant Technology Solutions Corp. — Class A	184	0.18%	777
Progress Software Corp.	651	0.34%	250
Ziff Davis, Inc.	221	0.24%	(359)
Intel Corp.	919	0.50%	(533)
Electronic Arts, Inc.	150	0.21%	(653)
Micron Technology, Inc.	193	0.17%	(891)
Skyworks Solutions, Inc.	144	0.21%	(1,111)
SS&C Technologies Holdings, Inc.	410	0.34%	(1,440)
CommVault Systems, Inc.	257	0.19%	(3,158)
Xperi Holding Corp.	1,861	0.36%	(4,801)
Qorvo, Inc.	124	0.17%	(7,481)
Total Technology			180,766
Communications
Alphabet, Inc. — Class C	40	1.23%	38,470
Amazon.com, Inc.	16	0.58%	19,371
Cisco Systems, Inc.	1,184	0.73%	13,515
Juniper Networks, Inc.	878	0.36%	12,950
Viavi Solutions, Inc.	2,865	0.51%	9,882
Omnicom Group, Inc.	417	0.39%	8,058
Nexstar Media Group, Inc. — Class A	202	0.42%	7,804
Meta Platforms, Inc. — Class A	490	1.20%	2,638
VeriSign, Inc.	135	0.33%	1,952

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notational Amount	Value and Unrealized Appreciation (Depreciation)
F5, Inc.	92	0.21%	$1,586
Corning, Inc.	414	0.17%	(414)
Ciena Corp.	242	0.16%	(1,157)
Shenandoah Telecommunications Co.	1,418	0.37%	(1,198)
InterDigital, Inc.	492	0.35%	(1,305)
Interpublic Group of Companies, Inc.	1,169	0.46%	(1,921)
NETGEAR, Inc.	648	0.18%	(2,296)
Yelp, Inc. — Class A	1,304	0.49%	(2,650)
Verizon Communications, Inc.	1,652	0.93%	(4,531)
Comcast Corp. — Class A	1,844	0.95%	(4,796)
Total Communications			95,958
Utilities
National Fuel Gas Co.	1,239	0.94%	20,138
IDACORP, Inc.	664	0.85%	12,851
Southern Co.	649	0.52%	10,497
Chesapeake Utilities Corp.	530	0.81%	9,207
Portland General Electric Co.	1,349	0.82%	7,420
Duke Energy Corp.	692	0.85%	5,553
WEC Energy Group, Inc.	540	0.59%	5,131
CMS Energy Corp.	1,229	0.95%	3,850
MGE Energy, Inc.	1,073	0.94%	3,581
American States Water Co.	12	0.01%	(80)
Otter Tail Corp.	804	0.55%	(244)
California Water Service Group	351	0.23%	(1,177)
PPL Corp.	1,574	0.50%	(1,748)
Total Utilities			74,979
Energy
Kinder Morgan, Inc.	1,987	0.41%	684
Exxon Mobil Corp.	733	0.67%	96
Total Energy			780
Total MS Equity Long Custom Basket			$512,015

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
CoStar Group, Inc.	1,553	(1.03)%	30,779
TransUnion	887	(0.91)%	8,123
Insperity, Inc.	412	(0.41)%	7,957
Driven Brands Holdings, Inc.	3,800	(0.99)%	7,666
Equifax, Inc.	405	(0.95)%	6,871
ASGN, Inc.	736	(0.85)%	6,281
Dun & Bradstreet Holdings, Inc.	3,918	(0.68)%	5,777
Natera, Inc.	312	(0.13)%	5,177
ABM Industries, Inc.	825	(0.38)%	1,663
Intellia Therapeutics, Inc.	206	(0.15)%	(167)
Rollins, Inc.	2,867	(1.00)%	(634)
Sysco Corp.	1,084	(0.88)%	(2,273)
Cintas Corp.	445	(1.88)%	(2,350)
Verisk Analytics, Inc. — Class A	522	(1.11)%	(2,847)
Guardant Health, Inc.	621	(0.41)%	(4,920)
Booz Allen Hamilton Holding Corp.	731	(0.64)%	(5,013)
Viad Corp.	1,173	(0.41)%	(6,230)
Bunge Ltd.	723	(0.79)%	(15,702)
Total Consumer, Non-cyclical			40,158
Communications
Lyft, Inc. — Class A	2,240	(0.85)%	5,574
Okta, Inc.	115	(0.17)%	5,426
Airbnb, Inc. — Class A	129	(0.22)%	2,694
Trade Desk, Inc. — Class A	368	(0.25)%	(868)
Palo Alto Networks, Inc.	35	(0.22)%	(1,694)
DoorDash, Inc. — Class A	343	(0.40)%	(6,779)
Total Communications			4,353
Consumer, Cyclical
United Airlines Holdings, Inc.	2,392	(1.10)%	22,605
Delta Air Lines, Inc.	3,029	(1.19)%	19,295
Southwest Airlines Co.	1,240	(0.56)%	14,503
IAA, Inc.	1,188	(0.45)%	12,360
Freshpet, Inc.	377	(0.38)%	11,289
JetBlue Airways Corp.	2,744	(0.41)%	10,078
MillerKnoll, Inc.	3,362	(1.15)%	9,031
Copart, Inc.	1,063	(1.32)%	5,416
American Airlines Group, Inc.	7,941	(1.45)%	(663)
Royal Caribbean Cruises Ltd.	369	(0.31)%	(1,189)
Carnival Corp.	1,491	(0.30)%	(2,660)
Lululemon Athletica, Inc.	120	(0.43)%	(6,237)
Total Consumer, Cyclical			93,828
Financial
Americold Realty Trust	2,650	(0.73)%	24,892
Western Alliance Bancorporation	1,172	(0.96)%	19,731
Equinix, Inc.	171	(1.26)%	13,541
SVB Financial Group	112	(0.62)%	13,282
First Republic Bank	487	(0.78)%	11,976
BOK Financial Corp.	542	(0.51)%	10,877
CBRE Group, Inc. — Class A	676	(0.61)%	7,656
Equitable Holdings, Inc.	4,789	(1.47)%	7,515
Crown Castle International Corp.	652	(1.19)%	6,418
Invitation Homes, Inc.	3,758	(1.50)%	6,007
Lincoln National Corp.	776	(0.50)%	4,518
SBA Communications Corp.	279	(0.95)%	3,302
Digital Realty Trust, Inc.	415	(0.58)%	2,498
Ameriprise Financial, Inc.	223	(0.66)%	2,428
Park Hotels & Resorts, Inc.	7,206	(1.41)%	1,846
Signature Bank	252	(0.73)%	1,587
Safehold, Inc.	982	(0.54)%	825
Wells Fargo & Co.	1,479	(0.71)%	813
State Street Corp.	1,686	(1.46)%	522
UDR, Inc.	1,381	(0.79)%	331
Sunstone Hotel Investors, Inc.	7,983	(0.94)%	(187)
RLJ Lodging Trust	10,616	(1.48)%	(195)
Zions Bancorp North America	1,615	(1.05)%	(746)
Sun Communities, Inc.	750	(1.30)%	(1,653)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notational Amount	Value and Unrealized Appreciation (Depreciation)
Boston Properties, Inc.	307	(0.39)%	$(2,051)
KKR & Company, Inc. — Class A	1,076	(0.62)%	(2,743)
Ryman Hospitality Properties, Inc.	1,092	(1.01)%	(3,600)
Apple Hospitality REIT, Inc.	2,219	(0.40)%	(4,402)
Northern Trust Corp.	1,247	(1.44)%	(4,470)
Apartment Income REIT Corp.	3,447	(1.83)%	(4,901)
Comerica, Inc.	1,427	(1.28)%	(6,513)
Xenia Hotels & Resorts, Inc.	3,795	(0.73)%	(7,764)
Ventas, Inc.	1,927	(1.18)%	(10,829)
Pebblebrook Hotel Trust	4,717	(1.15)%	(12,738)
Welltower, Inc.	1,417	(1.35)%	(13,225)
Kennedy-Wilson Holdings, Inc.	8,375	(2.04)%	(15,671)
Outfront Media, Inc.	4,827	(1.36)%	(19,169)
Iron Mountain, Inc.	2,503	(1.38)%	(19,461)
Host Hotels & Resorts, Inc.	9,061	(1.75)%	(20,736)
Howard Hughes Corp.	1,557	(1.60)%	(23,995)
Total Financial			(34,484)
Utilities
Entergy Corp.	848	(0.98)%	(5,062)
Spire, Inc.	990	(0.70)%	(5,597)
ONE Gas, Inc.	2,097	(1.84)%	(22,927)
Black Hills Corp.	2,510	(1.92)%	(25,018)
CenterPoint Energy, Inc.	5,884	(1.80)%	(26,136)
Atmos Energy Corp.	1,537	(1.82)%	(27,834)
Edison International	2,727	(1.90)%	(31,540)
Total Utilities			(144,114)
Technology
Ceridian HCM Holding, Inc.	819	(0.56)%	20,504
Atlassian Corporation plc — Class A	90	(0.26)%	593
Datadog, Inc. — Class A	253	(0.38)%	(1,726)
Bill.com Holdings, Inc.	168	(0.38)%	(2,721)
Zscaler, Inc.	169	(0.40)%	(3,122)
Cloudflare, Inc. — Class A	324	(0.38)%	(3,524)
Leidos Holdings, Inc.	489	(0.52)%	(6,270)
MongoDB, Inc.	109	(0.48)%	(8,649)
Crowdstrike Holdings, Inc. — Class A	185	(0.42)%	(8,744)
KBR, Inc.	2,594	(1.41)%	(34,870)
Total Technology			(48,529)
Industrial
Stericycle, Inc.	2,089	(1.22)%	31,884
Boeing Co.	780	(1.48)%	24,489
MSA Safety, Inc.	481	(0.63)%	3,513
Jacobs Engineering Group, Inc.	1,227	(1.68)%	2,680
J.B. Hunt Transport Services, Inc.	242	(0.48)%	1,109
TransDigm Group, Inc.	97	(0.63)%	465
CH Robinson Worldwide, Inc.	608	(0.65)%	(505)
General Electric Co.	728	(0.66)%	(1,676)
Waste Management, Inc.	649	(1.02)%	(8,230)
Howmet Aerospace, Inc.	2,929	(1.04)%	(14,498)
Republic Services, Inc. — Class A	815	(1.07)%	(17,116)
Tetra Tech, Inc.	578	(0.95)%	(28,809)
Casella Waste Systems, Inc. — Class A	1,671	(1.45)%	(39,946)
Total Industrial			(46,640)
Energy
NOV, Inc.	3,380	(0.66)%	(22,911)
Patterson-UTI Energy, Inc.	8,105	(1.24)%	(61,429)
Halliburton Co.	5,307	(1.99)%	(85,710)
Total Energy			(170,050)
Basic Materials
Total MS Equity Short Custom Basket			$(305,478)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2022.
[2]	Rate indicated is the 7-day yield as of March 31, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,762,096	$—	$—	$22,762,096
Money Market Fund	1,119,791	—	—	1,119,791
Equity Custom Basket Swap Agreements**	—	1,021,139	—	1,021,139
Total Assets	$23,881,887	$1,021,139	$—	$24,903,026

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$617,343	$—	$617,343

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 84.0%
Financial - 20.6%
Camden Property Trust REIT	202	$33,572
Medical Properties Trust, Inc. REIT	1,178	24,903
First Horizon Corp.	1,054	24,758
Jones Lang LaSalle, Inc.*	100	23,946
Rexford Industrial Realty, Inc. REIT	314	23,421
Life Storage, Inc. REIT	162	22,750
East West Bancorp, Inc.	280	22,126
Alleghany Corp.*	26	22,022
Webster Financial Corp.	355	19,923
Lamar Advertising Co. — Class A REIT	171	19,867
American Financial Group, Inc.	131	19,076
Apartment Income REIT Corp.	310	16,573
EastGroup Properties, Inc. REIT	80	16,262
First Industrial Realty Trust, Inc. REIT	257	15,911
Kilroy Realty Corp. REIT	207	15,819
Commerce Bancshares, Inc.	218	15,607
National Retail Properties, Inc. REIT	347	15,594
Cullen/Frost Bankers, Inc.	112	15,502
American Campus Communities, Inc. REIT	275	15,392
Brixmor Property Group, Inc. REIT	588	15,176
Omega Healthcare Investors, Inc. REIT	472	14,708
Old Republic International Corp.	563	14,565
Western Union Co.	777	14,561
Reinsurance Group of America, Inc. — Class A	132	14,449
STORE Capital Corp. REIT	484	14,147
Voya Financial, Inc.	213	14,133
First American Financial Corp.	217	14,066
Stifel Financial Corp.	206	13,987
Synovus Financial Corp.	285	13,965
Pinnacle Financial Partners, Inc.	150	13,812
RenaissanceRe Holdings Ltd.	87	13,790
Unum Group	403	12,698
Prosperity Bancshares, Inc.	182	12,627
Jefferies Financial Group, Inc.	382	12,549
SEI Investments Co.	207	12,463
Cousins Properties, Inc. REIT	293	11,805
Rayonier, Inc. REIT	286	11,760
Janus Henderson Group plc	334	11,697
Douglas Emmett, Inc. REIT	346	11,563
Spirit Realty Capital, Inc. REIT	250	11,505
Interactive Brokers Group, Inc. — Class A	172	11,336
Affiliated Managers Group, Inc.	80	11,276
First Financial Bankshares, Inc.	253	11,162
Cadence Bank	371	10,855
Valley National Bancorp	828	10,781
Glacier Bancorp, Inc.	214	10,760
Primerica, Inc.	78	10,672
Selective Insurance Group, Inc.	118	10,544
Hanover Insurance Group, Inc.	70	10,466
Wintrust Financial Corp.	112	10,408
SL Green Realty Corp. REIT	127	10,310
Bank OZK	239	10,205
National Storage Affiliates Trust REIT	162	10,167
PacWest Bancorp	235	10,136
SLM Corp.	550	10,098
New York Community Bancorp, Inc.	918	9,841
Kite Realty Group Trust REIT	432	9,837
Kinsale Capital Group, Inc.	42	9,577
Old National Bancorp	583	9,549
Highwoods Properties, Inc. REIT	207	9,468
United Bankshares, Inc.	269	9,383
Park Hotels & Resorts, Inc. REIT	466	9,101
Essent Group Ltd.	218	8,984
Hancock Whitney Corp.	171	8,918
RLI Corp.	78	8,629
Evercore, Inc. — Class A	77	8,572
MGIC Investment Corp.	632	8,564
Hudson Pacific Properties, Inc. REIT	301	8,353
FNB Corp.	670	8,341
UMB Financial Corp.	85	8,259
EPR Properties REIT	148	8,097
Umpqua Holdings Corp.	428	8,072
Healthcare Realty Trust, Inc. REIT	291	7,997
Brighthouse Financial, Inc.*	154	7,956
Physicians Realty Trust REIT	435	7,630
PotlatchDeltic Corp. REIT	136	7,171
PS Business Parks, Inc. REIT	40	6,723
Sabra Health Care REIT, Inc.	451	6,715
Associated Banc-Corp.	295	6,714
Home BancShares, Inc.	297	6,712
Kemper Corp.	118	6,672
Cathay General Bancorp	149	6,668
Bank of Hawaii Corp.	79	6,630
JBG SMITH Properties REIT	225	6,575
Macerich Co. REIT	420	6,569
Federated Hermes, Inc. — Class B	191	6,505
Pebblebrook Hotel Trust REIT	259	6,340
Corporate Office Properties Trust REIT	222	6,336
CNO Financial Group, Inc.	237	5,946
Texas Capital Bancshares, Inc.*	100	5,731
Alliance Data Systems Corp.	98	5,503
Fulton Financial Corp.	318	5,285
Navient Corp.	304	5,180
International Bancshares Corp.	105	4,432
Washington Federal, Inc.	129	4,234
Mercury General Corp.	52	2,860
Total Financial		1,122,855
Industrial - 16.5%
Cognex Corp.	349	26,925
Carlisle Companies, Inc.	103	25,330
Builders FirstSource, Inc.*	377	24,331
Graco, Inc.	335	23,356
AECOM	279	21,430

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 84.0% (continued)
Industrial - 16.5% (continued)
Regal Rexnord Corp.	134	$19,937
Hubbell, Inc.	107	19,663
Axon Enterprise, Inc.*	134	18,456
Owens Corning	198	18,117
Middleby Corp.*	110	18,033
Toro Co.	207	17,697
AGCO Corp.	121	17,670
Tetra Tech, Inc.	106	17,484
Jabil, Inc.	283	17,470
Lennox International, Inc.	66	17,019
Knight-Swift Transportation Holdings, Inc.	328	16,551
Lincoln Electric Holdings, Inc.	117	16,124
Arrow Electronics, Inc.*	134	15,897
Woodward, Inc.	124	15,489
AptarGroup, Inc.	130	15,275
II-VI, Inc.*	210	15,223
Trex Company, Inc.*	227	14,830
Universal Display Corp.	86	14,358
XPO Logistics, Inc.*	195	14,196
Coherent, Inc.*	49	13,395
Oshkosh Corp.	131	13,185
Acuity Brands, Inc.	69	13,062
ITT, Inc.	169	12,710
Saia, Inc.*	52	12,679
Donaldson Company, Inc.	244	12,671
Littelfuse, Inc.	49	12,221
Sonoco Products Co.	194	12,137
Chart Industries, Inc.*	69	11,852
EMCOR Group, Inc.	105	11,826
TopBuild Corp.*	65	11,790
Curtiss-Wright Corp.	77	11,562
nVent Electric plc	332	11,547
Landstar System, Inc.	74	11,161
Clean Harbors, Inc.*	99	11,052
Louisiana-Pacific Corp.	173	10,747
Crane Co.	99	10,720
MDU Resources Group, Inc.	401	10,687
Stericycle, Inc.*	181	10,664
Colfax Corp.*	268	10,664
National Instruments Corp.	260	10,553
MasTec, Inc.*	116	10,104
Valmont Industries, Inc.	42	10,021
Eagle Materials, Inc.	78	10,012
Hexcel Corp.	166	9,872
MSA Safety, Inc.	72	9,554
Simpson Manufacturing Company, Inc.	86	9,377
Flowserve Corp.	257	9,226
GATX Corp.	70	8,633
Kirby Corp.*	119	8,591
Vontier Corp.	334	8,480
TD SYNNEX Corp.	82	8,463
Ryder System, Inc.	106	8,409
Timken Co.	136	8,255
Fluor Corp.*	278	7,976
Avnet, Inc.	195	7,915
Silgan Holdings, Inc.	165	7,628
Watts Water Technologies, Inc. — Class A	54	7,538
Mercury Systems, Inc.*	112	7,219
EnerSys	81	6,040
Dycom Industries, Inc.*	59	5,620
Trinity Industries, Inc.	161	5,532
Vishay Intertechnology, Inc.	262	5,135
Terex Corp.	138	4,921
Belden, Inc.	88	4,875
Werner Enterprises, Inc.	118	4,838
Kennametal, Inc.	164	4,692
Energizer Holdings, Inc.	129	3,968
Greif, Inc. — Class A	52	3,383
Worthington Industries, Inc.	64	3,290
Vicor Corp.*	42	2,963
Total Industrial		900,276
Consumer, Non-cyclical - 13.4%
Darling Ingredients, Inc.*	319	25,641
Service Corporation International	325	21,391
Avis Budget Group, Inc.*	79	20,801
Repligen Corp.*	101	18,997
Jazz Pharmaceuticals plc*	121	18,836
Tenet Healthcare Corp.*	211	18,138
Neurocrine Biosciences, Inc.*	187	17,531
Syneos Health, Inc.*	204	16,514
Paylocity Holding Corp.*	78	16,050
United Therapeutics Corp.*	89	15,967
WEX, Inc.*	88	15,704
Performance Food Group Co.*	305	15,527
Envista Holdings Corp.*	318	15,490
Penumbra, Inc.*	69	15,327
Chemed Corp.	30	15,196
Masimo Corp.*	100	14,554
Tandem Diabetes Care, Inc.*	125	14,536
Exelixis, Inc.*	624	14,146
Encompass Health Corp.	196	13,937
GXO Logistics, Inc.*	195	13,911
Euronet Worldwide, Inc.*	104	13,536
Bruker Corp.	200	12,860
ASGN, Inc.*	103	12,021
Acadia Healthcare Company, Inc.*	177	11,599
Globus Medical, Inc. — Class A*	156	11,510
Ingredion, Inc.	131	11,417
HealthEquity, Inc.*	165	11,128
Halozyme Therapeutics, Inc.*	277	11,047
Amedisys, Inc.*	64	11,026
LHC Group, Inc.*	63	10,622
FTI Consulting, Inc.*	67	10,534
Perrigo Company plc	264	10,146
Flowers Foods, Inc.	392	10,078
ManpowerGroup, Inc.	107	10,049
Arrowhead Pharmaceuticals, Inc.*	208	9,566
Helen of Troy Ltd.*	48	9,400
Medpace Holdings, Inc.*	57	9,325
Integra LifeSciences Holdings Corp.*	144	9,254
ICU Medical, Inc.*	39	8,683
LivaNova plc*	105	8,592
H&R Block, Inc.	324	8,437
Quidel Corp.*	74	8,322
Sanderson Farms, Inc.	42	7,875

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 84.0% (continued)
Consumer, Non-cyclical - 13.4% (continued)
Option Care Health, Inc.*	273	$7,797
Post Holdings, Inc.*	112	7,757
Grand Canyon Education, Inc.*	78	7,574
STAAR Surgical Co.*	94	7,512
Boston Beer Company, Inc. — Class A*	19	7,381
Sabre Corp.*	638	7,292
Sprouts Farmers Market, Inc.*	222	7,100
R1 RCM, Inc.*	264	7,065
Progyny, Inc.*	137	7,042
Insperity, Inc.	70	7,029
Brink's Co.	97	6,596
Neogen Corp.*	212	6,538
Haemonetics Corp.*	101	6,385
Hain Celestial Group, Inc.*	180	6,192
Coty, Inc. — Class A*	676	6,077
Lancaster Colony Corp.	39	5,817
NuVasive, Inc.*	102	5,783
Grocery Outlet Holding Corp.*	172	5,638
Patterson Companies, Inc.	171	5,535
BellRing Brands, Inc.*	220	5,078
LiveRamp Holdings, Inc.*	134	5,010
Graham Holdings Co. — Class B	8	4,892
John Wiley & Sons, Inc. — Class A	86	4,561
PROG Holdings, Inc.*	112	3,222
Pilgrim's Pride Corp.*	96	2,410
Total Consumer, Non-cyclical		728,504
Consumer, Cyclical - 12.9%
Williams-Sonoma, Inc.	144	20,880
GameStop Corp. — Class A*	122	20,323
Watsco, Inc.	65	19,802
BJ's Wholesale Club Holdings, Inc.*	268	18,119
Lithia Motors, Inc. — Class A	60	18,007
Five Below, Inc.*	110	17,421
Lear Corp.	118	16,826
Kohl's Corp.	275	16,626
Wyndham Hotels & Resorts, Inc.	184	15,583
Mattel, Inc.*	691	15,347
Churchill Downs, Inc.	68	15,081
Capri Holdings Ltd.*	291	14,955
Deckers Outdoor Corp.*	54	14,784
Casey's General Stores, Inc.	73	14,466
Macy's, Inc.	591	14,397
Gentex Corp.	466	13,593
Marriott Vacations Worldwide Corp.	84	13,247
Dick's Sporting Goods, Inc.[1]	124	12,402
Brunswick Corp.	152	12,295
Harley-Davidson, Inc.	304	11,978
Polaris, Inc.	112	11,796
Texas Roadhouse, Inc. — Class A	137	11,471
Scientific Games Corp. — Class A*	190	11,162
RH*	34	11,087
Skechers USA, Inc. — Class A*	266	10,842
Univar Solutions, Inc.*	337	10,831
Boyd Gaming Corp.	162	10,656
Tempur Sealy International, Inc.	380	10,610
Toll Brothers, Inc.	221	10,391
YETI Holdings, Inc.*	173	10,376
Hanesbrands, Inc.	689	10,259
IAA, Inc.*	266	10,174
Travel + Leisure Co.	170	9,850
Scotts Miracle-Gro Co. — Class A	80	9,837
JetBlue Airways Corp.*	628	9,389
Leggett & Platt, Inc.	263	9,152
Choice Hotels International, Inc.	64	9,073
Murphy USA, Inc.	45	8,998
Crocs, Inc.*	116	8,862
Avient Corp.	181	8,688
Thor Industries, Inc.	110	8,657
Fox Factory Holding Corp.*	83	8,130
Goodyear Tire & Rubber Co.*	555	7,931
MSC Industrial Direct Company, Inc. — Class A	93	7,925
AutoNation, Inc.*	79	7,867
Wendy's Co.	348	7,646
Carter's, Inc.	83	7,635
Adient plc*	187	7,624
Victoria's Secret & Co.*	143	7,344
Wingstop, Inc.	59	6,924
Papa John's International, Inc.	64	6,738
Six Flags Entertainment Corp.*	153	6,656
Taylor Morrison Home Corp. — Class A*	243	6,615
Columbia Sportswear Co.	68	6,156
Visteon Corp.*	55	6,002
Nordstrom, Inc.	220	5,964
Gap, Inc.	420	5,914
FirstCash Holdings, Inc.	79	5,557
KB Home	169	5,472
Cracker Barrel Old Country Store, Inc.	46	5,462
Callaway Golf Co.*	231	5,410
MillerKnoll, Inc.	149	5,150
Foot Locker, Inc.	172	5,102
American Eagle Outfitters, Inc.[1]	303	5,090
Dana, Inc.	285	5,007
Ollie's Bargain Outlet Holdings, Inc.*	116	4,983
Nu Skin Enterprises, Inc. — Class A	98	4,692
Tri Pointe Homes, Inc.*	219	4,398
Urban Outfitters, Inc.*	129	3,239
Total Consumer, Cyclical		700,926
Technology - 7.5%
Wolfspeed, Inc.*	242	27,554
Fair Isaac Corp.*	52	24,256
Aspen Technology, Inc.*	132	21,829
Manhattan Associates, Inc.*	124	17,200
Lattice Semiconductor Corp.*	270	16,457
MKS Instruments, Inc.	109	16,350
Synaptics, Inc.*	78	15,561
KBR, Inc.	277	15,160
Genpact Ltd.	337	14,663
Concentrix Corp.	85	14,158
Lumentum Holdings, Inc.*	142	13,859

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 84.0% (continued)
Technology - 7.5% (continued)
CACI International, Inc. — Class A*	46	$13,858
Azenta, Inc.	148	12,266
Silicon Laboratories, Inc.*	75	11,265
CDK Global, Inc.	230	11,196
Power Integrations, Inc.	116	10,751
Teradata Corp.*	214	10,548
NCR Corp.*	261	10,490
CMC Materials, Inc.	56	10,382
Science Applications International Corp.	112	10,323
Cirrus Logic, Inc.*	113	9,581
Qualys, Inc.*	66	9,399
Sailpoint Technologies Holdings, Inc.*	183	9,366
Ziff Davis, Inc.*	95	9,194
Maximus, Inc.	122	9,144
Semtech Corp.*	127	8,806
Envestnet, Inc.*	108	8,039
Digital Turbine, Inc.*	174	7,623
ACI Worldwide, Inc.*	232	7,306
SiTime Corp.*	29	7,187
CommVault Systems, Inc.*	88	5,839
Blackbaud, Inc.*	86	5,149
Xerox Holdings Corp.	241	4,861
Kyndryl Holdings, Inc.*	354	4,644
Amkor Technology, Inc.	198	4,301
Total Technology		408,565
Basic Materials - 4.8%
Alcoa Corp.	363	32,681
Steel Dynamics, Inc.	372	31,036
Cleveland-Cliffs, Inc.*	936	30,149
Reliance Steel & Aluminum Co.	124	22,735
RPM International, Inc.	256	20,849
United States Steel Corp.	515	19,436
Royal Gold, Inc.	130	18,366
Olin Corp.	279	14,586
Valvoline, Inc.	354	11,172
Ashland Global Holdings, Inc.	104	10,235
Commercial Metals Co.	240	9,989
Chemours Co.	316	9,948
Cabot Corp.	111	7,593
Sensient Technologies Corp.	83	6,968
Ingevity Corp.*	78	4,997
Minerals Technologies, Inc.	65	4,300
NewMarket Corp.	13	4,217
Total Basic Materials		259,257
Energy - 3.6%
Targa Resources Corp.	452	34,112
Equities Corp.	594	20,439
First Solar, Inc.*	195	16,329
NOV, Inc.	774	15,178
Range Resources Corp.*	493	14,977
PDC Energy, Inc.	192	13,955
Sunrun, Inc.*	408	12,391
HF Sinclair Corp.*	295	11,756
Murphy Oil Corp.	287	11,592
DT Midstream, Inc.	191	10,363
ChampionX Corp.	399	9,768
CNX Resources Corp.*	400	8,288
Antero Midstream Corp.	641	6,968
Equitrans Midstream Corp.	802	6,769
SunPower Corp. — Class A*	164	3,523
Total Energy		196,408
Utilities - 2.8%
Essential Utilities, Inc.	454	23,213
OGE Energy Corp.	395	16,108
UGI Corp.	414	14,995
National Fuel Gas Co.	180	12,366
IDACORP, Inc.	100	11,536
Black Hills Corp.	125	9,628
ONE Gas, Inc.	106	9,353
Hawaiian Electric Industries, Inc.	216	9,139
New Jersey Resources Corp.	190	8,713
PNM Resources, Inc.	169	8,056
Southwest Gas Holdings, Inc.	102	7,986
Spire, Inc.	102	7,320
ALLETE, Inc.	104	6,966
NorthWestern Corp.	107	6,472
Total Utilities		151,851
Communications - 1.9%
Ciena Corp.*	305	18,492
New York Times Co. — Class A	329	15,081
Cable One, Inc.	10	14,642
Iridium Communications, Inc.*	261	10,524
TEGNA, Inc.	437	9,789
Mimecast Ltd.*	123	9,786
Viasat, Inc.*	147	7,174
World Wrestling Entertainment, Inc. — Class A1	86	5,370
TripAdvisor, Inc.*	195	5,288
Calix, Inc.*	108	4,634
Yelp, Inc. — Class A*	135	4,605
Total Communications		105,385
Total Common Stocks
(Cost $3,640,332)		4,574,027

MUTUAL FUNDS† - 4.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	156,299
Guggenheim Strategy Fund II2	3,259	79,997
Total Mutual Funds
(Cost $231,938)		236,296

Face Amount
U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$400,000	399,775

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 7.6% (continued)
0.12% due 05/05/22[4,5]	$14,000	$13,998
Total U.S. Treasury Bills
(Cost $413,937)		413,773

REPURCHASE AGREEMENTS††,6 - 20.4%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	745,928	745,928
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	287,298	287,298
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	74,698	74,698
Total Repurchase Agreements
(Cost $1,107,924)		1,107,924

Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	13,425	13,425
Total Securities Lending Collateral
(Cost $13,425)		13,425
Total Investments - 116.6%
(Cost $5,407,556)		$6,345,445
Other Assets & Liabilities, net - (16.6)%		(901,229)
Total Net Assets - 100.0%		$5,444,216

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2022	$268,770	$9,919

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	0.62% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	04/13/22	829	$2,232,516	$79,966
Goldman Sachs International	S&P MidCap 400 Index	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	04/14/22	307	825,774	14,287
BNP Paribas	S&P MidCap 400 Index	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	04/14/22	96	257,824	11,881
							$3,316,114	$106,134

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at March 31, 2022.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,574,027	$—	$—	$4,574,027
Mutual Funds	236,296	—	—	236,296
U.S. Treasury Bills	—	413,773	—	413,773
Repurchase Agreements	—	1,107,924	—	1,107,924
Securities Lending Collateral	13,425	—	—	13,425
Equity Futures Contracts**	9,919	—	—	9,919
Equity Index Swap Agreements**	—	106,134	—	106,134
Total Assets	$4,833,667	$1,627,831	$—	$6,461,498

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$306,899	$–	$(225,000)	$2,149	$(4,051)	$79,997	3,259	$593
Guggenheim Ultra Short Duration Fund — Institutional Class	158,374	–	–	–	(2,075)	156,299	15,965	396
	$465,273	$–	$(225,000)	$2,149	$(6,126)	$236,296		$989

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 39.7%
Financial - 7.4%
People's United Financial, Inc.	28,915	$578,011
Preferred Apartment Communities, Inc. — Class A REIT	17,409	434,180
American National Group, Inc.	2,206	417,132
First Horizon Corp.	17,591	413,213
Goldman Sachs Group, Inc.	1,224	404,023
MGM Growth Properties LLC — Class A REIT	10,133	392,147
TriState Capital Holdings, Inc.*	8,779	291,726
Investors Bancorp, Inc.	19,273	287,746
Flagstar Bancorp, Inc.	5,468	231,843
Umpqua Holdings Corp.	9,435	177,944
Total Financial		3,627,965
Communications - 6.9%
Mimecast Ltd.*	9,524	757,729
Houghton Mifflin Harcourt Co.*	27,829	584,687
Vonage Holdings Corp.*	28,729	582,911
TEGNA, Inc.	19,176	429,543
NeoPhotonics Corp.*	28,050	426,641
Anaplan, Inc.*	4,417	287,326
Mandiant, Inc.*	12,871	287,152
Total Communications		3,355,989
Technology - 6.1%
Cerner Corp.	7,638	714,611
Zynga, Inc. — Class A*	65,603	606,172
Bottomline Technologies DE, Inc.*	10,140	574,735
CMC Materials, Inc.	2,983	553,048
Activision Blizzard, Inc.	3,554	284,711
Tower Semiconductor Ltd.*	4,501	217,848
Total Technology		2,951,125
Consumer, Non-cyclical - 5.2%
Ortho Clinical Diagnostics Holdings plc*	30,700	573,024
MoneyGram International, Inc.*	48,029	507,186
Sanderson Farms, Inc.	2,446	458,601
Intersect ENT, Inc.*	14,507	406,341
Nielsen Holdings plc	10,658	290,324
LHC Group, Inc.*	1,720	289,992
Total Consumer, Non-cyclical		2,525,468
Industrial - 5.2%
SPX FLOW, Inc.	8,328	718,040
Coherent, Inc.*	2,089	571,049
US Ecology, Inc.*	10,477	501,639
Welbilt, Inc.*	18,765	445,669
Cornerstone Building Brands, Inc.*	11,698	284,495
Total Industrial		2,520,892
Consumer, Cyclical - 4.3%
Veoneer, Inc.*	19,479	719,749
Meritor, Inc.*	16,132	573,815
Tenneco, Inc. — Class A*	28,054	513,950
Spirit Airlines, Inc.*	8,710	190,488
Golden Nugget Online Gaming, Inc.*	14,224	101,132
Total Consumer, Cyclical		2,099,134
Basic Materials - 3.7%
Rogers Corp.*	2,615	710,496
Ferro Corp.*	25,867	562,349
GCP Applied Technologies, Inc.*	9,215	289,535
Atotech Ltd.*	10,933	239,979
Total Basic Materials		1,802,359
Utilities - 0.9%
South Jersey Industries, Inc.	12,556	433,810
Total Common Stocks
(Cost $19,279,540)		19,316,742

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Energy Transfer, LP	1	10
Total Master Limited Partnerships
(Cost $7)		10
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	–
Alexion Pharmaceuticals, Inc.*	32,749	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1)		–

MUTUAL FUNDS† - 20.0%
Guggenheim Strategy Fund II1	108,001	2,651,428
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,937	2,525,202
Guggenheim Strategy Fund III[1]	99,249	2,445,492
Guggenheim Variable Insurance Strategy Fund III[1]	86,555	2,128,389
Total Mutual Funds
(Cost $9,906,756)		9,750,511

CLOSED-END FUNDS† - 5.9%
CBRE Global Real Estate Income Fund	10,592	95,752
General American Investors Company, Inc.	2,132	90,546
Nuveen Real Asset Income and Growth Fund	5,896	90,091
Adams Diversified Equity Fund, Inc.	4,872	89,840
LMP Capital and Income Fund, Inc.	6,085	88,963
BNY Mellon High Yield Strategies Fund	31,168	86,647
Barings Global Short Duration High Yield Fund	5,525	85,638
PGIM High Yield Bond Fund, Inc.	5,964	85,583
Virtus AllianzGI Convertible & Income Fund II	19,764	85,578
Nuveen California Quality Municipal Income Fund	6,343	83,220
Nuveen New York AMT-Free Quality Municipal Income Fund	6,853	83,195
BlackRock California Municipal Income Trust[2]	6,684	82,080
Eaton Vance California Municipal Bond Fund	7,821	78,523

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
Nuveen California AMT-Free Quality Municipal Income Fund	5,017	$68,031
Gabelli Healthcare & WellnessRx Trust	5,192	66,561
Nuveen New Jersey Quality Municipal Income Fund[2]	4,940	66,097
Pioneer Municipal High Income Fund Trust	5,751	60,386
First Trust Dynamic Europe Equity Income Fund	4,410	55,698
Apollo Tactical Income Fund, Inc.	3,835	55,071
Invesco Dynamic Credit Opportunities Fund*	4,484	54,923
Invesco Trust for Investment Grade New York Municipals	4,370	50,648
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	9,663	48,219
Western Asset Emerging Markets Debt Fund, Inc.[2]	4,432	47,555
Nuveen New York Quality Municipal Income Fund	3,721	46,773
Eaton Vance New York Municipal Bond Fund	4,456	46,699
BNY Mellon Municipal Income, Inc.	5,873	44,576
Invesco California Value Municipal Income Trust	3,480	38,558
Aberdeen Global Dynamic Dividend Fund	3,335	37,352
Miller/Howard High Dividend Fund	3,315	36,995
Saba Capital Income & Opportunities Fund	7,776	35,148
Bancroft Fund Ltd.	1,500	34,170
Nuveen Credit Strategies Income Fund	5,405	33,403
Aberdeen Total Dynamic Dividend Fund	3,431	32,972
Delaware Investments National Municipal Income Fund	2,586	32,715
Insight Select Income Fund	1,788	31,952
BlackRock MuniYield Michigan Quality Fund, Inc.	2,303	29,502
Invesco Pennsylvania Value Municipal Income Trust	2,449	28,604
Neuberger Berman California Municipal Fund, Inc.	1,988	24,273
Tortoise Power and Energy Infrastructure Fund, Inc.	1,671	23,795
AllianceBernstein National Municipal Income Fund, Inc.	1,836	23,115
Nuveen Pennsylvania Quality Municipal Income Fund	1,602	21,627
New Germany Fund, Inc.	1,747	19,968
Eaton Vance California Municipal Income Trust	1,696	19,470
Aberdeen Japan Equity Fund, Inc.	2,578	17,943
BlackRock MuniHoldings Investment Quality Fund	1,454	17,826
MFS Municipal Income Trust	2,546	15,582
MFS High Yield Municipal Trust	4,006	15,503
Western Asset Municipal Partners Fund, Inc.	1,140	15,356
DWS Strategic Municipal Income Trust	1,467	15,169
BlackRock MuniYield Pennsylvania Quality Fund	1,160	15,138
Gabelli Global Small and Mid Capital Value Trust[2]	962	13,449
Neuberger Berman New York Municipal Fund, Inc.[2]	1,065	12,354
Herzfeld Caribbean Basin Fund, Inc.	2,297	12,197
European Equity Fund, Inc.	1,329	12,187
Source Capital, Inc.	236	9,912
Royce Global Value Trust, Inc.	787	8,940
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,100	8,558
BlackRock Resources & Commodities Strategy Trust	567	6,260
Voya Infrastructure Industrials and Materials Fund[2]	532	6,187
Tekla Healthcare Opportunities Fund	273	6,077
First Trust Intermediate Duration Preferred & Income Fund[2]	276	6,069
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	262	6,005
Cohen & Steers Select Preferred and Income Fund, Inc.	259	5,978
Putnam Master Intermediate Income Trust	1,652	5,914
John Hancock Income Securities Trust	433	5,910
Nuveen Preferred & Income Opportunities Fund	688	5,903
Putnam Premier Income Trust	1,478	5,897
Allspring Global Dividend Oppo	1,112	5,894
Nuveen Senior Income Fund	1,032	5,851
Allspring Income Opportunities	740	5,846
Nuveen Global High Income Fund	410	5,838
BlackRock Limited Duration Income Trust	407	5,837
MFS Charter Income Trust	795	5,835
BlackRock MuniHoldings New York Quality Fund, Inc.	455	5,833
Nuveen Preferred & Income Securities Fund	694	5,829
Credit Suisse Asset Management Income Fund, Inc.	1,910	5,825
MFS Multimarket Income Trust	1,097	5,825
Invesco Bond Fund	332	5,817
Western Asset Investment Grade Income Fund, Inc.	426	5,806

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
Credit Suisse High Yield Bond Fund	2,661	$5,801
BlackRock Debt Strategies Fund, Inc.	555	5,783
First Trust High Income Long/Short Fund	426	5,734
Western Asset Inflation-Linked Opportunities & Income Fund	477	5,729
Pioneer High Income Fund, Inc.	705	5,725
Nuveen New York Municipal Value Fund	634	5,719
Invesco High Income Trust II	463	5,718
Western Asset Municipal High Income Fund, Inc.	811	5,709
MFS Government Markets Income Trust	1,508	5,700
Nuveen Select Maturities Municipal Fund	595	5,700
BNY Mellon Strategic Municipal Bond Fund, Inc.	806	5,698
Western Asset Global High Income Fund, Inc.	671	5,683
Pioneer Diversified High Income Fund, Inc.	441	5,676
BlackRock Core Bond Trust	436	5,668
Western Asset Inflation - Linked Securities & Income Fund	484	5,663
Nuveen California Municipal Value Fund, Inc.	617	5,652
BlackRock MuniYield Quality Fund II, Inc.	465	5,650
BlackRock MuniHoldings Fund, Inc.	397	5,649
Putnam Managed Municipal Income Trust	798	5,642
Nuveen Massachusetts Quality Municipal Income Fund	443	5,635
Invesco Quality Municipal Income Trust	497	5,631
Western Asset Premier Bond Fund	467	5,604
Nuveen Enhanced Municipal Value Fund	428	5,573
Federated Hermes Premier Municipal Income Fund	438	5,567
BNY Mellon Strategic Municipals, Inc.	774	5,565
PIMCO New York Municipal Income Fund	552	5,559
Western Asset Intermediate Muni Fund, Inc.	647	5,558
BlackRock MuniYield Quality Fund, Inc.	403	5,557
BlackRock New York Municipal Income Trust	455	5,542
Eaton Vance Municipal Bond Fund	479	5,508
Nuveen Georgia Quality Municipal Income Fund	471	5,482
PIMCO New York Municipal Income Fund II	577	5,481

CLOSED-END FUNDS† - 5.9% (continued)
Pioneer Municipal High Income Advantage Fund, Inc.	557	5,475
Nuveen AMT-Free Quality Municipal Income Fund	416	5,466
Nuveen Quality Municipal Income Fund	407	5,438
New Ireland Fund, Inc.	566	5,236
First Trust Aberdeen Emerging Opportunity Fund	495	5,094
Total Closed-End Funds
(Cost $2,958,637)		2,868,132

	Face Amount
U.S. TREASURY BILLS†† - 10.2%
U.S. Treasury Bills
0.16% due 04/05/22[3,4]	$2,800,000	2,799,960
0.12% due 05/05/22[4,8]	2,168,000	2,167,698
Total U.S. Treasury Bills
(Cost $4,967,701)		4,967,658

REPURCHASE AGREEMENTS††,5 - 19.0%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[6]	6,239,543	6,239,543
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[6]	2,403,194	2,403,194
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[6]	624,830	624,830
Total Repurchase Agreements
(Cost $9,267,567)		9,267,567

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[7]	66,418	66,418
Total Securities Lending Collateral
(Cost $66,418)		66,418
Total Investments - 94.9%
(Cost $46,446,627)		$46,237,038

COMMON STOCKS SOLD SHORT† - (7.5)%
Industrial - (0.3)%
II-VI, Inc.*	1,901	(137,804)
Consumer, Cyclical - (0.6)%
DraftKings, Inc. — Class A*	5,192	(101,088)
Frontier Group Holdings, Inc.*	16,659	(188,747)
Total Consumer, Cyclical		(289,835)
Consumer, Non-cyclical - (0.7)%
Quidel Corp.*	3,239	(364,258)
Technology - (1.2)%
MKS Instruments, Inc.	604	(90,600)
Entegris, Inc.	1,344	(176,413)
Take-Two Interactive Software, Inc.*	1,968	(302,560)
Total Technology		(569,573)
Financial - (4.7)%
Columbia Banking System, Inc.	5,673	(183,068)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.5)% (continued)
Financial - (4.7)% (continued)
New York Community Bancorp, Inc.	21,955	$(235,358)
Raymond James Financial, Inc.	2,195	(241,252)
Citizens Financial Group, Inc.	5,724	(259,469)
VICI Properties, Inc.	13,842	(393,943)
Goldman Sachs Group, Inc.	1,224	(404,042)
M&T Bank Corp.	3,412	(578,334)
Total Financial		(2,295,466)
Total Common Stocks Sold Short
(Proceeds $3,823,007)		(3,656,936)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)%
iShares Latin America 40 ETF	47	(1,428)
SPDR Gold Shares — Class D*	26	(4,697)
iShares 7-10 Year Treasury Bond ETF	101	(10,854)
iShares Agency Bond ETF	99	(11,118)
Energy Select Sector SPDR Fund	161	(12,307)
iShares TIPS Bond ETF	178	(22,173)
VanEck High Yield Muni ETF	388	(22,271)
VanEck Gold Miners ETF	648	(24,851)
iShares iBoxx $ Investment Grade Corporate Bond ETF	212	(25,639)
iShares Core High Dividend ETF	265	(28,326)
Health Care Select Sector SPDR Fund	398	(54,522)
iShares Russell 1000 Growth ETF	239	(66,354)
iShares Preferred & Income Securities ETF	1,904	(69,344)
iShares U.S. Real Estate ETF	731	(79,109)
SPDR Bloomberg Convertible Securities ETF	1,273	(97,957)
Invesco Senior Loan ETF	5,905	(128,552)
iShares National Muni Bond ETF	1,636	(179,371)
Schwab U.S. Aggregate Bond ETF	4,170	(210,877)
iShares Russell 1000 Value ETF	1,388	(230,380)
iShares Russell 2000 Index ETF	1,234	(253,303)
SPDR S&P 500 ETF Trust	651	(294,018)
iShares Floating Rate Bond ETF	6,260	(316,255)
SPDR Nuveen Bloomberg Municipal Bond ETF	8,534	(408,608)
iShares iBoxx High Yield Corporate Bond ETF	8,149	(670,581)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,348,398)		(3,222,895)
Total Securities Sold Short - (14.1)%
(Proceeds $7,171,405)		$(6,879,831)
Other Assets & Liabilities, net - 19.2%		9,367,343
Total Net Assets - 100.0%		$48,724,550

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	36	Dec 2022	$2,001,240	$153,497
Corn Futures Contracts	28	Sep 2022	972,300	74,518
Natural Gas Futures Contracts	2	Apr 2022	113,040	21,815
Sugar #11 Futures Contracts	10	Apr 2022	218,624	9,477
Brent Crude Futures Contracts	1	Apr 2022	104,970	9,328
Gasoline RBOB Futures Contracts	1	Apr 2022	131,981	8,376
Lean Hogs Futures Contracts	2	Jun 2022	96,760	5,565
LME Lead Futures Contracts	2	May 2022	121,100	857
Soybean Oil Futures Contracts	4	May 2022	167,616	(540)
Soybean Futures Contracts	1	May 2022	80,862	(1,291)
NY Harbor ULSD Futures Contracts	1	Apr 2022	141,137	(4,060)
Hard Red Winter Wheat Futures Contracts	2	May 2022	103,200	(4,391)
WTI Crude Futures Contracts	1	Apr 2022	100,680	(5,939)
Wheat Futures Contracts	2	May 2022	100,800	(11,031)
Coffee 'C' Futures Contracts	2	May 2022	169,312	(16,881)
Soybean Meal Futures Contracts	36	Dec 2022	1,483,560	(42,981)
Soybean Futures Contracts	33	Nov 2022	2,340,938	(60,943)
Low Sulphur Gas Oil Futures Contracts	11	Jul 2022	1,014,475	(80,043)
			$9,462,595	$55,333

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	71	Jul 2022	$1,853,100	$23,437
CBOE Volatility Index Futures Contracts	57	Sep 2022	1,517,910	12,213

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2022	$211,264	$4,402
FTSE 100 Index Futures Contracts	1	Jun 2022	97,847	687
			$3,680,121	$40,739

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	11	Jun 2022	$879,560	$22,063
New Zealand Dollar Futures Contracts	20	Jun 2022	1,384,300	21,169
Euro FX Futures Contracts	4	Jun 2022	554,675	8,288
British Pound Futures Contracts	23	Jun 2022	1,887,869	(1,396)
Japanese Yen Futures Contracts	19	Jun 2022	1,954,625	(78,068)
			$6,661,029	$(27,944)

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	26	Jun 2022	$2,473,123	$(16,618)
Euro - BTP Italian Government Bond Futures Contracts††	34	Jun 2022	5,210,048	(117,537)
Euro - OATS Futures Contracts	35	Jun 2022	5,864,059	(252,431)
			$13,547,230	$(386,586)

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	46	Jun 2022	$4,799,081	$143,337
U.S. Treasury 10 Year Note Futures Contracts	48	Jun 2022	5,892,750	139,552
Euro - Bund Futures Contracts	15	Jun 2022	2,633,507	75,651
Long Gilt Futures Contracts††	28	Jun 2022	4,461,668	33,520
Euro - 30 year Bond Futures Contracts	1	Jun 2022	205,511	539
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2022	177,094	17
U.S. Treasury Long Bond Futures Contracts	1	Jun 2022	150,250	(206)
			$18,319,861	$392,410

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	7	May 2022	$700,350	$96,413
Soybean Futures Contracts	24	Jul 2022	1,917,300	34,734
Soybean Meal Futures Contracts	22	May 2022	1,029,380	11,374
Cattle Feeder Futures Contracts	6	May 2022	499,425	(2,768)
Corn Futures Contracts	16	May 2022	598,000	(8,648)
Cotton #2 Futures Contracts	3	May 2022	203,310	(23,619)
Cotton #2 Futures Contracts	20	Jul 2022	1,317,600	(111,653)
			$6,265,365	$(4,167)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	65	Jun 2022	$8,818,063	$(524)
Australian Dollar Futures Contracts	28	Jun 2022	2,097,620	(30,246)
			$10,915,683	$(30,770)

Equity Futures Contracts Sold Short†
FTSE MIB Index Futures Contracts	1	Jun 2022	$134,226	$745
Euro STOXX 50 Index Futures Contracts	2	Jun 2022	84,076	519
OMX Stockholm 30 Index Futures Contracts††	5	Apr 2022	109,390	(13)
Russell 2000 Index Mini Futures Contracts	1	Jun 2022	103,250	(95)
IBEX 35 Index Futures Contracts††	1	Apr 2022	92,218	(1,735)
CAC 40 10 Euro Index Futures Contracts	1	Apr 2022	73,332	(3,488)
SPI 200 Index Futures Contracts	1	Jun 2022	139,155	(7,009)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2022	226,251	(10,078)
Tokyo Stock Price Index Futures Contracts	1	Jun 2022	158,310	(15,246)
CBOE Volatility Index Futures Contracts	50	Apr 2022	1,172,500	(59,238)
			$2,292,708	$(95,638)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$6,860,659	$890,315

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,833,939	852,900

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	5,008,678	246,136

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,008,656	244,043
						$23,711,932	$2,233,394
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$3,068,398	$(84,307)
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	0.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	3,031,405	(84,549)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	7,102,023	(167,737)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	0.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	7,102,652	(181,697)
						$20,304,478	$(518,290)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
AvalonBay Communities, Inc.	1,345	4.87%	$93,548
Sun Communities, Inc.	2,236	5.71%	85,627
Equity Residential	3,758	4.93%	82,730
National Storage Affiliates Trust	6,965	6.37%	65,530
Ryman Hospitality Properties, Inc.	3,155	4.27%	62,470
Ventas, Inc.	3,322	2.99%	57,225
Prologis, Inc.	992	2.33%	51,922
Alexandria Real Estate Equities, Inc.	1,523	4.47%	48,492
Rexford Industrial Realty, Inc.	3,303	3.59%	47,239
Gaming and Leisure Properties, Inc.	7,161	4.90%	39,357
American Assets Trust, Inc.	6,357	3.51%	35,231
Invitation Homes, Inc.	6,596	3.86%	31,443
American Campus Communities, Inc.	3,336	2.72%	29,973
Brixmor Property Group, Inc.	6,385	2.40%	29,662
DiamondRock Hospitality Co.	17,392	2.56%	26,683
Healthpeak Properties, Inc.	3,040	1.52%	22,563
MGM Growth Properties LLC — Class A	3,737	2.11%	20,016
Kite Realty Group Trust	11,942	3.96%	19,109
Hudson Pacific Properties, Inc.	9,046	3.66%	18,551
Xenia Hotels & Resorts, Inc.	17,752	4.99%	17,081
VICI Properties, Inc.	8,381	3.48%	15,021
SITE Centers Corp.	9,279	2.26%	8,808
Acadia Realty Trust	10,753	3.40%	7,993
NETSTREIT Corp.	4,723	1.54%	4,802
Agree Realty Corp.	2,860	2.77%	1,923
PS Business Parks, Inc.	157	0.38%	1,054
Medical Properties Trust, Inc.	8,525	2.63%	788
Four Corners Property Trust, Inc.	11,177	4.41%	(7,012)
Empire State Realty Trust, Inc. — Class A	23,821	3.41%	(27,514)
Total Financial			890,315
Total MS Equity Market Neutral Long Custom Basket			$890,315

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	14,429	(4.42)%	67,191
STORE Capital Corp.	9,334	(3.84)%	45,661
Omega Healthcare Investors, Inc.	8,364	(3.67)%	39,350
Necessity Retail REIT, Inc.	20,544	(2.29)%	19,595
Office Properties Income Trust	10,022	(3.63)%	16,752
RLJ Lodging Trust	21,603	(4.28)%	16,280
LTC Properties, Inc.	4,557	(2.47)%	13,102
Industrial Logistics Properties Trust	4,857	(1.55)%	8,575
National Health Investors, Inc.	483	(0.40)%	7,376
Easterly Government Properties, Inc.	5,404	(1.61)%	3,174
Equity Commonwealth	5,716	(2.27)%	(285)
Essential Properties Realty Trust, Inc.	12,001	(4.28)%	(2,376)
Corporate Office Properties Trust	5,789	(2.33)%	(5,799)
Douglas Emmett, Inc.	9,109	(4.29)%	(9,004)
Realty Income Corp.	7,784	(7.60)%	(9,184)
CubeSmart	2,286	(1.67)%	(13,226)
Apartment Income REIT Corp.	3,186	(2.40)%	(18,217)
Phillips Edison & Company, Inc.	11,302	(5.47)%	(19,651)
Camden Property Trust	1,440	(3.37)%	(22,751)
Welltower, Inc.	1,944	(2.63)%	(26,269)
Host Hotels & Resorts, Inc.	12,653	(3.46)%	(27,609)
Washington Real Estate Investment Trust	11,364	(4.08)%	(30,307)
STAG Industrial, Inc.	6,922	(4.03)%	(36,367)
Apple Hospitality REIT, Inc.	28,252	(7.15)%	(69,164)
Mid-America Apartment Communities, Inc.	2,368	(6.98)%	(99,769)
Total Financial			(152,922)
Exchange- Traded Funds
Vanguard Real Estate ETF	6,440	(9.83)%	(14,815)
Total MS Equity Market Neutral Short Custom Basket			$(167,737)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
AvalonBay Communities, Inc.	1,345	4.88%	$93,302
Equity Residential	3,758	4.94%	82,346
National Storage Affiliates Trust	6,965	6.40%	65,304
Ryman Hospitality Properties, Inc.	3,147	4.27%	63,300
Ventas, Inc.	3,322	3.00%	57,151
Sun Communities, Inc.	2,236	5.74%	57,108
Prologis, Inc.	992	2.34%	51,917
Alexandria Real Estate Equities, Inc.	1,523	4.49%	48,626
Rexford Industrial Realty, Inc.	3,303	3.61%	47,097
Gaming and Leisure Properties, Inc.	7,161	4.92%	39,298
American Assets Trust, Inc.	6,357	3.52%	35,495
Invitation Homes, Inc.	6,596	3.88%	31,417
Brixmor Property Group, Inc.	6,385	2.41%	29,689
American Campus Communities, Inc.	3,336	2.73%	29,416
DiamondRock Hospitality Co.	17,392	2.57%	26,570
MGM Growth Properties LLC — Class A	3,737	2.12%	20,044
Kite Realty Group Trust	11,942	3.98%	19,331
Hudson Pacific Properties, Inc.	9,046	3.67%	18,508
Xenia Hotels & Resorts, Inc.	17,752	5.01%	16,694
Healthpeak Properties, Inc.	3,040	1.53%	15,329
VICI Properties, Inc.	8,381	3.49%	14,867
Acadia Realty Trust	10,753	3.41%	8,303
SITE Centers Corp.	9,279	2.27%	7,063
NETSTREIT Corp.	4,981	1.64%	4,946
Agree Realty Corp.	2,740	2.66%	1,333
Medical Properties Trust, Inc.	8,525	2.64%	720
PS Business Parks, Inc.	97	0.24%	650
Four Corners Property Trust, Inc.	11,177	4.42%	(6,541)
Empire State Realty Trust, Inc. — Class A	22,424	3.22%	(26,383)
Total Financial			852,900
Total GS Equity Market Neutral Long Custom Basket			$852,900

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	14,429	(4.43)%	$63,747
STORE Capital Corp.	9,334	(3.84)%	45,747
Omega Healthcare Investors, Inc.	8,364	(3.67)%	40,543
Necessity Retail REIT, Inc.	20,544	(2.29)%	19,784
RLJ Lodging Trust	21,598	(4.28)%	17,933
Office Properties Income Trust	10,022	(3.63)%	17,759
LTC Properties, Inc.	4,557	(2.47)%	13,182
Industrial Logistics Properties Trust	4,857	(1.55)%	8,635
National Health Investors, Inc.	483	(0.40)%	7,404
Easterly Government Properties, Inc.	5,404	(1.61)%	3,174
Equity Commonwealth	5,716	(2.27)%	(229)
Essential Properties Realty Trust, Inc.	12,613	(4.49)%	(4,361)
Corporate Office Properties Trust	5,271	(2.12)%	(5,250)
Douglas Emmett, Inc.	9,109	(4.29)%	(8,415)
Realty Income Corp.	7,784	(7.59)%	(9,772)
CubeSmart	2,286	(1.67)%	(13,317)
Apartment Income REIT Corp.	3,186	(2.40)%	(18,033)
Phillips Edison & Company, Inc.	11,302	(5.47)%	(21,961)
Camden Property Trust	1,440	(3.37)%	(22,794)
Welltower, Inc.	1,944	(2.63)%	(26,570)
Host Hotels & Resorts, Inc.	12,653	(3.46)%	(27,718)
Washington Real Estate Investment Trust	11,364	(4.08)%	(31,036)
STAG Industrial, Inc.	6,922	(4.03)%	(36,804)
Apple Hospitality REIT, Inc.	28,252	(7.15)%	(78,025)
Mid-America Apartment Communities, Inc.	2,368	(6.98)%	(100,334)
Total Financial			(166,711)
Exchange Traded Funds
Vanguard Real Estate ETF	6,440	(9.83)%	(14,986)
Total GS Equity Market Neutral Short Custom Basket			$(181,697)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,035	0.72%	$16,427
Innoviva, Inc.	2,097	0.79%	14,471
AbbVie, Inc.	286	0.93%	13,108
United Therapeutics Corp.	102	0.37%	9,195
Regeneron Pharmaceuticals, Inc.	56	0.78%	8,612
Amgen, Inc.	194	0.94%	8,284
Bristol-Myers Squibb Co.	778	1.13%	8,141
Prestige Consumer Healthcare, Inc.	478	0.51%	7,996
Vertex Pharmaceuticals, Inc.	109	0.57%	7,444
Molson Coors Beverage Co. — Class B	526	0.56%	6,968
Eagle Pharmaceuticals, Inc.	658	0.65%	5,596
Johnson & Johnson	319	1.13%	5,577
Hologic, Inc.	592	0.91%	5,044
Quest Diagnostics, Inc.	179	0.49%	2,446
Perdoceo Education Corp.	3,511	0.80%	1,986
Corteva, Inc.	221	0.25%	1,896
Exelixis, Inc.	742	0.34%	1,702
Merck & Company, Inc.	272	0.45%	1,472
Incyte Corp.	412	0.65%	1,297
John B Sanfilippo & Son, Inc.	630	1.05%	1,239
Halozyme Therapeutics, Inc.	342	0.27%	753
Royalty Pharma plc — Class A	522	0.41%	140
Premier, Inc. — Class A	293	0.21%	(515)
Abbott Laboratories	197	0.47%	(592)
Waters Corp.	62	0.38%	(593)
Laboratory Corporation of America Holdings	63	0.33%	(878)
Pfizer, Inc.	328	0.34%	(1,730)
Gilead Sciences, Inc.	871	1.03%	(2,450)
EVERTEC, Inc.	594	0.49%	(3,011)
USANA Health Sciences, Inc.	357	0.57%	(6,723)
Bio-Rad Laboratories, Inc. — Class A	55	0.62%	(7,230)
Vanda Pharmaceuticals, Inc.	1,834	0.41%	(9,217)
Total Consumer, Non-cyclical			96,855
Consumer, Cyclical
AutoZone, Inc.	28	1.14%	13,992
Cummins, Inc.	176	0.72%	5,327
Gentex Corp.	1,830	1.07%	5,109
AutoNation, Inc.	146	0.29%	4,962
Brunswick Corp.	236	0.38%	4,781
Ethan Allen Interiors, Inc.	1,010	0.53%	2,056
Allison Transmission Holdings, Inc.	875	0.69%	1,783
Methode Electronics, Inc.	399	0.34%	336
Tapestry, Inc.	386	0.29%	(2)
Columbia Sportswear Co.	241	0.44%	(3)
Dolby Laboratories, Inc. — Class A	410	0.64%	(430)
Zumiez, Inc.	344	0.26%	(826)
Autoliv, Inc.	168	0.26%	(1,743)
Buckle, Inc.	311	0.21%	(2,010)
MarineMax, Inc.	258	0.21%	(2,142)
Haverty Furniture Companies, Inc.	370	0.20%	(2,263)
Tri Pointe Homes, Inc.	1,007	0.40%	(2,665)
Shoe Carnival, Inc.	371	0.22%	(2,927)
Jack in the Box, Inc.	201	0.37%	(3,184)
LKQ Corp.	354	0.32%	(3,684)
PulteGroup, Inc.	356	0.30%	(4,012)
NVR, Inc.	9	0.80%	(4,774)
Toll Brothers, Inc.	275	0.26%	(5,493)
Acushnet Holdings Corp.	595	0.48%	(5,697)
Whirlpool Corp.	256	0.88%	(11,394)
Total Consumer, Cyclical			(14,903)
Basic Materials
Westlake Corp.	309	0.76%	9,474
LyondellBasell Industries N.V. — Class A	412	0.85%	5,104
Dow, Inc.	679	0.86%	4,865
AdvanSix, Inc.	397	0.40%	2,873
NewMarket Corp.	43	0.28%	501
Reliance Steel & Aluminum Co.	108	0.40%	(412)
Minerals Technologies, Inc.	353	0.47%	(1,210)
International Paper Co.	779	0.72%	(1,286)
Total Basic Materials			19,909
Technology
CSG Systems International, Inc.	859	1.09%	15,624
Rambus, Inc.	1,172	0.75%	13,934
NetApp, Inc.	312	0.52%	9,929
ExlService Holdings, Inc.	111	0.32%	4,230
Lumentum Holdings, Inc.	153	0.30%	2,422
Akamai Technologies, Inc.	140	0.33%	947
Dropbox, Inc. — Class A	485	0.23%	695
Genpact Ltd.	252	0.22%	425
NetScout Systems, Inc.	350	0.22%	242
Progress Software Corp.	412	0.39%	225
SS&C Technologies Holdings, Inc.	140	0.21%	(109)
Skyworks Solutions, Inc.	78	0.21%	(140)
Ziff Davis, Inc.	146	0.28%	(235)
Intel Corp.	413	0.41%	(413)
Qorvo, Inc.	81	0.20%	(637)
CommVault Systems, Inc.	165	0.22%	(2,238)
Xperi Holding Corp.	1,230	0.43%	(3,736)
Total Technology			41,165
Industrial
Snap-on, Inc.	217	0.89%	12,004
Mueller Industries, Inc.	933	1.01%	10,717
Owens Corning	180	0.33%	9,124
Knowles Corp.	2,490	1.07%	6,658
Vishay Intertechnology, Inc.	2,812	1.10%	6,571
Packaging Corporation of America	248	0.77%	5,728
Crane Co.	251	0.54%	3,376

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Encore Wire Corp.	193	0.44%	$3,075
TTM Technologies, Inc.	2,579	0.76%	2,484
Dorian LPG Ltd.	1,013	0.29%	1,814
Sanmina Corp.	1,081	0.87%	1,318
Albany International Corp. — Class A	187	0.31%	1,286
Louisiana-Pacific Corp.	269	0.33%	728
Keysight Technologies, Inc.	69	0.22%	451
Hillenbrand, Inc.	686	0.60%	(608)
Insteel Industries, Inc.	333	0.25%	(664)
Arrow Electronics, Inc.	88	0.21%	(838)
Sturm Ruger & Company, Inc.	626	0.87%	(1,635)
UFP Industries, Inc.	167	0.26%	(1,896)
Eagle Materials, Inc.	188	0.48%	(3,440)
OSI Systems, Inc.	325	0.55%	(3,873)
Vontier Corp.	629	0.32%	(4,888)
3M Co.	362	1.08%	(6,108)
Garmin Ltd.	437	1.03%	(7,921)
Total Industrial			33,463
Communications
Cisco Systems, Inc.	521	0.58%	8,716
Omnicom Group, Inc.	253	0.43%	8,121
Viavi Solutions, Inc.	1,736	0.56%	7,601
Juniper Networks, Inc.	393	0.29%	5,899
F5, Inc.	53	0.22%	859
Interpublic Group of Companies, Inc.	696	0.49%	760
Nexstar Media Group, Inc. — Class A	133	0.50%	750
Alphabet, Inc. — Class C	7	0.39%	116
InterDigital, Inc.	313	0.40%	(268)
Comcast Corp. — Class A	1,038	0.97%	(423)
Shenandoah Telecommunications Co.	925	0.44%	(537)
NETGEAR, Inc.	398	0.20%	(1,389)
Yelp, Inc. — Class A	851	0.58%	(1,606)
Verizon Communications, Inc.	984	1.00%	(3,009)
Meta Platforms, Inc. — Class A	224	0.99%	(4,499)
Total Communications			21,091
Utilities
National Fuel Gas Co.	821	1.13%	13,162
IDACORP, Inc.	450	1.04%	10,477
Southern Co.	381	0.55%	6,524
Chesapeake Utilities Corp.	352	0.97%	6,085
Portland General Electric Co.	915	1.01%	4,706
Duke Energy Corp.	469	1.05%	3,736
MGE Energy, Inc.	728	1.16%	2,661
CMS Energy Corp.	823	1.15%	2,586
American States Water Co.	179	0.32%	1,248
WEC Energy Group, Inc.	211	0.42%	1,195
California Water Service Group	249	0.29%	332
Otter Tail Corp.	476	0.59%	(148)
PPL Corp.	1,033	0.59%	(1,089)
Total Utilities			51,475
Financial
Arch Capital Group Ltd.	1,149	1.11%	9,843
Safety Insurance Group, Inc.	642	1.16%	7,154
Enstar Group Ltd.	192	1.00%	6,685
Raymond James Financial, Inc.	263	0.58%	6,008
Markel Corp.	20	0.59%	5,049
Everest Re Group Ltd.	107	0.64%	3,441
Preferred Bank/Los Angeles CA	559	0.83%	3,200
Travelers Companies, Inc.	239	0.87%	2,399
Equity Commonwealth	978	0.55%	2,099
BankUnited, Inc.	734	0.64%	1,889
PS Business Parks, Inc.	192	0.64%	1,300
Western Union Co.	1,059	0.40%	911
Old Republic International Corp.	1,726	0.89%	550
WP Carey, Inc.	140	0.23%	511
Easterly Government Properties, Inc.	811	0.34%	336
United Bankshares, Inc.	1,061	0.74%	112
Stewart Information Services Corp.	684	0.83%	(56)
First American Financial Corp.	312	0.40%	(272)
Fulton Financial Corp.	2,250	0.75%	(616)
Radian Group, Inc.	1,763	0.78%	(1,004)
Janus Henderson Group plc	600	0.42%	(1,078)
HomeStreet, Inc.	641	0.61%	(1,265)
Interactive Brokers Group, Inc. — Class A	455	0.60%	(1,273)
Fidelity National Financial, Inc.	647	0.63%	(1,379)
Citigroup, Inc.	310	0.33%	(1,824)
PotlatchDeltic Corp.	333	0.35%	(1,858)
OneMain Holdings, Inc.	549	0.52%	(2,774)
Piper Sandler Cos.	224	0.59%	(2,780)
Essent Group Ltd.	691	0.57%	(3,307)
MGIC Investment Corp.	2,647	0.72%	(3,382)
Mercury General Corp.	993	1.09%	(3,924)
Meta Financial Group, Inc.	442	0.48%	(3,991)
National Bank Holdings Corp. — Class A	1,249	1.00%	(4,181)
AMERISAFE, Inc.	764	0.76%	(5,450)
Hilltop Holdings, Inc.	918	0.54%	(6,894)
Evercore, Inc. — Class A	297	0.66%	(7,654)
Total Financial			(3,475)
Energy
Kinder Morgan, Inc.	1,563	0.59%	539
Exxon Mobil Corp.	221	0.36%	17
Total Energy			556
Total MS Long/Short Equity Long Custom Basket			$246,136

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	272	(0.62)%	$15,322

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CoStar Group, Inc.	484	(1.05)%	$9,998
Viad Corp.	682	(0.79)%	6,631
Equifax, Inc.	133	(1.03)%	3,946
Driven Brands Holdings, Inc.	1,386	(1.19)%	2,744
TransUnion	232	(0.78)%	2,194
ASGN, Inc.	209	(0.79)%	1,766
Dun & Bradstreet Holdings, Inc.	993	(0.57)%	1,649
Natera, Inc.	89	(0.12)%	1,477
Cooper Companies, Inc.	27	(0.37)%	255
Verisk Analytics, Inc. — Class A	170	(1.19)%	(39)
Intellia Therapeutics, Inc.	61	(0.14)%	(49)
Booz Allen Hamilton Holding Corp.	220	(0.63)%	(382)
UnitedHealth Group, Inc.	30	(0.50)%	(773)
Cintas Corp.	139	(1.93)%	(1,348)
Rollins, Inc.	817	(0.93)%	(1,667)
Sysco Corp.	323	(0.86)%	(2,204)
Bunge Ltd.	236	(0.85)%	(2,654)
Quanta Services, Inc.	142	(0.61)%	(3,214)
Total Consumer, Non-cyclical			33,652
Communications
Lyft, Inc. — Class A	673	(0.84)%	2,833
Okta, Inc.	33	(0.16)%	1,541
Airbnb, Inc. — Class A	36	(0.20)%	712
Trade Desk, Inc. — Class A	109	(0.25)%	(257)
Palo Alto Networks, Inc.	10	(0.20)%	(484)
DoorDash, Inc. — Class A	101	(0.39)%	(1,910)
Total Communications			2,435
Consumer, Cyclical
United Airlines Holdings, Inc.	671	(1.01)%	6,928
Delta Air Lines, Inc.	790	(1.02)%	5,447
MillerKnoll, Inc.	1,320	(1.49)%	3,490
IAA, Inc.	335	(0.42)%	3,403
Freshpet, Inc.	112	(0.37)%	3,065
MGM Resorts International	319	(0.44)%	476
American Airlines Group, Inc.	2,207	(1.31)%	388
Copart, Inc.	362	(1.48)%	104
Southwest Airlines Co.	432	(0.64)%	(134)
JetBlue Airways Corp.	784	(0.38)%	(336)
Royal Caribbean Cruises Ltd.	132	(0.36)%	(626)
Hilton Worldwide Holdings, Inc.	94	(0.46)%	(653)
Carnival Corp.	488	(0.32)%	(850)
Lululemon Athletica, Inc.	36	(0.43)%	(1,891)
Total Consumer, Cyclical			18,811
Financial
Americold Realty Trust	661	(0.60)%	5,979
Western Alliance Bancorporation	341	(0.92)%	5,543
SVB Financial Group	36	(0.66)%	4,159
Sun Communities, Inc.	224	(1.28)%	3,413
Equinix, Inc.	51	(1.23)%	3,147
Bank of New York Mellon Corp.	212	(0.34)%	2,461
Invitation Homes, Inc.	974	(1.28)%	2,106
Equitable Holdings, Inc.	1,367	(1.38)%	1,432
RLJ Lodging Trust	3,160	(1.45)%	1,198
Regions Financial Corp.	624	(0.45)%	873
Park Hotels & Resorts, Inc.	2,094	(1.33)%	649
Signature Bank	76	(0.73)%	506
Northern Trust Corp.	284	(1.08)%	314
First Republic Bank	99	(0.52)%	250
Safehold, Inc.	247	(0.45)%	214
State Street Corp.	502	(1.43)%	199
UDR, Inc.	295	(0.55)%	69
Bank of America Corp.	335	(0.45)%	(142)
Sunstone Hotel Investors, Inc.	2,424	(0.93)%	(173)
Zions Bancorp North America	510	(1.09)%	(240)
Wells Fargo & Co.	473	(0.75)%	(263)
Digital Realty Trust, Inc.	99	(0.46)%	(270)
Goldman Sachs Group, Inc.	112	(1.20)%	(293)
CBRE Group, Inc. — Class A	200	(0.60)%	(300)
Crown Castle International Corp.	184	(1.11)%	(576)
Lincoln National Corp.	189	(0.40)%	(641)
KKR & Company, Inc. — Class A	359	(0.68)%	(928)
Ryman Hospitality Properties, Inc.	347	(1.05)%	(970)
Apple Hospitality REIT, Inc.	606	(0.35)%	(1,184)
SBA Communications Corp.	80	(0.90)%	(1,697)
Xenia Hotels & Resorts, Inc.	1,018	(0.64)%	(1,775)
Apartment Income REIT Corp.	1,023	(1.78)%	(2,298)
Comerica, Inc.	447	(1.32)%	(2,973)
Ventas, Inc.	514	(1.03)%	(3,061)
Welltower, Inc.	422	(1.32)%	(3,905)
Kennedy-Wilson Holdings, Inc.	2,270	(1.80)%	(4,056)
Pebblebrook Hotel Trust	1,460	(1.16)%	(4,080)
Iron Mountain, Inc.	727	(1.31)%	(5,585)
Outfront Media, Inc.	1,433	(1.33)%	(5,763)
Host Hotels & Resorts, Inc.	2,625	(1.66)%	(6,566)
Howard Hughes Corp.	447	(1.51)%	(6,930)
Total Financial			(22,157)
Utilities
Entergy Corp.	297	(1.13)%	(1,619)
Black Hills Corp.	753	(1.89)%	(6,469)
ONE Gas, Inc.	628	(1.81)%	(6,688)
CenterPoint Energy, Inc.	1,901	(1.90)%	(7,841)
Atmos Energy Corp.	474	(1.85)%	(8,415)
Edison International	825	(1.88)%	(9,467)
Total Utilities			(40,499)
Technology
Ceridian HCM Holding, Inc.	272	(0.61)%	5,339
Atlassian Corporation plc — Class A	26	(0.25)%	127
Datadog, Inc. — Class A	75	(0.37)%	(419)
Bill.com Holdings, Inc.	50	(0.37)%	(684)
Zscaler, Inc.	50	(0.39)%	(954)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cloudflare, Inc. — Class A	95	(0.37)%	$(1,048)
Leidos Holdings, Inc.	139	(0.49)%	(2,306)
Crowdstrike Holdings, Inc. — Class A	55	(0.41)%	(2,550)
MongoDB, Inc.	32	(0.46)%	(2,584)
KBR, Inc.	814	(1.45)%	(10,191)
Total Technology			(15,270)
Industrial
Stericycle, Inc.	642	(1.23)%	9,615
Boeing Co.	217	(1.35)%	8,310
MSA Safety, Inc.	130	(0.56)%	926
Jacobs Engineering Group, Inc.	365	(1.64)%	720
J.B. Hunt Transport Services, Inc.	93	(0.61)%	260
TransDigm Group, Inc.	28	(0.59)%	(177)
CH Robinson Worldwide, Inc.	200	(0.70)%	(180)
General Electric Co.	204	(0.61)%	(460)
Republic Services, Inc. — Class A	160	(0.69)%	(2,367)
Waste Management, Inc.	154	(0.80)%	(2,846)
Howmet Aerospace, Inc.	780	(0.91)%	(3,106)
Tetra Tech, Inc.	196	(1.05)%	(5,638)
Casella Waste Systems, Inc. — Class A	512	(1.46)%	(12,263)
Total Industrial			(7,206)
Energy
NOV, Inc.	1,187	(0.76)%	(4,681)
Range Resources Corp.	561	(0.56)%	(7,244)
Patterson-UTI Energy, Inc.	2,437	(1.23)%	(18,162)
Halliburton Co.	1,614	(1.99)%	(23,986)
Total Energy			(54,073)
Total MS Long/Short Equity Short Custom Basket			$(84,307)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,035	0.72%	$16,407
Innoviva, Inc.	2,097	0.79%	14,563
AbbVie, Inc.	286	0.93%	13,116
Amgen, Inc.	194	0.94%	9,534
United Therapeutics Corp.	102	0.37%	9,128
Regeneron Pharmaceuticals, Inc.	56	0.78%	8,601
Bristol-Myers Squibb Co.	778	1.13%	8,170
Prestige Consumer Healthcare, Inc.	478	0.51%	7,980
Vertex Pharmaceuticals, Inc.	109	0.57%	7,401
Molson Coors Beverage Co. — Class B	526	0.56%	6,974
Johnson & Johnson	319	1.13%	5,742
Eagle Pharmaceuticals, Inc.	658	0.65%	5,281
Hologic, Inc.	592	0.91%	5,040
Quest Diagnostics, Inc.	179	0.49%	2,434
Perdoceo Education Corp.	3,511	0.80%	1,972
Corteva, Inc.	221	0.25%	1,905
Exelixis, Inc.	742	0.34%	1,709
Merck & Company, Inc.	272	0.45%	1,510
John B Sanfilippo & Son, Inc.	630	1.05%	1,258
Incyte Corp.	412	0.65%	1,210
Halozyme Therapeutics, Inc.	342	0.27%	761
Royalty Pharma plc — Class A	522	0.41%	161
Premier, Inc. — Class A	293	0.21%	(519)
Waters Corp.	62	0.38%	(588)
Abbott Laboratories	197	0.47%	(618)
Laboratory Corporation of America Holdings	63	0.33%	(847)
Pfizer, Inc.	328	0.34%	(1,736)
Gilead Sciences, Inc.	871	1.03%	(2,472)
EVERTEC, Inc.	594	0.49%	(3,055)
USANA Health Sciences, Inc.	357	0.57%	(6,716)
Bio-Rad Laboratories, Inc. — Class A	55	0.62%	(7,241)
Vanda Pharmaceuticals, Inc.	1,834	0.41%	(9,226)
Total Consumer, Non-cyclical			97,839
Consumer, Cyclical
AutoZone, Inc.	28	1.14%	14,136
Cummins, Inc.	176	0.72%	5,339
Gentex Corp.	1,830	1.07%	5,121
AutoNation, Inc.	146	0.29%	4,945
Brunswick Corp.	236	0.38%	4,799
Ethan Allen Interiors, Inc.	1,010	0.53%	2,023
Allison Transmission Holdings, Inc.	875	0.69%	1,745
Methode Electronics, Inc.	399	0.34%	337
Tapestry, Inc.	386	0.29%	(83)
Columbia Sportswear Co.	241	0.44%	(96)
Dolby Laboratories, Inc. — Class A	410	0.64%	(439)
Zumiez, Inc.	344	0.26%	(998)
Autoliv, Inc.	168	0.26%	(1,751)
Buckle, Inc.	311	0.21%	(2,033)
MarineMax, Inc.	258	0.21%	(2,152)
Haverty Furniture Companies, Inc.	370	0.20%	(2,292)
Tri Pointe Homes, Inc.	1,007	0.40%	(2,669)
Shoe Carnival, Inc.	371	0.22%	(2,890)
Jack in the Box, Inc.	201	0.37%	(3,063)
LKQ Corp.	354	0.32%	(3,748)
PulteGroup, Inc.	356	0.30%	(4,092)
NVR, Inc.	9	0.80%	(5,017)
Toll Brothers, Inc.	275	0.26%	(5,476)
Acushnet Holdings Corp.	595	0.48%	(5,686)
Whirlpool Corp.	256	0.88%	(11,415)
Total Consumer, Cyclical			(15,455)
Basic Materials
Westlake Corp.	309	0.76%	9,345
LyondellBasell Industries N.V. — Class A	412	0.85%	5,103
Dow, Inc.	679	0.86%	4,891
AdvanSix, Inc.	397	0.40%	2,866
NewMarket Corp.	43	0.28%	516
Reliance Steel & Aluminum Co.	108	0.40%	(469)
Minerals Technologies, Inc.	353	0.47%	(1,236)
International Paper Co.	779	0.72%	(1,291)
Total Basic Materials			19,725
Technology
CSG Systems International, Inc.	859	1.09%	15,537
Rambus, Inc.	1,172	0.75%	13,929
NetApp, Inc.	312	0.52%	9,902
ExlService Holdings, Inc.	111	0.32%	4,212
Lumentum Holdings, Inc.	153	0.30%	2,411
Akamai Technologies, Inc.	140	0.33%	944
Dropbox, Inc. — Class A	485	0.23%	675
Genpact Ltd.	252	0.22%	416
Progress Software Corp.	412	0.39%	220
NetScout Systems, Inc.	350	0.22%	205
SS&C Technologies Holdings, Inc.	140	0.21%	(109)
Skyworks Solutions, Inc.	78	0.21%	(181)
Ziff Davis, Inc.	146	0.28%	(268)
Intel Corp.	413	0.41%	(390)
Qorvo, Inc.	81	0.20%	(628)
CommVault Systems, Inc.	165	0.22%	(2,265)
Xperi Holding Corp.	1,230	0.43%	(3,857)
Total Technology			40,753
Industrial
Snap-on, Inc.	217	0.89%	11,904
Mueller Industries, Inc.	933	1.01%	10,842
Owens Corning	180	0.33%	9,141
Knowles Corp.	2,490	1.07%	6,823
Vishay Intertechnology, Inc.	2,812	1.10%	6,480
Packaging Corporation of America	248	0.77%	5,693
Crane Co.	251	0.54%	3,397
Encore Wire Corp.	193	0.44%	3,125

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TTM Technologies, Inc.	2,579	0.76%	$2,424
Dorian LPG Ltd.	1,013	0.29%	1,808
Sanmina Corp.	1,081	0.87%	1,374
Albany International Corp. — Class A	187	0.31%	1,283
Louisiana-Pacific Corp.	269	0.33%	718
Keysight Technologies, Inc.	69	0.22%	427
Insteel Industries, Inc.	333	0.25%	(339)
Hillenbrand, Inc.	686	0.60%	(547)
Arrow Electronics, Inc.	88	0.21%	(836)
Sturm Ruger & Company, Inc.	626	0.87%	(1,928)
UFP Industries, Inc.	167	0.26%	(2,197)
Eagle Materials, Inc.	188	0.48%	(3,485)
OSI Systems, Inc.	325	0.55%	(3,883)
Vontier Corp.	629	0.32%	(4,861)
3M Co.	362	1.08%	(6,089)
Garmin Ltd.	437	1.03%	(7,935)
Total Industrial			33,339
Communications
Cisco Systems, Inc.	521	0.58%	8,726
Omnicom Group, Inc.	253	0.43%	8,119
Viavi Solutions, Inc.	1,736	0.56%	7,408
Juniper Networks, Inc.	393	0.29%	5,946
F5, Inc.	53	0.22%	854
Interpublic Group of Companies, Inc.	696	0.49%	730
Nexstar Media Group, Inc. — Class A	133	0.50%	728
Alphabet, Inc. — Class C	7	0.39%	106
InterDigital, Inc.	313	0.40%	(289)
Comcast Corp. — Class A	1,038	0.97%	(488)
Shenandoah Telecommunications Co.	925	0.44%	(603)
NETGEAR, Inc.	398	0.20%	(1,434)
Yelp, Inc. — Class A	851	0.58%	(1,644)
Verizon Communications, Inc.	984	1.00%	(2,997)
Meta Platforms, Inc. — Class A	224	0.99%	(4,513)
Total Communications			20,649
Utilities
National Fuel Gas Co.	821	1.13%	13,120
IDACORP, Inc.	450	1.04%	10,462
Southern Co.	381	0.55%	6,377
Chesapeake Utilities Corp.	352	0.97%	6,015
Portland General Electric Co.	915	1.01%	4,736
Duke Energy Corp.	469	1.05%	3,538
MGE Energy, Inc.	728	1.16%	2,682
CMS Energy Corp.	823	1.15%	2,540
American States Water Co.	179	0.32%	1,231
WEC Energy Group, Inc.	211	0.42%	1,180
California Water Service Group	249	0.29%	371
Otter Tail Corp.	476	0.59%	(172)
PPL Corp.	1,033	0.59%	(1,051)
Total Utilities			51,029
Financial
Arch Capital Group Ltd.	1,149	1.11%	9,810
Safety Insurance Group, Inc.	642	1.16%	7,154
Enstar Group Ltd.	192	1.00%	7,021
Raymond James Financial, Inc.	263	0.58%	5,986
Markel Corp.	20	0.59%	5,019
Everest Re Group Ltd.	107	0.64%	3,426
Preferred Bank/Los Angeles CA	559	0.83%	3,126
Travelers Companies, Inc.	239	0.87%	2,415
Equity Commonwealth	978	0.55%	2,087
BankUnited, Inc.	734	0.64%	1,697
PS Business Parks, Inc.	192	0.64%	1,326
Western Union Co.	1,059	0.40%	921
Old Republic International Corp.	1,726	0.89%	546
WP Carey, Inc.	140	0.23%	468
Easterly Government Properties, Inc.	811	0.34%	281
United Bankshares, Inc.	1,061	0.74%	58
Stewart Information Services Corp.	684	0.83%	(60)
First American Financial Corp.	312	0.40%	(263)
Fulton Financial Corp.	2,250	0.75%	(698)
Janus Henderson Group plc	600	0.42%	(1,074)
Radian Group, Inc.	1,763	0.78%	(1,082)
HomeStreet, Inc.	641	0.61%	(1,234)
Interactive Brokers Group, Inc. — Class A	455	0.60%	(1,290)
Fidelity National Financial, Inc.	647	0.63%	(1,471)
Citigroup, Inc.	310	0.33%	(1,808)
PotlatchDeltic Corp.	333	0.35%	(2,101)
OneMain Holdings, Inc.	549	0.52%	(2,763)
Piper Sandler Cos.	224	0.59%	(2,767)
Essent Group Ltd.	691	0.57%	(3,366)
MGIC Investment Corp.	2,647	0.72%	(3,474)
Meta Financial Group, Inc.	442	0.48%	(4,022)
Mercury General Corp.	993	1.09%	(4,053)
National Bank Holdings Corp. — Class A	1,249	1.00%	(4,095)
AMERISAFE, Inc.	764	0.76%	(5,449)
Hilltop Holdings, Inc.	918	0.54%	(6,924)
Evercore, Inc. — Class A	297	0.66%	(7,717)
Total Financial			(4,370)
Energy
Kinder Morgan, Inc.	1,563	0.59%	537
Exxon Mobil Corp.	221	0.36%	(3)
Total Energy			534
Total GS Long/Short Equity Long Custom Basket			$244,043

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	272	(0.62)%	$15,338
CoStar Group, Inc.	484	(1.06)%	9,951

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Viad Corp.	682	(0.80)%	$6,591
Equifax, Inc.	133	(1.04)%	3,905
Driven Brands Holdings, Inc.	1,386	(1.20)%	2,734
TransUnion	232	(0.79)%	2,171
ASGN, Inc.	209	(0.80)%	1,747
Dun & Bradstreet Holdings, Inc.	993	(0.57)%	1,606
Natera, Inc.	89	(0.12)%	1,483
Cooper Companies, Inc.	27	(0.37)%	261
Verisk Analytics, Inc. — Class A	170	(1.20)%	(30)
Intellia Therapeutics, Inc.	61	(0.15)%	(43)
Booz Allen Hamilton Holding Corp.	220	(0.64)%	(374)
UnitedHealth Group, Inc.	30	(0.50)%	(784)
Cintas Corp.	139	(1.95)%	(1,403)
Rollins, Inc.	817	(0.94)%	(1,686)
Sysco Corp.	323	(0.87)%	(2,128)
Bunge Ltd.	236	(0.86)%	(2,627)
Quanta Services, Inc.	142	(0.62)%	(3,199)
Total Consumer, Non-cyclical			33,513
Communications
Lyft, Inc. — Class A	673	(0.85)%	2,754
Okta, Inc.	33	(0.16)%	1,547
Airbnb, Inc. — Class A	36	(0.20)%	735
Trade Desk, Inc. — Class A	109	(0.25)%	(250)
Palo Alto Networks, Inc.	10	(0.21)%	(480)
DoorDash, Inc. — Class A	101	(0.39)%	(1,881)
Total Communications			2,425
Consumer, Cyclical
United Airlines Holdings, Inc.	671	(1.03)%	6,942
Delta Air Lines, Inc.	790	(1.03)%	5,456
MillerKnoll, Inc.	1,320	(1.50)%	3,472
IAA, Inc.	335	(0.42)%	3,376
Freshpet, Inc.	112	(0.38)%	3,078
MGM Resorts International	319	(0.44)%	468
American Airlines Group, Inc.	2,207	(1.33)%	354
Copart, Inc.	362	(1.50)%	83
Southwest Airlines Co.	432	(0.65)%	(140)
JetBlue Airways Corp.	784	(0.39)%	(349)
Royal Caribbean Cruises Ltd.	132	(0.36)%	(626)
Hilton Worldwide Holdings, Inc.	94	(0.47)%	(653)
Carnival Corp.	488	(0.33)%	(857)
Lululemon Athletica, Inc.	36	(0.43)%	(1,886)
Total Consumer, Cyclical			18,718
Financial
Americold Realty Trust	661	(0.61)%	5,940
Western Alliance Bancorporation	341	(0.93)%	5,538
SVB Financial Group	36	(0.66)%	4,200
Sun Communities, Inc.	224	(1.30)%	3,383
Equinix, Inc.	51	(1.25)%	3,093
Bank of New York Mellon Corp.	212	(0.35)%	2,435
Invitation Homes, Inc.	974	(1.29)%	2,095
Equitable Holdings, Inc.	1,367	(1.39)%	1,432
RLJ Lodging Trust	3,160	(1.47)%	1,014
Regions Financial Corp.	624	(0.46)%	922
Park Hotels & Resorts, Inc.	2,094	(1.35)%	675
Signature Bank	76	(0.74)%	499
Safehold, Inc.	247	(0.45)%	286
First Republic Bank	99	(0.53)%	277
State Street Corp.	502	(1.44)%	216
Northern Trust Corp.	284	(1.09)%	115
UDR, Inc.	295	(0.56)%	46
Zions Bancorp North America	510	(1.10)%	(31)
Bank of America Corp.	335	(0.46)%	(129)
CBRE Group, Inc. — Class A	200	(0.60)%	(254)
Sunstone Hotel Investors, Inc.	2,424	(0.94)%	(259)
Digital Realty Trust, Inc.	99	(0.46)%	(265)
Wells Fargo & Co.	473	(0.76)%	(275)
Crown Castle International Corp.	184	(1.12)%	(605)
Lincoln National Corp.	189	(0.41)%	(624)
KKR & Company, Inc. — Class A	359	(0.69)%	(865)
Ryman Hospitality Properties, Inc.	347	(1.06)%	(980)
Apple Hospitality REIT, Inc.	606	(0.36)%	(1,196)
Xenia Hotels & Resorts, Inc.	1,018	(0.65)%	(1,453)
SBA Communications Corp.	80	(0.91)%	(1,751)
Apartment Income REIT Corp.	1,023	(1.80)%	(2,443)
Comerica, Inc.	447	(1.33)%	(2,892)
Ventas, Inc.	514	(1.05)%	(3,041)
Welltower, Inc.	422	(1.34)%	(3,903)
Kennedy-Wilson Holdings, Inc.	2,270	(1.83)%	(4,085)
Pebblebrook Hotel Trust	1,460	(1.18)%	(4,115)
Iron Mountain, Inc.	727	(1.33)%	(5,639)
Outfront Media, Inc.	1,433	(1.34)%	(5,758)
Host Hotels & Resorts, Inc.	2,625	(1.68)%	(6,575)
Howard Hughes Corp.	447	(1.53)%	(6,874)
Total Financial			(21,846)
Utilities
Entergy Corp.	297	(1.14)%	(1,572)
Black Hills Corp.	753	(1.91)%	(6,574)
ONE Gas, Inc.	628	(1.83)%	(6,700)
CenterPoint Energy, Inc.	1,901	(1.92)%	(7,859)
Atmos Energy Corp.	474	(1.87)%	(8,445)
Edison International	825	(1.91)%	(9,539)
Total Utilities			(40,689)
Technology
Ceridian HCM Holding, Inc.	272	(0.61)%	5,365
Atlassian Corporation plc — Class A	26	(0.25)%	76
Datadog, Inc. — Class A	75	(0.37)%	(413)
Bill.com Holdings, Inc.	50	(0.37)%	(771)
Zscaler, Inc.	50	(0.40)%	(940)
Cloudflare, Inc. — Class A	95	(0.38)%	(1,040)
Leidos Holdings, Inc.	139	(0.50)%	(2,304)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Crowdstrike Holdings, Inc. — Class A	55	(0.41)%	$(2,549)
MongoDB, Inc.	32	(0.47)%	(2,575)
KBR, Inc.	814	(1.47)%	(10,195)
Total Technology			(15,346)
Industrial
Stericycle, Inc.	642	(1.25)%	9,604
Boeing Co.	217	(1.37)%	8,312
MSA Safety, Inc.	130	(0.57)%	881
Jacobs Engineering Group, Inc.	365	(1.66)%	724
J.B. Hunt Transport Services, Inc.	93	(0.62)%	256
TransDigm Group, Inc.	28	(0.60)%	(182)
CH Robinson Worldwide, Inc.	200	(0.71)%	(249)
General Electric Co.	204	(0.62)%	(444)
Republic Services, Inc. — Class A	160	(0.70)%	(2,387)
Waste Management, Inc.	154	(0.81)%	(2,842)
Howmet Aerospace, Inc.	780	(0.92)%	(3,153)
Tetra Tech, Inc.	196	(1.07)%	(5,610)
Casella Waste Systems, Inc. — Class A	512	(1.48)%	(12,252)
Total Industrial			(7,342)
Energy
NOV, Inc.	1,187	(0.77)%	(4,721)
Range Resources Corp.	561	(0.56)%	(7,198)
Patterson-UTI Energy, Inc.	2,437	(1.24)%	(18,155)
Halliburton Co.	1,614	(2.02)%	(23,908)
Total Energy			(53,982)
Total GS Long/Short Equity Short Custom Basket			$(84,549)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
3	All or a portion of this security is pledged as short security and equity custom basket swap collateral collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of March 31, 2022.
8	All or a portion of this security is pledged as futures collateral at March 31, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,316,742	$—	$—		$19,316,742
Master Limited Partnerships	10	—	—		10
Rights	—	—	—	*	—
Mutual Funds	9,750,511	—	—		9,750,511
Closed-End Funds	2,868,132	—	—		2,868,132
U.S. Treasury Bills	—	4,967,658	—		4,967,658
Repurchase Agreements	—	9,267,567	—		9,267,567
Securities Lending Collateral	66,418	—	—		66,418
Commodity Futures Contracts**	425,954	—	—		425,954
Interest Rate Futures Contracts**	359,096	33,520	—		392,616
Currency Futures Contracts**	51,520	—	—		51,520
Equity Futures Contracts**	42,003	—	—		42,003
Equity Custom Basket Swap Agreements**	—	2,233,394	—		2,233,394
Total Assets	$32,880,386	$16,502,139	$—		$49,382,525

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,656,936	$—	$—	$3,656,936
Exchange-Traded Funds Sold Short	3,222,895	—	—	3,222,895
Interest Rate Futures Contracts**	269,255	117,537	—	386,792
Commodity Futures Contracts**	374,788	—	—	374,788
Currency Futures Contracts**	110,234	—	—	110,234
Equity Futures Contracts**	95,154	1,748	—	96,902
Equity Custom Basket Swap Agreements**	—	518,290	—	518,290
Total Liabilities	$7,729,262	$637,575	$—	$8,366,837

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,687,069	$–	$–	$–	$(35,641)	$2,651,428	108,001	$9,126
Guggenheim Strategy Fund III	2,484,199	–	–	–	(38,707)	2,445,492	99,249	9,024
Guggenheim Ultra Short Duration Fund — Institutional Class	2,558,734	–	–	–	(33,532)	2,525,202	257,937	6,395
Guggenheim Variable Insurance Strategy Fund III	2,160,414	–	–	–	(32,025)	2,128,389	86,555	7,262
	$9,890,416	$–	$–	$–	$(139,905)	$9,750,511		$31,807

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 52.5%
Technology - 24.7%
Apple, Inc.	26,601	$4,644,801
Microsoft Corp.	12,221	3,767,857
NVIDIA Corp.	5,735	1,564,852
Broadcom, Inc.	1,108	697,685
Adobe, Inc.*	1,278	582,282
Intel Corp.	11,012	545,755
Advanced Micro Devices, Inc.*	4,401	481,205
QUALCOMM, Inc.	3,048	465,795
Texas Instruments, Inc.	2,498	458,333
Intuit, Inc.	766	368,323
Applied Materials, Inc.	2,389	314,870
Micron Technology, Inc.	3,029	235,929
Analog Devices, Inc.	1,415	233,730
Lam Research Corp.	377	202,679
Fiserv, Inc.*	1,764	178,870
Activision Blizzard, Inc.	2,108	168,872
Marvell Technology, Inc.	2,282	163,642
ASML Holding N.V. — Class G	224	149,616
KLA Corp.	408	149,353
Fortinet, Inc.*	435	148,657
Synopsys, Inc.*	414	137,974
Paychex, Inc.	976	133,195
NXP Semiconductor N.V.	710	131,407
Crowdstrike Holdings, Inc. — Class A*	563	127,846
Autodesk, Inc.*	595	127,538
Cognizant Technology Solutions Corp. — Class A	1,419	127,242
Workday, Inc. — Class A*	530	126,914
Cadence Design Systems, Inc.*	750	123,345
Microchip Technology, Inc.	1,504	113,011
Atlassian Corporation plc — Class A*	382	112,243
Datadog, Inc. — Class A*	715	108,301
Electronic Arts, Inc.	761	96,274
Zscaler, Inc.*	379	91,445
Zoom Video Communications, Inc. — Class A*	655	76,786
ANSYS, Inc.*	236	74,965
Splunk, Inc.*	429	63,754
Skyworks Solutions, Inc.	444	59,176
DocuSign, Inc.*	535	57,309
NetEase, Inc. ADR	567	50,854
Total Technology		17,462,685
Communications - 14.8%
Amazon.com, Inc.*	830	2,705,758
Alphabet, Inc. — Class C*	515	1,438,390
Alphabet, Inc. — Class A*	490	1,362,861
Meta Platforms, Inc. — Class A*	5,636	1,253,221
Cisco Systems, Inc.	11,235	626,463
Comcast Corp. — Class A	12,234	572,796
Netflix, Inc.*	1,201	449,883
T-Mobile US, Inc.*	3,379	433,695
Booking Holdings, Inc.*	111	260,678
Charter Communications, Inc. — Class A*	467	254,758
Airbnb, Inc. — Class A*	1,004	172,447
Palo Alto Networks, Inc.*	266	165,588
MercadoLibre, Inc.*	136	161,769
JD.com, Inc. ADR*	1,613	93,344
eBay, Inc.	1,589	90,986
Baidu, Inc. ADR*	654	86,524
Match Group, Inc.*	771	83,839
Sirius XM Holdings, Inc.[1]	10,677	70,682
VeriSign, Inc.*	298	66,293
Okta, Inc.*	402	60,686
Pinduoduo, Inc. ADR*	1,197	48,012
Total Communications		10,458,673
Consumer, Non-cyclical - 6.0%
PepsiCo, Inc.	3,742	626,336
Amgen, Inc.	1,507	364,423
PayPal Holdings, Inc.*	3,151	364,413
Intuitive Surgical, Inc.*	968	292,026
Automatic Data Processing, Inc.	1,136	258,485
Mondelez International, Inc. — Class A	3,755	235,739
Regeneron Pharmaceuticals, Inc.*	289	201,843
Gilead Sciences, Inc.	3,391	201,595
Moderna, Inc.*	1,090	187,764
Vertex Pharmaceuticals, Inc.*	689	179,808
Illumina, Inc.*	425	148,495
Keurig Dr Pepper, Inc.	3,836	145,384
Dexcom, Inc.*	263	134,551
Kraft Heinz Co.	3,310	130,381
IDEXX Laboratories, Inc.*	228	124,730
Cintas Corp.	281	119,535
Monster Beverage Corp.*	1,432	114,417
AstraZeneca plc ADR	1,543	102,362
Verisk Analytics, Inc. — Class A	436	93,579
Align Technology, Inc.*	213	92,868
Biogen, Inc.*	397	83,608
Seagen, Inc.*	497	71,593
Total Consumer, Non-cyclical		4,273,935
Consumer, Cyclical - 5.4%
Tesla, Inc.*	1,685	1,815,756
Costco Wholesale Corp.	1,199	690,444
Starbucks Corp.	3,111	283,007
Marriott International, Inc. — Class A*	883	155,187
O'Reilly Automotive, Inc.*	180	123,293
Lululemon Athletica, Inc.*	334	121,987
Lucid Group, Inc.*,1	4,470	113,538
Walgreens Boots Alliance, Inc.	2,335	104,538
Dollar Tree, Inc.*	608	97,371
Fastenal Co.	1,557	92,486
Ross Stores, Inc.	956	86,480
PACCAR, Inc.	940	82,786
Copart, Inc.*	642	80,552
Total Consumer, Cyclical		3,847,425
Industrial - 1.0%
Honeywell International, Inc.	1,855	360,946
CSX Corp.	5,931	222,116
Old Dominion Freight Line, Inc.	311	92,889
Total Industrial		675,951
Utilities - 0.6%
American Electric Power Company, Inc.	1,364	136,086
Exelon Corp.	2,651	126,267
Xcel Energy, Inc.	1,472	106,234

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 52.5% (continued)
Utilities - 0.6% (continued)
Constellation Energy Corp.	883	$49,669
Total Utilities		418,256
Total Common Stocks
(Cost $35,548,986)		37,136,925

MUTUAL FUNDS† - 30.3%
Guggenheim Strategy Fund II2	639,940	15,710,523
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	587,360	5,750,250
Total Mutual Funds
(Cost $21,549,533)		21,460,773

	Face Amount
U.S. TREASURY BILLS†† - 11.4%
U.S. Treasury Bills
0.24% due 06/02/22[3,4]	$6,903,000	6,899,118
0.29% due 06/02/22[4]	1,000,000	999,438
0.12% due 05/05/22[4,5]	171,000	170,976
Total U.S. Treasury Bills
(Cost $8,070,666)		8,069,532

REPURCHASE AGREEMENTS††,6 - 8.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	4,146,271	4,146,271
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	1,596,959	1,596,959
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	415,209	415,209
Total Repurchase Agreements
(Cost $6,158,439)		6,158,439

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	141,582	141,582
Total Securities Lending Collateral
(Cost $141,582)		141,582
Total Investments - 103.1%
(Cost $71,469,206)		$72,967,251
Other Assets & Liabilities, net - (3.1)%		(2,211,355)
Total Net Assets - 100.0%		$70,755,896

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	7	Jun 2022	$2,081,940	$69,965

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	0.77% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	04/13/22	4,799	$71,204,866	$4,160,603
Goldman Sachs International	NASDAQ-100 Index	Pay	0.88% (Federal Funds Rate + 0.55%)	At Maturity	04/14/22	1,723	25,574,136	1,867,148
BNP Paribas	NASDAQ-100 Index	Pay	0.98% (Federal Funds Rate + 0.65%)	At Maturity	04/14/22	381	5,652,693	220,060
							$102,431,695	$6,247,811

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at March 31, 2022.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,136,925	$—	$—	$37,136,925
Mutual Funds	21,460,773	—	—	21,460,773
U.S. Treasury Bills	—	8,069,532	—	8,069,532
Repurchase Agreements	—	6,158,439	—	6,158,439
Securities Lending Collateral	141,582	—	—	141,582
Equity Futures Contracts**	69,965	—	—	69,965
Equity Index Swap Agreements**	—	6,247,811	—	6,247,811
Total Assets	$58,809,245	$20,475,782	$—	$79,285,027

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$18,444,006	$–	$(2,500,000)	$(23,471)	$(210,012)	$15,710,523	639,940	$60,040
Guggenheim Ultra Short Duration Fund — Institutional Class	825,598	5,000,000	–	–	(75,348)	5,750,250	587,360	13,192
	$19,269,604	$5,000,000	$(2,500,000)	$(23,471)	$(285,360)	$21,460,773		$73,232

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.5%
Technology - 33.1%
Apple, Inc.	55,244	$9,646,155
Microsoft Corp.	25,379	7,824,600
NVIDIA Corp.	11,910	3,249,762
Broadcom, Inc.	2,300	1,448,264
Adobe, Inc.*	2,653	1,208,760
Intel Corp.	22,870	1,133,437
Advanced Micro Devices, Inc.*	9,139	999,258
QUALCOMM, Inc.	6,329	967,198
Texas Instruments, Inc.	5,187	951,711
Intuit, Inc.	1,590	764,536
Applied Materials, Inc.	4,961	653,860
Micron Technology, Inc.	6,289	489,850
Analog Devices, Inc.	2,939	485,464
Lam Research Corp.	783	420,949
Fiserv, Inc.*	3,663	371,428
Activision Blizzard, Inc.	4,376	350,561
Marvell Technology, Inc.	4,739	339,834
ASML Holding N.V. — Class G	465	310,587
KLA Corp.	846	309,687
Fortinet, Inc.*	903	308,591
Synopsys, Inc.*	860	286,612
Paychex, Inc.	2,026	276,488
NXP Semiconductor N.V.	1,474	272,808
Crowdstrike Holdings, Inc. — Class A*	1,169	265,457
Autodesk, Inc.*	1,235	264,722
Cognizant Technology Solutions Corp. — Class A	2,945	264,078
Workday, Inc. — Class A*	1,101	263,645
Cadence Design Systems, Inc.*	1,558	256,229
Microchip Technology, Inc.	3,123	234,662
Atlassian Corporation plc — Class A*	793	233,007
Datadog, Inc. — Class A*	1,484	224,782
Electronic Arts, Inc.	1,579	199,759
Zscaler, Inc.*	787	189,887
Zoom Video Communications, Inc. — Class A*	1,360	159,433
ANSYS, Inc.*	490	155,649
Splunk, Inc.*	891	132,412
Skyworks Solutions, Inc.	921	122,751
DocuSign, Inc.*	1,111	119,010
NetEase, Inc. ADR	1,176	105,475
Total Technology		36,261,358
Communications - 19.9%
Amazon.com, Inc.*	1,723	5,616,894
Alphabet, Inc. — Class C*	1,068	2,982,913
Alphabet, Inc. — Class A*	1,018	2,831,414
Meta Platforms, Inc. — Class A*	11,704	2,602,501
Cisco Systems, Inc.	23,331	1,300,936
Comcast Corp. — Class A	25,407	1,189,556
Netflix, Inc.*	2,494	934,227
T-Mobile US, Inc.*	7,016	900,504
Booking Holdings, Inc.*	230	540,144
Charter Communications, Inc. — Class A*	970	529,155
Airbnb, Inc. — Class A*	2,085	358,120
Palo Alto Networks, Inc.*	553	344,248
MercadoLibre, Inc.*	283	336,623
JD.com, Inc. ADR*	3,350	193,865
eBay, Inc.	3,300	188,958
Baidu, Inc. ADR*	1,358	179,663
Match Group, Inc.*	1,601	174,093
Sirius XM Holdings, Inc.[1]	22,173	146,785
VeriSign, Inc.*	618	137,480
Okta, Inc.*	833	125,750
Pinduoduo, Inc. ADR*	2,484	99,633
Total Communications		21,713,462
Consumer, Non-cyclical - 8.1%
PepsiCo, Inc.	7,770	1,300,543
PayPal Holdings, Inc.*	6,543	756,698
Amgen, Inc.	3,128	756,413
Intuitive Surgical, Inc.*	2,008	605,774
Automatic Data Processing, Inc.	2,359	536,767
Mondelez International, Inc. — Class A	7,797	489,496
Gilead Sciences, Inc.	7,043	418,706
Regeneron Pharmaceuticals, Inc.*	599	418,354
Moderna, Inc.*	2,262	389,652
Vertex Pharmaceuticals, Inc.*	1,429	372,926
Illumina, Inc.*	882	308,171
Keurig Dr Pepper, Inc.	7,965	301,873
Dexcom, Inc.*	545	278,822
Kraft Heinz Co.	6,872	270,688
IDEXX Laboratories, Inc.*	473	258,759
Cintas Corp.	582	247,577
Monster Beverage Corp.*	2,973	237,543
AstraZeneca plc ADR	3,204	212,553
Verisk Analytics, Inc. — Class A	906	194,455
Align Technology, Inc.*	442	192,712
Biogen, Inc.*	825	173,745
Seagen, Inc.*	1,031	148,515
Total Consumer, Non-cyclical		8,870,742
Consumer, Cyclical - 7.3%
Tesla, Inc.*	3,498	3,769,445
Costco Wholesale Corp.	2,491	1,434,442
Starbucks Corp.	6,461	587,757
Marriott International, Inc. — Class A*	1,833	322,150
O'Reilly Automotive, Inc.*	374	256,175
Lululemon Athletica, Inc.*	693	253,104
Lucid Group, Inc.*,1	9,286	235,864
Walgreens Boots Alliance, Inc.	4,848	217,045
Dollar Tree, Inc.*	1,263	202,270
Fastenal Co.	3,232	191,981
Ross Stores, Inc.	1,984	179,473
PACCAR, Inc.	1,951	171,825
Copart, Inc.*	1,332	167,126
Total Consumer, Cyclical		7,988,657
Industrial - 1.3%
Honeywell International, Inc.	3,851	749,327
CSX Corp.	12,318	461,309
Old Dominion Freight Line, Inc.	645	192,649
Total Industrial		1,403,285
Utilities - 0.8%
American Electric Power Company, Inc.	2,832	282,549
Exelon Corp.	5,504	262,155
Xcel Energy, Inc.	3,057	220,624

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.5% (continued)
Utilities - 0.8% (continued)
Constellation Energy Corp.	1,833	$103,106
Total Utilities		868,434
Total Common Stocks
(Cost $46,201,915)		77,105,938

MUTUAL FUNDS† - 26.5%
Guggenheim Strategy Fund II2	718,121	17,629,860
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,166,612	11,421,128
Total Mutual Funds
(Cost $29,405,975)		29,050,988

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
0.12% due 05/05/22[3,4]	$1,453,000	1,452,798
0.24% due 06/02/22[4,5]	170,000	169,904
Total U.S. Treasury Bills
(Cost $1,622,766)		1,622,702

REPURCHASE AGREEMENTS††,6 - 3.0%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[5]	2,192,452	2,192,452
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[5]	844,434	844,434
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[5]	219,553	219,553
Total Repurchase Agreements
(Cost $3,256,439)		3,256,439

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	261,284	261,284
Total Securities Lending Collateral
(Cost $261,284)		261,284
Total Investments - 101.7%
(Cost $80,748,379)		$111,297,351
Other Assets & Liabilities, net - (1.7)%		(1,862,099)
Total Net Assets - 100.0%		$109,435,252

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	90	Jun 2022	$26,767,800	$1,948,709

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	0.77% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	04/13/22	149	$2,209,071	$228,555
BNP Paribas	NASDAQ-100 Index	Pay	0.98% (Federal Funds Rate + 0.65%)	At Maturity	04/14/22	123	1,818,739	152,904
Goldman Sachs International	NASDAQ-100 Index	Pay	0.88% (Federal Funds Rate + 0.55%)	At Maturity	04/14/22	107	1,581,101	136,227
							$5,608,911	$517,686

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as futures collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,105,938	$—	$—	$77,105,938
Mutual Funds	29,050,988	—	—	29,050,988
U.S. Treasury Bills	—	1,622,702	—	1,622,702
Repurchase Agreements	—	3,256,439	—	3,256,439
Securities Lending Collateral	261,284	—	—	261,284
Equity Futures Contracts**	1,948,709	—	—	1,948,709
Equity Index Swap Agreements**	—	517,686	—	517,686
Total Assets	$108,366,919	$5,396,827	$—	$113,763,746

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$17,866,840	$–	$–	$–	$(236,980)	$17,629,860	718,121	$60,680
Guggenheim Ultra Short Duration Fund — Institutional Class	8,572,788	3,000,000	–	–	(151,660)	11,421,128	1,166,612	28,299
	$26,439,628	$3,000,000	$–	$–	$(388,640)	$29,050,988		$88,979

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 71.6%
Technology - 17.5%
Apple, Inc.	14,256	$2,489,240
Microsoft Corp.	6,893	2,125,181
NVIDIA Corp.	2,299	627,305
Broadcom, Inc.	380	239,278
Adobe, Inc.*	434	197,739
Accenture plc — Class A	581	195,931
salesforce.com, Inc.*	906	192,362
Intel Corp.	3,744	185,553
Advanced Micro Devices, Inc.*	1,503	164,338
QUALCOMM, Inc.	1,036	158,321
Texas Instruments, Inc.	849	155,775
Intuit, Inc.	260	125,018
Oracle Corp.	1,449	119,876
Applied Materials, Inc.	817	107,681
International Business Machines Corp.	825	107,266
ServiceNow, Inc.*	184	102,468
Micron Technology, Inc.	1,030	80,227
Analog Devices, Inc.	483	79,782
Lam Research Corp.	128	68,814
Activision Blizzard, Inc.	716	57,359
Fidelity National Information Services, Inc.	560	56,235
Fiserv, Inc.*	546	55,364
KLA Corp.	139	50,882
Synopsys, Inc.*	141	46,991
Roper Technologies, Inc.	97	45,806
NXP Semiconductor N.V.	245	45,345
Cognizant Technology Solutions Corp. — Class A	483	43,311
Autodesk, Inc.*	202	43,299
Fortinet, Inc.*	125	42,717
Cadence Design Systems, Inc.*	255	41,937
Paychex, Inc.	295	40,259
Microchip Technology, Inc.	511	38,397
MSCI, Inc. — Class A	75	37,716
HP, Inc.	996	36,155
Electronic Arts, Inc.	259	32,766
ANSYS, Inc.*	80	25,412
Cerner Corp.	271	25,355
Zebra Technologies Corp. — Class A*	49	20,272
Skyworks Solutions, Inc.	151	20,125
Hewlett Packard Enterprise Co.	1,189	19,868
Monolithic Power Systems, Inc.	40	19,427
Akamai Technologies, Inc.*	149	17,789
Teradyne, Inc.	150	17,734
NetApp, Inc.	204	16,932
Tyler Technologies, Inc.*	38	16,906
Broadridge Financial Solutions, Inc.	107	16,661
Seagate Technology Holdings plc	185	16,631
Take-Two Interactive Software, Inc.*	106	16,296
EPAM Systems, Inc.*	52	15,424
Paycom Software, Inc.*	44	15,241
Western Digital Corp.*	288	14,299
Leidos Holdings, Inc.	129	13,935
Jack Henry & Associates, Inc.	67	13,202
Qorvo, Inc.*	100	12,410
Citrix Systems, Inc.*	115	11,604
PTC, Inc.*	97	10,449
Ceridian HCM Holding, Inc.*	126	8,613
DXC Technology Co.*	225	7,342
IPG Photonics Corp.*	33	3,622
Total Technology		8,612,243
Consumer, Non-cyclical - 14.4%
UnitedHealth Group, Inc.	866	441,634
Johnson & Johnson	2,421	429,074
Procter & Gamble Co.	2,204	336,771
Pfizer, Inc.	5,161	267,185
AbbVie, Inc.	1,626	263,591
Coca-Cola Co.	3,575	221,650
Thermo Fisher Scientific, Inc.	362	213,815
PepsiCo, Inc.	1,272	212,907
Eli Lilly & Co.	730	209,050
Abbott Laboratories	1,626	192,453
Merck & Company, Inc.	2,323	190,602
Danaher Corp.	585	171,598
Bristol-Myers Squibb Co.	2,004	146,352
Medtronic plc	1,236	137,134
S&P Global, Inc.	327	134,036
Philip Morris International, Inc.	1,425	133,864
Amgen, Inc.	518	125,263
PayPal Holdings, Inc.*	1,071	123,861
CVS Health Corp.	1,207	122,160
Anthem, Inc.	223	109,542
Intuitive Surgical, Inc.*	329	99,253
Automatic Data Processing, Inc.	386	87,831
Altria Group, Inc.	1,676	87,571
Stryker Corp.	309	82,611
Zoetis, Inc.	435	82,037
Mondelez International, Inc. — Class A	1,277	80,170
Cigna Corp.	297	71,164
Becton Dickinson and Co.	262	69,692
Gilead Sciences, Inc.	1,153	68,546
Regeneron Pharmaceuticals, Inc.*	98	68,445
Edwards Lifesciences Corp.*	574	67,571
Vertex Pharmaceuticals, Inc.*	234	61,067
Colgate-Palmolive Co.	775	58,768
Estee Lauder Companies, Inc. — Class A	214	58,277
Boston Scientific Corp.*	1,310	58,020
Moderna, Inc.*	324	55,812
HCA Healthcare, Inc.	220	55,136
Humana, Inc.	118	51,350
Illumina, Inc.*	144	50,314
Moody's Corp.	149	50,274
Archer-Daniels-Midland Co.	515	46,484
Dexcom, Inc.*	89	45,532
Centene Corp.*	537	45,210
IDEXX Laboratories, Inc.*	78	42,671
McKesson Corp.	138	42,246
IQVIA Holdings, Inc.*	176	40,693
Corteva, Inc.	669	38,454
Kimberly-Clark Corp.	310	38,179
Sysco Corp.	467	38,131
General Mills, Inc.	555	37,585

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 71.6% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Global Payments, Inc.	262	$35,852
Baxter International, Inc.	460	35,668
Kroger Co.	615	35,283
Constellation Brands, Inc. — Class A	151	34,778
Cintas Corp.	81	34,457
ResMed, Inc.	134	32,496
Verisk Analytics, Inc. — Class A	148	31,765
Align Technology, Inc.*	67	29,212
Hershey Co.	134	29,028
Biogen, Inc.*	135	28,431
West Pharmaceutical Services, Inc.	68	27,928
Monster Beverage Corp.*	345	27,566
Equifax, Inc.	112	26,555
Kraft Heinz Co.	653	25,722
Zimmer Biomet Holdings, Inc.	192	24,557
Tyson Foods, Inc. — Class A	269	24,110
United Rentals, Inc.*	67	23,799
McCormick & Company, Inc.	230	22,954
Laboratory Corporation of America Holdings*	86	22,675
Gartner, Inc.*	76	22,607
STERIS plc	92	22,243
Church & Dwight Company, Inc.	223	22,162
AmerisourceBergen Corp. — Class A	138	21,350
PerkinElmer, Inc.	116	20,237
Cooper Companies, Inc.	45	18,792
FleetCor Technologies, Inc.*	75	18,680
Catalent, Inc.*	165	18,298
Molina Healthcare, Inc.*	54	18,014
Hologic, Inc.*	230	17,669
Waters Corp.*	56	17,382
Quanta Services, Inc.	131	17,241
Clorox Co.	113	15,710
Bio-Techne Corp.	36	15,590
Teleflex, Inc.	43	15,258
Kellogg Co.	235	15,155
Quest Diagnostics, Inc.	109	14,918
Conagra Brands, Inc.	441	14,804
Cardinal Health, Inc.	255	14,459
ABIOMED, Inc.*	42	13,912
Incyte Corp.*	173	13,740
J M Smucker Co.	100	13,541
Hormel Foods Corp.	259	13,349
Avery Dennison Corp.	76	13,222
Charles River Laboratories International, Inc.*	46	13,063
Viatris, Inc.	1,112	12,099
MarketAxess Holdings, Inc.	35	11,907
Robert Half International, Inc.	101	11,532
Bio-Rad Laboratories, Inc. — Class A*	20	11,264
Brown-Forman Corp. — Class B	168	11,259
Henry Schein, Inc.*	128	11,160
Dentsply Sirona, Inc.	201	9,893
Universal Health Services, Inc. — Class B	67	9,712
Molson Coors Beverage Co. — Class B	173	9,235
Nielsen Holdings plc	330	8,989
Campbell Soup Co.	186	8,290
Organon & Co.	233	8,139
Lamb Weston Holdings, Inc.	134	8,028
Rollins, Inc.	208	7,290
DaVita, Inc.*	57	6,447
Total Consumer, Non-cyclical		7,081,112
Financial - 10.7%
Berkshire Hathaway, Inc. — Class B*	1,684	594,300
JPMorgan Chase & Co.	2,717	370,382
Visa, Inc. — Class A	1,525	338,199
Mastercard, Inc. — Class A	794	283,760
Bank of America Corp.	6,536	269,414
Wells Fargo & Co.	3,573	173,148
Charles Schwab Corp.	1,382	116,516
Morgan Stanley	1,303	113,882
Prologis, Inc. REIT	680	109,806
American Express Co.	566	105,842
American Tower Corp. — Class A REIT	419	105,261
Goldman Sachs Group, Inc.	312	102,991
BlackRock, Inc. — Class A	131	100,106
Citigroup, Inc.	1,825	97,455
Chubb Ltd.	396	84,704
Marsh & McLennan Companies, Inc.	464	79,075
CME Group, Inc. — Class A	330	78,494
Crown Castle International Corp. REIT	397	73,286
PNC Financial Services Group, Inc.	386	71,198
Truist Financial Corp.	1,227	69,571
Intercontinental Exchange, Inc.	517	68,306
U.S. Bancorp	1,242	66,012
Aon plc — Class A	198	64,475
Equinix, Inc. REIT	83	61,554
Progressive Corp.	537	61,213
Public Storage REIT	140	54,639
Capital One Financial Corp.	381	50,022
American International Group, Inc.	763	47,894
MetLife, Inc.	645	45,331
Prudential Financial, Inc.	348	41,123
Travelers Companies, Inc.	222	40,566
Simon Property Group, Inc. REIT	302	39,731
Welltower, Inc. REIT	400	38,456
Digital Realty Trust, Inc. REIT	261	37,010
Realty Income Corp. REIT	520	36,036
Allstate Corp.	258	35,736
Aflac, Inc.	552	35,543
SBA Communications Corp. REIT	100	34,410
Bank of New York Mellon Corp.	680	33,748
Arthur J Gallagher & Co.	192	33,523
AvalonBay Communities, Inc. REIT	129	32,040
T. Rowe Price Group, Inc.	211	31,901
Ameriprise Financial, Inc.	102	30,637
SVB Financial Group*	54	30,210
State Street Corp.	337	29,359

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 71.6% (continued)
Financial - 10.7% (continued)
Discover Financial Services	265	$29,200
Equity Residential REIT	314	28,235
CBRE Group, Inc. — Class A*	308	28,188
Fifth Third Bancorp	629	27,072
Alexandria Real Estate Equities, Inc. REIT	134	26,967
First Republic Bank	165	26,747
Willis Towers Watson plc	112	26,457
Weyerhaeuser Co. REIT	687	26,037
Extra Space Storage, Inc. REIT	123	25,289
Ventas, Inc. REIT	367	22,666
Northern Trust Corp.	191	22,242
Mid-America Apartment Communities, Inc. REIT	106	22,202
Hartford Financial Services Group, Inc.	308	22,117
Essex Property Trust, Inc. REIT	60	20,729
Duke Realty Corp. REIT	350	20,321
M&T Bank Corp.	118	20,001
Huntington Bancshares, Inc.	1,322	19,328
Regions Financial Corp.	866	19,277
Nasdaq, Inc.	108	19,246
KeyCorp	854	19,113
Raymond James Financial, Inc.	172	18,905
Cincinnati Financial Corp.	138	18,762
Citizens Financial Group, Inc.	392	17,769
Healthpeak Properties, Inc. REIT	496	17,028
Signature Bank	58	17,022
Boston Properties, Inc. REIT	131	16,873
Synchrony Financial	479	16,674
Principal Financial Group, Inc.	223	16,370
UDR, Inc. REIT	275	15,777
Brown & Brown, Inc.	216	15,610
Iron Mountain, Inc. REIT	266	14,739
Kimco Realty Corp. REIT	567	14,005
W R Berkley Corp.	194	12,885
Host Hotels & Resorts, Inc. REIT	657	12,765
Loews Corp.	180	11,668
Cboe Global Markets, Inc.	98	11,213
Comerica, Inc.	120	10,852
Everest Re Group Ltd.	36	10,850
Regency Centers Corp. REIT	142	10,130
Lincoln National Corp.	153	10,000
Assurant, Inc.	52	9,455
Zions Bancorp North America	139	9,113
Globe Life, Inc.	85	8,551
Federal Realty Investment Trust REIT	65	7,935
People's United Financial, Inc.	393	7,856
Invesco Ltd.	314	7,241
Franklin Resources, Inc.	259	7,231
Vornado Realty Trust REIT	146	6,617
Total Financial		5,242,195
Communications - 10.3%
Amazon.com, Inc.*	402	1,310,500
Alphabet, Inc. — Class A*	277	770,434
Alphabet, Inc. — Class C*	255	712,212
Meta Platforms, Inc. — Class A*	2,123	472,070
Walt Disney Co.*	1,674	229,606
Cisco Systems, Inc.	3,878	216,237
Verizon Communications, Inc.	3,860	196,628
Comcast Corp. — Class A	4,160	194,771
AT&T, Inc.	6,566	155,155
Netflix, Inc.*	408	152,833
Booking Holdings, Inc.*	38	89,241
T-Mobile US, Inc.*	540	69,309
Charter Communications, Inc. — Class A*	110	60,007
Motorola Solutions, Inc.	155	37,541
eBay, Inc.	576	32,982
Arista Networks, Inc.*	206	28,630
Twitter, Inc.*	735	28,437
Match Group, Inc.*	260	28,272
Expedia Group, Inc.*	138	27,003
Corning, Inc.	687	25,357
CDW Corp.	125	22,361
Paramount Global — Class B	558	21,098
VeriSign, Inc.*	89	19,799
Omnicom Group, Inc.	192	16,297
FactSet Research Systems, Inc.	35	15,195
Etsy, Inc.*	117	14,541
NortonLifeLock, Inc.	535	14,188
Interpublic Group of Companies, Inc.	362	12,833
F5, Inc.*	56	11,701
Fox Corp. — Class A	290	11,440
Juniper Networks, Inc.	299	11,111
Lumen Technologies, Inc.	847	9,546
News Corp. — Class A	359	7,952
DISH Network Corp. — Class A*	230	7,279
Discovery, Inc. — Class C*	279	6,967
Fox Corp. — Class B	134	4,862
Discovery, Inc. — Class A*,1	156	3,888
News Corp. — Class B	111	2,500
Total Communications		5,050,783
Consumer, Cyclical - 6.9%
Tesla, Inc.*	770	829,752
Home Depot, Inc.	960	287,357
Costco Wholesale Corp.	408	234,947
Walmart, Inc.	1,301	193,745
McDonald's Corp.	687	169,881
NIKE, Inc. — Class B	1,174	157,973
Lowe's Companies, Inc.	620	125,358
Starbucks Corp.	1,058	96,246
Target Corp.	441	93,589
TJX Companies, Inc.	1,097	66,456
Ford Motor Co.	3,617	61,164
General Motors Co.*	1,336	58,437
Dollar General Corp.	213	47,420
Marriott International, Inc. — Class A*	252	44,289
O'Reilly Automotive, Inc.*	62	42,468
Chipotle Mexican Grill, Inc. — Class A*	26	41,133
AutoZone, Inc.*	19	38,847
Hilton Worldwide Holdings, Inc.*	256	38,845
Dollar Tree, Inc.*	207	33,151
Yum! Brands, Inc.	266	31,529
Fastenal Co.	529	31,423
Aptiv plc*	249	29,808
Walgreens Boots Alliance, Inc.	659	29,503
Ross Stores, Inc.	325	29,399

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 71.6% (continued)
Consumer, Cyclical - 6.9% (continued)
PACCAR, Inc.	319	$28,094
Cummins, Inc.	131	26,869
Southwest Airlines Co.*	545	24,961
Copart, Inc.*	196	24,592
Tractor Supply Co.	105	24,504
Delta Air Lines, Inc.*	588	23,267
DR Horton, Inc.	297	22,129
WW Grainger, Inc.	40	20,632
Ulta Beauty, Inc.*	50	19,911
Lennar Corp. — Class A	240	19,481
Best Buy Company, Inc.	199	18,089
Royal Caribbean Cruises Ltd.*	206	17,259
VF Corp.	297	16,887
Genuine Parts Co.	131	16,509
Pool Corp.	37	15,645
Darden Restaurants, Inc.	117	15,555
Caesars Entertainment, Inc.*	197	15,240
Carnival Corp.*	744	15,043
Live Nation Entertainment, Inc.*	124	14,588
MGM Resorts International	346	14,511
CarMax, Inc.*	149	14,376
United Airlines Holdings, Inc.*	298	13,816
Domino's Pizza, Inc.	33	13,431
NVR, Inc.*	3	13,402
Las Vegas Sands Corp.*	316	12,283
Advance Auto Parts, Inc.	57	11,797
Bath & Body Works, Inc.	237	11,329
LKQ Corp.	247	11,216
American Airlines Group, Inc.*	596	10,877
Hasbro, Inc.	119	9,748
PulteGroup, Inc.	229	9,595
Whirlpool Corp.	54	9,330
Tapestry, Inc.	243	9,027
BorgWarner, Inc.	220	8,558
Norwegian Cruise Line Holdings Ltd.*,1	383	8,380
Wynn Resorts Ltd.*	97	7,735
Newell Brands, Inc.	348	7,451
Alaska Air Group, Inc.*	116	6,729
Penn National Gaming, Inc.*	153	6,490
PVH Corp.	64	4,903
Ralph Lauren Corp. — Class A	43	4,878
Under Armour, Inc. — Class C*	198	3,081
Under Armour, Inc. — Class A*	173	2,945
Total Consumer, Cyclical		3,417,863
Industrial - 5.5%
Union Pacific Corp.	586	160,101
United Parcel Service, Inc. — Class B	670	143,688
Raytheon Technologies Corp.	1,372	135,924
Honeywell International, Inc.	631	122,780
Caterpillar, Inc.	497	110,742
Deere & Co.	258	107,189
Lockheed Martin Corp.	223	98,432
Boeing Co.*	504	96,516
General Electric Co.	1,011	92,506
3M Co.	525	78,162
CSX Corp.	2,039	76,361
Norfolk Southern Corp.	220	62,748
Northrop Grumman Corp.	135	60,375
Waste Management, Inc.	354	56,109
Eaton Corporation plc	367	55,696
Illinois Tool Works, Inc.	263	55,072
Emerson Electric Co.	546	53,535
FedEx Corp.	224	51,831
General Dynamics Corp.	212	51,130
L3Harris Technologies, Inc.	180	44,725
Johnson Controls International plc	646	42,358
Amphenol Corp. — Class A	551	41,518
TE Connectivity Ltd.	299	39,163
Agilent Technologies, Inc.	276	36,523
Carrier Global Corp.	787	36,100
Parker-Hannifin Corp.	118	33,484
Trane Technologies plc	215	32,831
TransDigm Group, Inc.*	48	31,274
Otis Worldwide Corp.	391	30,088
Rockwell Automation, Inc.	107	29,963
Mettler-Toledo International, Inc.*	21	28,837
AMETEK, Inc.	213	28,368
Ball Corp.	298	26,820
Keysight Technologies, Inc.*	168	26,539
Old Dominion Freight Line, Inc.	86	25,687
Republic Services, Inc. — Class A	192	25,440
Vulcan Materials Co.	122	22,411
Martin Marietta Materials, Inc.	57	21,939
Stanley Black & Decker, Inc.	150	20,968
Dover Corp.	132	20,711
Teledyne Technologies, Inc.*	43	20,323
Fortive Corp.	330	20,107
Ingersoll Rand, Inc.	375	18,881
Generac Holdings, Inc.*	58	17,241
Trimble, Inc.*	231	16,664
Garmin Ltd.	140	16,605
Westinghouse Air Brake Technologies Corp.	172	16,541
Jacobs Engineering Group, Inc.	119	16,399
Expeditors International of Washington, Inc.	156	16,093
Amcor plc	1,392	15,771
J.B. Hunt Transport Services, Inc.	77	15,461
Textron, Inc.	203	15,099
Xylem, Inc.	166	14,153
Packaging Corporation of America	87	13,582
IDEX Corp.	70	13,421
CH Robinson Worldwide, Inc.	120	12,925
Howmet Aerospace, Inc.	349	12,543
Westrock Co.	242	11,381
Nordson Corp.	50	11,354
Masco Corp.	221	11,271
Snap-on, Inc.	49	10,069
Fortune Brands Home & Security, Inc.	125	9,285
Sealed Air Corp.	136	9,107
Allegion plc	82	9,002
Pentair plc	152	8,240
A O Smith Corp.	121	7,731

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 71.6% (continued)
Industrial - 5.5% (continued)
Huntington Ingalls Industries, Inc.	37	$7,379
Mohawk Industries, Inc.*	50	6,210
Total Industrial		2,687,482
Energy - 2.8%
Exxon Mobil Corp.	3,893	321,523
Chevron Corp.	1,773	288,698
ConocoPhillips	1,197	119,700
EOG Resources, Inc.	538	64,146
Schlumberger N.V.	1,290	53,290
Pioneer Natural Resources Co.	209	52,256
Occidental Petroleum Corp.	816	46,300
Marathon Petroleum Corp.	532	45,486
Valero Energy Corp.	376	38,179
Williams Companies, Inc.	1,117	37,319
Phillips 66	430	37,148
Devon Energy Corp.	579	34,236
Kinder Morgan, Inc.	1,793	33,906
Halliburton Co.	826	31,281
Baker Hughes Co.	833	30,329
ONEOK, Inc.	410	28,958
Hess Corp.	253	27,081
Enphase Energy, Inc.*	123	24,819
Diamondback Energy, Inc.	157	21,521
Coterra Energy, Inc. — Class A	748	20,173
Marathon Oil Corp.	716	17,979
SolarEdge Technologies, Inc.*	48	15,474
APA Corp.	334	13,804
Total Energy		1,403,606
Utilities - 2.0%
NextEra Energy, Inc.	1,804	152,817
Duke Energy Corp.	707	78,944
Southern Co.	974	70,625
Dominion Energy, Inc.	745	63,303
Sempra Energy	294	49,427
American Electric Power Company, Inc.	463	46,194
Exelon Corp.	901	42,915
Xcel Energy, Inc.	495	35,724
Public Service Enterprise Group, Inc.	465	32,550
Consolidated Edison, Inc.	325	30,771
WEC Energy Group, Inc.	290	28,945
Eversource Energy	316	27,868
American Water Works Company, Inc.	167	27,643
Edison International	349	24,465
FirstEnergy Corp.	524	24,031
DTE Energy Co.	178	23,533
Ameren Corp.	237	22,221
Entergy Corp.	185	21,599
PPL Corp.	690	19,706
CMS Energy Corp.	266	18,604
CenterPoint Energy, Inc.	578	17,710
Constellation Energy Corp.	300	16,875
AES Corp.	613	15,772
Atmos Energy Corp.	125	14,936
Evergy, Inc.	211	14,420
Alliant Energy Corp.	230	14,370
NiSource, Inc.	361	11,480
NRG Energy, Inc.	225	8,631
Pinnacle West Capital Corp.	104	8,122
Total Utilities		964,201
Basic Materials - 1.5%
Linde plc	471	150,452
Freeport-McMoRan, Inc.	1,350	67,149
Newmont Corp.	733	58,237
Sherwin-Williams Co.	222	55,416
Air Products and Chemicals, Inc.	204	50,982
Dow, Inc.	677	43,138
Ecolab, Inc.	229	40,432
Nucor Corp.	250	37,162
DuPont de Nemours, Inc.	472	34,730
International Flavors & Fragrances, Inc.	234	30,731
PPG Industries, Inc.	218	28,573
LyondellBasell Industries N.V. — Class A	242	24,882
Albemarle Corp.	108	23,884
Mosaic Co.	341	22,677
CF Industries Holdings, Inc.	197	20,303
International Paper Co.	356	16,429
FMC Corp.	117	15,394
Celanese Corp. — Class A	99	14,144
Eastman Chemical Co.	119	13,335
Total Basic Materials		748,050
Total Common Stocks
(Cost $30,398,733)		35,207,535

MUTUAL FUNDS† - 13.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	358,560	3,510,302
Guggenheim Strategy Fund II2	116,588	2,862,246
Total Mutual Funds
(Cost $6,426,085)		6,372,548

	Face Amount
U.S. TREASURY BILLS†† - 4.2%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$1,500,000	1,499,157
0.12% due 05/05/22[4,5]	543,000	542,924
Total U.S. Treasury Bills
(Cost $2,042,711)		2,042,081

REPURCHASE AGREEMENTS††,6 - 12.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	4,080,547	4,080,547
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	1,571,644	1,571,644
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	408,628	408,628
Total Repurchase Agreements
(Cost $6,060,819)		6,060,819

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	4,286	$4,286
Total Securities Lending Collateral
(Cost $4,286)		4,286
Total Investments - 101.1%
(Cost $44,932,634)		$49,687,269
Other Assets & Liabilities, net - (1.1)%		(526,445)
Total Net Assets - 100.0%		$49,160,824

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	50	Jun 2022	$11,319,375	$571,518

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	0.72% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	04/13/22	1,486	$6,731,646	$290,078
BNP Paribas	S&P 500 Index	Pay	0.93% (Federal Funds Rate + 0.60%)	At Maturity	04/14/22	706	3,198,921	127,439
Goldman Sachs International	S&P 500 Index	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	04/14/22	3,779	17,122,562	3,908
							$27,053,129	$421,425

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at March 31, 2022.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,207,535	$—	$—	$35,207,535
Mutual Funds	6,372,548	—	—	6,372,548
U.S. Treasury Bills	—	2,042,081	—	2,042,081
Repurchase Agreements	—	6,060,819	—	6,060,819
Securities Lending Collateral	4,286	—	—	4,286
Equity Futures Contracts**	571,518	—	—	571,518
Equity Index Swap Agreements**	—	421,425	—	421,425
Total Assets	$42,155,887	$8,524,325	$—	$50,680,212

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,008,187	$400,000	$(2,500,000)	$(2,226)	$(43,715)	$2,862,246	116,588	$12,854
Guggenheim Ultra Short Duration Fund — Institutional Class	3,156,914	400,000	–	–	(46,612)	3,510,302	358,560	8,860
	$8,165,101	$800,000	$(2,500,000)	$(2,226)	$(90,327)	$6,372,548		$21,714

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9%
Mining - 95.9%
Freeport-McMoRan, Inc.	50,366	$2,505,205
Newmont Corp.	30,592	2,430,534
Barrick Gold Corp.	80,238	1,968,238
Franco-Nevada Corp.	10,271	1,638,430
Agnico Eagle Mines Ltd.	25,444	1,558,190
Wheaton Precious Metals Corp.	28,396	1,351,082
Gold Fields Ltd. ADR	69,821	1,079,433
Sibanye Stillwater Ltd. ADR[1]	59,493	965,571
AngloGold Ashanti Ltd. ADR[1]	39,517	936,158
Royal Gold, Inc.	6,449	911,115
Kinross Gold Corp.	136,663	803,578
Pan American Silver Corp.	25,546	697,406
Yamana Gold, Inc.	123,843	691,044
B2Gold Corp.	144,895	665,074
SSR Mining, Inc.	30,026	653,065
Hecla Mining Co.	83,696	549,883
Alamos Gold, Inc. — Class A	63,759	536,851
First Majestic Silver Corp.[1]	40,161	528,519
Harmony Gold Mining Company Ltd. ADR	104,061	523,427
Equinox Gold Corp.*	58,082	480,338
Novagold Resources, Inc.*	61,351	474,243
Eldorado Gold Corp.*	37,936	425,263
Osisko Gold Royalties Ltd.[1]	31,673	417,767
IAMGOLD Corp.*	113,350	394,458
Sandstorm Gold Ltd.	45,340	366,347
Seabridge Gold, Inc.*	19,329	357,586
MAG Silver Corp.*	21,934	354,673
SilverCrest Metals, Inc.*	37,117	330,712
Coeur Mining, Inc.*	68,182	303,410
Fortuna Silver Mines, Inc.*	76,286	290,650
Endeavour Silver Corp.*	57,357	266,710
Silvercorp Metals, Inc.	62,885	227,644
Gatos Silver, Inc.*	33,576	145,048
Total Mining		25,827,652
Total Common Stocks
(Cost $10,778,840)		25,827,652

EXCHANGE-TRADED FUNDS† - 3.6%
VanEck Junior Gold Miners ETF	20,590	965,054
Total Exchange-Traded Funds
(Cost $495,045)		965,054

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$157,573	157,573
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	60,690	60,690
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	15,779	15,779
Total Repurchase Agreements
(Cost $234,042)		234,042

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	629,123	629,123
Total Securities Lending Collateral
(Cost $629,123)		629,123
Total Investments - 102.7%
(Cost $12,137,050)		$27,655,871
Other Assets & Liabilities, net - (2.7)%		(720,428)
Total Net Assets - 100.0%		$26,935,443

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,827,652	$—	$—	$25,827,652
Exchange-Traded Funds	965,054	—	—	965,054
Repurchase Agreements	—	234,042	—	234,042
Securities Lending Collateral	629,123	—	—	629,123
Total Assets	$27,421,829	$234,042	$—	$27,655,871

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 91.9%
REITs-Diversified - 23.2%
American Tower Corp. — Class A	1,487	$373,564
Crown Castle International Corp.	1,710	315,666
Equinix, Inc.	388	287,749
Digital Realty Trust, Inc.	1,580	224,044
SBA Communications Corp.	622	214,030
Weyerhaeuser Co.	4,744	179,798
Duke Realty Corp.	2,846	165,239
VICI Properties, Inc.	5,653	160,884
WP Carey, Inc.	1,687	136,377
Gaming and Leisure Properties, Inc.	2,551	119,718
Lamar Advertising Co. — Class A	1,023	118,852
Rayonier, Inc.	2,055	84,502
New Residential Investment Corp.	7,155	78,562
PS Business Parks, Inc.	448	75,300
LXP Industrial Trust	4,677	73,429
EPR Properties	1,306	71,451
Outfront Media, Inc.	2,494	70,904
Broadstone Net Lease, Inc.	2,991	65,144
Uniti Group, Inc.	4,640	63,846
PotlatchDeltic Corp.	1,200	63,276
Washington Real Estate Investment Trust	2,053	52,352
Total REITs-Diversified		2,994,687
REITs-Apartments - 12.4%
AvalonBay Communities, Inc.	818	203,167
Equity Residential	2,229	200,432
Invitation Homes, Inc.	4,226	169,801
Mid-America Apartment Communities, Inc.	805	168,607
Essex Property Trust, Inc.	469	162,030
UDR, Inc.	2,562	146,982
Camden Property Trust	852	141,602
American Homes 4 Rent — Class A	3,250	130,097
Apartment Income REIT Corp.	1,860	99,436
American Campus Communities, Inc.	1,735	97,108
Independence Realty Trust, Inc.	3,175	83,947
Total REITs-Apartments		1,603,209
REITs-Office Property - 9.4%
Alexandria Real Estate Equities, Inc.	990	199,237
Boston Properties, Inc.	1,216	156,621
Kilroy Realty Corp.	1,363	104,160
Vornado Realty Trust	2,237	101,381
Cousins Properties, Inc.	2,112	85,092
Douglas Emmett, Inc.	2,526	84,419
SL Green Realty Corp.	966	78,420
Highwoods Properties, Inc.	1,675	76,614
Hudson Pacific Properties, Inc.	2,566	71,207
JBG SMITH Properties	2,289	66,885
Corporate Office Properties Trust	2,194	62,617
Equity Commonwealth*	2,192	61,836
Brandywine Realty Trust	3,843	54,340
Total REITs-Office Property		1,202,829
REITs-Health Care - 9.1%
Welltower, Inc.	2,403	231,024
Ventas, Inc.	2,827	174,596
Healthpeak Properties, Inc.	4,345	149,164
Medical Properties Trust, Inc.	5,974	126,290
Omega Healthcare Investors, Inc.	3,118	97,157
Healthcare Trust of America, Inc. — Class A	2,958	92,704
Healthcare Realty Trust, Inc.	2,565	70,486
Physicians Realty Trust	3,963	69,511
Sabra Health Care REIT, Inc.	4,378	65,188
National Health Investors, Inc.	970	57,240
CareTrust REIT, Inc.	2,503	48,308
Total REITs-Health Care		1,181,668
REITs-Warehouse/Industries - 8.0%
Prologis, Inc.	2,353	379,962
Rexford Industrial Realty, Inc.	1,624	121,134
EastGroup Properties, Inc.	502	102,047
First Industrial Realty Trust, Inc.	1,615	99,985
Americold Realty Trust	3,395	94,653
STAG Industrial, Inc.	2,276	94,113
Terreno Realty Corp.	1,122	83,084
Innovative Industrial Properties, Inc.	387	79,490
Total REITs-Warehouse/Industries		1,054,468
REITs-Storage - 7.3%
Public Storage	757	295,442
Extra Space Storage, Inc.	895	184,012
Iron Mountain, Inc.	2,625	145,451
Life Storage, Inc.	856	120,208
CubeSmart	2,292	119,253
National Storage Affiliates Trust	1,545	96,964
Total REITs-Storage		961,330
REITs-Shopping Centers - 5.4%
Kimco Realty Corp.	5,493	135,677
Regency Centers Corp.	1,738	123,989
Federal Realty Investment Trust	883	107,788
Brixmor Property Group, Inc.	3,750	96,787
Kite Realty Group Trust	3,412	77,691
SITE Centers Corp.	3,954	66,071
Retail Opportunity Investments Corp.	2,753	53,381
Acadia Realty Trust	2,223	48,172
Total REITs-Shopping Centers		709,556
REITs-Single Tenant - 5.0%
Realty Income Corp.	3,247	225,017
National Retail Properties, Inc.	2,209	99,272
STORE Capital Corp.	3,338	97,570
Spirit Realty Capital, Inc.	1,817	83,618
Agree Realty Corp.	1,140	75,650
Essential Properties Realty Trust, Inc.	2,451	62,010
Total REITs-Single Tenant		643,137
REITs-Hotels - 4.9%
Host Hotels & Resorts, Inc.	6,553	127,325

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITS - 91.9% (continued)
REITs-Hotels - 4.9% (continued)
MGM Growth Properties LLC — Class A	2,894	$111,998
Ryman Hospitality Properties, Inc.*	834	77,370
Park Hotels & Resorts, Inc.	3,760	73,433
Apple Hospitality REIT, Inc.	3,830	68,825
Pebblebrook Hotel Trust	2,484	60,808
Sunstone Hotel Investors, Inc.*	4,705	55,425
RLJ Lodging Trust	3,671	51,688
Total REITs-Hotels		626,872
REITs-Mortgage - 2.8%
Starwood Property Trust, Inc.	3,888	93,973
AGNC Investment Corp.	6,878	90,102
Blackstone Mortgage Trust, Inc. — Class A	2,497	79,380
Chimera Investment Corp.	4,768	57,407
Arbor Realty Trust, Inc.	3,353	57,202
Total REITs-Mortgage		378,064
REITs-Regional Malls - 2.2%
Simon Property Group, Inc.	1,701	223,784
Macerich Co.	4,057	63,451
Total REITs-Regional Malls		287,235
REITs-Manufactured Homes - 2.2%
Sun Communities, Inc.	876	153,554
Equity LifeStyle Properties, Inc.	1,699	129,940
Total REITs-Manufactured Homes		283,494
Total REITs		11,926,549
Real Estate - 4.6%
Real Estate Management/Services - 4.0%
CBRE Group, Inc. — Class A*	2,035	186,243
Jones Lang LaSalle, Inc.*	483	115,659
Cushman & Wakefield plc*	3,529	72,380
eXp World Holdings, Inc.	2,553	54,047
Redfin Corp.*	2,483	44,794
Realogy Holdings Corp.*	2,843	44,578
Total Real Estate Management/Services		517,701
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	803	83,199
Total Real Estate		600,900
Internet - 2.4%
E-Commerce/Services - 2.4%
Zillow Group, Inc. — Class C*	2,319	114,303
Zillow Group, Inc. — Class A*	2,367	114,160
Opendoor Technologies, Inc.*	9,292	80,376
Total E-Commerce/Services		308,839
Total Internet		308,839
Diversified Financial Services - 0.6%
Finance-Commercial - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,472	69,817
Total Common Stocks
(Cost $7,648,227)		12,906,105

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$82,915	82,915
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	31,935	31,935
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	8,303	8,303
Total Repurchase Agreements
(Cost $123,153)		123,153
Total Investments - 100.4%
(Cost $7,771,380)		$13,029,258
Other Assets & Liabilities, net - (0.4)%		(50,665)
Total Net Assets - 100.0%		$12,978,593

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,906,105	$—	$—	$12,906,105
Repurchase Agreements	—	123,153	—	123,153
Total Assets	$12,906,105	$123,153	$—	$13,029,258

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 98.8%
Retail - 60.7%
Walmart, Inc.	1,465	$218,168
Home Depot, Inc.	593	177,503
Costco Wholesale Corp.	302	173,907
Lowe's Companies, Inc.	570	115,248
Target Corp.	490	103,988
TJX Companies, Inc.	1,453	88,023
Dollar General Corp.	351	78,143
O'Reilly Automotive, Inc.*	103	70,551
AutoZone, Inc.*	34	69,516
Dollar Tree, Inc.*	406	65,021
Walgreens Boots Alliance, Inc.	1,441	64,513
Ross Stores, Inc.	644	58,256
Tractor Supply Co.	237	55,309
GameStop Corp. — Class A*	306	50,973
Ulta Beauty, Inc.*	123	48,981
Carvana Co.*	399	47,597
Best Buy Company, Inc.	523	47,541
Genuine Parts Co.	348	43,855
CarMax, Inc.*	419	40,425
Advance Auto Parts, Inc.	180	37,253
Bath & Body Works, Inc.	757	36,184
Burlington Stores, Inc.*	192	34,977
Williams-Sonoma, Inc.	229	33,205
BJ's Wholesale Club Holdings, Inc.*	487	32,926
Five Below, Inc.*	196	31,040
Dick's Sporting Goods, Inc.[1]	296	29,606
Lithia Motors, Inc. — Class A	98	29,412
Kohl's Corp.	459	27,751
Floor & Decor Holdings, Inc. — Class A*	340	27,540
RH*	81	26,413
Macy's, Inc.	1,066	25,968
AutoNation, Inc.*	239	23,799
Gap, Inc.	1,585	22,317
Nordstrom, Inc.	823	22,311
Victoria's Secret & Co.*	422	21,674
Academy Sports & Outdoors, Inc.	522	20,567
Signet Jewelers Ltd.	266	19,338
Asbury Automotive Group, Inc.*	114	18,263
Ollie's Bargain Outlet Holdings, Inc.*	405	17,399
Foot Locker, Inc.	586	17,381
American Eagle Outfitters, Inc.[1]	986	16,565
Bed Bath & Beyond, Inc.*	696	15,681
Abercrombie & Fitch Co. — Class A*	440	14,075
Big Lots, Inc.	302	10,449
Total Retail		2,229,612
Internet - 35.6%
Amazon.com, Inc.*	134	436,833
Booking Holdings, Inc.*	44	103,332
Alibaba Group Holding Ltd. ADR*	916	99,661
DoorDash, Inc. — Class A*	617	72,306
MercadoLibre, Inc.*	55	65,421
eBay, Inc.	1,088	62,299
Expedia Group, Inc.*	297	58,114
JD.com, Inc. ADR*	958	55,440
Pinduoduo, Inc. ADR*	1,140	45,725
Chewy, Inc. — Class A*,1	1,014	41,351
Etsy, Inc.*	315	39,148
Farfetch Ltd. — Class A*	2,576	38,949
Fiverr International Ltd.*	488	37,122
Coupang, Inc.*	2,090	36,951
Trip.com Group Ltd. ADR*	1,577	36,460
Wayfair, Inc. — Class A*	306	33,899
Revolve Group, Inc.*	403	21,637
Overstock.com, Inc.*	305	13,422
Stitch Fix, Inc. — Class A*	1,001	10,080
Total Internet		1,308,150
Distribution & Wholesale - 2.1%
Pool Corp.	97	41,017
LKQ Corp.	810	36,782
Total Distribution & Wholesale		77,799
Apparel - 0.4%
Urban Outfitters, Inc.*	627	15,744
Total Common Stocks
(Cost $1,913,095)		3,631,305

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$19,692	19,692
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	7,585	7,585
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	1,972	1,972
Total Repurchase Agreements
(Cost $29,249)		29,249

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	$60,705	$60,705
Total Securities Lending Collateral
(Cost $60,705)		60,705
Total Investments - 101.3%
(Cost $2,003,049)		3,721,259
Other Assets & Liabilities, net - (1.3)%		(48,604)
Total Net Assets - 100.0%		$3,672,655

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,631,305	$—	$—	$3,631,305
Repurchase Agreements	—	29,249	—	29,249
Securities Lending Collateral	60,705	—	—	60,705
Total Assets	$3,692,010	$29,249	$—	$3,721,259

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8%
Financial - 9.8%
EastGroup Properties, Inc. REIT	28	$5,692
STAG Industrial, Inc. REIT	124	5,127
SouthState Corp.	53	4,324
Independence Realty Trust, Inc. REIT	153	4,045
First Financial Bankshares, Inc.	90	3,971
Glacier Bancorp, Inc.	76	3,821
Terreno Realty Corp. REIT	51	3,777
Cadence Bank	126	3,687
Selective Insurance Group, Inc.	41	3,664
Valley National Bancorp	278	3,620
National Storage Affiliates Trust REIT	56	3,515
Blackstone Mortgage Trust, Inc. — Class A REIT	110	3,497
Ryman Hospitality Properties, Inc. REIT*	37	3,432
Kinsale Capital Group, Inc.	15	3,420
Kite Realty Group Trust REIT	150	3,416
Old National Bancorp	203	3,325
Innovative Industrial Properties, Inc. REIT	16	3,286
ServisFirst Bancshares, Inc.	34	3,240
Agree Realty Corp. REIT	48	3,185
United Bankshares, Inc.	91	3,174
Houlihan Lokey, Inc.	36	3,161
Hancock Whitney Corp.	60	3,129
RLI Corp.	28	3,098
Essent Group Ltd.	75	3,091
LXP Industrial Trust REIT	193	3,030
UMB Financial Corp.	30	2,915
Outfront Media, Inc. REIT	102	2,900
Silvergate Capital Corp. — Class A*	19	2,861
Healthcare Realty Trust, Inc. REIT	102	2,803
Radian Group, Inc.	124	2,754
Walker & Dunlop, Inc.	21	2,718
Phillips Edison & Company, Inc. REIT	79	2,717
Physicians Realty Trust REIT	152	2,666
Apple Hospitality REIT, Inc.	148	2,660
Independent Bank Corp.	32	2,614
Community Bank System, Inc.	37	2,596
BankUnited, Inc.	59	2,594
Eastern Bankshares, Inc.	119	2,563
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	53	2,514
United Community Banks, Inc.	72	2,506
PotlatchDeltic Corp. REIT	46	2,426
DigitalBridge Group, Inc. REIT*	336	2,419
Home BancShares, Inc.	106	2,396
Broadstone Net Lease, Inc. REIT	109	2,374
Investors Bancorp, Inc.	159	2,374
PS Business Parks, Inc. REIT	14	2,353
Sabra Health Care REIT, Inc.	158	2,353
Enstar Group Ltd.*	9	2,350
Macerich Co. REIT	150	2,346
Associated Banc-Corp.	103	2,344
Trupanion, Inc.*	26	2,317
Pacific Premier Bancorp, Inc.	65	2,298
Federated Hermes, Inc. — Class B	67	2,282
American Equity Investment Life Holding Co.	57	2,275
Corporate Office Properties Trust REIT	79	2,255
First Interstate BancSystem, Inc. — Class A	61	2,243
Cathay General Bancorp	50	2,238
Pebblebrook Hotel Trust REIT	91	2,228
CVB Financial Corp.	95	2,205
Equity Commonwealth REIT*	76	2,144
CNO Financial Group, Inc.	85	2,133
Essential Properties Realty Trust, Inc. REIT	84	2,125
WSFS Financial Corp.	45	2,098
Simmons First National Corp. — Class A	79	2,071
Focus Financial Partners, Inc. — Class A*	45	2,058
Ameris Bancorp	46	2,019
Texas Capital Bancshares, Inc.*	35	2,006
SITE Centers Corp. REIT	120	2,005
Kennedy-Wilson Holdings, Inc.	82	2,000
Atlantic Union Bankshares Corp.	54	1,981
Chimera Investment Corp. REIT	164	1,975
Moelis & Co. — Class A	42	1,972
Cushman & Wakefield plc*	96	1,969
Mr Cooper Group, Inc.*	43	1,964
Uniti Group, Inc. REIT	136	1,871
Newmark Group, Inc. — Class A	117	1,863
Navient Corp.	109	1,857
Hamilton Lane, Inc. — Class A	24	1,855
Independent Bank Group, Inc.	26	1,850
Fulton Financial Corp.	111	1,845
First BanCorp	138	1,811
Axos Financial, Inc.*	39	1,809
Sunstone Hotel Investors, Inc. REIT*	152	1,791
National Health Investors, Inc. REIT	30	1,770
Columbia Banking System, Inc.	54	1,743
Arbor Realty Trust, Inc. REIT	99	1,689
Brandywine Realty Trust REIT	118	1,669
First Merchants Corp.	40	1,664
Retail Opportunity Investments Corp. REIT	84	1,629
RLJ Lodging Trust REIT	115	1,619
Piper Sandler Cos.	12	1,575
Artisan Partners Asset Management, Inc. — Class A	40	1,574
International Bancshares Corp.	37	1,562
Xenia Hotels & Resorts, Inc. REIT*	80	1,543
Urban Edge Properties REIT	80	1,528
Flagstar Bancorp, Inc.	36	1,526
Triumph Bancorp, Inc.*	16	1,504
Piedmont Office Realty Trust, Inc. — Class A REIT	86	1,481
Washington Real Estate Investment Trust REIT	58	1,479
Washington Federal, Inc.	45	1,477

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Financial - 9.8% (continued)
First Financial Bancorp	64	$1,475
DiamondRock Hospitality Co. REIT*	146	1,475
Cohen & Steers, Inc.	17	1,460
McGrath RentCorp	17	1,445
WesBanco, Inc.	42	1,443
Four Corners Property Trust, Inc. REIT	53	1,433
Paramount Group, Inc. REIT	129	1,407
Banner Corp.	24	1,405
Sandy Spring Bancorp, Inc.	31	1,393
Apollo Commercial Real Estate Finance, Inc. REIT	99	1,379
TowneBank	46	1,377
St. Joe Co.	23	1,363
NexPoint Residential Trust, Inc. REIT	15	1,355
PRA Group, Inc.*	30	1,352
Heartland Financial USA, Inc.	28	1,339
Renasant Corp.	40	1,338
Genworth Financial, Inc. — Class A*	353	1,334
Seacoast Banking Corporation of Florida	38	1,331
American Assets Trust, Inc. REIT	35	1,326
Two Harbors Investment Corp. REIT	238	1,316
Park National Corp.	10	1,314
Trustmark Corp.	43	1,307
Acadia Realty Trust REIT	60	1,300
CareTrust REIT, Inc.	67	1,293
Hope Bancorp, Inc.	80	1,286
Redfin Corp.*	71	1,281
Easterly Government Properties, Inc. REIT	60	1,268
Hilltop Holdings, Inc.	43	1,264
Veritex Holdings, Inc.	33	1,260
Bank of NT Butterfield & Son Ltd.	35	1,256
Realogy Holdings Corp.*	80	1,254
Eagle Bancorp, Inc.	22	1,254
Lakeland Financial Corp.	17	1,241
MFA Financial, Inc. REIT	306	1,233
Tanger Factory Outlet Centers, Inc. REIT	71	1,220
Provident Financial Services, Inc.	52	1,217
Horace Mann Educators Corp.	29	1,213
Meta Financial Group, Inc.	22	1,208
Virtus Investment Partners, Inc.	5	1,200
NMI Holdings, Inc. — Class A*	58	1,196
Flywire Corp.*	39	1,193
PennyMac Financial Services, Inc.	22	1,170
Alexander & Baldwin, Inc. REIT	50	1,159
PennyMac Mortgage Investment Trust REIT	68	1,149
Northwest Bancshares, Inc.	85	1,148
Enterprise Financial Services Corp.	24	1,135
Global Net Lease, Inc. REIT	72	1,133
Live Oak Bancshares, Inc.	22	1,120
iStar, Inc. REIT[1]	47	1,100
Customers Bancorp, Inc.*	21	1,095
Stewart Information Services Corp.	18	1,091
Westamerica BanCorp	18	1,089
Palomar Holdings, Inc.*	17	1,088
First Commonwealth Financial Corp.	71	1,076
LendingClub Corp.*	68	1,073
Encore Capital Group, Inc.*	17	1,066
Veris Residential, Inc. REIT*	61	1,061
StepStone Group, Inc. — Class A	32	1,058
NBT Bancorp, Inc.	29	1,048
LTC Properties, Inc. REIT	27	1,039
FB Financial Corp.	23	1,022
Industrial Logistics Properties Trust REIT	45	1,020
Nelnet, Inc. — Class A	12	1,020
Bancorp, Inc.*	36	1,020
PJT Partners, Inc. — Class A	16	1,010
Service Properties Trust REIT	114	1,007
First Bancorp	24	1,002
Safety Insurance Group, Inc.	11	999
BancFirst Corp.	12	999
ProAssurance Corp.	37	995
Berkshire Hills Bancorp, Inc.	34	985
Centerspace REIT	10	981
B. Riley Financial, Inc.	14	979
Capitol Federal Financial, Inc.	90	979
Empire State Realty Trust, Inc. — Class A REIT	99	972
BGC Partners, Inc. — Class A	220	968
New York Mortgage Trust, Inc. REIT	265	967
First Busey Corp.	38	963
LendingTree, Inc.*	8	957
Enova International, Inc.*	25	949
American National Group, Inc.	5	946
Goosehead Insurance, Inc. — Class A	12	943
Ladder Capital Corp. — Class A REIT	79	938
eXp World Holdings, Inc.	43	910
Argo Group International Holdings Ltd.	22	908
OFG Bancorp	34	906
Stock Yards Bancorp, Inc.	17	899
Southside Bancshares, Inc.	22	898
Preferred Apartment Communities, Inc. — Class A REIT	36	898
StoneX Group, Inc.*	12	891
National Bank Holdings Corp. — Class A	22	886
BRP Group, Inc. — Class A*	33	885
Tompkins Financial Corp.	11	861
First Foundation, Inc.	35	850
Office Properties Income Trust REIT	33	849
Marcus & Millichap, Inc.	16	843
Nicolet Bankshares, Inc.*	9	842
Brookline Bancorp, Inc.	53	838
ConnectOne Bancorp, Inc.	26	832
Redwood Trust, Inc. REIT	79	832

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Financial - 9.8% (continued)
Getty Realty Corp. REIT	29	$830
Dime Community Bancshares, Inc.	24	830
OceanFirst Financial Corp.	40	804
Gladstone Land Corp. REIT	22	801
RPT Realty REIT	58	799
S&T Bancorp, Inc.	27	799
Premier Financial Corp.	26	789
City Holding Co.	10	787
Employers Holdings, Inc.	19	779
Broadmark Realty Capital, Inc. REIT	90	779
Safehold, Inc. REIT	14	776
Apartment Investment and Management Co. — Class A REIT*	104	761
TriCo Bancshares	19	761
Farmer Mac — Class C	7	759
Preferred Bank/Los Angeles CA	10	741
Banc of California, Inc.	38	736
Summit Hotel Properties, Inc. REIT*	72	717
Radius Global Infrastructure, Inc. — Class A*	50	714
UMH Properties, Inc. REIT	29	713
Metropolitan Bank Holding Corp.*	7	712
Lakeland Bancorp, Inc.	42	701
Necessity Retail REIT, Inc.	86	680
Origin Bancorp, Inc.	16	677
Heritage Financial Corp.	27	677
Community Healthcare Trust, Inc. REIT	16	675
Global Medical REIT, Inc.	41	669
Blucora, Inc.*	34	665
TriState Capital Holdings, Inc.*	20	665
HomeStreet, Inc.	14	663
Ellington Financial, Inc. REIT	37	657
German American Bancorp, Inc.	17	646
AMERISAFE, Inc.	13	646
Washington Trust Bancorp, Inc.	12	630
QCR Holdings, Inc.	11	623
James River Group Holdings Ltd.	25	619
Ready Capital Corp. REIT	41	617
Armada Hoffler Properties, Inc. REIT	42	613
NETSTREIT Corp. REIT	27	606
Columbia Financial, Inc.*	28	602
Amerant Bancorp, Inc.	19	600
Plymouth Industrial REIT, Inc.	22	596
Kearny Financial Corp.	46	592
Allegiance Bancshares, Inc.	13	581
World Acceptance Corp.*	3	576
Gladstone Commercial Corp. REIT	26	573
Peoples Bancorp, Inc.	18	564
Horizon Bancorp, Inc.	30	560
Central Pacific Financial Corp.	20	558
1st Source Corp.	12	555
WisdomTree Investments, Inc.	94	552
Hanmi Financial Corp.	22	541
BrightSpire Capital, Inc. REIT	58	536
GEO Group, Inc. REIT*	81	535
Univest Financial Corp.	20	535
Brightsphere Investment Group, Inc.	22	534
Diversified Healthcare Trust REIT	166	531
City Office REIT, Inc.	30	530
Universal Health Realty Income Trust REIT	9	525
CrossFirst Bankshares, Inc.*	33	520
Northfield Bancorp, Inc.	36	517
ARMOUR Residential REIT, Inc. [1]	61	512
MBIA, Inc.*	33	508
Invesco Mortgage Capital, Inc. REIT	217	495
KKR Real Estate Finance Trust, Inc. REIT	24	495
Midland States Bancorp, Inc.	17	491
Cowen, Inc. — Class A	18	488
Peapack-Gladstone Financial Corp.	14	487
TPG RE Finance Trust, Inc. REIT	41	484
Granite Point Mortgage Trust, Inc. REIT	43	478
Great Southern Bancorp, Inc.	8	472
First Bancshares, Inc.	14	471
Camden National Corp.	10	470
United Fire Group, Inc.	15	466
Ares Commercial Real Estate Corp. REIT	30	466
SiriusPoint Ltd.*	62	464
HarborOne Bancorp, Inc.	33	463
Bank of Marin Bancorp	13	456
Chatham Lodging Trust REIT*	33	455
Franklin Street Properties Corp. REIT	77	454
Byline Bancorp, Inc.	17	454
International Money Express, Inc.*	22	453
Community Trust Bancorp, Inc.	11	453
Heritage Commerce Corp.	40	450
Flushing Financial Corp.	20	447
Mercantile Bank Corp.	12	425
Cambridge Bancorp	5	425
Whitestone REIT — Class B	32	424
First Mid Bancshares, Inc.	11	423
Saul Centers, Inc. REIT	8	422
National Western Life Group, Inc. — Class A	2	421
TrustCo Bank Corporation NY	13	415
Dynex Capital, Inc. REIT[1]	25	405
CBTX, Inc.	13	403
Urstadt Biddle Properties, Inc. — Class A REIT	21	395
First Community Bankshares, Inc.	14	395
Diamond Hill Investment Group, Inc.	2	375
Douglas Elliman, Inc.	50	365
MidWestOne Financial Group, Inc.	11	364
RE/MAX Holdings, Inc. — Class A	13	360
Bank First Corp.	5	360
Farmers National Banc Corp.	21	358

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Financial - 9.8% (continued)
Independent Bank Corp.	16	$352
Franklin BSP Realty Trust, Inc. REIT	25	350
First Financial Corp.	8	346
Hingham Institution For Savings The	1	343
RMR Group, Inc. — Class A	11	342
One Liberty Properties, Inc. REIT	11	339
Financial Institutions, Inc.	11	331
Carter Bankshares, Inc.*	19	330
Seritage Growth Properties REIT*	26	329
HomeTrust Bancshares, Inc.	11	325
Arrow Financial Corp.	10	324
Equity Bancshares, Inc. — Class A	10	323
Ambac Financial Group, Inc.*	31	322
Coastal Financial Corp.*	7	320
Citizens & Northern Corp.	13	317
Business First Bancshares, Inc.	13	316
AssetMark Financial Holdings, Inc.*	14	311
First of Long Island Corp.	16	311
Orchid Island Capital, Inc. REIT[1]	94	306
Metrocity Bankshares, Inc.	13	305
Oppenheimer Holdings, Inc. — Class A	7	305
American National Bankshares, Inc.	8	301
First Internet Bancorp	7	301
GCM Grosvenor, Inc. — Class A	31	301
Southern Missouri Bancorp, Inc.	6	300
West BanCorp, Inc.	11	299
Capstar Financial Holdings, Inc.	14	295
Indus Realty Trust, Inc. REIT	4	292
Regional Management Corp.	6	291
MVB Financial Corp.	7	291
Old Second Bancorp, Inc.	20	290
Waterstone Financial, Inc.	15	290
CNB Financial Corp.	11	290
FRP Holdings, Inc.*	5	289
Bar Harbor Bankshares	10	286
CatchMark Timber Trust, Inc. — Class A REIT	34	279
Alerus Financial Corp.	10	276
Farmland Partners, Inc. REIT	20	275
Merchants Bancorp	10	274
HCI Group, Inc.	4	273
Blue Foundry Bancorp*	20	271
Republic Bancorp, Inc. — Class A	6	270
Mid Penn Bancorp, Inc.	10	268
CTO Realty Growth, Inc. REIT	4	265
Civista Bancshares, Inc.	11	265
Spirit of Texas Bancshares, Inc.	10	263
Selectquote, Inc.*	94	262
Atlanticus Holdings Corp.*	5	259
RBB Bancorp	11	258
Universal Insurance Holdings, Inc.	19	256
Alexander's, Inc. REIT	1	256
SmartFinancial, Inc.	10	256
Five Star Bancorp	9	255
Southern First Bancshares, Inc.*	5	254
Peoples Financial Services Corp.	5	252
Bridgewater Bancshares, Inc.*	15	250
Sierra Bancorp	10	250
Home Bancorp, Inc.	6	245
Braemar Hotels & Resorts, Inc. REIT	39	241
Enterprise Bancorp, Inc.	6	241
Primis Financial Corp.	17	238
Capital City Bank Group, Inc.	9	237
Enact Holdings, Inc.	10	223
Northrim BanCorp, Inc.	5	218
BRT Apartments Corp. REIT	9	216
Oportun Financial Corp.*	15	215
Red River Bancshares, Inc.	4	212
EZCORP, Inc. — Class A*	35	211
eHealth, Inc.*	17	211
First Bancorp, Inc.	7	211
PCSB Financial Corp.	11	210
Guaranty Bancshares, Inc.	6	210
Sculptor Capital Management, Inc.*	15	209
Curo Group Holdings Corp.	16	209
Tiptree, Inc. — Class A	16	206
Summit Financial Group, Inc.	8	205
Investors Title Co.	1	203
Greenhill & Company, Inc.	13	201
Hersha Hospitality Trust REIT*	22	200
Blue Ridge Bankshares, Inc.	13	197
South Plains Financial, Inc.	7	186
FS Bancorp, Inc.	6	186
Orrstown Financial Services, Inc.	8	183
Provident Bancorp, Inc.	11	178
Great Ajax Corp. REIT	15	176
AFC Gamma, Inc. REIT	9	172
Macatawa Bank Corp.	19	171
Amalgamated Financial Corp.	9	162
Republic First Bancorp, Inc.*	31	160
Luther Burbank Corp.	12	159
First Bank/Hamilton NJ	11	156
Postal Realty Trust, Inc. — Class A REIT	9	151
Legacy Housing Corp.*	7	150
Citizens, Inc.*	35	148
Ocwen Financial Corp.*	6	143
Fidelity D&D Bancorp, Inc.	3	139
Heritage Insurance Holdings, Inc.	19	136
Donegal Group, Inc. — Class A	10	134
HBT Financial, Inc.	7	127
Greenlight Capital Re Ltd. — Class A*	18	127
Ashford Hospitality Trust, Inc. REIT*	12	122
NI Holdings, Inc.*	7	119
Maiden Holdings Ltd.*	48	116
Capital Bancorp, Inc.	5	114
Pzena Investment Management, Inc. — Class A	14	112
GAMCO Investors, Inc. — Class A	5	111
MetroMile, Inc.*	67	88
Pioneer Bancorp, Inc.*	8	84
Crawford & Co. — Class A	11	83
Angel Oak Mortgage, Inc. REIT	5	82

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Financial - 9.8% (continued)
Clipper Realty, Inc. REIT	9	$82
Finance of America Companies, Inc. — Class A*	23	70
Velocity Financial, Inc.*	6	66
Trean Insurance Group, Inc.*	12	56
United Insurance Holdings Corp.	14	46
Third Coast Bancshares, Inc.*	2	46
Fathom Holdings, Inc.*	4	43
Associated Capital Group, Inc. — Class A	1	42
Retail Value, Inc. REIT	12	37
Stronghold Digital Mining, Inc. — Class A*	5	29
Rafael Holdings, Inc. — Class B*	7	18
Home Point Capital, Inc.	5	16
Total Financial		445,480
Consumer, Non-cyclical - 9.8%
Avis Budget Group, Inc.*	29	7,636
Tenet Healthcare Corp.*	73	6,275
WillScot Mobile Mini Holdings Corp.*	146	5,713
Performance Food Group Co.*	106	5,397
Inspire Medical Systems, Inc.*	19	4,877
Shockwave Medical, Inc.*	23	4,769
Biohaven Pharmaceutical Holding Company Ltd.*	38	4,506
ASGN, Inc.*	35	4,085
Omnicell, Inc.*	30	3,885
Halozyme Therapeutics, Inc.*	96	3,828
HealthEquity, Inc.*	56	3,777
LHC Group, Inc.*	21	3,541
Intellia Therapeutics, Inc.*	48	3,488
AMN Healthcare Services, Inc.*	33	3,443
Intra-Cellular Therapies, Inc.*	55	3,365
Helen of Troy Ltd.*	17	3,329
Medpace Holdings, Inc.*	20	3,272
Ensign Group, Inc.	36	3,240
Triton International Ltd.	46	3,228
Arrowhead Pharmaceuticals, Inc.*	70	3,219
iRhythm Technologies, Inc.*	20	3,149
Option Care Health, Inc.*	110	3,142
LivaNova plc*	37	3,028
CONMED Corp.	20	2,971
Alkermes plc*	112	2,947
API Group Corp.*	139	2,923
Herc Holdings, Inc.	17	2,841
TriNet Group, Inc.*	28	2,754
Apellis Pharmaceuticals, Inc.*	54	2,744
STAAR Surgical Co.*	33	2,637
Sanderson Farms, Inc.	14	2,625
Lantheus Holdings, Inc.*	47	2,600
Blueprint Medicines Corp.*	40	2,555
Insperity, Inc.	25	2,510
Sprouts Farmers Market, Inc.*	78	2,494
Korn Ferry	37	2,403
Pacira BioSciences, Inc.*	31	2,366
Merit Medical Systems, Inc.*	35	2,328
Progyny, Inc.*	45	2,313
Neogen Corp.*	74	2,282
Brink's Co.	33	2,244
Simply Good Foods Co.*	59	2,239
R1 RCM, Inc.*	83	2,221
Arvinas, Inc.*	33	2,221
Haemonetics Corp.*	35	2,213
Owens & Minor, Inc.	50	2,201
Alarm.com Holdings, Inc.*	33	2,193
Inari Medical, Inc.*	24	2,175
Fate Therapeutics, Inc.*	56	2,171
ABM Industries, Inc.	47	2,164
Hostess Brands, Inc.*	95	2,084
Celsius Holdings, Inc.*	37	2,042
NuVasive, Inc.*	36	2,041
AtriCure, Inc.*	31	2,036
Denali Therapeutics, Inc.*	63	2,027
Cytokinetics, Inc.*	55	2,025
BioCryst Pharmaceuticals, Inc.*	124	2,016
ACADIA Pharmaceuticals, Inc.*	83	2,010
Beam Therapeutics, Inc.*	35	2,005
Axonics, Inc.*	32	2,003
Lancaster Colony Corp.	13	1,939
Insmed, Inc.*	82	1,927
Patterson Companies, Inc.	59	1,910
Karuna Therapeutics, Inc.*	15	1,902
Twist Bioscience Corp.*	38	1,876
Integer Holdings Corp.*	23	1,853
Prestige Consumer Healthcare, Inc.*	35	1,853
Marathon Digital Holdings, Inc.*,1	66	1,845
Graham Holdings Co. — Class B	3	1,834
BellRing Brands, Inc.*	79	1,823
Select Medical Holdings Corp.	76	1,823
Glaukos Corp.*	31	1,792
PTC Therapeutics, Inc.*	48	1,791
Nevro Corp.*	24	1,736
Amicus Therapeutics, Inc.*	183	1,733
LiveRamp Holdings, Inc.*	46	1,720
EVERTEC, Inc.	42	1,719
WD-40 Co.	9	1,649
United Natural Foods, Inc.*	39	1,613
John Wiley & Sons, Inc. — Class A	30	1,591
Riot Blockchain, Inc.*,1	75	1,588
Primo Water Corp.	110	1,567
J & J Snack Foods Corp.	10	1,551
Ortho Clinical Diagnostics Holdings plc*	83	1,549
Cal-Maine Foods, Inc.	28	1,546
Coca-Cola Consolidated, Inc.	3	1,490
Global Blood Therapeutics, Inc.*	43	1,490
Relay Therapeutics, Inc.*	48	1,437
CBIZ, Inc.*	34	1,427
Emergent BioSolutions, Inc.*	34	1,396
Edgewell Personal Care Co.	38	1,394
Myriad Genetics, Inc.*	55	1,386
Corcept Therapeutics, Inc.*	61	1,374
Medifast, Inc.	8	1,366
IVERIC bio, Inc.*	79	1,330
Surgery Partners, Inc.*	24	1,321
Veracyte, Inc.*	47	1,296
CareDx, Inc.*	35	1,295
Ironwood Pharmaceuticals, Inc. — Class A*	101	1,271
Textainer Group Holdings Ltd.	33	1,256
MEDNAX, Inc.*	53	1,244
Pacific Biosciences of California, Inc.*	136	1,238

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
ICF International, Inc.	13	$1,224
Vericel Corp.*	32	1,223
Covetrus, Inc.*	71	1,192
Vector Group Ltd.	99	1,192
B&G Foods, Inc.[1]	44	1,187
TreeHouse Foods, Inc.*	36	1,161
Rent-A-Center, Inc.	46	1,159
Zentalis Pharmaceuticals, Inc.*	25	1,154
Coursera, Inc.*	50	1,152
Central Garden & Pet Co. — Class A*	28	1,142
SpringWorks Therapeutics, Inc.*	20	1,129
Strategic Education, Inc.	17	1,128
Ligand Pharmaceuticals, Inc. — Class B*	10	1,125
PROG Holdings, Inc.*	39	1,122
Invitae Corp.*	139	1,108
Agios Pharmaceuticals, Inc.*	38	1,106
Andersons, Inc.	22	1,106
Avanos Medical, Inc.*	33	1,106
Supernus Pharmaceuticals, Inc.*	34	1,099
Beauty Health Co.*	65	1,097
Celldex Therapeutics, Inc.*	32	1,090
Stride, Inc.*	30	1,090
Vir Biotechnology, Inc.*	42	1,080
NanoString Technologies, Inc.*	31	1,077
Multiplan Corp.*	226	1,058
Inter Parfums, Inc.	12	1,057
Travere Therapeutics, Inc.*	41	1,057
REVOLUTION Medicines, Inc.*	41	1,046
Arcus Biosciences, Inc.*	33	1,041
Xencor, Inc.*	39	1,041
ModivCare, Inc.*	9	1,039
Kforce, Inc.	14	1,036
Community Health Systems, Inc.*	87	1,033
Addus HomeCare Corp.*	11	1,026
Monro, Inc.	23	1,020
Green Dot Corp. — Class A*	37	1,017
Kymera Therapeutics, Inc.*	24	1,016
CorVel Corp.*	6	1,011
Adtalem Global Education, Inc.*	34	1,010
Enanta Pharmaceuticals, Inc.*	14	996
Silk Road Medical, Inc.*	24	991
Universal Corp.	17	987
Cerevel Therapeutics Holdings, Inc.*	28	980
Heska Corp.*	7	968
Cassava Sciences, Inc.*,1	26	966
Tivity Health, Inc.*	30	965
OPKO Health, Inc.*	278	956
CoreCivic, Inc.*	85	949
NeoGenomics, Inc.*	78	948
Revance Therapeutics, Inc.*	48	936
Amphastar Pharmaceuticals, Inc.*	26	933
ChemoCentryx, Inc.*	37	928
Prothena Corporation plc*	25	914
Brookdale Senior Living, Inc. — Class A*	129	909
REGENXBIO, Inc.*	27	896
US Physical Therapy, Inc.	9	895
Editas Medicine, Inc.*	47	894
Ingles Markets, Inc. — Class A	10	891
Repay Holdings Corp.*	60	886
Deluxe Corp.	29	877
Krispy Kreme, Inc.	59	876
Fulgent Genetics, Inc.*	14	874
Krystal Biotech, Inc.*	13	865
Turning Point Therapeutics, Inc.*	32	859
MGP Ingredients, Inc.	10	856
Avid Bioservices, Inc.*	42	856
elf Beauty, Inc.*	33	852
TG Therapeutics, Inc.*	89	846
Cutera, Inc.*	12	828
SpartanNash Co.	25	825
Laureate Education, Inc. — Class A	69	818
Dynavax Technologies Corp.*,1	74	802
Prometheus Biosciences, Inc.*	21	793
Axsome Therapeutics, Inc.*	19	786
Weis Markets, Inc.	11	786
AdaptHealth Corp.*	49	785
Madrigal Pharmaceuticals, Inc.*	8	785
Harmony Biosciences Holdings, Inc.*	16	778
First Advantage Corp.*	38	767
Cimpress plc*	12	763
Evo Payments, Inc. — Class A*	33	762
Meridian Bioscience, Inc.*	29	753
Bridgebio Pharma, Inc.*	73	741
Protagonist Therapeutics, Inc.*	31	734
Cytek Biosciences, Inc.*	68	733
Chefs' Warehouse, Inc.*	22	717
Atrion Corp.	1	713
FibroGen, Inc.*	59	709
Kura Oncology, Inc.*	44	707
Crinetics Pharmaceuticals, Inc.*	32	702
National Healthcare Corp.	10	702
National Beverage Corp.	16	696
RadNet, Inc.*	31	693
TrueBlue, Inc.*	24	693
Huron Consulting Group, Inc.*	15	687
Vaxcyte, Inc.*	28	676
Castle Biosciences, Inc.*	15	673
2U, Inc.*	50	664
C4 Therapeutics, Inc.*	27	655
MoneyGram International, Inc.*	62	655
ImmunoGen, Inc.*	137	652
Intersect ENT, Inc.*	23	644
Cerus Corp.*	117	642
USANA Health Sciences, Inc.*	8	636
MannKind Corp.*	172	633
Reata Pharmaceuticals, Inc. — Class A*	19	622
Accolade, Inc.*	35	615
Quanterix Corp.*	21	613
Cardiovascular Systems, Inc.*	27	610
Utz Brands, Inc.	41	606
Natus Medical, Inc.*	23	604
LeMaitre Vascular, Inc.	13	604
Aclaris Therapeutics, Inc.*	35	603
Morphic Holding, Inc.*	15	602
Keros Therapeutics, Inc.*	11	598
Fresh Del Monte Produce, Inc.	23	596
Senseonics Holdings, Inc.*	301	593

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Carriage Services, Inc. — Class A	11	$587
Alector, Inc.*	41	584
Coherus Biosciences, Inc.*	45	581
Innoviva, Inc.*	30	580
Nuvation Bio, Inc.*	110	579
Recursion Pharmaceuticals, Inc. — Class A*	80	573
Verve Therapeutics, Inc.*	25	570
Anavex Life Sciences Corp.*,1	46	566
Alphatec Holdings, Inc.*	49	564
Perdoceo Education Corp.*	49	562
AngioDynamics, Inc.*	26	560
Atara Biotherapeutics, Inc.*	60	557
Artivion, Inc.*	26	556
Catalyst Pharmaceuticals, Inc.*	67	555
Varex Imaging Corp.*	26	554
Collegium Pharmaceutical, Inc.*	27	550
Cross Country Healthcare, Inc.*	25	542
OrthoPediatrics Corp.*	10	540
American Well Corp. — Class A*	128	539
Syndax Pharmaceuticals, Inc.*	31	539
Kelly Services, Inc. — Class A	24	521
Lyell Immunopharma, Inc.*,1	103	520
Bionano Genomics, Inc.*	201	519
Inovio Pharmaceuticals, Inc.*,1	144	517
Heidrick & Struggles International, Inc.	13	515
Arlo Technologies, Inc.*	58	514
ACCO Brands Corp.	64	512
LifeStance Health Group, Inc.*	50	505
Quanex Building Products Corp.	24	504
SP Plus Corp.*	16	502
John B Sanfilippo & Son, Inc.	6	501
Viad Corp.*	14	499
SI-BONE, Inc.*	22	497
Sana Biotechnology, Inc.*	60	496
TransMedics Group, Inc.*	18	485
Sangamo Therapeutics, Inc.*	83	482
Avidity Biosciences, Inc.*	26	480
Sorrento Therapeutics, Inc.*,1	206	480
Antares Pharma, Inc.*	117	480
Hanger, Inc.*	26	477
PetIQ, Inc.*	19	464
MaxCyte, Inc.*	66	461
Relmada Therapeutics, Inc.*	17	459
Duckhorn Portfolio, Inc.*	25	455
Inogen, Inc.*	14	454
Surmodics, Inc.*	10	453
Forrester Research, Inc.*	8	451
iTeos Therapeutics, Inc.*	14	451
Fulcrum Therapeutics, Inc.*	19	449
Pulmonx Corp.*	18	447
Eagle Pharmaceuticals, Inc.*	9	445
Rocket Pharmaceuticals, Inc.*	28	444
Seer, Inc.*	29	442
Aaron's Company, Inc.	22	442
Chinook Therapeutics, Inc.*	27	442
Calavo Growers, Inc.	12	437
Tootsie Roll Industries, Inc.	12	432
Vanda Pharmaceuticals, Inc.*	38	430
Ocugen, Inc.*,1	130	429
Vaxart, Inc.*,1	85	428
Allogene Therapeutics, Inc.*	47	428
Vivint Smart Home, Inc.*	63	426
Orthofix Medical, Inc.*	13	425
Inhibrx, Inc.*	19	423
CRA International, Inc.	5	421
I3 Verticals, Inc. — Class A*	15	418
Tattooed Chef, Inc.*	33	415
Butterfly Network, Inc.*,1	86	409
Franklin Covey Co.*	9	407
Cass Information Systems, Inc.	11	406
Transcat, Inc.*	5	406
Arcturus Therapeutics Holdings, Inc.*	15	404
Kezar Life Sciences, Inc.*	24	399
Instil Bio, Inc.*	37	398
Treace Medical Concepts, Inc.*	21	397
National Research Corp. — Class A	10	396
PMV Pharmaceuticals, Inc.*	19	396
Hackett Group, Inc.	17	392
Theravance Biopharma, Inc.*	41	392
Barrett Business Services, Inc.	5	387
BrightView Holdings, Inc.*	28	381
Erasca, Inc.*	44	378
Resources Connection, Inc.	22	377
Cara Therapeutics, Inc.*	31	377
ViewRay, Inc.*	96	376
Gossamer Bio, Inc.*	43	373
Agenus, Inc.*	151	371
Endo International plc*	160	370
Karyopharm Therapeutics, Inc.*	50	368
WW International, Inc.*	36	368
Heron Therapeutics, Inc.*	64	366
Arcutis Biotherapeutics, Inc.*	19	366
Organogenesis Holdings, Inc.*	48	366
MiMedx Group, Inc.*	77	363
MacroGenics, Inc.*	41	361
Albireo Pharma, Inc.*	12	358
Replimune Group, Inc.*	21	357
Joint Corp.*	10	354
Rigel Pharmaceuticals, Inc.*	118	353
Central Garden & Pet Co.*	8	352
Affimed N.V.*	80	350
Bright Health Group, Inc.*	180	347
Paya Holdings, Inc.*	59	346
Rhythm Pharmaceuticals, Inc.*	30	346
Seres Therapeutics, Inc.*	48	342
Turning Point Brands, Inc.	10	340
Agiliti, Inc.*	16	338
NGM Biopharmaceuticals, Inc.*	22	335
Pennant Group, Inc.*	18	335
Ennis, Inc.	18	332
OraSure Technologies, Inc.*	49	332
RAPT Therapeutics, Inc.*	15	330
Mission Produce, Inc.*	26	329
Absci Corp.*	39	329
Atea Pharmaceuticals, Inc.*	45	325
Bioventus, Inc. — Class A*	23	324
AnaptysBio, Inc.*	13	322
Caribou Biosciences, Inc.*	35	321
Nurix Therapeutics, Inc.*	22	308
Honest Company, Inc.*	59	307
Athira Pharma, Inc.*	22	297
Amneal Pharmaceuticals, Inc.*	70	292
Radius Health, Inc.*	33	291
MeiraGTx Holdings plc*	21	291

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Sterling Check Corp.*	11	$291
Design Therapeutics, Inc.*	18	291
4D Molecular Therapeutics, Inc.*	19	287
Vectrus, Inc.*	8	287
Geron Corp.*	210	286
Y-mAbs Therapeutics, Inc.*	24	285
Monte Rosa Therapeutics, Inc.*	20	280
Adicet Bio, Inc.*	14	280
Phibro Animal Health Corp. — Class A	14	279
Provention Bio, Inc.*	38	278
Intercept Pharmaceuticals, Inc.*	17	277
Anika Therapeutics, Inc.*	11	276
American Public Education, Inc.*	13	276
Tejon Ranch Co.*	15	274
Stoke Therapeutics, Inc.*	13	274
2seventy bio, Inc.*	16	273
Imago Biosciences, Inc.*	14	270
Mind Medicine MindMed, Inc.*,1	243	270
Akero Therapeutics, Inc.*	19	270
Custom Truck One Source, Inc.*	32	268
SeaSpine Holdings Corp.*	22	268
European Wax Center, Inc. — Class A*	9	266
Aerie Pharmaceuticals, Inc.*	29	264
ImmunityBio, Inc.*,1	47	264
Ocular Therapeutix, Inc.*	53	262
Tactile Systems Technology, Inc.*	13	262
Edgewise Therapeutics, Inc.*	27	262
Inotiv, Inc.*	10	262
22nd Century Group, Inc.*	112	260
Deciphera Pharmaceuticals, Inc.*	28	260
Evolus, Inc.*	23	258
AppHarvest, Inc.*	48	258
Seneca Foods Corp. — Class A*	5	258
Ideaya Biosciences, Inc.*	23	257
Omeros Corp.*	42	252
Bioxcel Therapeutics, Inc.*	12	251
DermTech, Inc.*,1	17	250
SIGA Technologies, Inc.*	35	248
Sutro Biopharma, Inc.*	30	247
Willdan Group, Inc.*	8	246
Scholar Rock Holding Corp.*	19	245
Marinus Pharmaceuticals, Inc.*	26	243
Berkeley Lights, Inc.*	34	242
Accuray, Inc.*	72	238
Tenaya Therapeutics, Inc.*	20	236
Praxis Precision Medicines, Inc.*	23	235
Chimerix, Inc.*	50	229
Bluebird Bio, Inc.*	47	228
Generation Bio Co.*	31	228
ANI Pharmaceuticals, Inc.*	8	225
Forma Therapeutics Holdings, Inc.*	24	223
Vapotherm, Inc.*	16	222
KalVista Pharmaceuticals, Inc.*	15	221
VBI Vaccines, Inc.*,1	130	216
Axogen, Inc.*	27	214
Foghorn Therapeutics, Inc.*	14	213
Veru, Inc.*	44	213
Vital Farms, Inc.*	17	210
Kiniksa Pharmaceuticals Ltd. — Class A*	21	209
Landec Corp.*	18	208
Singular Genomics Systems, Inc.*	33	208
G1 Therapeutics, Inc.*	27	205
Personalis, Inc.*	25	205
Phathom Pharmaceuticals, Inc.*	15	204
ALX Oncology Holdings, Inc.*	12	203
Kinnate Biopharma, Inc.*	18	203
Dyne Therapeutics, Inc.*	21	202
Cullinan Oncology, Inc.*	19	199
Mersana Therapeutics, Inc.*	49	196
Kronos Bio, Inc.*	27	195
Cogent Biosciences, Inc.*	26	195
DICE Therapeutics, Inc.*	10	191
Adagio Therapeutics, Inc.*,1	41	187
Whole Earth Brands, Inc.*	26	186
Esperion Therapeutics, Inc.*	40	186
Eiger BioPharmaceuticals, Inc.*	22	183
EyePoint Pharmaceuticals, Inc.*	15	182
Oramed Pharmaceuticals, Inc.*	21	182
Utah Medical Products, Inc.	2	180
iRadimed Corp.	4	179
Kodiak Sciences, Inc.*	23	178
Rubius Therapeutics, Inc.*	32	176
Limoneira Co.	12	176
PROCEPT BioRobotics Corp.*	5	175
Village Super Market, Inc. — Class A	7	172
Verastem, Inc.*	119	168
Harvard Bioscience, Inc.*	27	168
VistaGen Therapeutics, Inc.*	135	167
HF Foods Group, Inc.*	25	167
ShotSpotter, Inc.*	6	166
Altimmune, Inc.*	27	164
Vera Therapeutics, Inc.*	7	164
Arbutus Biopharma Corp.*	55	164
Alta Equipment Group, Inc.*	13	161
IGM Biosciences, Inc.*	6	160
BioLife Solutions, Inc.*	7	159
Clovis Oncology, Inc.*	78	158
Jounce Therapeutics, Inc.*	23	156
Immunovant, Inc.*	28	154
Acacia Research Corp.*	34	153
Aldeyra Therapeutics, Inc.*	34	151
Cymabay Therapeutics, Inc.*	48	149
Spero Therapeutics, Inc.*	17	148
Talaris Therapeutics, Inc.*	15	148
Spectrum Pharmaceuticals, Inc.*	114	147
Immunic, Inc.*	13	147
Aerovate Therapeutics, Inc.*	8	147
ClearPoint Neuro, Inc.*	14	146
Avita Medical, Inc.*	17	144
Apyx Medical Corp.*	22	144
Curis, Inc.*	60	143
CorMedix, Inc.*	26	142
Citius Pharmaceuticals, Inc.*	79	141
Viking Therapeutics, Inc.*	47	141
CinCor Pharma, Inc.*	8	140

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
Natural Grocers by Vitamin Cottage, Inc.	7	$137
Precigen, Inc.*	65	137
Allakos, Inc.*	24	137
Applied Molecular Transport, Inc.*	18	135
Allovir, Inc.*	20	135
Nature's Sunshine Products, Inc.*	8	135
Lineage Cell Therapeutics, Inc.*	87	134
Janux Therapeutics, Inc.*	9	129
InfuSystem Holdings, Inc.*	13	127
Stereotaxis, Inc.*	34	127
SOC Telemed, Inc.*	42	126
Nkarta, Inc.*	11	125
Udemy, Inc.*	10	125
Viracta Therapeutics, Inc.*	26	124
Gritstone bio, Inc.*,1	30	124
Ikena Oncology, Inc.*	20	122
CytomX Therapeutics, Inc.*	45	120
Icosavax, Inc.*	17	120
Viemed Healthcare, Inc.*	24	120
Pliant Therapeutics, Inc.*	17	119
ORIC Pharmaceuticals, Inc.*	22	117
UroGen Pharma Ltd.*	13	113
XOMA Corp.*	4	112
Eargo, Inc.*	21	111
Outlook Therapeutics, Inc.*	62	110
Nathan's Famous, Inc.	2	108
Precision BioSciences, Inc.*	35	108
Durect Corp.*	158	106
KemPharm, Inc.*	21	106
Taysha Gene Therapies, Inc.*	16	104
TherapeuticsMD, Inc.*	272	103
Atossa Therapeutics, Inc.*	82	102
Cue Biopharma, Inc.*	21	102
Humanigen, Inc.*	34	102
Asensus Surgical, Inc.*	163	102
Paratek Pharmaceuticals, Inc.*	34	101
Tarsus Pharmaceuticals, Inc.*	6	101
Century Therapeutics, Inc.*	8	101
Paragon 28, Inc.*	6	100
Lexicon Pharmaceuticals, Inc.*	48	100
Akoya Biosciences, Inc.*	9	99
CEL-SCI Corp.*	25	98
Nuvalent, Inc. — Class A*	7	97
Alaunos Therapeutics, Inc.*	147	96
XBiotech, Inc.	11	95
Ventyx Biosciences, Inc.*	7	95
9 Meters Biopharma, Inc.*	156	93
Zynex, Inc.	15	93
Oyster Point Pharma, Inc.*	8	93
Aveanna Healthcare Holdings, Inc.*	27	92
Amylyx Pharmaceuticals, Inc.*	7	90
Innovage Holding Corp.*	14	90
Molecular Templates, Inc.*	26	90
Poseida Therapeutics, Inc.*	20	90
CytoSorbents Corp.*	28	89
Sientra, Inc.*	40	89
Homology Medicines, Inc.*	29	88
Akebia Therapeutics, Inc.*	122	88
Cortexyme, Inc.*	14	87
Athersys, Inc.*	143	87
Tyra Biosciences, Inc.*	8	86
Vor BioPharma, Inc.*	14	85
Arcellx, Inc.*	6	84
Sesen Bio, Inc.*	139	84
Werewolf Therapeutics, Inc.*	19	84
Alpha Teknova, Inc.*	6	83
Akouos, Inc.*	17	81
Theseus Pharmaceuticals, Inc.*	7	81
Passage Bio, Inc.*	26	81
Day One Biopharmaceuticals, Inc.*	8	79
Remitly Global, Inc.*	8	79
ChromaDex Corp.*	32	79
Selecta Biosciences, Inc.*	64	79
Adverum Biotechnologies, Inc.*	60	79
SQZ Biotechnologies Co.*	16	77
Shattuck Labs, Inc.*	18	77
HireQuest, Inc.	4	76
Rent the Runway, Inc. — Class A*,1	11	76
RxSight, Inc.*	6	74
Verrica Pharmaceuticals, Inc.*	9	73
Epizyme, Inc.*	63	72
Olema Pharmaceuticals, Inc.*	17	72
Alpine Immune Sciences, Inc.*	8	72
Ardelyx, Inc.*	67	72
Evelo Biosciences, Inc.*	21	71
Surface Oncology, Inc.*	24	71
Tonix Pharmaceuticals Holding Corp.*	306	70
Fortress Biotech, Inc.*	51	69
Codiak Biosciences, Inc.*	11	69
Infinity Pharmaceuticals, Inc.*	60	68
AquaBounty Technologies, Inc.*	36	67
Biomea Fusion, Inc.*	15	67
PAVmed, Inc.*	50	66
Aura Biosciences, Inc.*	3	66
Celcuity, Inc.*	7	65
Quotient Ltd.*	54	65
Harpoon Therapeutics, Inc.*	13	65
Cue Health, Inc.*,1	10	65
Cardiff Oncology, Inc.*	26	64
Aeglea BioTherapeutics, Inc.*	28	64
iBio, Inc.*	150	64
Ampio Pharmaceuticals, Inc.*	136	64
Puma Biotechnology, Inc.*	22	63
Vita Coco Company, Inc.*,1	7	63
Oncocyte Corp.*	42	63
Trevena, Inc.*	113	62
WaVe Life Sciences Ltd.*	31	62
Retractable Technologies, Inc.*	13	62
Emerald Holding, Inc.*	18	61
Graphite Bio, Inc.*	12	61
Magenta Therapeutics, Inc.*	21	61
Annexon, Inc.*	22	60
Greenwich Lifesciences, Inc.*	3	59
TCR2 Therapeutics, Inc.*	21	58
StoneMor, Inc.*	22	57
Atreca, Inc. — Class A*	18	57
Seelos Therapeutics, Inc.*	68	57
Entrada Therapeutics, Inc.*	6	56
Exagen, Inc.*	7	56
Rain Therapeutics, Inc.*	11	56
Clene, Inc.*	14	55

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Non-cyclical - 9.8% (continued)
BioAtla, Inc.*	11	$55
AirSculpt Technologies, Inc.*	4	55
NewAge, Inc.*	94	55
Neuronetics, Inc.*	18	55
Silverback Therapeutics, Inc.*	15	53
Aspira Women's Health, Inc.*	50	52
NexImmune, Inc.*	12	51
Mustang Bio, Inc.*	50	50
Athenex, Inc.*	60	50
Solid Biosciences, Inc.*	41	49
Pulse Biosciences, Inc.*	10	49
Prelude Therapeutics, Inc.*	7	48
Syros Pharmaceuticals, Inc.*	40	48
Frequency Therapeutics, Inc.*	22	47
Kala Pharmaceuticals, Inc.*	33	46
MEI Pharma, Inc.*	75	45
Neoleukin Therapeutics, Inc.*	24	45
Black Diamond Therapeutics, Inc.*	16	44
Summit Therapeutics, Inc.*	18	44
Mirum Pharmaceuticals, Inc.*	2	44
Vincerx Pharma, Inc.*	11	44
Bolt Biotherapeutics, Inc.*	16	44
Oncternal Therapeutics, Inc.*	31	43
Brooklyn ImmunoTherapeutics, Inc.*	21	43
Eliem Therapeutics, Inc.*	5	42
Rallybio Corp.*	6	42
NeuroPace, Inc.*	5	41
Inozyme Pharma, Inc.*	10	41
Rapid Micro Biosystems, Inc. — Class A*	6	41
Revlon, Inc. — Class A*	5	40
Priority Technology Holdings, Inc.*	7	40
Team, Inc.*	18	40
Immuneering Corp. — Class A*	6	39
CVRx, Inc.*	6	36
Beyondspring, Inc.*	16	35
GT Biopharma, Inc.*	12	35
Avrobio, Inc.*	26	34
Accelerate Diagnostics, Inc.*	23	33
Invacare Corp.*	23	32
Sensei Biotherapeutics, Inc.*	14	32
Aligos Therapeutics, Inc.*	15	32
Zevia PBC — Class A*	7	32
Impel Neuropharma, Inc.*	5	32
Angion Biomedica Corp.*	15	32
Omega Therapeutics, Inc.*	5	31
Avalo Therapeutics, Inc.*	43	31
Cadiz, Inc.*	15	31
Finch Therapeutics Group, Inc.*	6	30
Hookipa Pharma, Inc.*,1	13	30
Pyxis Oncology, Inc.*	7	28
Xilio Therapeutics, Inc.*	4	28
Acumen Pharmaceuticals, Inc.*	7	27
Codex DNA, Inc.*	5	27
Terns Pharmaceuticals, Inc.*	9	27
Cyteir Therapeutics, Inc.*	7	26
89bio, Inc.*	7	26
Thorne HealthTech, Inc.*	4	25
Applied Therapeutics, Inc.*	12	25
Oncorus, Inc.*	14	25
Kaleido Biosciences, Inc.*	13	21
Gemini Therapeutics, Inc.*	15	21
Portage Biotech, Inc.*	3	20
Acutus Medical, Inc.*	14	19
Reneo Pharmaceuticals, Inc.*	6	18
IsoPlexis Corp.*	5	17
Talis Biomedical Corp.*	11	16
Biodesix, Inc.*	9	15
Sera Prognostics, Inc. — Class A*	4	15
Sigilon Therapeutics, Inc.*	10	15
Laird Superfood, Inc.*	4	14
Ontrak, Inc.*	6	14
Spruce Biosciences, Inc.*	6	12
Forte Biosciences, Inc.*	8	12
Lucid Diagnostics, Inc.*	3	10
Greenlane Holdings, Inc. — Class A*	11	6
Landos Biopharma, Inc.*	4	6
MiNK Therapeutics, Inc.*	1	2
Total Consumer, Non-cyclical		442,225
Industrial - 5.3%
Tetra Tech, Inc.	37	6,103
II-VI, Inc.*	73	5,292
Saia, Inc.*	18	4,389
Chart Industries, Inc.*	25	4,294
EMCOR Group, Inc.	37	4,167
Exponent, Inc.	36	3,890
Evoqua Water Technologies Corp.*	81	3,805
RBC Bearings, Inc.*	19	3,684
Novanta, Inc.*	25	3,557
Matson, Inc.	29	3,498
Simpson Manufacturing Company, Inc.	30	3,271
UFP Industries, Inc.	42	3,241
Atkore International Group, Inc.*	32	3,150
GATX Corp.	25	3,083
Zurn Water Solutions Corp.	85	3,009
Casella Waste Systems, Inc. — Class A*	34	2,980
Fluor Corp.*	99	2,840
Applied Industrial Technologies, Inc.	27	2,772
Fabrinet*	26	2,733
Franklin Electric Company, Inc.	32	2,657
Watts Water Technologies, Inc. — Class A	19	2,652
John Bean Technologies Corp.	22	2,606
Summit Materials, Inc. — Class A*	83	2,578
SPX FLOW, Inc.	29	2,500
Bloom Energy Corp. — Class A*	98	2,367
Advanced Energy Industries, Inc.	26	2,238
EnerSys	30	2,237
Comfort Systems USA, Inc.	25	2,225
Hillenbrand, Inc.	50	2,209
Cactus, Inc. — Class A	38	2,156
Welbilt, Inc.*	90	2,137
Mueller Industries, Inc.	39	2,113
Aerojet Rocketdyne Holdings, Inc.*	52	2,046
Badger Meter, Inc.	20	1,994

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Industrial - 5.3% (continued)
Boise Cascade Co.	28	$1,945
Dycom Industries, Inc.*	20	1,905
Arcosa, Inc.	33	1,889
Forward Air Corp.	19	1,858
Trinity Industries, Inc.	54	1,856
Vishay Intertechnology, Inc.	93	1,823
Sanmina Corp.*	44	1,779
Hub Group, Inc. — Class A*	23	1,776
Albany International Corp. — Class A	21	1,771
Helios Technologies, Inc.	22	1,766
Moog, Inc. — Class A	20	1,756
Altra Industrial Motion Corp.	45	1,752
Kratos Defense & Security Solutions, Inc.*	85	1,741
Golar LNG Ltd.*	70	1,735
Atlas Air Worldwide Holdings, Inc.*	20	1,727
Werner Enterprises, Inc.	42	1,722
Belden, Inc.	31	1,717
Terex Corp.	47	1,676
Kennametal, Inc.	58	1,659
Plexus Corp.*	20	1,636
Itron, Inc.*	31	1,633
AAON, Inc.	29	1,616
Encore Wire Corp.	14	1,597
Kadant, Inc.	8	1,554
Brady Corp. — Class A	33	1,527
Masonite International Corp.*	17	1,512
AeroVironment, Inc.*	16	1,506
SPX Corp.*	30	1,482
ArcBest Corp.	18	1,449
Energizer Holdings, Inc.	47	1,446
O-I Glass, Inc.*	109	1,437
Federal Signal Corp.	42	1,418
Mueller Water Products, Inc. — Class A	109	1,408
Air Transport Services Group, Inc.*	41	1,371
EnPro Industries, Inc.	14	1,368
GrafTech International Ltd.	139	1,337
Barnes Group, Inc.	33	1,326
Knowles Corp.*	61	1,313
JELD-WEN Holding, Inc.*	63	1,278
ESCO Technologies, Inc.	18	1,259
Lindsay Corp.	8	1,256
Materion Corp.	14	1,200
NV5 Global, Inc.*	9	1,200
Greenbrier Companies, Inc.	23	1,185
Worthington Industries, Inc.	23	1,182
CSW Industrials, Inc.	10	1,176
Greif, Inc. — Class A	18	1,171
MYR Group, Inc.*	12	1,129
AAR Corp.*	23	1,114
Triumph Group, Inc.*	44	1,113
TTM Technologies, Inc.*	72	1,067
Vicor Corp.*	15	1,058
US Ecology, Inc.*	22	1,053
Granite Construction, Inc.	32	1,050
Tennant Co.	13	1,024
OSI Systems, Inc.*	12	1,021
Alamo Group, Inc.	7	1,007
Montrose Environmental Group, Inc.*	19	1,006
Proto Labs, Inc.*	19	1,005
Gibraltar Industries, Inc.*	23	988
CryoPort, Inc.*	28	978
TriMas Corp.	30	963
Cornerstone Building Brands, Inc.*	38	924
Enerpac Tool Group Corp.	42	920
Sturm Ruger & Company, Inc.	13	905
Primoris Services Corp.	37	881
SFL Corporation Ltd.	86	875
Kaman Corp.	19	826
AZZ, Inc.	17	820
Apogee Enterprises, Inc.	17	807
Columbus McKinnon Corp.	19	806
Standex International Corp.	8	799
CTS Corp.	22	778
Mesa Laboratories, Inc.	3	765
GoPro, Inc. — Class A*	89	759
Construction Partners, Inc. — Class A*	28	733
Marten Transport Ltd.	41	728
Scorpio Tankers, Inc.[1]	34	727
Frontline Ltd.*	82	722
PGT Innovations, Inc.*	40	719
TimkenSteel Corp.*	32	700
Astec Industries, Inc.	16	688
Matthews International Corp. — Class A	21	679
Ichor Holdings Ltd.*	19	677
Benchmark Electronics, Inc.	27	676
FARO Technologies, Inc.*	13	675
Blink Charging Co.*,1	25	661
Griffon Corp.	33	661
Harsco Corp.*	54	661
Energy Recovery, Inc.*	32	645
Great Lakes Dredge & Dock Corp.*	45	631
Xometry, Inc. — Class A*	17	625
Costamare, Inc.	36	614
American Woodmark Corp.*	12	588
International Seaways, Inc.	32	577
DHT Holdings, Inc.	99	574
Gorman-Rupp Co.	16	574
Ranpak Holdings Corp.*	27	552
Myers Industries, Inc.	25	540
MicroVision, Inc.*	114	532
nLight, Inc.*	30	520
Genco Shipping & Trading Ltd.	22	520
Insteel Industries, Inc.	14	518
Sterling Construction Company, Inc.*	19	509
Smith & Wesson Brands, Inc.	33	499
Heartland Express, Inc.	35	492
Chase Corp.	5	435
Ryerson Holding Corp.	12	420
Ducommun, Inc.*	8	419
Napco Security Technologies, Inc.*	20	410
Hydrofarm Holdings Group, Inc.*	27	409
Eagle Bulk Shipping, Inc.	6	409
Argan, Inc.	10	406
Latham Group, Inc.*	30	397
Haynes International, Inc.	9	383
DXP Enterprises, Inc.*	14	379

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Industrial - 5.3% (continued)
Stoneridge, Inc.*	18	$374
Thermon Group Holdings, Inc.*	23	373
Manitowoc Company, Inc.*	24	362
CIRCOR International, Inc.*	13	346
Kimball Electronics, Inc.*	17	340
UFP Technologies, Inc.*	5	331
Heritage-Crystal Clean, Inc.*	11	326
Luxfer Holdings plc	19	319
Dorian LPG Ltd.	22	319
Modine Manufacturing Co.*	35	315
Babcock & Wilcox Enterprises, Inc.*	38	310
National Presto Industries, Inc.	4	308
Tutor Perini Corp.*	28	302
Pactiv Evergreen, Inc.	30	302
PureCycle Technologies, Inc.*	37	296
Vishay Precision Group, Inc.*	9	289
AMMO, Inc.*,1	60	288
Comtech Telecommunications Corp.	18	282
Daseke, Inc.*	28	282
Olympic Steel, Inc.	7	269
Omega Flex, Inc.	2	260
Greif, Inc. — Class B	4	255
908 Devices, Inc.*	13	247
Nordic American Tankers Ltd.	116	247
Yellow Corp.*	35	245
Identiv, Inc.*	15	243
IES Holdings, Inc.*	6	241
Allied Motion Technologies, Inc.	8	239
Centrus Energy Corp. — Class A*	7	236
Meta Materials, Inc.*	141	236
Teekay Tankers Ltd. — Class A*	17	235
Hyster-Yale Materials Handling, Inc.	7	232
Tredegar Corp.	19	228
Akoustis Technologies, Inc.*,1	34	221
Astronics Corp.*	17	220
Turtle Beach Corp.*	10	213
Safe Bulkers, Inc.	44	209
PAM Transportation Services, Inc.*	6	209
Eastman Kodak Co.*	31	203
Fluidigm Corp.*	53	190
Sight Sciences, Inc.*	16	185
Park Aerospace Corp.	14	183
Northwest Pipe Co.*	7	178
View, Inc.*	96	177
Covenant Logistics Group, Inc. — Class A	8	172
Radiant Logistics, Inc.*	27	172
Caesarstone Ltd.	16	168
Pure Cycle Corp.*	14	168
NVE Corp.	3	163
Luna Innovations, Inc.*	21	162
Teekay Corp.*	48	152
American Superconductor Corp.*	19	145
American Outdoor Brands, Inc.*	11	144
Kopin Corp.*	54	137
INNOVATE Corp.*	33	122
Concrete Pumping Holdings, Inc.*	18	121
Atlas Technical Consultants, Inc.*	10	121
Powell Industries, Inc.	6	117
Lawson Products, Inc.*	3	116
CECO Environmental Corp.*	21	115
AerSale Corp.*	7	110
Byrna Technologies, Inc.*	13	106
Universal Logistics Holdings, Inc.	5	101
Park-Ohio Holdings Corp.	7	98
Cadre Holdings, Inc.	4	98
Mistras Group, Inc.*	14	93
Iteris, Inc.*	29	87
NN, Inc.*	30	86
Sharps Compliance Corp.*	13	77
US Xpress Enterprises, Inc. — Class A*	19	74
Willis Lease Finance Corp.*	2	64
Karat Packaging, Inc.*	3	59
Mayville Engineering Company, Inc.*	6	56
AgEagle Aerial Systems, Inc.*	47	56
NL Industries, Inc.	7	50
Total Industrial		242,069
Consumer, Cyclical - 5.3%
AMC Entertainment Holdings, Inc. — Class A*,1	356	8,772
BJ's Wholesale Club Holdings, Inc.*	96	6,491
Macy's, Inc.	209	5,091
WESCO International, Inc.*	31	4,034
Texas Roadhouse, Inc. — Class A	48	4,019
Scientific Games Corp. — Class A*	67	3,936
Murphy USA, Inc.	16	3,199
Hilton Grand Vacations, Inc.*	59	3,068
Crocs, Inc.*	40	3,056
Avient Corp.	63	3,024
Fox Factory Holding Corp.*	29	2,841
Goodyear Tire & Rubber Co.*	191	2,729
Signet Jewelers Ltd.	37	2,690
SeaWorld Entertainment, Inc.*	36	2,680
Adient plc*	65	2,650
Asbury Automotive Group, Inc.*	16	2,563
Sonos, Inc.*	89	2,512
Wingstop, Inc.	21	2,464
National Vision Holdings, Inc.*	56	2,440
Papa John's International, Inc.	23	2,421
Resideo Technologies, Inc.*	100	2,383
Beacon Roofing Supply, Inc.*	39	2,312
Taylor Morrison Home Corp. — Class A*	83	2,259
Steven Madden Ltd.	58	2,241
Academy Sports & Outdoors, Inc.	54	2,128
Visteon Corp.*	19	2,073
Meritage Homes Corp.*	26	2,060
Group 1 Automotive, Inc.	12	2,014
Skyline Champion Corp.*	36	1,976
Cracker Barrel Old Country Store, Inc.	16	1,900
FirstCash Holdings, Inc.	27	1,899
Callaway Golf Co.*	81	1,897

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Cyclical - 5.3% (continued)
Boot Barn Holdings, Inc.*	20	$1,896
UniFirst Corp.	10	1,843
American Eagle Outfitters, Inc.[1]	107	1,798
Red Rock Resorts, Inc. — Class A	37	1,797
Allegiant Travel Co. — Class A*	11	1,786
KB Home	55	1,781
Dana, Inc.	101	1,775
Shake Shack, Inc. — Class A*	26	1,765
LCI Industries	17	1,765
MillerKnoll, Inc.	51	1,762
International Game Technology plc	70	1,728
Dorman Products, Inc.*	18	1,711
Nikola Corp.*,1	158	1,692
Gentherm, Inc.*	23	1,680
Meritor, Inc.*	47	1,672
Nu Skin Enterprises, Inc. — Class A	34	1,628
Tri Pointe Homes, Inc.*	77	1,546
Bed Bath & Beyond, Inc.*	67	1,510
Spirit Airlines, Inc.*	69	1,509
Madison Square Garden Entertainment Corp.*	18	1,500
KAR Auction Services, Inc.*	83	1,498
GMS, Inc.*	30	1,493
Kontoor Brands, Inc.	36	1,489
Rush Enterprises, Inc. — Class A	29	1,476
MDC Holdings, Inc.	39	1,476
Dave & Buster's Entertainment, Inc.*	30	1,473
Fisker, Inc.*,1	114	1,471
ODP Corp.*	32	1,467
LGI Homes, Inc.*	15	1,465
Vista Outdoor, Inc.*	41	1,463
Cavco Industries, Inc.*	6	1,445
Cannae Holdings, Inc.*	59	1,411
Jack in the Box, Inc.	15	1,401
Installed Building Products, Inc.	16	1,352
Bloomin' Brands, Inc.	61	1,338
Veritiv Corp.*	10	1,336
Cinemark Holdings, Inc.*	76	1,313
Abercrombie & Fitch Co. — Class A*	40	1,280
Cheesecake Factory, Inc.*	32	1,273
Wolverine World Wide, Inc.	56	1,263
PriceSmart, Inc.	16	1,262
Lions Gate Entertainment Corp. — Class B*	83	1,247
Everi Holdings, Inc.*	59	1,239
Sally Beauty Holdings, Inc.*	79	1,235
Urban Outfitters, Inc.*	48	1,205
iRobot Corp.*	19	1,205
Winnebago Industries, Inc.	22	1,189
Brinker International, Inc.*	31	1,183
Methode Electronics, Inc.	27	1,168
World Fuel Services Corp.	43	1,163
Century Communities, Inc.	21	1,125
HNI Corp.	30	1,112
Dillard's, Inc. — Class A	4	1,074
Oxford Industries, Inc.	11	995
SkyWest, Inc.*	34	981
Acushnet Holdings Corp.	24	966
Healthcare Services Group, Inc.	52	966
Patrick Industries, Inc.	16	965
H&E Equipment Services, Inc.	22	957
M/I Homes, Inc.*	20	887
Shyft Group, Inc.	24	867
Tenneco, Inc. — Class A*	47	861
Clean Energy Fuels Corp.*	108	858
Dine Brands Global, Inc.	11	857
Franchise Group, Inc.	20	829
La-Z-Boy, Inc.	31	817
Malibu Boats, Inc. — Class A*	14	812
G-III Apparel Group Ltd.*	30	812
Camping World Holdings, Inc. — Class A1	29	811
Monarch Casino & Resort, Inc.*	9	785
Sleep Number Corp.*	15	761
Golden Entertainment, Inc.*	13	755
Tupperware Brands Corp.*	38	739
Bally's Corp.*	24	738
Big Lots, Inc.	21	727
Sonic Automotive, Inc. — Class A	17	723
Steelcase, Inc. — Class A	59	705
Liberty Media Corporation-Liberty Braves — Class C*	25	698
Buckle, Inc.	21	694
Hawaiian Holdings, Inc.*	35	689
Denny's Corp.*	47	673
IMAX Corp.*	35	663
Lions Gate Entertainment Corp. — Class A*	40	650
Genesco, Inc.*	10	636
XPEL, Inc.*	12	631
Guess?, Inc.[1]	28	612
American Axle & Manufacturing Holdings, Inc.*	78	605
Standard Motor Products, Inc.	14	604
MarineMax, Inc.*	15	604
Ruth's Hospitality Group, Inc.	26	595
ScanSource, Inc.*	17	591
Sun Country Airlines Holdings, Inc.*	22	576
Designer Brands, Inc. — Class A*	42	567
Douglas Dynamics, Inc.	16	553
Aspen Aerogels, Inc.*	16	552
Wabash National Corp.	37	549
Interface, Inc. — Class A	40	543
Children's Place, Inc.*	11	542
Workhorse Group, Inc.*	107	535
Zumiez, Inc.*	14	535
Titan International, Inc.*	36	530
Arko Corp.	58	528
Movado Group, Inc.	13	508
BlueLinx Holdings, Inc.*	7	503
OptimizeRx Corp.*	13	490
Lovesac Co.*	9	486
Caleres, Inc.	25	483
Accel Entertainment, Inc.*	39	475
PC Connection, Inc.	9	472
A-Mark Precious Metals, Inc.	6	464
BJ's Restaurants, Inc.*	16	453
Hibbett, Inc.	10	443
Winmark Corp.	2	440
RCI Hospitality Holdings, Inc.	7	430
Ethan Allen Interiors, Inc.	16	417

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Cyclical - 5.3% (continued)
Green Brick Partners, Inc.*	21	$415
Clarus Corp.	18	410
Canoo, Inc.*	74	408
America's Car-Mart, Inc.*	5	403
Chico's FAS, Inc.*	83	398
Portillo's, Inc. — Class A*	16	393
Life Time Group Holdings, Inc.*	27	393
TravelCenters of America, Inc.*	9	387
Chuy's Holdings, Inc.*	14	378
OneSpaWorld Holdings Ltd.*	37	377
VSE Corp.	8	369
Titan Machinery, Inc.*	13	367
Lordstown Motors Corp. — Class A*	107	365
PetMed Express, Inc.	14	361
Hyliion Holdings Corp.*,1	81	359
Haverty Furniture Companies, Inc.	13	356
GrowGeneration Corp.*	38	350
Shoe Carnival, Inc.	12	350
Ideanomics, Inc.*	304	341
Rite Aid Corp.*	38	333
Lindblad Expeditions Holdings, Inc.*	22	332
Sportsman's Warehouse Holdings, Inc.*	31	331
Funko, Inc. — Class A*	19	328
MasterCraft Boat Holdings, Inc.*	13	320
Beazer Homes USA, Inc.*	21	319
Fossil Group, Inc.*	33	318
Aeva Technologies, Inc.*	73	316
Universal Electronics, Inc.*	10	312
Johnson Outdoors, Inc. — Class A	4	311
Rush Street Interactive, Inc.*	42	305
Bluegreen Vacations Holding Corp.*	10	296
Global Industrial Co.	9	290
Sweetgreen, Inc. — Class A*	9	288
Marcus Corp.*	16	283
LL Flooring Holdings, Inc.*	20	280
Party City Holdco, Inc.*	76	272
Frontier Group Holdings, Inc.*,1	24	272
REV Group, Inc.	20	268
PLBY Group, Inc.*	20	262
Sovos Brands, Inc.*	18	255
Rush Enterprises, Inc. — Class B	5	242
OneWater Marine, Inc. — Class A	7	241
Big 5 Sporting Goods Corp.	14	240
Century Casinos, Inc.*	20	239
Hovnanian Enterprises, Inc. — Class A*	4	236
Purple Innovation, Inc.*	40	234
Motorcar Parts of America, Inc.*	13	232
Miller Industries, Inc.	8	225
Full House Resorts, Inc.*	23	221
Citi Trends, Inc.*	7	214
Forestar Group, Inc.*	12	213
Kimball International, Inc. — Class B	25	211
Rocky Brands, Inc.	5	208
Blue Bird Corp.*	11	207
Cato Corp. — Class A	14	205
Liberty Media Corporation-Liberty Braves — Class A*	7	201
Conn's, Inc.*	13	200
Golden Nugget Online Gaming, Inc.*	28	199
Commercial Vehicle Group, Inc.*	22	186
Red Robin Gourmet Burgers, Inc.*	11	185
Container Store Group, Inc.*	22	180
Noodles & Co.*	28	167
Kura Sushi USA, Inc. — Class A*	3	165
XL Fleet Corp.*,1	83	165
F45 Training Holdings, Inc.*	15	160
Hooker Furnishings Corp.	8	151
El Pollo Loco Holdings, Inc.*	13	151
Tilly's, Inc. — Class A	16	150
ONE Group Hospitality, Inc.*	14	147
Biglari Holdings, Inc. — Class B*	1	145
Superior Group of Companies, Inc.	8	143
Xponential Fitness, Inc. — Class A*	6	141
Vera Bradley, Inc.*	18	138
GAN Ltd.*	28	135
Velodyne Lidar, Inc.*	52	133
Snap One Holdings Corp.*	9	133
Romeo Power, Inc.*,1	89	133
Arcimoto, Inc.*	20	132
Weber, Inc. — Class A	13	128
Traeger, Inc.*	16	119
Flexsteel Industries, Inc.	6	116
Lifetime Brands, Inc.	9	116
JOANN, Inc.	10	114
Kirkland's, Inc.*	12	111
Barnes & Noble Education, Inc.*	31	111
VOXX International Corp. — Class A*	11	110
NEOGAMES S.A.*	7	108
Escalade, Inc.	8	106
Mesa Air Group, Inc.*	24	106
Cooper-Standard Holdings, Inc.*	12	105
First Watch Restaurant Group, Inc.*	8	104
Liberty TripAdvisor Holdings, Inc. — Class A*	50	102
Target Hospitality Corp.*	17	102
Lazydays Holdings, Inc.*	5	101
Bassett Furniture Industries, Inc.	6	99
Duluth Holdings, Inc. — Class B*	8	98
Daktronics, Inc.*	25	96
Shift Technologies, Inc.*	43	95
EVI Industries, Inc.*	5	93
Fiesta Restaurant Group, Inc.*	12	90
Drive Shack, Inc.*	57	88
Nautilus, Inc.*	21	87
Marine Products Corp.	6	69
CarLotz, Inc.*	49	67
Regis Corp.*	29	61
Esports Technologies, Inc.*	9	61
Landsea Homes Corp.*	7	60
Hamilton Beach Brands Holding Co. — Class A	5	58
Torrid Holdings, Inc.*	9	55

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer, Cyclical - 5.3% (continued)
Carrols Restaurant Group, Inc.	23	$52
Aterian, Inc.*	18	44
Hall of Fame Resort & Entertainment Co.*	38	42
Chicken Soup For The Soul Entertainment, Inc.*	5	40
Eros STX Global Corp.*	12	32
CompX International, Inc.	1	24
MedAvail Holdings, Inc.*	8	8
Total Consumer, Cyclical		238,406
Technology - 4.5%
Lattice Semiconductor Corp.*	94	5,729
Synaptics, Inc.*	28	5,586
KBR, Inc.	98	5,363
Rapid7, Inc.*	39	4,338
Silicon Laboratories, Inc.*	26	3,905
Power Integrations, Inc.	41	3,800
CMC Materials, Inc.	20	3,708
Tenable Holdings, Inc.*	64	3,699
Workiva, Inc.*	30	3,540
Varonis Systems, Inc.*	74	3,518
Qualys, Inc.*	24	3,418
MicroStrategy, Inc. — Class A*,1	7	3,404
ExlService Holdings, Inc.*	23	3,295
SPS Commerce, Inc.*	25	3,280
Sailpoint Technologies Holdings, Inc.*	64	3,276
Maximus, Inc.	42	3,148
Semtech Corp.*	45	3,120
Onto Innovation, Inc.*	34	2,954
Ziff Davis, Inc.*	30	2,903
MaxLinear, Inc. — Class A*	49	2,859
Envestnet, Inc.*	38	2,829
Box, Inc. — Class A*	96	2,790
Digital Turbine, Inc.*	63	2,760
SiTime Corp.*	11	2,726
Blackline, Inc.*	37	2,709
Diodes, Inc.*	30	2,610
Insight Enterprises, Inc.*	24	2,576
ACI Worldwide, Inc.*	81	2,551
Ambarella, Inc.*	24	2,518
Sprout Social, Inc. — Class A*	31	2,484
Rambus, Inc.*	75	2,392
Kulicke & Soffa Industries, Inc.	42	2,353
Verint Systems, Inc.*	45	2,326
FormFactor, Inc.*	54	2,270
Altair Engineering, Inc. — Class A*	33	2,125
CommVault Systems, Inc.*	32	2,123
Blackbaud, Inc.*	34	2,036
MACOM Technology Solutions Holdings, Inc.*	34	2,036
DigitalOcean Holdings, Inc.*	35	2,025
Asana, Inc. — Class A*	49	1,959
PagerDuty, Inc.*	57	1,949
Allscripts Healthcare Solutions, Inc.*	84	1,892
Evolent Health, Inc. — Class A*	55	1,776
Bottomline Technologies DE, Inc.*	31	1,757
Axcelis Technologies, Inc.*	23	1,737
Verra Mobility Corp.*	106	1,726
Appian Corp.*	28	1,703
ManTech International Corp. — Class A	19	1,638
Appfolio, Inc. — Class A*	14	1,585
Amkor Technology, Inc.	71	1,542
NetScout Systems, Inc.*	48	1,540
Momentive Global, Inc.*	90	1,463
Outset Medical, Inc.*	32	1,453
3D Systems Corp.*	86	1,434
Progress Software Corp.	30	1,413
CSG Systems International, Inc.	22	1,399
Ultra Clean Holdings, Inc.*	31	1,314
Xperi Holding Corp.	73	1,264
Apollo Medical Holdings, Inc.*	26	1,260
Cardlytics, Inc.*	22	1,210
E2open Parent Holdings, Inc.*	137	1,207
Zuora, Inc. — Class A*	78	1,168
Ping Identity Holding Corp.*	42	1,152
Super Micro Computer, Inc.*	30	1,142
LivePerson, Inc.*	45	1,099
TTEC Holdings, Inc.	13	1,073
Schrodinger Incorporated/United States*	31	1,058
JFrog Ltd.*	37	997
8x8, Inc.*	78	982
Cohu, Inc.*	33	977
Unisys Corp.*	45	972
Health Catalyst, Inc.*	37	967
Domo, Inc. — Class B*	19	961
Cerence, Inc.*	26	939
PROS Holdings, Inc.*	28	933
Veeco Instruments, Inc.*	34	924
Phreesia, Inc.*	35	923
1Life Healthcare, Inc.*	81	897
SMART Global Holdings, Inc.*	34	878
Avid Technology, Inc.*	25	872
NextGen Healthcare, Inc.*	40	836
Impinj, Inc.*	13	826
Alpha & Omega Semiconductor Ltd.*	15	820
Privia Health Group, Inc.*	29	775
Photronics, Inc.*	45	764
PAR Technology Corp.*	18	726
BigCommerce Holdings, Inc.*	33	723
Avaya Holdings Corp.*	57	722
Sumo Logic, Inc.*	61	712
Parsons Corp.*	18	697
Model N, Inc.*	25	672
Donnelley Financial Solutions, Inc.*	20	665
Consensus Cloud Solutions, Inc.*	11	661
CEVA, Inc.*	16	650
Pitney Bowes, Inc.	122	635
Desktop Metal, Inc. — Class A*	131	621
Alignment Healthcare, Inc.*	55	618
Conduent, Inc.*	117	604
Agilysys, Inc.*	15	598
Ebix, Inc.	18	597
PDF Solutions, Inc.*	21	585
Simulations Plus, Inc.	11	561
Yext, Inc.*	78	537
Sapiens International Corporation N.V.	21	533
Bandwidth, Inc. — Class A*	16	518

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Technology - 4.5% (continued)
PowerSchool Holdings, Inc. — Class A*	30	$495
Digi International, Inc.*	23	495
BTRS Holdings, Inc. — Class 1*	66	494
Ouster, Inc.*	108	486
American Software, Inc. — Class A	22	458
Mitek Systems, Inc.*	30	440
Grid Dynamics Holdings, Inc.*	31	436
Rackspace Technology, Inc.*	38	424
Corsair Gaming, Inc.*,1	19	402
Computer Programs and Systems, Inc.*	11	379
CS Disco, Inc.*	11	374
Porch Group, Inc.*	53	368
Veritone, Inc.*	20	366
Upland Software, Inc.*	20	352
OneSpan, Inc.*	24	346
Diebold Nixdorf, Inc.*	50	336
Daily Journal Corp.*	1	312
Integral Ad Science Holding Corp.*	22	304
MeridianLink, Inc.*	16	290
Alkami Technology, Inc.*	20	286
Telos Corp.*	28	279
EverCommerce, Inc.*	21	277
HireRight Holdings Corp.*	16	274
Cantaloupe, Inc.*	40	271
Vuzix Corp.*,1	41	271
EngageSmart, Inc.*	12	256
ON24, Inc.*	19	250
Inseego Corp.*,1	59	239
Digimarc Corp.*	9	237
Brightcove, Inc.*	28	218
Benefitfocus, Inc.*	17	215
Genius Brands International, Inc.*	196	200
AXT, Inc.*	28	197
Enfusion, Inc. — Class A*	15	191
Atomera, Inc.*	14	183
Outbrain, Inc.*	17	182
Rimini Street, Inc.*	31	180
Intapp, Inc.*	7	168
eGain Corp.*	14	162
Instructure Holdings, Inc.*	8	160
CoreCard Corp.*	5	137
AvidXchange Holdings, Inc.*	17	137
PlayAGS, Inc.*	19	127
Smith Micro Software, Inc.*	32	121
Rekor Systems, Inc.*	23	105
SecureWorks Corp. — Class A*	7	93
EMCORE Corp.*	25	92
Tabula Rasa HealthCare, Inc.*	16	92
Quantum Corp.*	40	91
Forian, Inc.*	13	90
GTY Technology Holdings, Inc.*	22	71
iCAD, Inc.*	15	67
Convey Health Solutions Holdings, Inc.*	10	65
SkyWater Technology, Inc.*	6	65
IBEX Holdings Ltd.*	4	64
GreenBox POS*	13	55
StarTek, Inc.*	12	53
DarioHealth Corp.*	9	53
Viant Technology, Inc. — Class A*	8	52
Arteris, Inc.*	3	39
Kaltura, Inc.*	12	21
Weave Communications, Inc.*	3	18
NantHealth, Inc.*	19	14
Society Pass, Inc.*	2	6
Total Technology		204,854
Energy - 2.7%
Ovintiv, Inc.	183	9,895
Chesapeake Energy Corp.	73	6,351
Antero Resources Corp.*	199	6,075
Range Resources Corp.*	167	5,073
Southwestern Energy Co.*	702	5,033
PDC Energy, Inc.	67	4,870
Murphy Oil Corp.	102	4,120
Matador Resources Co.	76	4,026
ChampionX Corp.	141	3,452
SM Energy Co.	84	3,272
Helmerich & Payne, Inc.	73	3,123
CNX Resources Corp.*	140	2,901
Denbury, Inc.*	35	2,750
California Resources Corp.	58	2,594
Equitrans Midstream Corp.	285	2,405
Magnolia Oil & Gas Corp. — Class A	100	2,365
Whiting Petroleum Corp.	28	2,282
Kosmos Energy Ltd.*	310	2,229
Oasis Petroleum, Inc.	14	2,048
Patterson-UTI Energy, Inc.	129	1,997
Callon Petroleum Co.*	33	1,950
Renewable Energy Group, Inc.*	31	1,880
Civitas Resources, Inc.	30	1,791
PBF Energy, Inc. — Class A*	67	1,633
Peabody Energy Corp.*	61	1,496
FuelCell Energy, Inc.*,1	255	1,469
Arch Resources, Inc.	10	1,374
Sunnova Energy International, Inc.*	59	1,361
Tellurian, Inc.*	256	1,357
Warrior Met Coal, Inc.	36	1,336
Northern Oil and Gas, Inc.	42	1,184
SunPower Corp. — Class A*	55	1,181
NexTier Oilfield Solutions, Inc.*	120	1,109
Oceaneering International, Inc.*	70	1,061
Centennial Resource Development, Inc. — Class A*	127	1,025
Green Plains, Inc.*	33	1,023
Array Technologies, Inc.*	89	1,003
Delek US Holdings, Inc.*	45	955
US Silica Holdings, Inc.*	51	952
Liberty Oilfield Services, Inc. — Class A*	63	934
CONSOL Energy, Inc.*	24	903
Dril-Quip, Inc.*	24	896
Stem, Inc.*	79	870
Archrock, Inc.	94	868
NOW, Inc.*	76	838
ProPetro Holding Corp.*	60	836
Comstock Resources, Inc.*	63	822
Laredo Petroleum, Inc.*	10	791
Brigham Minerals, Inc. — Class A	30	766
Nabors Industries Ltd.*	5	764

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Energy - 2.7% (continued)
MRC Global, Inc.*	56	$667
Gevo, Inc.*	137	641
Tidewater, Inc.*	28	609
Bristow Group, Inc.*	16	593
Expro Group Holdings N.V.*	32	569
Ranger Oil Corp. — Class A*	15	518
CVR Energy, Inc.	20	511
SunCoke Energy, Inc.	57	508
RPC, Inc.*	47	501
Berry Corp.	47	485
Helix Energy Solutions Group, Inc.*	100	478
Par Pacific Holdings, Inc.*	31	404
REX American Resources Corp.*	4	398
DMC Global, Inc.*	13	396
Talos Energy, Inc.*	25	395
Select Energy Services, Inc. — Class A*	44	377
TPI Composites, Inc.*	25	351
TETRA Technologies, Inc.*	85	349
Crescent Energy, Inc. — Class A	20	347
Alto Ingredients, Inc.*	49	334
Cleanspark, Inc.*	24	297
Oil States International, Inc.*	42	292
Solaris Oilfield Infrastructure, Inc. — Class A	22	248
W&T Offshore, Inc.*	65	248
Aemetis, Inc.*	19	241
Aris Water Solution, Inc. — Class A	13	237
Earthstone Energy, Inc. — Class A*	18	227
Newpark Resources, Inc.*	62	227
National Energy Services Reunited Corp.*	27	227
Infrastructure and Energy Alternatives, Inc.*	19	225
Falcon Minerals Corp.	28	189
Riley Exploration Permian, Inc.	7	176
FutureFuel Corp.	18	175
Matrix Service Co.*	18	148
Kinetik Holdings, Inc. — Class A	2	130
Eos Energy Enterprises, Inc.*	31	130
Beam Global*	6	123
HighPeak Energy, Inc.	4	89
Advent Technologies Holdings, Inc.*	11	26
Total Energy		124,375
Communications - 1.7%
Vonage Holdings Corp.*	176	3,571
TEGNA, Inc.	155	3,472
Mimecast Ltd.*	42	3,342
Iridium Communications, Inc.*	82	3,306
Cargurus, Inc.*	66	2,802
Viavi Solutions, Inc.*	165	2,653
Perficient, Inc.*	22	2,422
Q2 Holdings, Inc.*	38	2,343
Maxar Technologies, Inc.	50	1,973
Cogent Communications Holdings, Inc.	29	1,924
Upwork, Inc.*	81	1,882
Houghton Mifflin Harcourt Co.*	89	1,870
Yelp, Inc. — Class A*	49	1,671
Calix, Inc.*	38	1,631
Shutterstock, Inc.	16	1,489
iHeartMedia, Inc. — Class A*	78	1,476
TechTarget, Inc.*	18	1,463
Open Lending Corp. — Class A*	72	1,362
Revolve Group, Inc.*	25	1,342
InterDigital, Inc.	21	1,340
Telephone & Data Systems, Inc.	70	1,322
Overstock.com, Inc.*	30	1,320
Gray Television, Inc.	59	1,302
Magnite, Inc.*	91	1,202
Plantronics, Inc.*	29	1,143
Infinera Corp.*	126	1,092
Extreme Networks, Inc.*	88	1,075
Liberty Latin America Ltd. — Class C*	107	1,026
ePlus, Inc.*	18	1,009
Sinclair Broadcast Group, Inc. — Class A	32	897
Clear Channel Outdoor Holdings, Inc.*	254	879
EW Scripps Co. — Class A*	40	832
AMC Networks, Inc. — Class A*	20	813
Eventbrite, Inc. — Class A*	53	783
Gogo, Inc.*	41	781
Shenandoah Telecommunications Co.	33	778
Scholastic Corp.	18	725
Cars.com, Inc.*	47	678
EchoStar Corp. — Class A*	26	633
WideOpenWest, Inc.*	36	628
Globalstar, Inc.*	419	616
fuboTV, Inc.*	93	611
ADTRAN, Inc.	33	609
Harmonic, Inc.*	63	585
A10 Networks, Inc.	41	572
Stitch Fix, Inc. — Class A*	56	564
NeoPhotonics Corp.*	35	532
Clearfield, Inc.*	8	522
NETGEAR, Inc.*	20	494
Tucows, Inc. — Class A*	7	478
Anterix, Inc.*	8	463
Limelight Networks, Inc.*	86	449
Gannett Company, Inc.*	98	442
QuinStreet, Inc.*	35	406
RealReal, Inc.*	55	399
Quotient Technology, Inc.*	62	396
ATN International, Inc.	9	359
Boston Omaha Corp. — Class A*	14	355
IDT Corp. — Class B*	10	341
HealthStream, Inc.*	17	339
Advantage Solutions, Inc.*	53	338
United States Cellular Corp.*	11	333
ChannelAdvisor Corp.*	20	331
Liberty Latin America Ltd. — Class A*	34	330
Liquidity Services, Inc.*	19	325
Stagwell, Inc.*	43	311
Groupon, Inc.*,1	16	308
Consolidated Communications Holdings, Inc.*	50	295
Couchbase, Inc.*,1	16	279
Entravision Communications Corp. — Class A	42	269
MediaAlpha, Inc. — Class A*	15	248

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Communications - 1.7% (continued)
Aviat Networks, Inc.*	8	$246
Audacy, Inc.*	81	234
1-800-Flowers.com, Inc. — Class A*	18	230
Credo Technology Group Holding Ltd.*	15	228
CarParts.com, Inc.*	34	228
EverQuote, Inc. — Class A*	14	227
Ooma, Inc.*	15	225
Lands' End, Inc.*	11	186
CalAmp Corp.*	25	183
DZS, Inc.*	12	166
Cambium Networks Corp.*	7	165
Ribbon Communications, Inc.*	49	151
Telesat Corp.*	9	149
Thryv Holdings, Inc.*	5	141
comScore, Inc.*	48	140
Preformed Line Products Co.	2	127
National CineMedia, Inc.	42	107
Casa Systems, Inc.*	22	99
KVH Industries, Inc.*	10	91
VirnetX Holding Corp.*,1	44	72
Solo Brands, Inc. — Class A*,1	8	68
Value Line, Inc.	1	67
Fluent, Inc.*	30	62
CuriosityStream, Inc.*	18	52
Hemisphere Media Group, Inc.*	11	50
1stdibs.com, Inc.*	5	40
LiveOne, Inc.*	41	33
HyreCar, Inc.*	12	29
aka Brands Holding Corp.*	6	27
Lulu's Fashion Lounge Holdings, Inc.*	3	20
Digital Media Solutions, Inc. — Class A*	2	7
Total Communications		79,001
Basic Materials - 1.4%
Rogers Corp.*	13	3,532
Commercial Metals Co.	84	3,496
Balchem Corp.	22	3,007
MP Materials Corp.*	52	2,982
Livent Corp.*	112	2,920
Cabot Corp.	39	2,668
Sensient Technologies Corp.	29	2,435
Hecla Mining Co.	368	2,418
Allegheny Technologies, Inc.*	90	2,416
HB Fuller Co.	36	2,378
Arconic Corp.*	74	1,896
Ingevity Corp.*	28	1,794
Innospec, Inc.	17	1,573
Tronox Holdings plc — Class A	79	1,563
Quaker Chemical Corp.	9	1,555
Constellium SE*	86	1,548
Minerals Technologies, Inc.	23	1,521
Compass Minerals International, Inc.	24	1,507
Stepan Co.	15	1,482
GCP Applied Technologies, Inc.*	47	1,477
Carpenter Technology Corp.	33	1,385
Trinseo plc	27	1,294
Novagold Resources, Inc.*	166	1,283
Ferro Corp.*	57	1,239
Kaiser Aluminum Corp.	11	1,036
Energy Fuels, Inc.*	107	979
AdvanSix, Inc.	19	971
Schnitzer Steel Industries, Inc. — Class A	18	935
Century Aluminum Co.*	35	921
Codexis, Inc.*	42	866
Uranium Energy Corp.*	177	812
Coeur Mining, Inc.*	177	788
Orion Engineered Carbons S.A.	42	671
Schweitzer-Mauduit International, Inc.	22	605
Hawkins, Inc.	13	597
Intrepid Potash, Inc.*	7	575
Amyris, Inc.*	122	532
Neenah, Inc.	12	476
Koppers Holdings, Inc.	15	413
American Vanguard Corp.	20	406
Ecovyst, Inc.	35	405

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Basic Materials - 1.4% (continued)
Glatfelter Corp.	31	$384
Danimer Scientific, Inc.*,1	63	369
Clearwater Paper Corp.*	11	308
Rayonier Advanced Materials, Inc.*	43	282
Kronos Worldwide, Inc.	15	233
United States Lime & Minerals, Inc.	2	232
Ur-Energy, Inc.*	126	201
Unifi, Inc.*	10	181
Zymergen, Inc.*	55	159
Gatos Silver, Inc.*	32	138
Oil-Dri Corporation of America	4	115
Perpetua Resources Corp.*	22	90
PolyMet Mining Corp.*	20	84
Marrone Bio Innovations, Inc.*	70	76
Valhi, Inc.	2	59
Total Basic Materials		64,268
Utilities - 1.3%
Southwest Gas Holdings, Inc.	46	3,601
Portland General Electric Co.	62	3,419
Black Hills Corp.	44	3,389
Brookfield Infrastructure Corp. — Class A	43	3,244
ONE Gas, Inc.	36	3,177
New Jersey Resources Corp.	67	3,073
PNM Resources, Inc.	59	2,812
Spire, Inc.	36	2,583
Ormat Technologies, Inc.	31	2,537
South Jersey Industries, Inc.	71	2,453
ALLETE, Inc.	36	2,411
NorthWestern Corp.	38	2,299
American States Water Co.	25	2,226
Avista Corp.	49	2,212
California Water Service Group	37	2,193
Clearway Energy, Inc. — Class C	57	2,081
MGE Energy, Inc.	25	1,995
Otter Tail Corp.	28	1,750
Ameresco, Inc. — Class A*	21	1,669
Chesapeake Utilities Corp.	12	1,653
SJW Group	19	1,322
Middlesex Water Co.	12	1,262
Northwest Natural Holding Co.	22	1,138
Clearway Energy, Inc. — Class A	24	800
Unitil Corp.	11	549
York Water Co.	9	405

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Utilities - 1.3% (continued)
Artesian Resources Corp. — Class A	6	$291
Global Water Resources, Inc.	9	150
FTC Solar, Inc.*	28	138
Via Renewables, Inc.	8	66
Total Utilities		56,898
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	21	327
Total Common Stocks
(Cost $1,814,035)		1,897,903

RIGHTS††† - 0.0%
Technology - 0.0%
Quantum Corp.
Expires 04/18/22	40	–
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.
Expires 06/30/22*	8	–
UCB
Expires 12/31/23	39	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–

EXCHANGE-TRADED FUNDS† - 17.1%
iShares Russell 2000 Index ETF[1]	1,889	387,755
Vanguard Russell 2000 ETF[1]	4,679	387,655
Total Exchange-Traded Funds
(Cost $827,474)		775,410

MUTUAL FUNDS† - 18.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	422,539
Guggenheim Strategy Fund II2	17,040	418,320
Total Mutual Funds
(Cost $845,601)		840,859

	Face Amount
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
0.09% due 06/02/22[3,4]	$232,000	231,870
0.12% due 05/05/22[4,5]	25,000	24,996
Total U.S. Treasury Bills
(Cost $256,961)		256,866

REPURCHASE AGREEMENTS††,6 - 13.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	412,671	412,671
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	158,943	158,943
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	41,325	41,325
Total Repurchase Agreements
(Cost $612,939)		612,939

	Shares
SECURITIES LENDING COLLATERAL†,7 - 11.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	537,023	537,023
Total Securities Lending Collateral
(Cost $537,023)		537,023
Total Investments - 108.4%
(Cost $4,894,037)		$4,921,000
Other Assets & Liabilities, net - (8.4)%		(380,946)
Total Net Assets - 100.0%		$4,540,054

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Jun 2022	$413,000	$10,784

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.27% (U.S. Secured Overnight Financing Rate)	At Maturity	04/13/22	1,531	$3,168,806	$56,205
BNP Paribas	Russell 2000 Index	Pay	0.53% (Federal Funds Rate + 0.20%)	At Maturity	04/14/22	164	340,365	15,400
Goldman Sachs International	Russell 2000 Index	Pay	0.58% (Federal Funds Rate + 0.25%)	At Maturity	04/14/22	103	213,165	12,969
							$3,722,336	$84,574

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,897,903	$—	$—		$1,897,903
Rights	—	—	—	*	—
Exchange-Traded Funds	775,410	—	—		775,410
Mutual Funds	840,859	—	—		840,859
U.S. Treasury Bills	—	256,866	—		256,866
Repurchase Agreements	—	612,939	—		612,939
Securities Lending Collateral	537,023	—	—		537,023
Equity Futures Contracts**	10,784	—	—		10,784
Equity Index Swap Agreements**	—	84,574	—		84,574
Total Assets	$4,061,979	$954,379	$—		$5,016,358

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,224,265	$–	$(800,000)	$(400)	$(5,545)	$418,320	17,040	$2,062
Guggenheim Ultra Short Duration Fund — Institutional Class	831,794	800,000	(1,200,000)	(4,612)	(4,643)	422,539	43,160	1,824
	$2,056,059	$800,000	$(2,000,000)	$(5,012)	$(10,188)	$840,859		$3,886

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7%
Financial - 10.2%
EastGroup Properties, Inc. REIT	11	$2,236
STAG Industrial, Inc. REIT	46	1,902
SouthState Corp.	20	1,632
Independence Realty Trust, Inc. REIT	58	1,534
First Financial Bankshares, Inc.	34	1,500
Terreno Realty Corp. REIT	20	1,481
Glacier Bancorp, Inc.	29	1,458
Selective Insurance Group, Inc.	16	1,430
Cadence Bank	48	1,404
National Storage Affiliates Trust REIT	22	1,381
Valley National Bancorp	106	1,380
Kinsale Capital Group, Inc.	6	1,368
Blackstone Mortgage Trust, Inc. — Class A REIT	41	1,303
Ryman Hospitality Properties, Inc. REIT*	14	1,299
Kite Realty Group Trust REIT	57	1,298
Old National Bancorp	77	1,261
ServisFirst Bancshares, Inc.	13	1,239
Innovative Industrial Properties, Inc. REIT	6	1,232
United Bankshares, Inc.	35	1,221
RLI Corp.	11	1,217
Hancock Whitney Corp.	23	1,199
Essent Group Ltd.	29	1,195
Agree Realty Corp. REIT	18	1,195
LXP Industrial Trust REIT	73	1,146
Houlihan Lokey, Inc.	13	1,141
Outfront Media, Inc. REIT	39	1,109
Healthcare Realty Trust, Inc. REIT	39	1,072
UMB Financial Corp.	11	1,069
Silvergate Capital Corp. — Class A*	7	1,054
Radian Group, Inc.	47	1,044
Walker & Dunlop, Inc.	8	1,035
Phillips Edison & Company, Inc. REIT	30	1,032
Physicians Realty Trust REIT	58	1,017
BankUnited, Inc.	23	1,011
Apple Hospitality REIT, Inc.	56	1,006
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	21	996
Community Bank System, Inc.	14	982
Independent Bank Corp.	12	980
Eastern Bankshares, Inc.	45	969
PotlatchDeltic Corp. REIT	18	949
United Community Banks, Inc.	27	940
Home BancShares, Inc.	41	927
DigitalBridge Group, Inc. REIT*	127	914
Investors Bancorp, Inc.	60	896
Sabra Health Care REIT, Inc.	60	893
Broadstone Net Lease, Inc. REIT	41	893
Trupanion, Inc.*	10	891
Associated Banc-Corp.	39	888
Pacific Premier Bancorp, Inc.	25	884
First Interstate BancSystem, Inc. — Class A	24	882
American Equity Investment Life Holding Co.	22	878
Macerich Co. REIT	56	876
Corporate Office Properties Trust REIT	30	856
Cathay General Bancorp	19	850
PS Business Parks, Inc. REIT	5	840
Pebblebrook Hotel Trust REIT	34	832
Equity Commonwealth REIT*	29	818
Federated Hermes, Inc. — Class B	24	817
Simmons First National Corp. — Class A	31	813
Essential Properties Realty Trust, Inc. REIT	32	810
CNO Financial Group, Inc.	32	803
Texas Capital Bancshares, Inc.*	14	802
WSFS Financial Corp.	17	792
Ameris Bancorp	18	790
CVB Financial Corp.	34	789
Enstar Group Ltd.*	3	784
Focus Financial Partners, Inc. — Class A*	17	778
Atlantic Union Bankshares Corp.	21	771
SITE Centers Corp. REIT	46	769
Cushman & Wakefield plc*	37	759
Kennedy-Wilson Holdings, Inc.	31	756
Moelis & Co. — Class A	16	751
Chimera Investment Corp. REIT	62	747
Mr Cooper Group, Inc.*	16	731
Navient Corp.	42	716
Uniti Group, Inc. REIT	52	716
Independent Bank Group, Inc.	10	712
First BanCorp	54	708
Newmark Group, Inc. — Class A	44	700
Fulton Financial Corp.	42	698
Axos Financial, Inc.*	15	696
Hamilton Lane, Inc. — Class A	9	696
Columbia Banking System, Inc.	21	678
Sunstone Hotel Investors, Inc. REIT*	57	671
Piper Sandler Cos.	5	656
National Health Investors, Inc. REIT	11	649
Arbor Realty Trust, Inc. REIT	38	648
International Bancshares Corp.	15	633
First Merchants Corp.	15	624
Brandywine Realty Trust REIT	44	622
Retail Opportunity Investments Corp. REIT	32	620
RLJ Lodging Trust REIT	43	605
Cohen & Steers, Inc.	7	601
Xenia Hotels & Resorts, Inc. REIT*	31	598
Flagstar Bancorp, Inc.	14	594
Urban Edge Properties REIT	31	592
Washington Federal, Inc.	18	591
Artisan Partners Asset Management, Inc. — Class A	15	590
Washington Real Estate Investment Trust REIT	23	587

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Financial - 10.2% (continued)
Piedmont Office Realty Trust, Inc. — Class A REIT	33	$568
Triumph Bancorp, Inc.*	6	564
DiamondRock Hospitality Co. REIT*	55	556
First Financial Bancorp	24	553
WesBanco, Inc.	16	550
NexPoint Residential Trust, Inc. REIT	6	542
PRA Group, Inc.*	12	541
Four Corners Property Trust, Inc. REIT	20	541
Sandy Spring Bancorp, Inc.	12	539
TowneBank	18	539
Paramount Group, Inc. REIT	49	535
St. Joe Co.	9	533
American Assets Trust, Inc. REIT	14	530
Banner Corp.	9	527
Heartland Financial USA, Inc.	11	526
Park National Corp.	4	526
Apollo Commercial Real Estate Finance, Inc. REIT	37	515
Eagle Bancorp, Inc.	9	513
Lakeland Financial Corp.	7	511
McGrath RentCorp	6	510
Two Harbors Investment Corp. REIT	91	503
Genworth Financial, Inc. — Class A*	133	503
CareTrust REIT, Inc.	26	502
Renasant Corp.	15	502
Hilltop Holdings, Inc.	17	500
Acadia Realty Trust REIT	23	498
Seacoast Banking Corporation of Florida	14	490
Redfin Corp.*	27	487
Trustmark Corp.	16	486
Easterly Government Properties, Inc. REIT	23	486
Hope Bancorp, Inc.	30	482
Virtus Investment Partners, Inc.	2	480
Realogy Holdings Corp.*	30	470
Provident Financial Services, Inc.	20	468
MFA Financial, Inc. REIT	116	468
Bank of NT Butterfield & Son Ltd.	13	466
Tanger Factory Outlet Centers, Inc. REIT	27	464
Horace Mann Educators Corp.	11	460
Flywire Corp.*	15	459
Veritex Holdings, Inc.	12	458
NMI Holdings, Inc. — Class A*	22	454
Alexander & Baldwin, Inc. REIT	19	441
Global Net Lease, Inc. REIT	28	440
Meta Financial Group, Inc.	8	439
PennyMac Mortgage Investment Trust REIT	26	439
Encore Capital Group, Inc.*	7	439
Northwest Bancshares, Inc.	32	432
Enterprise Financial Services Corp.	9	426
PennyMac Financial Services, Inc.	8	426
Stewart Information Services Corp.	7	424
Westamerica BanCorp	7	424
iStar, Inc. REIT[1]	18	421
B. Riley Financial, Inc.	6	420
Customers Bancorp, Inc.*	8	417
LendingClub Corp.*	26	410
Live Oak Bancshares, Inc.	8	407
Veris Residential, Inc. REIT*	23	400
FB Financial Corp.	9	400
NBT Bancorp, Inc.	11	397
Bancorp, Inc.*	14	397
Goosehead Insurance, Inc. — Class A	5	393
Centerspace REIT	4	393
Industrial Logistics Properties Trust REIT	17	385
LTC Properties, Inc. REIT	10	385
Palomar Holdings, Inc.*	6	384
Enova International, Inc.*	10	380
Service Properties Trust REIT	43	380
First Commonwealth Financial Corp.	25	379
PJT Partners, Inc. — Class A	6	379
American National Group, Inc.	2	378
Berkshire Hills Bancorp, Inc.	13	377
ProAssurance Corp.	14	376
First Bancorp	9	376
Empire State Realty Trust, Inc. — Class A REIT	38	373
Capitol Federal Financial, Inc.	34	370
Marcus & Millichap, Inc.	7	369
BGC Partners, Inc. — Class A	83	365
New York Mortgage Trust, Inc. REIT	100	365
StepStone Group, Inc. — Class A	11	364
Safety Insurance Group, Inc.	4	363
eXp World Holdings, Inc.	17	360
LendingTree, Inc.*	3	359
Ladder Capital Corp. — Class A REIT	30	356
Preferred Apartment Communities, Inc. — Class A REIT	14	349
OFG Bancorp	13	346
Nelnet, Inc. — Class A	4	340
Office Properties Income Trust REIT	13	335
Premier Financial Corp.	11	334
BancFirst Corp.	4	333
Safehold, Inc. REIT	6	333
Brookline Bancorp, Inc.	21	332
Argo Group International Holdings Ltd.	8	330
First Busey Corp.	13	329
Gladstone Land Corp. REIT	9	328
Southside Bancshares, Inc.	8	327
Redwood Trust, Inc. REIT	31	326
National Bank Holdings Corp. — Class A	8	322
BRP Group, Inc. — Class A*	12	322
ConnectOne Bancorp, Inc.	10	320
Stock Yards Bancorp, Inc.	6	317
First Foundation, Inc.	13	316

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Financial - 10.2% (continued)
Getty Realty Corp. REIT	11	$315
City Holding Co.	4	315
Tompkins Financial Corp.	4	313
Dime Community Bancshares, Inc.	9	311
Metropolitan Bank Holding Corp.*	3	305
RPT Realty REIT	22	303
OceanFirst Financial Corp.	15	301
StoneX Group, Inc.*	4	297
Preferred Bank/Los Angeles CA	4	296
S&T Bancorp, Inc.	10	296
Broadmark Realty Capital, Inc. REIT	34	294
Apartment Investment and Management Co. — Class A REIT*	40	293
Banc of California, Inc.	15	290
Employers Holdings, Inc.	7	287
Nicolet Bankshares, Inc.*	3	281
TriCo Bancshares	7	280
UMH Properties, Inc. REIT	11	271
Summit Hotel Properties, Inc. REIT*	27	269
Lakeland Bancorp, Inc.	16	267
TriState Capital Holdings, Inc.*	8	266
Global Medical REIT, Inc.	16	261
Necessity Retail REIT, Inc.	33	261
Alexander's, Inc. REIT	1	256
Blucora, Inc.*	13	254
Origin Bancorp, Inc.	6	254
Community Healthcare Trust, Inc. REIT	6	253
Ellington Financial, Inc. REIT	14	249
AMERISAFE, Inc.	5	248
James River Group Holdings Ltd.	10	247
Ready Capital Corp. REIT	16	241
HomeStreet, Inc.	5	237
Columbia Financial, Inc.*	11	237
Armada Hoffler Properties, Inc. REIT	16	234
Kearny Financial Corp.	18	232
Radius Global Infrastructure, Inc. — Class A*	16	228
German American Bancorp, Inc.	6	228
QCR Holdings, Inc.	4	226
Heritage Financial Corp.	9	226
NETSTREIT Corp. REIT	10	224
Horizon Bancorp, Inc.	12	224
Allegiance Bancshares, Inc.	5	223
Amerant Bancorp, Inc.	7	221
Gladstone Commercial Corp. REIT	10	220
Peoples Bancorp, Inc.	7	219
Brightsphere Investment Group, Inc.	9	218
Farmer Mac — Class C	2	217
Plymouth Industrial REIT, Inc.	8	217
Univest Financial Corp.	8	214
WisdomTree Investments, Inc.	36	211
National Western Life Group, Inc. — Class A	1	210
Washington Trust Bancorp, Inc.	4	210
GEO Group, Inc. REIT*	31	205
BrightSpire Capital, Inc. REIT	22	204
First Bancshares, Inc.	6	202
MBIA, Inc.*	13	200
Diversified Healthcare Trust REIT	62	198
Hanmi Financial Corp.	8	197
Central Pacific Financial Corp.	7	195
City Office REIT, Inc.	11	194
ARMOUR Residential REIT, Inc.[1]	23	193
First Mid Bancshares, Inc.	5	192
World Acceptance Corp.*	1	192
Cowen, Inc. — Class A	7	190
Invesco Mortgage Capital, Inc. REIT	83	189
CrossFirst Bankshares, Inc.*	12	189
TPG RE Finance Trust, Inc. REIT	16	189
Camden National Corp.	4	188
Diamond Hill Investment Group, Inc.	1	187
Byline Bancorp, Inc.	7	187
United Fire Group, Inc.	6	186
International Money Express, Inc.*	9	185
KKR Real Estate Finance Trust, Inc. REIT	9	186
1st Source Corp.	4	185
HarborOne Bancorp, Inc.	13	182
SiriusPoint Ltd.*	24	180
Chatham Lodging Trust REIT*	13	179
Flushing Financial Corp.	8	179
Mercantile Bank Corp.	5	177
Great Southern Bancorp, Inc.	3	177
Bank of Marin Bancorp	5	175
Universal Health Realty Income Trust REIT	3	175
Peapack-Gladstone Financial Corp.	5	174
Midland States Bancorp, Inc.	6	173
First Financial Corp.	4	173
Northfield Bancorp, Inc.	12	172
Whitestone REIT — Class B	13	172
Ares Commercial Real Estate Corp. REIT	11	171
Cambridge Bancorp	2	170
Heritage Commerce Corp.	15	169
Community Trust Bancorp, Inc.	4	165
TrustCo Bank Corporation NY	5	160
Franklin Street Properties Corp. REIT	27	159
Saul Centers, Inc. REIT	3	158
Granite Point Mortgage Trust, Inc. REIT	14	156
CBTX, Inc.	5	155
Urstadt Biddle Properties, Inc. — Class A REIT	8	150
Southern Missouri Bancorp, Inc.	3	150
Indus Realty Trust, Inc. REIT	2	146
Dynex Capital, Inc. REIT[1]	9	146
Bank First Corp.	2	144
Douglas Elliman, Inc.	19	139
RE/MAX Holdings, Inc. — Class A	5	139
Coastal Financial Corp.*	3	137

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Financial - 10.2% (continued)
Farmers National Banc Corp.	8	$136
HCI Group, Inc.	2	136
CTO Realty Growth, Inc. REIT	2	133
MidWestOne Financial Group, Inc.	4	132
Arrow Financial Corp.	4	130
Equity Bancshares, Inc. — Class A	4	129
Seritage Growth Properties REIT*	10	127
Capstar Financial Holdings, Inc.	6	126
Franklin BSP Realty Trust, Inc. REIT	9	126
Ambac Financial Group, Inc.*	12	125
MVB Financial Corp.	3	125
RMR Group, Inc. — Class A	4	124
One Liberty Properties, Inc. REIT	4	123
Business First Bancshares, Inc.	5	122
Carter Bankshares, Inc.*	7	122
Financial Institutions, Inc.	4	121
HomeTrust Bancshares, Inc.	4	118
Metrocity Bankshares, Inc.	5	117
Orchid Island Capital, Inc. REIT	36	117
First of Long Island Corp.	6	117
GCM Grosvenor, Inc. — Class A	12	117
Waterstone Financial, Inc.	6	116
FRP Holdings, Inc.*	2	116
Bar Harbor Bankshares	4	115
Five Star Bancorp	4	113
American National Bankshares, Inc.	3	113
First Community Bankshares, Inc.	4	113
AssetMark Financial Holdings, Inc.*	5	111
Alerus Financial Corp.	4	111
Independent Bank Corp.	5	110
Merchants Bancorp	4	110
West BanCorp, Inc.	4	109
Mid Penn Bancorp, Inc.	4	107
CatchMark Timber Trust, Inc. — Class A REIT	13	107
Capital City Bank Group, Inc.	4	105
CNB Financial Corp.	4	105
Summit Financial Group, Inc.	4	102
SmartFinancial, Inc.	4	102
Southern First Bancshares, Inc.*	2	102
Old Second Bancorp, Inc.	7	102
Peoples Financial Services Corp.	2	101
Bridgewater Bancshares, Inc.*	6	100
Sierra Bancorp	4	100
Selectquote, Inc.*	35	98
Citizens & Northern Corp.	4	98
Regional Management Corp.	2	97
Civista Bancshares, Inc.	4	96
Farmland Partners, Inc. REIT	7	96
BRT Apartments Corp. REIT	4	96
Blue Foundry Bancorp*	7	95
Universal Insurance Holdings, Inc.	7	94
RBB Bancorp	4	94
Braemar Hotels & Resorts, Inc. REIT	15	93
First Bancorp, Inc.	3	90
Republic Bancorp, Inc. — Class A	2	90
Enact Holdings, Inc.	4	89
Oppenheimer Holdings, Inc. — Class A	2	87
Northrim BanCorp, Inc.	2	87
Oportun Financial Corp.*	6	86
First Internet Bancorp	2	86
Primis Financial Corp.	6	84
Sculptor Capital Management, Inc.*	6	84
Hersha Hospitality Trust REIT*	9	82
Home Bancorp, Inc.	2	82
Enterprise Bancorp, Inc.	2	80
South Plains Financial, Inc.	3	80
Spirit of Texas Bancshares, Inc.	3	79
EZCORP, Inc. — Class A*	13	78
Curo Group Holdings Corp.	6	78
Tiptree, Inc. — Class A	6	77
Blue Ridge Bankshares, Inc.	5	76
eHealth, Inc.*	6	75
Macatawa Bank Corp.	8	72
Amalgamated Financial Corp.	4	72
Great Ajax Corp. REIT	6	70
Guaranty Bancshares, Inc.	2	70
Orrstown Financial Services, Inc.	3	69
Postal Realty Trust, Inc. — Class A REIT	4	67
Provident Bancorp, Inc.	4	65
FS Bancorp, Inc.	2	62
Republic First Bancorp, Inc.*	12	62
Greenhill & Company, Inc.	4	62
AFC Gamma, Inc. REIT	3	57
PCSB Financial Corp.	3	57
First Bank/Hamilton NJ	4	57
Citizens, Inc.*	13	55
HBT Financial, Inc.	3	55
Donegal Group, Inc. — Class A	4	54
Luther Burbank Corp.	4	53
Red River Bancshares, Inc.	1	53
Atlanticus Holdings Corp.*	1	52
Heritage Insurance Holdings, Inc.	7	50
Greenlight Capital Re Ltd. — Class A*	7	50
Ocwen Financial Corp.*	2	48
Fidelity D&D Bancorp, Inc.	1	46
Capital Bancorp, Inc.	2	46
Maiden Holdings Ltd.*	18	43
Legacy Housing Corp.*	2	43
Ashford Hospitality Trust, Inc. REIT*	4	41
Pzena Investment Management, Inc. — Class A	5	40
Crawford & Co. — Class A	5	38
MetroMile, Inc.*	26	34
NI Holdings, Inc.*	2	34
Angel Oak Mortgage, Inc. REIT	2	33
Pioneer Bancorp, Inc.*	3	32
Clipper Realty, Inc. REIT	3	27
Trean Insurance Group, Inc.*	5	24
Third Coast Bancshares, Inc.*	1	23
GAMCO Investors, Inc. — Class A	1	22
Velocity Financial, Inc.*	2	22

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Financial - 10.2% (continued)
Fathom Holdings, Inc.*	2	$21
United Insurance Holdings Corp.	5	17
Retail Value, Inc. REIT	5	15
Finance of America Companies, Inc. — Class A*	5	15
Stronghold Digital Mining, Inc. — Class A*	2	12
Rafael Holdings, Inc. — Class B*	3	8
Home Point Capital, Inc.	2	6
Total Financial		169,409
Consumer, Non-cyclical - 10.2%
Avis Budget Group, Inc.*	11	2,896
Tenet Healthcare Corp.*	28	2,407
WillScot Mobile Mini Holdings Corp.*	56	2,191
Performance Food Group Co.*	40	2,036
Shockwave Medical, Inc.*	9	1,866
Inspire Medical Systems, Inc.*	7	1,797
Biohaven Pharmaceutical Holding Company Ltd.*	15	1,779
Omnicell, Inc.*	12	1,554
ASGN, Inc.*	13	1,517
Halozyme Therapeutics, Inc.*	37	1,476
HealthEquity, Inc.*	21	1,416
LHC Group, Inc.*	8	1,349
Medpace Holdings, Inc.*	8	1,309
Intellia Therapeutics, Inc.*	18	1,308
Intra-Cellular Therapies, Inc.*	21	1,285
Triton International Ltd.	18	1,263
Ensign Group, Inc.	14	1,260
iRhythm Technologies, Inc.*	8	1,260
AMN Healthcare Services, Inc.*	12	1,252
Arrowhead Pharmaceuticals, Inc.*	27	1,242
Option Care Health, Inc.*	42	1,200
CONMED Corp.	8	1,188
Helen of Troy Ltd.*	6	1,175
Herc Holdings, Inc.	7	1,170
LivaNova plc*	14	1,146
API Group Corp.*	53	1,115
Alkermes plc*	42	1,105
TriNet Group, Inc.*	11	1,082
Apellis Pharmaceuticals, Inc.*	21	1,067
STAAR Surgical Co.*	13	1,039
Insperity, Inc.	10	1,004
Lantheus Holdings, Inc.*	18	996
Korn Ferry	15	974
Sprouts Farmers Market, Inc.*	30	959
Blueprint Medicines Corp.*	15	958
Sanderson Farms, Inc.	5	937
Pacira BioSciences, Inc.*	12	916
Brink's Co.	13	884
Owens & Minor, Inc.	20	880
Arvinas, Inc.*	13	875
Progyny, Inc.*	17	874
Merit Medical Systems, Inc.*	13	865
Neogen Corp.*	28	864
R1 RCM, Inc.*	32	856
Simply Good Foods Co.*	22	835
ABM Industries, Inc.	18	829
Haemonetics Corp.*	13	822
Inari Medical, Inc.*	9	816
Fate Therapeutics, Inc.*	21	814
Beam Therapeutics, Inc.*	14	802
Alarm.com Holdings, Inc.*	12	798
NuVasive, Inc.*	14	794
Hostess Brands, Inc.*	36	790
AtriCure, Inc.*	12	788
ACADIA Pharmaceuticals, Inc.*	32	775
Cytokinetics, Inc.*	21	773
Celsius Holdings, Inc.*	14	773
Denali Therapeutics, Inc.*	24	772
BioCryst Pharmaceuticals, Inc.*	47	764
Karuna Therapeutics, Inc.*	6	761
Axonics, Inc.*	12	751
Lancaster Colony Corp.	5	746
Patterson Companies, Inc.	23	744
Twist Bioscience Corp.*	15	741
WD-40 Co.	4	733
Insmed, Inc.*	31	728
Integer Holdings Corp.*	9	725
PTC Therapeutics, Inc.*	19	709
Marathon Digital Holdings, Inc.*,1	25	699
EVERTEC, Inc.	17	696
Select Medical Holdings Corp.	29	696
Glaukos Corp.*	12	694
BellRing Brands, Inc.*	30	692
Prestige Consumer Healthcare, Inc.*	13	688
Amicus Therapeutics, Inc.*	69	653
Nevro Corp.*	9	651
John Wiley & Sons, Inc. — Class A	12	636
LiveRamp Holdings, Inc.*	17	636
J & J Snack Foods Corp.	4	620
United Natural Foods, Inc.*	15	620
Graham Holdings Co. — Class B	1	611
Cal-Maine Foods, Inc.	11	607
Primo Water Corp.	42	598
Ortho Clinical Diagnostics Holdings plc*	32	597
Corcept Therapeutics, Inc.*	25	563
Global Blood Therapeutics, Inc.*	16	554
Edgewell Personal Care Co.	15	550
CBIZ, Inc.*	13	546
Relay Therapeutics, Inc.*	18	539
Emergent BioSolutions, Inc.*	13	534
Myriad Genetics, Inc.*	21	529
Veracyte, Inc.*	19	524
IVERIC bio, Inc.*	31	522
Medifast, Inc.	3	512
Coca-Cola Consolidated, Inc.	1	497
Surgery Partners, Inc.*	9	496
Textainer Group Holdings Ltd.	13	495
Riot Blockchain, Inc.*,1	23	487
CareDx, Inc.*	13	481
Ironwood Pharmaceuticals, Inc. — Class A*	38	478
ICF International, Inc.	5	471
MEDNAX, Inc.*	20	470
Pacific Biosciences of California, Inc.*	51	464
Zentalis Pharmaceuticals, Inc.*	10	461
B&G Foods, Inc.[1]	17	459
Vericel Corp.*	12	459
Vector Group Ltd.	38	458

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Rent-A-Center, Inc.	18	$453
Covetrus, Inc.*	27	453
TreeHouse Foods, Inc.*	14	452
SpringWorks Therapeutics, Inc.*	8	452
Ligand Pharmaceuticals, Inc. — Class B*	4	450
Central Garden & Pet Co. — Class A*	11	448
Kforce, Inc.	6	444
Inter Parfums, Inc.	5	440
Coursera, Inc.*	19	438
Avanos Medical, Inc.*	13	435
PROG Holdings, Inc.*	15	432
Invitae Corp.*	53	422
Supernus Pharmaceuticals, Inc.*	13	420
NanoString Technologies, Inc.*	12	417
Heska Corp.*	3	415
Travere Therapeutics, Inc.*	16	412
Vir Biotechnology, Inc.*	16	412
Celldex Therapeutics, Inc.*	12	409
REVOLUTION Medicines, Inc.*	16	408
Agios Pharmaceuticals, Inc.*	14	408
Universal Corp.	7	406
Multiplan Corp.*	86	402
Andersons, Inc.	8	402
Xencor, Inc.*	15	400
Stride, Inc.*	11	400
Monro, Inc.	9	399
Strategic Education, Inc.	6	398
Amphastar Pharmaceuticals, Inc.*	11	395
Community Health Systems, Inc.*	33	392
Beauty Health Co.*	23	388
Adtalem Global Education, Inc.*	13	386
Tivity Health, Inc.*	12	386
Cerevel Therapeutics Holdings, Inc.*	11	385
Green Dot Corp. — Class A*	14	385
Kymera Therapeutics, Inc.*	9	381
Arcus Biosciences, Inc.*	12	379
ChemoCentryx, Inc.*	15	376
Addus HomeCare Corp.*	4	373
Silk Road Medical, Inc.*	9	372
Cassava Sciences, Inc.*	10	371
Prothena Corporation plc*	10	366
NeoGenomics, Inc.*	30	364
OPKO Health, Inc.*	105	361
Weis Markets, Inc.	5	357
Ingles Markets, Inc. — Class A	4	356
Enanta Pharmaceuticals, Inc.*	5	356
Revance Therapeutics, Inc.*	18	351
CoreCivic, Inc.*	31	346
ModivCare, Inc.*	3	346
Cutera, Inc.*	5	345
Editas Medicine, Inc.*	18	342
MGP Ingredients, Inc.	4	342
Repay Holdings Corp.*	23	340
Brookdale Senior Living, Inc. — Class A*	48	338
CorVel Corp.*	2	337
elf Beauty, Inc.*	13	336
TG Therapeutics, Inc.*	35	333
Krystal Biotech, Inc.*	5	333
Deluxe Corp.	11	333
REGENXBIO, Inc.*	10	332
Krispy Kreme, Inc.	22	327
Avid Bioservices, Inc.*	16	326
Turning Point Therapeutics, Inc.*	12	322
Cimpress plc*	5	318
Fulgent Genetics, Inc.*	5	312
Laureate Education, Inc. — Class A	26	308
AdaptHealth Corp.*	19	305
Dynavax Technologies Corp.*,1	28	303
Prometheus Biosciences, Inc.*	8	302
US Physical Therapy, Inc.	3	298
SpartanNash Co.	9	297
Madrigal Pharmaceuticals, Inc.*	3	294
Chefs' Warehouse, Inc.*	9	293
Harmony Biosciences Holdings, Inc.*	6	292
Axsome Therapeutics, Inc.*	7	290
TrueBlue, Inc.*	10	289
Meridian Bioscience, Inc.*	11	286
Bridgebio Pharma, Inc.*	28	284
Protagonist Therapeutics, Inc.*	12	284
First Advantage Corp.*	14	283
National Healthcare Corp.	4	281
Cytek Biosciences, Inc.*	26	280
Evo Payments, Inc. — Class A*	12	277
FibroGen, Inc.*	23	276
Huron Consulting Group, Inc.*	6	275
Kura Oncology, Inc.*	17	273
Castle Biosciences, Inc.*	6	269
RadNet, Inc.*	12	269
Vaxcyte, Inc.*	11	266
Crinetics Pharmaceuticals, Inc.*	12	263
National Beverage Corp.	6	261
MoneyGram International, Inc.*	24	253
2U, Inc.*	19	252
Intersect ENT, Inc.*	9	252
ImmunoGen, Inc.*	52	247
MannKind Corp.*	66	243
C4 Therapeutics, Inc.*	10	243
Cerus Corp.*	44	242
Morphic Holding, Inc.*	6	241
USANA Health Sciences, Inc.*	3	238
Natus Medical, Inc.*	9	237
Utz Brands, Inc.	16	237
Artivion, Inc.*	11	235
Quanterix Corp.*	8	234
Fresh Del Monte Produce, Inc.	9	233
LeMaitre Vascular, Inc.	5	232
Innoviva, Inc.*	12	232
Reata Pharmaceuticals, Inc. — Class A*	7	229
Accolade, Inc.*	13	228
Verve Therapeutics, Inc.*	10	228
Cardiovascular Systems, Inc.*	10	226
Senseonics Holdings, Inc.*	114	225
Aclaris Therapeutics, Inc.*	13	224
Anavex Life Sciences Corp.*,1	18	222
Nuvation Bio, Inc.*	42	221
Coherus Biosciences, Inc.*	17	219
Alphatec Holdings, Inc.*	19	218

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Keros Therapeutics, Inc.*	4	$217
OrthoPediatrics Corp.*	4	216
Catalyst Pharmaceuticals, Inc.*	26	216
AngioDynamics, Inc.*	10	215
Recursion Pharmaceuticals, Inc. — Class A*	30	215
Alector, Inc.*	15	214
Atara Biotherapeutics, Inc.*	23	214
Carriage Services, Inc. — Class A	4	213
Varex Imaging Corp.*	10	213
Syndax Pharmaceuticals, Inc.*	12	209
Perdoceo Education Corp.*	18	207
American Well Corp. — Class A*	49	206
SI-BONE, Inc.*	9	203
ACCO Brands Corp.	25	200
Bionano Genomics, Inc.*	77	199
Heidrick & Struggles International, Inc.	5	198
Lyell Immunopharma, Inc.*	39	197
Kelly Services, Inc. — Class A	9	195
Cross Country Healthcare, Inc.*	9	195
Arlo Technologies, Inc.*	22	195
Inovio Pharmaceuticals, Inc.*,1	54	194
iTeos Therapeutics, Inc.*	6	193
Sana Biotechnology, Inc.*	23	190
Fulcrum Therapeutics, Inc.*	8	189
Quanex Building Products Corp.	9	189
TransMedics Group, Inc.*	7	189
SP Plus Corp.*	6	188
Avidity Biosciences, Inc.*	10	185
Antares Pharma, Inc.*	45	185
Hanger, Inc.*	10	183
Collegium Pharmaceutical, Inc.*	9	183
Sorrento Therapeutics, Inc.*,1	78	182
Surmodics, Inc.*	4	181
Franklin Covey Co.*	4	181
Sangamo Therapeutics, Inc.*	31	180
Viad Corp.*	5	178
MaxCyte, Inc.*	25	175
Rocket Pharmaceuticals, Inc.*	11	174
Pulmonx Corp.*	7	174
PetIQ, Inc.*	7	171
Vanda Pharmaceuticals, Inc.*	15	170
Forrester Research, Inc.*	3	169
CRA International, Inc.	2	169
Seer, Inc.*	11	168
I3 Verticals, Inc. — Class A*	6	167
John B Sanfilippo & Son, Inc.	2	167
Kezar Life Sciences, Inc.*	10	166
Allogene Therapeutics, Inc.*	18	164
Duckhorn Portfolio, Inc.*	9	164
Chinook Therapeutics, Inc.*	10	164
Orthofix Medical, Inc.*	5	163
BrightView Holdings, Inc.*	12	163
Transcat, Inc.*	2	162
Vivint Smart Home, Inc.*	24	162
Inogen, Inc.*	5	162
Arcturus Therapeutics Holdings, Inc.*	6	162
Ocugen, Inc.*,1	49	162
Vaxart, Inc.*,1	32	161
Aaron's Company, Inc.	8	161
National Research Corp. — Class A	4	159
Butterfly Network, Inc.*,1	33	157
Inhibrx, Inc.*	7	156
Barrett Business Services, Inc.	2	155
Theravance Biopharma, Inc.*	16	153
Treace Medical Concepts, Inc.*	8	151
Tattooed Chef, Inc.*	12	151
Instil Bio, Inc.*	14	150
Eagle Pharmaceuticals, Inc.*	3	148
AnaptysBio, Inc.*	6	148
Cass Information Systems, Inc.	4	148
Erasca, Inc.*	17	146
Calavo Growers, Inc.	4	146
Cara Therapeutics, Inc.*	12	146
PMV Pharmaceuticals, Inc.*	7	146
ViewRay, Inc.*	37	145
Tootsie Roll Industries, Inc.	4	144
WW International, Inc.*	14	143
Heron Therapeutics, Inc.*	25	143
Agenus, Inc.*	58	143
Joint Corp.*	4	142
MacroGenics, Inc.*	16	141
Karyopharm Therapeutics, Inc.*	19	140
Gossamer Bio, Inc.*	16	139
Endo International plc*	60	139
Hackett Group, Inc.	6	138
Rhythm Pharmaceuticals, Inc.*	12	138
Rigel Pharmaceuticals, Inc.*	46	138
Resources Connection, Inc.	8	137
MiMedx Group, Inc.*	29	137
Turning Point Brands, Inc.	4	136
Replimune Group, Inc.*	8	136
Affimed N.V.*	31	135
Seres Therapeutics, Inc.*	19	135
Arcutis Biotherapeutics, Inc.*	7	135
Paya Holdings, Inc.*	23	135
RAPT Therapeutics, Inc.*	6	132
Central Garden & Pet Co.*	3	132
Bright Health Group, Inc.*	68	131
Pennant Group, Inc.*	7	130
Ennis, Inc.	7	129
OraSure Technologies, Inc.*	19	129
Agiliti, Inc.*	6	127
Mission Produce, Inc.*	10	127
Absci Corp.*	15	126
Nurix Therapeutics, Inc.*	9	126
Atea Pharmaceuticals, Inc.*	17	123
NGM Biopharmaceuticals, Inc.*	8	122
Athira Pharma, Inc.*	9	121
LifeStance Health Group, Inc.*	12	121
Caribou Biosciences, Inc.*	13	119
Albireo Pharma, Inc.*	4	119
Radius Health, Inc.*	13	115
Honest Company, Inc.*	22	115
Intercept Pharmaceuticals, Inc.*	7	114
Design Therapeutics, Inc.*	7	113
MeiraGTx Holdings plc*	8	111
Provention Bio, Inc.*	15	110
Custom Truck One Source, Inc.*	13	109
Geron Corp.*	80	109
Amneal Pharmaceuticals, Inc.*	26	108
Relmada Therapeutics, Inc.*	4	108
Vectrus, Inc.*	3	108
Y-mAbs Therapeutics, Inc.*	9	107

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
American Public Education, Inc.*	5	$106
4D Molecular Therapeutics, Inc.*	7	106
Sterling Check Corp.*	4	106
Stoke Therapeutics, Inc.*	5	105
Inotiv, Inc.*	4	105
Bioxcel Therapeutics, Inc.*	5	105
Scholar Rock Holding Corp.*	8	103
Seneca Foods Corp. — Class A*	2	103
2seventy bio, Inc.*	6	102
Mind Medicine MindMed, Inc.*,1	91	101
Evolus, Inc.*	9	101
ImmunityBio, Inc.*,1	18	101
Tactile Systems Technology, Inc.*	5	101
Ideaya Biosciences, Inc.*	9	101
Anika Therapeutics, Inc.*	4	100
Aerie Pharmaceuticals, Inc.*	11	100
Adicet Bio, Inc.*	5	100
22nd Century Group, Inc.*	43	100
Phibro Animal Health Corp. — Class A	5	100
Akero Therapeutics, Inc.*	7	99
Ocular Therapeutix, Inc.*	20	99
Bioventus, Inc. — Class A*	7	99
Sutro Biopharma, Inc.*	12	99
SeaSpine Holdings Corp.*	8	97
Edgewise Therapeutics, Inc.*	10	97
AppHarvest, Inc.*	18	97
Omeros Corp.*	16	96
Marinus Pharmaceuticals, Inc.*	10	94
Deciphera Pharmaceuticals, Inc.*	10	93
Landec Corp.*	8	93
Berkeley Lights, Inc.*	13	92
SIGA Technologies, Inc.*	13	92
Willdan Group, Inc.*	3	92
Praxis Precision Medicines, Inc.*	9	92
Tejon Ranch Co.*	5	91
Utah Medical Products, Inc.	1	90
iRadimed Corp.	2	90
European Wax Center, Inc. — Class A*	3	89
KalVista Pharmaceuticals, Inc.*	6	88
DermTech, Inc.*,1	6	88
Bluebird Bio, Inc.*	18	87
Chimerix, Inc.*	19	87
ALX Oncology Holdings, Inc.*	5	84
ANI Pharmaceuticals, Inc.*	3	84
Forma Therapeutics Holdings, Inc.*	9	84
Vapotherm, Inc.*	6	83
Veru, Inc.*	17	82
Personalis, Inc.*	10	82
Phathom Pharmaceuticals, Inc.*	6	82
VBI Vaccines, Inc.*,1	49	81
Generation Bio Co.*	11	81
Kiniksa Pharmaceuticals Ltd. — Class A*	8	80
Accuray, Inc.*	24	79
Axogen, Inc.*	10	79
Kinnate Biopharma, Inc.*	7	79
Oramed Pharmaceuticals, Inc.*	9	78
Dyne Therapeutics, Inc.*	8	77
DICE Therapeutics, Inc.*	4	76
Organogenesis Holdings, Inc.*	10	76
Foghorn Therapeutics, Inc.*	5	76
G1 Therapeutics, Inc.*	10	76
Mersana Therapeutics, Inc.*	19	76
Cogent Biosciences, Inc.*	10	75
Eiger BioPharmaceuticals, Inc.*	9	75
Vital Farms, Inc.*	6	74
Village Super Market, Inc. — Class A	3	74
Cullinan Oncology, Inc.*	7	73
EyePoint Pharmaceuticals, Inc.*	6	73
Kronos Bio, Inc.*	10	72
Whole Earth Brands, Inc.*	10	72
Vera Therapeutics, Inc.*	3	70
PROCEPT BioRobotics Corp.*	2	70
Kodiak Sciences, Inc.*	9	69
BioLife Solutions, Inc.*	3	68
Altimmune, Inc.*	11	67
Rubius Therapeutics, Inc.*	12	66
Arbutus Biopharma Corp.*	22	66
Verastem, Inc.*	46	65
VistaGen Therapeutics, Inc.*	51	63
Harvard Bioscience, Inc.*	10	62
Alta Equipment Group, Inc.*	5	62
Jounce Therapeutics, Inc.*	9	61
Spero Therapeutics, Inc.*	7	61
Immunovant, Inc.*	11	61
Clovis Oncology, Inc.*	30	61
HF Foods Group, Inc.*	9	60
Avita Medical, Inc.*	7	59
Talaris Therapeutics, Inc.*	6	59
Apyx Medical Corp.*	9	59
Limoneira Co.	4	59
Acacia Research Corp.*	13	59
Imago Biosciences, Inc.*	3	58
Aldeyra Therapeutics, Inc.*	13	58
Allakos, Inc.*	10	57
Immunic, Inc.*	5	56
Cymabay Therapeutics, Inc.*	18	56
XOMA Corp.*	2	56
Spectrum Pharmaceuticals, Inc.*	43	55
ShotSpotter, Inc.*	2	55
Aerovate Therapeutics, Inc.*	3	55
CorMedix, Inc.*	10	55
Curis, Inc.*	23	55
Nathan's Famous, Inc.	1	54
Allovir, Inc.*	8	54
Viking Therapeutics, Inc.*	18	54
Citius Pharmaceuticals, Inc.*	30	54
IGM Biosciences, Inc.*	2	53
Precigen, Inc.*	25	53
Applied Molecular Transport, Inc.*	7	53
ClearPoint Neuro, Inc.*	5	52
Lineage Cell Therapeutics, Inc.*	33	51
Nature's Sunshine Products, Inc.*	3	50
Tarsus Pharmaceuticals, Inc.*	3	50
Udemy, Inc.*	4	50
InfuSystem Holdings, Inc.*	5	49

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Stereotaxis, Inc.*	13	$48
CytomX Therapeutics, Inc.*	18	48
SOC Telemed, Inc.*	16	48
Viracta Therapeutics, Inc.*	10	48
Tenaya Therapeutics, Inc.*	4	47
Nkarta, Inc.*	4	46
Gritstone bio, Inc.*,1	11	45
Viemed Healthcare, Inc.*	9	45
Aura Biosciences, Inc.*	2	44
Akoya Biosciences, Inc.*	4	44
UroGen Pharma Ltd.*	5	44
Janux Therapeutics, Inc.*	3	43
ORIC Pharmaceuticals, Inc.*	8	43
Ikena Oncology, Inc.*	7	43
Eargo, Inc.*	8	42
Monte Rosa Therapeutics, Inc.*	3	42
Pliant Therapeutics, Inc.*	6	42
Nuvalent, Inc. — Class A*	3	42
Outlook Therapeutics, Inc.*	23	41
Ventyx Biosciences, Inc.*	3	41
KemPharm, Inc.*	8	40
Durect Corp.*	60	40
Precision BioSciences, Inc.*	13	40
Lexicon Pharmaceuticals, Inc.*	19	40
CEL-SCI Corp.*	10	39
Natural Grocers by Vitamin Cottage, Inc.	2	39
TherapeuticsMD, Inc.*	103	39
Humanigen, Inc.*	13	39
Taysha Gene Therapies, Inc.*	6	39
Cue Biopharma, Inc.*	8	39
Asensus Surgical, Inc.*	62	39
Atossa Therapeutics, Inc.*	31	39
Paratek Pharmaceuticals, Inc.*	13	39
Century Therapeutics, Inc.*	3	38
Zynex, Inc.	6	37
Homology Medicines, Inc.*	12	36
Alaunos Therapeutics, Inc.*	55	36
Poseida Therapeutics, Inc.*	8	36
Sientra, Inc.*	16	36
9 Meters Biopharma, Inc.*	59	35
CytoSorbents Corp.*	11	35
Oyster Point Pharma, Inc.*	3	35
Theseus Pharmaceuticals, Inc.*	3	35
XBiotech, Inc.	4	35
Molecular Templates, Inc.*	10	34
Rent the Runway, Inc. — Class A*,1	5	34
Aveanna Healthcare Holdings, Inc.*	10	34
Paragon 28, Inc.*	2	33
Akebia Therapeutics, Inc.*	46	33
Athersys, Inc.*	54	33
Esperion Therapeutics, Inc.*	7	32
Tyra Biosciences, Inc.*	3	32
Innovage Holding Corp.*	5	32
ChromaDex Corp.*	13	32
Sesen Bio, Inc.*	53	32
Passage Bio, Inc.*	10	31
Cortexyme, Inc.*	5	31
Werewolf Therapeutics, Inc.*	7	31
Vor BioPharma, Inc.*	5	30
Adverum Biotechnologies, Inc.*	23	30
Shattuck Labs, Inc.*	7	30
Olema Pharmaceuticals, Inc.*	7	30
Day One Biopharmaceuticals, Inc.*	3	30
Remitly Global, Inc.*	3	30
Selecta Biosciences, Inc.*	24	30
SQZ Biotechnologies Co.*	6	29
Akouos, Inc.*	6	28
Entrada Therapeutics, Inc.*	3	28
Icosavax, Inc.*	4	28
Celcuity, Inc.*	3	28
Ardelyx, Inc.*	26	28
Alpha Teknova, Inc.*	2	28
Epizyme, Inc.*	24	28
AirSculpt Technologies, Inc.*	2	27
Adagio Therapeutics, Inc.*,1	6	27
Infinity Pharmaceuticals, Inc.*	24	27
Fortress Biotech, Inc.*	20	27
Evelo Biosciences, Inc.*	8	27
Alpine Immune Sciences, Inc.*	3	27
Vita Coco Company, Inc.*,1	3	27
Biomea Fusion, Inc.*	6	27
Tonix Pharmaceuticals Holding Corp.*	116	27
Surface Oncology, Inc.*	9	26
AquaBounty Technologies, Inc.*	14	26
Cue Health, Inc.*,1	4	26
Graphite Bio, Inc.*	5	25
Aeglea BioTherapeutics, Inc.*	11	25
Quotient Ltd.*	21	25
PAVmed, Inc.*	19	25
Codiak Biosciences, Inc.*	4	25
BioAtla, Inc.*	5	25
Harpoon Therapeutics, Inc.*	5	25
Cardiff Oncology, Inc.*	10	25
RxSight, Inc.*	2	25
iBio, Inc.*	57	24
Verrica Pharmaceuticals, Inc.*	3	24
Exagen, Inc.*	3	24
WaVe Life Sciences Ltd.*	12	24
Ampio Pharmaceuticals, Inc.*	51	24
Oncocyte Corp.*	16	24
Retractable Technologies, Inc.*	5	24
Trevena, Inc.*	43	24
Clene, Inc.*	6	24
Magenta Therapeutics, Inc.*	8	23
Puma Biotechnology, Inc.*	8	23
Atreca, Inc. — Class A*	7	22
TCR2 Therapeutics, Inc.*	8	22
Mirum Pharmaceuticals, Inc.*	1	22
Annexon, Inc.*	8	22
Seelos Therapeutics, Inc.*	26	22
Neuronetics, Inc.*	7	21
Xilio Therapeutics, Inc.*	3	21
NexImmune, Inc.*	5	21
NewAge, Inc.*	36	21
StoneMor, Inc.*	8	21
Prelude Therapeutics, Inc.*	3	21
Emerald Holding, Inc.*	6	20
Rain Therapeutics, Inc.*	4	20
Vincerx Pharma, Inc.*	5	20
Aspira Women's Health, Inc.*	19	20
Greenwich Lifesciences, Inc.*	1	20
Pulse Biosciences, Inc.*	4	19
Immuneering Corp. — Class A*	3	19

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Solid Biosciences, Inc.*	16	$19
Mustang Bio, Inc.*	19	19
HireQuest, Inc.	1	19
Athenex, Inc.*	23	19
Singular Genomics Systems, Inc.*	3	19
Kala Pharmaceuticals, Inc.*	13	18
Syros Pharmaceuticals, Inc.*	15	18
Silverback Therapeutics, Inc.*	5	18
Priority Technology Holdings, Inc.*	3	17
Summit Therapeutics, Inc.*	7	17
Frequency Therapeutics, Inc.*	8	17
Neoleukin Therapeutics, Inc.*	9	17
MEI Pharma, Inc.*	28	17
Eliem Therapeutics, Inc.*	2	17
Oncternal Therapeutics, Inc.*	12	17
Black Diamond Therapeutics, Inc.*	6	17
Bolt Biotherapeutics, Inc.*	6	16
NeuroPace, Inc.*	2	16
Brooklyn ImmunoTherapeutics, Inc.*	8	16
Inozyme Pharma, Inc.*	4	16
Revlon, Inc. — Class A*	2	16
Team, Inc.*	7	15
GT Biopharma, Inc.*	5	14
Rallybio Corp.*	2	14
Sensei Biotherapeutics, Inc.*	6	14
Zevia PBC — Class A*	3	14
Rapid Micro Biosystems, Inc. — Class A*	2	14
Avrobio, Inc.*	10	13
Beyondspring, Inc.*	6	13
Portage Biotech, Inc.*	2	13
Accelerate Diagnostics, Inc.*	9	13
Aligos Therapeutics, Inc.*	6	13
Angion Biomedica Corp.*	6	13
Thorne HealthTech, Inc.*	2	13
Invacare Corp.*	9	13
Omega Therapeutics, Inc.*	2	12
Cadiz, Inc.*	6	12
Pyxis Oncology, Inc.*	3	12
CVRx, Inc.*	2	12
Terns Pharmaceuticals, Inc.*	4	12
Acumen Pharmaceuticals, Inc.*	3	12
Avalo Therapeutics, Inc.*	16	12
Hookipa Pharma, Inc.*,1	5	11
89bio, Inc.*	3	11
Codex DNA, Inc.*	2	11
Applied Therapeutics, Inc.*	5	11
IsoPlexis Corp.*	3	10
Finch Therapeutics Group, Inc.*	2	10
Kaleido Biosciences, Inc.*	6	10
Oncorus, Inc.*	5	9
Gemini Therapeutics, Inc.*	6	8
Cyteir Therapeutics, Inc.*	2	8
Laird Superfood, Inc.*	2	7
Acutus Medical, Inc.*	5	7
Impel Neuropharma, Inc.*	1	6
Reneo Pharmaceuticals, Inc.*	2	6
Sigilon Therapeutics, Inc.*	4	6
Talis Biomedical Corp.*	4	6
Biodesix, Inc.*	3	5
Ontrak, Inc.*	2	5
Forte Biosciences, Inc.*	3	4
Spruce Biosciences, Inc.*	2	4
Sera Prognostics, Inc. — Class A*	1	4
Lucid Diagnostics, Inc.*	1	3
Landos Biopharma, Inc.*	2	3
Greenlane Holdings, Inc. — Class A*	5	3
MiNK Therapeutics, Inc.*	1	2
Total Consumer, Non-cyclical		168,529
Industrial - 5.6%
Tetra Tech, Inc.	14	2,309
II-VI, Inc.*	28	2,030
Chart Industries, Inc.*	10	1,718
Saia, Inc.*	7	1,707
EMCOR Group, Inc.	14	1,577
Exponent, Inc.	14	1,513
Evoqua Water Technologies Corp.*	31	1,456
RBC Bearings, Inc.*	7	1,357
Matson, Inc.	11	1,327
Simpson Manufacturing Company, Inc.	12	1,308
Novanta, Inc.*	9	1,281
UFP Industries, Inc.	16	1,234
Atkore, Inc.*	12	1,181
Casella Waste Systems, Inc. — Class A*	13	1,139
Zurn Water Solutions Corp.	32	1,133
GATX Corp.	9	1,110
Fluor Corp.*	37	1,062
Fabrinet*	10	1,051
Applied Industrial Technologies, Inc.	10	1,027
Franklin Electric Company, Inc.	12	997
Watts Water Technologies, Inc. — Class A	7	977
Summit Materials, Inc. — Class A*	31	963
SPX FLOW, Inc.	11	948
John Bean Technologies Corp.	8	948
Bloom Energy Corp. — Class A*	37	894
Advanced Energy Industries, Inc.	10	861
Cactus, Inc. — Class A	15	851
Hillenbrand, Inc.	19	839
Welbilt, Inc.*	35	831
EnerSys	11	820
Mueller Industries, Inc.	15	813
Comfort Systems USA, Inc.	9	801
Badger Meter, Inc.	8	798
Aerojet Rocketdyne Holdings, Inc.*	20	787
Dycom Industries, Inc.*	8	762
Arcosa, Inc.	13	744
Helios Technologies, Inc.	9	722
Moog, Inc. — Class A	8	703
Hub Group, Inc. — Class A*	9	695
Boise Cascade Co.	10	695
Atlas Air Worldwide Holdings, Inc.*	8	691
Trinity Industries, Inc.	20	687
Sanmina Corp.*	17	687

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Industrial - 5.6% (continued)
Vishay Intertechnology, Inc.	35	$686
Forward Air Corp.	7	684
Albany International Corp. — Class A	8	674
Golar LNG Ltd.*	27	669
AAON, Inc.	12	669
Belden, Inc.	12	665
Altra Industrial Motion Corp.	17	662
Werner Enterprises, Inc.	16	656
Kratos Defense & Security Solutions, Inc.*	32	655
Terex Corp.	18	642
Itron, Inc.*	12	632
Kennametal, Inc.	22	629
SPX Corp.*	12	593
Kadant, Inc.	3	583
Plexus Corp.*	7	573
Encore Wire Corp.	5	570
AeroVironment, Inc.*	6	565
ArcBest Corp.	7	563
Brady Corp. — Class A	12	555
Energizer Holdings, Inc.	18	554
O-I Glass, Inc.*	41	540
Federal Signal Corp.	16	540
Masonite International Corp.*	6	534
Mueller Water Products, Inc. — Class A	41	530
Materion Corp.	6	514
GrafTech International Ltd.	53	510
Air Transport Services Group, Inc.*	15	502
Knowles Corp.*	23	495
ESCO Technologies, Inc.	7	490
EnPro Industries, Inc.	5	489
JELD-WEN Holding, Inc.*	24	487
Barnes Group, Inc.	12	482
Lindsay Corp.	3	471
CSW Industrials, Inc.	4	470
Worthington Industries, Inc.	9	463
Greif, Inc. — Class A	7	455
AAR Corp.*	9	436
Alamo Group, Inc.	3	431
Triumph Group, Inc.*	17	430
OSI Systems, Inc.*	5	426
Vicor Corp.*	6	423
Proto Labs, Inc.*	8	423
TTM Technologies, Inc.*	28	415
Greenbrier Companies, Inc.	8	412
NV5 Global, Inc.*	3	400
Tennant Co.	5	394
Granite Construction, Inc.	12	394
Gibraltar Industries, Inc.*	9	386
CryoPort, Inc.*	11	384
US Ecology, Inc.*	8	383
MYR Group, Inc.*	4	376
Montrose Environmental Group, Inc.*	7	371
Cornerstone Building Brands, Inc.*	15	365
TriMas Corp.	11	353
Enerpac Tool Group Corp.	16	350
AZZ, Inc.	7	338
Primoris Services Corp.	14	333
Apogee Enterprises, Inc.	7	332
SFL Corporation Ltd.	32	326
Kaman Corp.	7	304
Standex International Corp.	3	300
GoPro, Inc. — Class A*	35	299
Columbus McKinnon Corp.	7	297
PGT Innovations, Inc.*	16	288
Ichor Holdings Ltd.*	8	285
Marten Transport Ltd.	16	284
CTS Corp.	8	283
Sturm Ruger & Company, Inc.	4	279
Scorpio Tankers, Inc.[1]	13	278
Frontline Ltd.*	31	273
Blink Charging Co.*	10	264
TimkenSteel Corp.*	12	263
FARO Technologies, Inc.*	5	260
Matthews International Corp. — Class A	8	259
Astec Industries, Inc.	6	258
Xometry, Inc. — Class A*	7	257
Harsco Corp.*	21	257
Costamare, Inc.	15	256
Mesa Laboratories, Inc.	1	255
American Woodmark Corp.*	5	245
Griffon Corp.	12	240
Great Lakes Dredge & Dock Corp.*	17	239
International Seaways, Inc.	13	234
Benchmark Electronics, Inc.	9	225
Energy Recovery, Inc.*	11	222
Gorman-Rupp Co.	6	215
DHT Holdings, Inc.	37	215
Genco Shipping & Trading Ltd.	9	213
Construction Partners, Inc. — Class A*	8	209
MicroVision, Inc.*	44	205
Eagle Bulk Shipping, Inc.	3	204
Ranpak Holdings Corp.*	10	204
Smith & Wesson Brands, Inc.	13	197
Myers Industries, Inc.	9	194
nLight, Inc.*	11	191
Sterling Construction Company, Inc.*	7	188
Insteel Industries, Inc.	5	185
Heartland Express, Inc.	13	183
Ryerson Holding Corp.	5	175
Chase Corp.	2	174
Haynes International, Inc.	4	170
Hydrofarm Holdings Group, Inc.*	11	167
Napco Security Technologies, Inc.*	8	164
Argan, Inc.	4	162
Ducommun, Inc.*	3	157
Heritage-Crystal Clean, Inc.*	5	148
Thermon Group Holdings, Inc.*	9	146
Stoneridge, Inc.*	7	145
Manitowoc Company, Inc.*	9	136
DXP Enterprises, Inc.*	5	135
CIRCOR International, Inc.*	5	133
UFP Technologies, Inc.*	2	132
Dorian LPG Ltd.	9	130
Omega Flex, Inc.	1	130
Greif, Inc. — Class B	2	128
Babcock & Wilcox Enterprises, Inc.*	15	122

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Industrial - 5.6% (continued)
Kimball Electronics, Inc.*	6	$120
Tutor Perini Corp.*	11	119
Luxfer Holdings plc	7	118
Modine Manufacturing Co.*	13	117
AMMO, Inc.*,1	24	115
PureCycle Technologies, Inc.*	14	112
Daseke, Inc.*	11	111
Pactiv Evergreen, Inc.	11	111
Comtech Telecommunications Corp.	7	110
Latham Group, Inc.*	8	106
Centrus Energy Corp. — Class A*	3	101
Hyster-Yale Materials Handling, Inc.	3	100
Identiv, Inc.*	6	97
Vishay Precision Group, Inc.*	3	96
Nordic American Tankers Ltd.	45	96
908 Devices, Inc.*	5	95
Yellow Corp.*	13	91
Astronics Corp.*	7	91
Meta Materials, Inc.*	54	90
Allied Motion Technologies, Inc.	3	90
Turtle Beach Corp.*	4	85
Akoustis Technologies, Inc.*,1	13	84
Tredegar Corp.	7	84
Teekay Tankers Ltd. — Class A*	6	83
Safe Bulkers, Inc.	17	81
IES Holdings, Inc.*	2	80
Eastman Kodak Co.*	12	79
National Presto Industries, Inc.	1	77
Olympic Steel, Inc.	2	77
Northwest Pipe Co.*	3	76
Pure Cycle Corp.*	6	72
Fluidigm Corp.*	20	72
PAM Transportation Services, Inc.*	2	69
View, Inc.*	37	68
Park Aerospace Corp.	5	65
Covenant Logistics Group, Inc. — Class A	3	65
Radiant Logistics, Inc.*	10	64
Caesarstone Ltd.	6	63
Luna Innovations, Inc.*	8	62
Teekay Corp.*	19	60
Atlas Technical Consultants, Inc.*	5	60
NVE Corp.	1	54
American Superconductor Corp.*	7	53
Kopin Corp.*	21	53
American Outdoor Brands, Inc.*	4	53
CECO Environmental Corp.*	9	49
Cadre Holdings, Inc.	2	49
AerSale Corp.*	3	47
Concrete Pumping Holdings, Inc.*	7	47
INNOVATE Corp.*	12	44
Park-Ohio Holdings Corp.	3	42
Byrna Technologies, Inc.*	5	41
Universal Logistics Holdings, Inc.	2	40
Karat Packaging, Inc.*	2	40
Powell Industries, Inc.	2	39
Lawson Products, Inc.*	1	38
Sight Sciences, Inc.*	3	35
Mistras Group, Inc.*	5	33
Iteris, Inc.*	11	33
Willis Lease Finance Corp.*	1	32
NN, Inc.*	11	32
Sharps Compliance Corp.*	5	30
Mayville Engineering Company, Inc.*	3	28
US Xpress Enterprises, Inc. — Class A*	7	27
AgEagle Aerial Systems, Inc.*	18	21
NL Industries, Inc.	2	14
Total Industrial		92,113
Consumer, Cyclical - 5.5%
AMC Entertainment Holdings, Inc. — Class A*,1	136	3,351
BJ's Wholesale Club Holdings, Inc.*	36	2,434
Macy's, Inc.	80	1,949
Texas Roadhouse, Inc. — Class A	19	1,591
WESCO International, Inc.*	12	1,562
Scientific Games Corp. — Class A*	25	1,469
Murphy USA, Inc.	6	1,200
Hilton Grand Vacations, Inc.*	23	1,196
Avient Corp.	24	1,152
Crocs, Inc.*	15	1,146
Fox Factory Holding Corp.*	11	1,077
Goodyear Tire & Rubber Co.*	73	1,043
Adient plc*	25	1,019
Signet Jewelers Ltd.	14	1,018
SeaWorld Entertainment, Inc.*	13	968
Asbury Automotive Group, Inc.*	6	961
Sonos, Inc.*	34	959
National Vision Holdings, Inc.*	22	959
Papa John's International, Inc.	9	948
Wingstop, Inc.	8	939
Resideo Technologies, Inc.*	38	905
Beacon Roofing Supply, Inc.*	15	889
Taylor Morrison Home Corp. — Class A*	32	871
Academy Sports & Outdoors, Inc.	21	827
Steven Madden Ltd.	21	811
Meritage Homes Corp.*	10	792
Skyline Champion Corp.*	14	768
Visteon Corp.*	7	764
Boot Barn Holdings, Inc.*	8	758
UniFirst Corp.	4	737
Callaway Golf Co.*	31	726
Cracker Barrel Old Country Store, Inc.	6	712
FirstCash Holdings, Inc.	10	703
MillerKnoll, Inc.	20	691
American Eagle Outfitters, Inc.[1]	41	689
KB Home	21	680
Red Rock Resorts, Inc. — Class A	14	680
Shake Shack, Inc. — Class A*	10	679
Group 1 Automotive, Inc.	4	671
Dana, Inc.	38	668
Dorman Products, Inc.*	7	665
Gentherm, Inc.*	9	657

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Cyclical - 5.5% (continued)
Allegiant Travel Co. — Class A*	4	$649
Nikola Corp.*,1	60	643
International Game Technology plc	26	642
Meritor, Inc.*	18	640
LCI Industries	6	623
Nu Skin Enterprises, Inc. — Class A	13	622
Bed Bath & Beyond, Inc.*	27	608
ODP Corp.*	13	596
LGI Homes, Inc.*	6	586
Madison Square Garden Entertainment Corp.*	7	583
Tri Pointe Homes, Inc.*	29	582
Kontoor Brands, Inc.	14	579
KAR Auction Services, Inc.*	32	578
Spirit Airlines, Inc.*	26	569
MDC Holdings, Inc.	15	568
Jack in the Box, Inc.	6	561
Rush Enterprises, Inc. — Class A	11	560
Fisker, Inc.*,1	43	555
PriceSmart, Inc.	7	552
GMS, Inc.*	11	548
Dave & Buster's Entertainment, Inc.*	11	540
Vista Outdoor, Inc.*	15	535
Veritiv Corp.*	4	534
Cannae Holdings, Inc.*	22	526
Installed Building Products, Inc.	6	507
Bloomin' Brands, Inc.	23	505
Cinemark Holdings, Inc.*	29	501
Wolverine World Wide, Inc.	22	496
Everi Holdings, Inc.*	23	483
Cavco Industries, Inc.*	2	482
Lions Gate Entertainment Corp. — Class B*	32	481
Abercrombie & Fitch Co. — Class A*	15	480
Cheesecake Factory, Inc.*	12	478
Brinker International, Inc.*	12	458
Sally Beauty Holdings, Inc.*	29	453
Urban Outfitters, Inc.*	18	452
iRobot Corp.*	7	444
World Fuel Services Corp.	16	433
Methode Electronics, Inc.	10	433
Winnebago Industries, Inc.	8	432
Century Communities, Inc.	8	428
HNI Corp.	11	407
SkyWest, Inc.*	13	375
Healthcare Services Group, Inc.	20	372
Acushnet Holdings Corp.	9	362
Oxford Industries, Inc.	4	362
Patrick Industries, Inc.	6	362
M/I Homes, Inc.*	8	355
H&E Equipment Services, Inc.	8	348
Franchise Group, Inc.	8	332
Tenneco, Inc. — Class A*	18	330
Clean Energy Fuels Corp.*	41	326
Shyft Group, Inc.	9	325
G-III Apparel Group Ltd.*	12	325
La-Z-Boy, Inc.	12	316
Dine Brands Global, Inc.	4	312
Big Lots, Inc.	9	311
Camping World Holdings, Inc. — Class A1	11	307
Sleep Number Corp.*	6	304
Malibu Boats, Inc. — Class A*	5	290
Liberty Media Corporation-Liberty Braves — Class C*	10	279
Bally's Corp.*	9	277
Steelcase, Inc. — Class A	23	275
Dillard's, Inc. — Class A	1	268
IMAX Corp.*	14	265
Buckle, Inc.	8	264
XPEL, Inc.*	5	263
Monarch Casino & Resort, Inc.*	3	262
Hawaiian Holdings, Inc.*	13	256
Sonic Automotive, Inc. — Class A	6	255
Genesco, Inc.*	4	255
Tupperware Brands Corp.*	13	253
Lions Gate Entertainment Corp. — Class A*	15	244
ScanSource, Inc.*	7	243
Denny's Corp.*	17	243
MarineMax, Inc.*	6	242
Guess?, Inc.[1]	11	240
Sun Country Airlines Holdings, Inc.*	9	236
American Axle & Manufacturing Holdings, Inc.*	30	233
Golden Entertainment, Inc.*	4	232
Zumiez, Inc.*	6	229
Winmark Corp.	1	220
Lovesac Co.*	4	216
Designer Brands, Inc. — Class A*	16	216
Standard Motor Products, Inc.	5	216
Douglas Dynamics, Inc.	6	208
Aspen Aerogels, Inc.*	6	207
Titan International, Inc.*	14	206
Ruth's Hospitality Group, Inc.	9	206
Interface, Inc. — Class A	15	204
Arko Corp.	22	200
Children's Place, Inc.*	4	197
Movado Group, Inc.	5	195
Caleres, Inc.	10	193
Wabash National Corp.	13	193
Accel Entertainment, Inc.*	15	183
Hibbett, Inc.	4	177
Portillo's, Inc. — Class A*	7	172
TravelCenters of America, Inc.*	4	172
BJ's Restaurants, Inc.*	6	170
Titan Machinery, Inc.*	6	170
America's Car-Mart, Inc.*	2	161
Workhorse Group, Inc.*	32	160
Life Time Group Holdings, Inc.*	11	160
Clarus Corp.	7	160
Green Brick Partners, Inc.*	8	158
PC Connection, Inc.	3	157
Ethan Allen Interiors, Inc.	6	156
PetMed Express, Inc.	6	155
A-Mark Precious Metals, Inc.	2	155
Canoo, Inc.*	28	154
Chico's FAS, Inc.*	32	154
OptimizeRx Corp.*	4	151
Bluegreen Vacations Holding Corp.*	5	148

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Consumer, Cyclical - 5.5% (continued)
Shoe Carnival, Inc.	5	$146
BlueLinx Holdings, Inc.*	2	144
OneSpaWorld Holdings Ltd.*	14	143
Lordstown Motors Corp. — Class A*	41	140
VSE Corp.	3	138
Hyliion Holdings Corp.*	31	137
Haverty Furniture Companies, Inc.	5	137
Chuy's Holdings, Inc.*	5	135
Rite Aid Corp.*	15	131
GrowGeneration Corp.*	14	129
Ideanomics, Inc.*	115	129
Universal Electronics, Inc.*	4	125
MasterCraft Boat Holdings, Inc.*	5	123
RCI Hospitality Holdings, Inc.	2	123
Beazer Homes USA, Inc.*	8	122
Aeva Technologies, Inc.*	28	121
Funko, Inc. — Class A*	7	121
Lindblad Expeditions Holdings, Inc.*	8	121
Sportsman's Warehouse Holdings, Inc.*	11	118
Fossil Group, Inc.*	12	116
REV Group, Inc.	8	107
Marcus Corp.*	6	106
PLBY Group, Inc.*	8	105
Party City Holdco, Inc.*	29	104
OneWater Marine, Inc. — Class A	3	103
Frontier Group Holdings, Inc.*,1	9	102
Rush Street Interactive, Inc.*	14	102
Sovos Brands, Inc.*	7	99
LL Flooring Holdings, Inc.*	7	98
Rush Enterprises, Inc. — Class B	2	97
Global Industrial Co.	3	97
Motorcar Parts of America, Inc.*	5	89
Forestar Group, Inc.*	5	89
Purple Innovation, Inc.*	15	88
Full House Resorts, Inc.*	9	86
Liberty Media Corporation-Liberty Braves — Class A*	3	86
Big 5 Sporting Goods Corp.	5	86
Miller Industries, Inc.	3	84
Century Casinos, Inc.*	7	84
Rocky Brands, Inc.	2	83
Golden Nugget Online Gaming, Inc.*	11	78
Johnson Outdoors, Inc. — Class A	1	78
Conn's, Inc.*	5	77
Kimball International, Inc. — Class B	9	76
Blue Bird Corp.*	4	75
Cato Corp. — Class A	5	73
Commercial Vehicle Group, Inc.*	8	68
Red Robin Gourmet Burgers, Inc.*	4	67
Noodles & Co.*	11	66
Container Store Group, Inc.*	8	65
F45 Training Holdings, Inc.*	6	64
XL Fleet Corp.*,1	32	64
Citi Trends, Inc.*	2	61
Hovnanian Enterprises, Inc. — Class A*	1	59
Snap One Holdings Corp.*	4	59
El Pollo Loco Holdings, Inc.*	5	58
Hooker Furnishings Corp.	3	57
Tilly's, Inc. — Class A	6	56
Kura Sushi USA, Inc. — Class A*	1	55
Vera Bradley, Inc.*	7	54
Superior Group of Companies, Inc.	3	54
GAN Ltd.*	11	53
ONE Group Hospitality, Inc.*	5	53
Lifetime Brands, Inc.	4	51
Velodyne Lidar, Inc.*	20	51
Romeo Power, Inc.*	34	51
Weber, Inc. — Class A	5	49
Xponential Fitness, Inc. — Class A*	2	47
NEOGAMES S.A.*	3	46
Arcimoto, Inc.*	7	46
JOANN, Inc.	4	46
Traeger, Inc.*	6	45
Cooper-Standard Holdings, Inc.*	5	44
Barnes & Noble Education, Inc.*	12	43
Target Hospitality Corp.*	7	42
Lazydays Holdings, Inc.*	2	40
VOXX International Corp. — Class A*	4	40
Escalade, Inc.	3	40
Mesa Air Group, Inc.*	9	40
First Watch Restaurant Group, Inc.*	3	39
Liberty TripAdvisor Holdings, Inc. — Class A*	19	39
Flexsteel Industries, Inc.	2	39
Daktronics, Inc.*	10	38
Fiesta Restaurant Group, Inc.*	5	37
EVI Industries, Inc.*	2	37
Kirkland's, Inc.*	4	37
Duluth Holdings, Inc. — Class B*	3	37
Shift Technologies, Inc.*	16	35
Hamilton Beach Brands Holding Co. — Class A	3	35
Drive Shack, Inc.*	22	34
Bassett Furniture Industries, Inc.	2	33
Nautilus, Inc.*	8	33
CarLotz, Inc.*	19	26
Landsea Homes Corp.*	3	26
CompX International, Inc.	1	24
Regis Corp.*	11	23
Marine Products Corp.	2	23
Carrols Restaurant Group, Inc.	9	20
Esports Technologies, Inc.*	3	20
Torrid Holdings, Inc.*	3	18
Aterian, Inc.*	7	17
Hall of Fame Resort & Entertainment Co.*	15	16
Chicken Soup For The Soul Entertainment, Inc.*	2	16
Eros STX Global Corp.*	4	11
MedAvail Holdings, Inc.*	3	3
Total Consumer, Cyclical		90,295

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Technology - 4.7%
Lattice Semiconductor Corp.*	36	$2,194
KBR, Inc.	37	2,025
Synaptics, Inc.*	10	1,995
Rapid7, Inc.*	15	1,669
Silicon Laboratories, Inc.*	10	1,502
Power Integrations, Inc.	16	1,483
Tenable Holdings, Inc.*	24	1,387
Varonis Systems, Inc.*	28	1,331
SPS Commerce, Inc.*	10	1,312
Workiva, Inc.*	11	1,298
CMC Materials, Inc.	7	1,298
ExlService Holdings, Inc.*	9	1,289
Qualys, Inc.*	9	1,282
Sailpoint Technologies Holdings, Inc.*	24	1,228
Maximus, Inc.	16	1,199
Semtech Corp.*	17	1,179
Ziff Davis, Inc.*	12	1,161
Onto Innovation, Inc.*	13	1,130
MaxLinear, Inc. — Class A*	19	1,109
Blackline, Inc.*	15	1,098
Box, Inc. — Class A*	37	1,075
Digital Turbine, Inc.*	24	1,052
Envestnet, Inc.*	14	1,042
ACI Worldwide, Inc.*	32	1,008
SiTime Corp.*	4	991
MicroStrategy, Inc. — Class A*,1	2	973
Insight Enterprises, Inc.*	9	966
Sprout Social, Inc. — Class A*	12	961
Diodes, Inc.*	11	957
Ambarella, Inc.*	9	944
Rambus, Inc.*	29	925
Kulicke & Soffa Industries, Inc.	16	896
FormFactor, Inc.*	21	883
Verint Systems, Inc.*	17	879
DigitalOcean Holdings, Inc.*	14	810
CommVault Systems, Inc.*	12	796
Blackbaud, Inc.*	13	778
MACOM Technology Solutions Holdings, Inc.*	13	778
Altair Engineering, Inc. — Class A*	12	773
Asana, Inc. — Class A*	19	759
Allscripts Healthcare Solutions, Inc.*	32	721
PagerDuty, Inc.*	21	718
Bottomline Technologies DE, Inc.*	12	680
Axcelis Technologies, Inc.*	9	680
Evolent Health, Inc. — Class A*	21	678
Appian Corp.*	11	669
Verra Mobility Corp.*	38	619
ManTech International Corp. — Class A	7	603
Amkor Technology, Inc.	27	586
NetScout Systems, Inc.*	18	578
CSG Systems International, Inc.	9	572
Appfolio, Inc. — Class A*	5	566
Progress Software Corp.	12	565
Momentive Global, Inc.*	34	553
3D Systems Corp.*	33	550
Outset Medical, Inc.*	12	545
Ultra Clean Holdings, Inc.*	12	509
Xperi Holding Corp.	28	485
Apollo Medical Holdings, Inc.*	10	485
Ping Identity Holding Corp.*	17	466
E2open Parent Holdings, Inc.*	52	458
Cardlytics, Inc.*	8	440
LivePerson, Inc.*	18	440
Zuora, Inc. — Class A*	29	434
Super Micro Computer, Inc.*	11	419
TTEC Holdings, Inc.	5	413
Schrodinger Incorporated/United States*	12	409
Unisys Corp.*	18	389
Cohu, Inc.*	13	385
8x8, Inc.*	30	378
JFrog Ltd.*	14	377
PROS Holdings, Inc.*	11	366
Health Catalyst, Inc.*	14	366
Cerence, Inc.*	10	361
Domo, Inc. — Class B*	7	354
Veeco Instruments, Inc.*	13	353
Avid Technology, Inc.*	10	349
1Life Healthcare, Inc.*	31	344
Phreesia, Inc.*	13	343
SMART Global Holdings, Inc.*	13	336
Alpha & Omega Semiconductor Ltd.*	6	328
Impinj, Inc.*	5	318
NextGen Healthcare, Inc.*	15	314
Privia Health Group, Inc.*	11	294
BigCommerce Holdings, Inc.*	13	285
PAR Technology Corp.*	7	282
Avaya Holdings Corp.*	22	279
Photronics, Inc.*	16	271
Parsons Corp.*	7	271
Sumo Logic, Inc.*	23	268
Donnelley Financial Solutions, Inc.*	8	266
Simulations Plus, Inc.	5	255
Alignment Healthcare, Inc.*	22	247
Pitney Bowes, Inc.	47	245
CEVA, Inc.*	6	244
Model N, Inc.*	9	242
Consensus Cloud Solutions, Inc.*	4	241
Agilysys, Inc.*	6	239
Desktop Metal, Inc. — Class A*	49	232
Ebix, Inc.	7	232
PowerSchool Holdings, Inc. — Class A*	14	231
Conduent, Inc.*	44	227
PDF Solutions, Inc.*	8	223
Sapiens International Corporation N.V.	8	203
Yext, Inc.*	29	200
Bandwidth, Inc. — Class A*	6	194
Digi International, Inc.*	9	194
American Software, Inc. — Class A	9	188
Ouster, Inc.*	41	184
Corsair Gaming, Inc.*,1	8	169
Grid Dynamics Holdings, Inc.*	12	169
Mitek Systems, Inc.*	11	161
Rackspace Technology, Inc.*	14	156
Upland Software, Inc.*	8	141

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Technology - 4.7% (continued)
Porch Group, Inc.*	20	$139
Computer Programs and Systems, Inc.*	4	138
OneSpan, Inc.*	9	130
Veritone, Inc.*	7	128
Diebold Nixdorf, Inc.*	19	128
BTRS Holdings, Inc. — Class 1*	17	127
HireRight Holdings Corp.*	7	120
Telos Corp.*	11	110
Cantaloupe, Inc.*	16	108
Alkami Technology, Inc.*	7	100
Vuzix Corp.*,1	15	99
ON24, Inc.*	7	92
Inseego Corp.*,1	22	89
Benefitfocus, Inc.*	7	88
Brightcove, Inc.*	11	86
EngageSmart, Inc.*	4	85
Digimarc Corp.*	3	79
Atomera, Inc.*	6	78
AXT, Inc.*	11	77
Genius Brands International, Inc.*	75	77
Enfusion, Inc. — Class A*	6	76
Intapp, Inc.*	3	72
Rimini Street, Inc.*	12	70
Integral Ad Science Holding Corp.*	5	69
CS Disco, Inc.*	2	68
EverCommerce, Inc.*	5	66
Instructure Holdings, Inc.*	3	60
eGain Corp.*	5	58
AvidXchange Holdings, Inc.*	7	56
CoreCard Corp.*	2	55
MeridianLink, Inc.*	3	54
PlayAGS, Inc.*	8	53
Smith Micro Software, Inc.*	12	45
Rekor Systems, Inc.*	9	41
SecureWorks Corp. — Class A*	3	40
EMCORE Corp.*	10	37
Forian, Inc.*	5	35
Tabula Rasa HealthCare, Inc.*	6	35
Quantum Corp.*	15	34
IBEX Holdings Ltd.*	2	32
GTY Technology Holdings, Inc.*	9	29
iCAD, Inc.*	6	27
Viant Technology, Inc. — Class A*	4	26
Convey Health Solutions Holdings, Inc.*	4	26
DarioHealth Corp.*	4	23
StarTek, Inc.*	5	22
SkyWater Technology, Inc.*	2	22
Outbrain, Inc.*	2	22
GreenBox POS*	5	21
Arteris, Inc.*	1	13
Weave Communications, Inc.*	2	12
Kaltura, Inc.*	5	9
NantHealth, Inc.*	7	5
Society Pass, Inc.*	1	3
Total Technology		77,344
Energy - 2.9%
Ovintiv, Inc.	69	3,731
Chesapeake Energy Corp.	28	2,436
Antero Resources Corp.*	76	2,320
Range Resources Corp.*	64	1,944
Southwestern Energy Co.*	267	1,914
PDC Energy, Inc.	26	1,890
Murphy Oil Corp.	39	1,575
Matador Resources Co.	29	1,536
ChampionX Corp.	54	1,322
SM Energy Co.	32	1,246
Helmerich & Payne, Inc.	28	1,198
CNX Resources Corp.*	55	1,140
Denbury, Inc.*	13	1,021
California Resources Corp.	21	939
Equitrans Midstream Corp.	108	911
Magnolia Oil & Gas Corp. — Class A	38	899
Kosmos Energy Ltd.*	119	856
Whiting Petroleum Corp.	10	815
Patterson-UTI Energy, Inc.	49	759
Oasis Petroleum, Inc.	5	732
Renewable Energy Group, Inc.*	12	728
Civitas Resources, Inc.	12	717
Callon Petroleum Co.*	12	709
PBF Energy, Inc. — Class A*	26	634
Peabody Energy Corp.*	23	564
FuelCell Energy, Inc.*	97	559
Arch Resources, Inc.	4	550
Sunnova Energy International, Inc.*	23	530
Warrior Met Coal, Inc.	14	520
Tellurian, Inc.*	97	514
SunPower Corp. — Class A*,1	21	451
NexTier Oilfield Solutions, Inc.*	46	425
Northern Oil and Gas, Inc.	14	395
Oceaneering International, Inc.*	26	394
Centennial Resource Development, Inc. — Class A*	48	387
Array Technologies, Inc.*	34	383
Delek US Holdings, Inc.*	18	382
CONSOL Energy, Inc.*	10	376
US Silica Holdings, Inc.*	20	373
Green Plains, Inc.*	12	372
Liberty Oilfield Services, Inc. — Class A*	24	356
Dril-Quip, Inc.*	9	336
Stem, Inc.*	30	330
Archrock, Inc.	35	323
ProPetro Holding Corp.*	23	320
NOW, Inc.*	29	320
Laredo Petroleum, Inc.*	4	317
Comstock Resources, Inc.*	24	313
Nabors Industries Ltd.*	2	305
Brigham Minerals, Inc. — Class A	11	281
MRC Global, Inc.*	22	262
Gevo, Inc.*	52	243
Tidewater, Inc.*	11	239
Bristow Group, Inc.*	6	223
Expro Group Holdings N.V.*	12	213
Ranger Oil Corp. — Class A*	6	207
CVR Energy, Inc.	8	204
SunCoke Energy, Inc.	22	196
RPC, Inc.*	18	192
Berry Corp.	18	186
DMC Global, Inc.*	6	183

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Energy - 2.9% (continued)
Helix Energy Solutions Group, Inc.*	37	$177
Talos Energy, Inc.*	10	158
Par Pacific Holdings, Inc.*	12	156
Select Energy Services, Inc. — Class A*	17	146
TPI Composites, Inc.*	10	141
Crescent Energy, Inc. — Class A	8	139
TETRA Technologies, Inc.*	33	136
Alto Ingredients, Inc.*	19	130
Oil States International, Inc.*	17	118
Cleanspark, Inc.*	9	111
Aris Water Solution, Inc. — Class A	6	109
REX American Resources Corp.*	1	100
W&T Offshore, Inc.*	25	96
Solaris Oilfield Infrastructure, Inc. — Class A	8	90
Aemetis, Inc.*	7	89
Earthstone Energy, Inc. — Class A*	7	88
Newpark Resources, Inc.*	24	88
National Energy Services Reunited Corp.*	10	84
Infrastructure and Energy Alternatives, Inc.*	7	83
FutureFuel Corp.	7	68
Falcon Minerals Corp.	10	67
Kinetik Holdings, Inc. — Class A	1	65
Matrix Service Co.*	7	58
Eos Energy Enterprises, Inc.*	12	50
Riley Exploration Permian, Inc.	2	50
Beam Global*	2	41
HighPeak Energy, Inc.	1	22
Advent Technologies Holdings, Inc.*	4	9
Total Energy		47,365
Communications - 1.8%
Mimecast Ltd.*	17	1,353
TEGNA, Inc.	58	1,299
Vonage Holdings Corp.*	64	1,299
Iridium Communications, Inc.*	31	1,250
Cargurus, Inc.*	25	1,061
Viavi Solutions, Inc.*	63	1,013
Perficient, Inc.*	9	991
Q2 Holdings, Inc.*	15	925
Maxar Technologies, Inc.	20	789
Upwork, Inc.*	32	744
Cogent Communications Holdings, Inc.	11	730
Houghton Mifflin Harcourt Co.*	33	694
Yelp, Inc. — Class A*	19	648
Calix, Inc.*	14	601
TechTarget, Inc.*	7	569
iHeartMedia, Inc. — Class A*	30	568
Shutterstock, Inc.	6	558
Open Lending Corp. — Class A*	27	511
InterDigital, Inc.	8	510
Telephone & Data Systems, Inc.	27	510
Gray Television, Inc.	23	508
Overstock.com, Inc.*	11	484
Revolve Group, Inc.*	9	483
Magnite, Inc.*	35	462
Plantronics, Inc.*	11	433
Infinera Corp.*	48	416
Extreme Networks, Inc.*	34	415
Liberty Latin America Ltd. — Class C*	41	393
ePlus, Inc.*	7	392
Sinclair Broadcast Group, Inc. — Class A	12	336
Clear Channel Outdoor Holdings, Inc.*	95	329
AMC Networks, Inc. — Class A*	8	325
Scholastic Corp.	8	322
EW Scripps Co. — Class A*	15	312
Shenandoah Telecommunications Co.	13	307
Eventbrite, Inc. — Class A*	20	295
Gogo, Inc.*	15	286
Cars.com, Inc.*	18	260
WideOpenWest, Inc.*	14	244
EchoStar Corp. — Class A*	10	243
ADTRAN, Inc.	13	240
Globalstar, Inc.*	160	235
fuboTV, Inc.*	35	230
A10 Networks, Inc.	16	223
Harmonic, Inc.*	24	223
Stitch Fix, Inc. — Class A*	22	222
NeoPhotonics Corp.*	14	213
Tucows, Inc. — Class A*	3	205
NETGEAR, Inc.*	8	197
Clearfield, Inc.*	3	196
Anterix, Inc.*	3	174
Limelight Networks, Inc.*	33	172
IDT Corp. — Class B*	5	170
Gannett Company, Inc.*	37	167
Quotient Technology, Inc.*	24	153
RealReal, Inc.*	21	152
Boston Omaha Corp. — Class A*	6	152
United States Cellular Corp.*	5	151
QuinStreet, Inc.*	13	151
HealthStream, Inc.*	7	139
Advantage Solutions, Inc.*	21	134
ChannelAdvisor Corp.*	8	133
Stagwell, Inc.*	17	123
Liquidity Services, Inc.*	7	120
ATN International, Inc.	3	120
MediaAlpha, Inc. — Class A*	7	116
Groupon, Inc.*,1	6	115
Consolidated Communications Holdings, Inc.*	19	112
Liberty Latin America Ltd. — Class A*	11	107
Entravision Communications Corp. — Class A	16	102
EverQuote, Inc. — Class A*	6	97
Aviat Networks, Inc.*	3	92
Credo Technology Group Holding Ltd.*	6	91
Ooma, Inc.*	6	90
Audacy, Inc.*	31	90
1-800-Flowers.com, Inc. — Class A*	7	89
CarParts.com, Inc.*	13	87
Cambium Networks Corp.*	3	71
Lands' End, Inc.*	4	68
CalAmp Corp.*	9	66

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 43.7% (continued)
Communications - 1.8% (continued)
Preformed Line Products Co.	1	$63
Thryv Holdings, Inc.*	2	56
Ribbon Communications, Inc.*	18	56
DZS, Inc.*	4	56
comScore, Inc.*	19	55
Couchbase, Inc.*,1	3	52
Telesat Corp.*	3	50
National CineMedia, Inc.	16	41
KVH Industries, Inc.*	4	36
Casa Systems, Inc.*	8	36
VirnetX Holding Corp.*,1	17	28
Solo Brands, Inc. — Class A*,1	3	26
Fluent, Inc.*	11	23
CuriosityStream, Inc.*	7	20
Hemisphere Media Group, Inc.*	4	18
1stdibs.com, Inc.*	2	16
Lulu's Fashion Lounge Holdings, Inc.*	2	14
aka Brands Holding Corp.*	3	13
LiveOne, Inc.*	16	13
HyreCar, Inc.*	5	12
Digital Media Solutions, Inc. — Class A*	1	4
Total Communications		30,344
Basic Materials - 1.5%
Rogers Corp.*	5	1,359
Commercial Metals Co.	32	1,332
Balchem Corp.	9	1,230
MP Materials Corp.*	20	1,147
Livent Corp.*	43	1,121
Cabot Corp.	15	1,026
HB Fuller Co.	14	925
Sensient Technologies Corp.	11	923
Hecla Mining Co.	139	913
Allegheny Technologies, Inc.*	33	886
Arconic Corp.*	29	743
Quaker Chemical Corp.	4	691
Innospec, Inc.	7	648
Ingevity Corp.*	10	641
Minerals Technologies, Inc.	9	595
Constellium SE*	33	594
Tronox Holdings plc — Class A	30	594
Stepan Co.	6	593
GCP Applied Technologies, Inc.*	18	566
Compass Minerals International, Inc.	9	565
Trinseo plc	11	527
Carpenter Technology Corp.	12	504
Novagold Resources, Inc.*	62	479
Ferro Corp.*	22	478
Kaiser Aluminum Corp.	4	377
Energy Fuels, Inc.*	41	375
Century Aluminum Co.*	14	368
Schnitzer Steel Industries, Inc. — Class A	7	363
AdvanSix, Inc.	7	358
Codexis, Inc.*	16	330
Uranium Energy Corp.*	67	308
Coeur Mining, Inc.*	68	303
Orion Engineered Carbons S.A.	16	256
Schweitzer-Mauduit International, Inc.	9	247
Intrepid Potash, Inc.*	3	246
Hawkins, Inc.	5	229
Amyris, Inc.*	47	205
American Vanguard Corp.	8	163
Neenah, Inc.	4	159
Ecovyst, Inc.	13	150
Danimer Scientific, Inc.*,1	24	141
Koppers Holdings, Inc.	5	138
Glatfelter Corp.	11	136
United States Lime & Minerals, Inc.	1	116
Clearwater Paper Corp.*	4	112
Rayonier Advanced Materials, Inc.*	17	112
Kronos Worldwide, Inc.	6	93
Ur-Energy, Inc.*	48	77
Unifi, Inc.*	4	72
Zymergen, Inc.*	21	61
Oil-Dri Corporation of America	2	57
Gatos Silver, Inc.*	12	52
PolyMet Mining Corp.*	8	33
Perpetua Resources Corp.*	8	33
Valhi, Inc.	1	29
Marrone Bio Innovations, Inc.*	27	29
Total Basic Materials		24,808
Utilities - 1.3%
Southwest Gas Holdings, Inc.	17	1,331
Portland General Electric Co.	24	1,323
Black Hills Corp.	17	1,309
ONE Gas, Inc.	14	1,235
Brookfield Infrastructure Corp. — Class A	16	1,207
New Jersey Resources Corp.	26	1,192
PNM Resources, Inc.	22	1,049
Spire, Inc.	14	1,005
Ormat Technologies, Inc.	12	982
ALLETE, Inc.	14	938
South Jersey Industries, Inc.	27	933
American States Water Co.	10	890
Avista Corp.	19	858
NorthWestern Corp.	14	847
California Water Service Group	14	830
Clearway Energy, Inc. — Class C	22	803
MGE Energy, Inc.	10	798
Chesapeake Utilities Corp.	5	689
Otter Tail Corp.	11	687
Ameresco, Inc. — Class A*	8	636
Middlesex Water Co.	5	526
SJW Group	7	487
Northwest Natural Holding Co.	8	414
Clearway Energy, Inc. — Class A	9	300
Unitil Corp.	4	199
York Water Co.	3	135
Artesian Resources Corp. — Class A	2	97
Global Water Resources, Inc.	3	50
Via Renewables, Inc.	3	25
FTC Solar, Inc.*	5	25
Total Utilities		21,800
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	8	125
Total Common Stocks
(Cost $652,862)		722,132

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
RIGHTS††† - 0.0%
Technology - 0.0%
Quantum Corp.
Expires 04/18/22	15	$–
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.
Expires 06/30/22*	7	–
UCB
Expires 12/31/23	13	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1)		–

EXCHANGE-TRADED FUNDS† - 23.2%
iShares Russell 2000 Index ETF[1]	932	191,311
Vanguard Russell 2000 ETF[1]	2,308	191,218
Total Exchange-Traded Funds
(Cost $408,358)		382,529

MUTUAL FUNDS† - 10.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	14,062	137,666
Guggenheim Strategy Fund II2	1,526	37,458
Total Mutual Funds
(Cost $172,885)		175,124

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
0.12% due 05/05/22[3,4]	$19,000	18,997
Total U.S. Treasury Bills
(Cost $18,998)		18,997

REPURCHASE AGREEMENTS††,5 - 17.3%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[6]	191,942	191,942
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[6]	73,928	73,928
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[6]	19,221	19,221
Total Repurchase Agreements
(Cost $285,091)		285,091

	Shares
SECURITIES LENDING COLLATERAL†,7 - 13.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	218,455	218,455
Total Securities Lending Collateral
(Cost $218,455)		218,455
Total Investments - 109.1%
(Cost $1,756,650)		$1,802,328
Other Assets & Liabilities, net - (9.1)%		(150,021)
Total Net Assets - 100.0%		$1,652,307

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Jun 2022	$619,500	$7,503

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	0.53% (Federal Funds Rate + 0.20%)	At Maturity	04/14/22	305	$631,059	$28,553
Goldman Sachs International	Russell 2000 Index	Pay	0.58% (Federal Funds Rate + 0.25%)	At Maturity	04/14/22	142	294,549	15,241
Barclays Bank plc	Russell 2000 Index	Pay	0.27% (U.S. Secured Overnight Financing Rate)	At Maturity	04/13/22	314	649,516	15,150
							$1,575,124	$58,944

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$722,132	$—	$—		$722,132
Rights	—	—	—	*	—
Exchange-Traded Funds	382,529	—	—		382,529
Mutual Funds	175,124	—	—		175,124
U.S. Treasury Bills	—	18,997	—		18,997
Repurchase Agreements	—	285,091	—		285,091
Securities Lending Collateral	218,455	—	—		218,455
Equity Futures Contracts**	7,503	—	—		7,503
Equity Index Swap Agreements**	—	58,944	—		58,944
Total Assets	$1,505,743	$363,032	$—		$1,868,775

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$638,809	$–	$(600,000)	$1,126	$(2,477)	$37,458	1,526	$410
Guggenheim Ultra Short Duration Fund — Institutional Class	689,495	–	(550,000)	186	(2,015)	137,666	14,062	394
	$1,328,304	$–	$(1,150,000)	$1,312	$(4,492)	$175,124		$804

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.9%
Technology - 17.3%
Apple, Inc.	17,109	$2,987,403
Microsoft Corp.	8,274	2,550,957
NVIDIA Corp.	2,759	752,821
Broadcom, Inc.	456	287,134
Adobe, Inc.*	521	237,378
Accenture plc — Class A	697	235,049
salesforce.com, Inc.*	1,087	230,792
Intel Corp.	4,494	222,723
Advanced Micro Devices, Inc.*	1,804	197,249
QUALCOMM, Inc.	1,244	190,108
Texas Instruments, Inc.	1,019	186,966
Intuit, Inc.	313	150,503
Oracle Corp.	1,739	143,867
Applied Materials, Inc.	980	129,164
International Business Machines Corp.	990	128,720
ServiceNow, Inc.*	221	123,073
Micron Technology, Inc.	1,236	96,272
Analog Devices, Inc.	580	95,804
Lam Research Corp.	154	82,792
Activision Blizzard, Inc.	860	68,895
Fidelity National Information Services, Inc.	672	67,482
Fiserv, Inc.*	656	66,518
KLA Corp.	166	60,766
Synopsys, Inc.*	169	56,323
Roper Technologies, Inc.	116	54,779
NXP Semiconductor N.V.	293	54,228
Autodesk, Inc.*	243	52,087
Cognizant Technology Solutions Corp. — Class A	580	52,009
Fortinet, Inc.*	150	51,261
Cadence Design Systems, Inc.*	306	50,325
Paychex, Inc.	354	48,310
Microchip Technology, Inc.	614	46,136
MSCI, Inc. — Class A	90	45,259
HP, Inc.	1,195	43,379
Electronic Arts, Inc.	310	39,218
ANSYS, Inc.*	96	30,494
Cerner Corp.	325	30,407
Zebra Technologies Corp. — Class A*	59	24,408
Skyworks Solutions, Inc.	181	24,124
Hewlett Packard Enterprise Co.	1,427	23,845
Monolithic Power Systems, Inc.	48	23,313
Akamai Technologies, Inc.*	179	21,371
Teradyne, Inc.	180	21,281
NetApp, Inc.	245	20,335
Broadridge Financial Solutions, Inc.	129	20,087
Tyler Technologies, Inc.*	45	20,020
Seagate Technology Holdings plc	222	19,958
Take-Two Interactive Software, Inc.*	127	19,525
EPAM Systems, Inc.*	63	18,686
Paycom Software, Inc.*	53	18,358
Western Digital Corp.*	345	17,129
Leidos Holdings, Inc.	155	16,743
Jack Henry & Associates, Inc.	80	15,764
Qorvo, Inc.*	120	14,892
Citrix Systems, Inc.*	138	13,924
PTC, Inc.*	116	12,496
Ceridian HCM Holding, Inc.*	151	10,322
DXC Technology Co.*	270	8,810
IPG Photonics Corp.*	39	4,281
Total Technology		10,336,323
Consumer, Non-cyclical - 14.3%
UnitedHealth Group, Inc.	1,039	529,859
Johnson & Johnson	2,905	514,853
Procter & Gamble Co.	2,645	404,156
Pfizer, Inc.	6,195	320,715
AbbVie, Inc.	1,951	316,277
Coca-Cola Co.	4,290	265,980
Thermo Fisher Scientific, Inc.	435	256,933
PepsiCo, Inc.	1,527	255,589
Eli Lilly & Co.	876	250,860
Abbott Laboratories	1,952	231,039
Merck & Company, Inc.	2,788	228,756
Danaher Corp.	702	205,918
Bristol-Myers Squibb Co.	2,406	175,710
Medtronic plc	1,484	164,650
Philip Morris International, Inc.	1,710	160,637
S&P Global, Inc.	391	160,509
Amgen, Inc.	622	150,412
PayPal Holdings, Inc.*	1,286	148,726
CVS Health Corp.	1,449	146,653
Anthem, Inc.	268	131,647
Intuitive Surgical, Inc.*	395	119,163
Automatic Data Processing, Inc.	464	105,579
Altria Group, Inc.	2,012	105,127
Stryker Corp.	371	99,187
Zoetis, Inc.	522	98,444
Mondelez International, Inc. — Class A	1,532	96,179
Cigna Corp.	356	85,301
Becton Dickinson and Co.	314	83,524
Regeneron Pharmaceuticals, Inc.*	118	82,414
Gilead Sciences, Inc.	1,384	82,279
Edwards Lifesciences Corp.*	689	81,109
Vertex Pharmaceuticals, Inc.*	281	73,333
Colgate-Palmolive Co.	930	70,522
Estee Lauder Companies, Inc. — Class A	257	69,986
Boston Scientific Corp.*	1,573	69,668
Moderna, Inc.*	389	67,009
HCA Healthcare, Inc.	264	66,164
Humana, Inc.	142	61,794
Illumina, Inc.*	172	60,097
Moody's Corp.	178	60,059
Archer-Daniels-Midland Co.	618	55,781
Dexcom, Inc.*	107	54,741
Centene Corp.*	644	54,218
IDEXX Laboratories, Inc.*	94	51,424
McKesson Corp.	165	50,512
IQVIA Holdings, Inc.*	211	48,785
Corteva, Inc.	802	46,099
Kimberly-Clark Corp.	372	45,816
Sysco Corp.	560	45,724
General Mills, Inc.	666	45,101

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Consumer, Non-cyclical - 14.3% (continued)
Global Payments, Inc.	314	$42,968
Baxter International, Inc.	553	42,880
Kroger Co.	738	42,339
Constellation Brands, Inc. — Class A	181	41,688
Cintas Corp.	97	41,263
ResMed, Inc.	161	39,044
Verisk Analytics, Inc. — Class A	178	38,204
Align Technology, Inc.*	81	35,316
Hershey Co.	160	34,661
Biogen, Inc.*	162	34,117
West Pharmaceutical Services, Inc.	82	33,678
Monster Beverage Corp.*	415	33,159
Equifax, Inc.	135	32,008
Kraft Heinz Co.	784	30,882
Zimmer Biomet Holdings, Inc.	231	29,545
Tyson Foods, Inc. — Class A	323	28,950
United Rentals, Inc.*	80	28,417
McCormick & Company, Inc.	276	27,545
Laboratory Corporation of America Holdings*	103	27,157
Gartner, Inc.*	91	27,069
STERIS plc	111	26,836
Church & Dwight Company, Inc.	267	26,534
AmerisourceBergen Corp. — Class A	166	25,682
PerkinElmer, Inc.	139	24,250
Cooper Companies, Inc.	54	22,550
FleetCor Technologies, Inc.*	90	22,415
Catalent, Inc.*	198	21,958
Molina Healthcare, Inc.*	64	21,350
Hologic, Inc.*	276	21,202
Waters Corp.*	67	20,796
Quanta Services, Inc.	157	20,663
Clorox Co.	136	18,908
Bio-Techne Corp.	43	18,621
Teleflex, Inc.	52	18,451
Kellogg Co.	282	18,186
Quest Diagnostics, Inc.	131	17,929
Conagra Brands, Inc.	529	17,759
Cardinal Health, Inc.	306	17,350
ABIOMED, Inc.*	50	16,562
Incyte Corp.*	208	16,519
J M Smucker Co.	120	16,249
Hormel Foods Corp.	311	16,029
Charles River Laboratories International, Inc.*	56	15,902
Avery Dennison Corp.	91	15,831
Viatris, Inc.	1,335	14,525
MarketAxess Holdings, Inc.	42	14,288
Robert Half International, Inc.	121	13,816
Brown-Forman Corp. — Class B	202	13,538
Bio-Rad Laboratories, Inc. — Class A*	24	13,517
Henry Schein, Inc.*	153	13,340
Dentsply Sirona, Inc.	241	11,862
Universal Health Services, Inc. — Class B	81	11,741
Molson Coors Beverage Co. — Class B	208	11,103
Nielsen Holdings plc	396	10,787
Campbell Soup Co.	223	9,939
Organon & Co.	280	9,780
Lamb Weston Holdings, Inc.	160	9,586
Rollins, Inc.	250	8,762
DaVita, Inc.*	68	7,692
Total Consumer, Non-cyclical		8,498,716
Financial - 10.6%
Berkshire Hathaway, Inc. — Class B*	2,021	713,231
JPMorgan Chase & Co.	3,262	444,676
Visa, Inc. — Class A	1,830	405,839
Mastercard, Inc. — Class A	952	340,226
Bank of America Corp.	7,845	323,371
Wells Fargo & Co.	4,288	207,796
Charles Schwab Corp.	1,659	139,870
Morgan Stanley	1,565	136,781
Prologis, Inc. REIT	817	131,929
American Express Co.	679	126,973
American Tower Corp. — Class A REIT	503	126,364
Goldman Sachs Group, Inc.	375	123,787
BlackRock, Inc. — Class A	157	119,975
Citigroup, Inc.	2,190	116,946
Chubb Ltd.	475	101,603
Marsh & McLennan Companies, Inc.	557	94,924
CME Group, Inc. — Class A	397	94,430
Crown Castle International Corp. REIT	477	88,054
PNC Financial Services Group, Inc.	464	85,585
Truist Financial Corp.	1,473	83,519
Intercontinental Exchange, Inc.	620	81,914
U.S. Bancorp	1,490	79,194
Aon plc — Class A	237	77,174
Progressive Corp.	645	73,524
Equinix, Inc. REIT	99	73,420
Public Storage REIT	168	65,567
Capital One Financial Corp.	457	60,000
American International Group, Inc.	916	57,497
MetLife, Inc.	774	54,397
Prudential Financial, Inc.	417	49,277
Travelers Companies, Inc.	266	48,606
Simon Property Group, Inc. REIT	363	47,756
Welltower, Inc. REIT	480	46,147
Digital Realty Trust, Inc. REIT	313	44,383
Realty Income Corp. REIT	624	43,243
Allstate Corp.	310	42,938
Aflac, Inc.	662	42,626
SBA Communications Corp. REIT	120	41,292
Bank of New York Mellon Corp.	816	40,498
Arthur J Gallagher & Co.	230	40,158
T. Rowe Price Group, Inc.	253	38,251
AvalonBay Communities, Inc. REIT	154	38,249
Ameriprise Financial, Inc.	122	36,644
SVB Financial Group*	65	36,364
State Street Corp.	404	35,196

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Financial - 10.6% (continued)
Discover Financial Services	318	$35,040
Equity Residential REIT	377	33,900
CBRE Group, Inc. — Class A*	369	33,771
Fifth Third Bancorp	755	32,495
Alexandria Real Estate Equities, Inc. REIT	161	32,401
First Republic Bank	198	32,096
Willis Towers Watson plc	135	31,890
Weyerhaeuser Co. REIT	825	31,268
Extra Space Storage, Inc. REIT	148	30,429
Ventas, Inc. REIT	441	27,236
Northern Trust Corp.	229	26,667
Mid-America Apartment Communities, Inc. REIT	127	26,600
Hartford Financial Services Group, Inc.	370	26,570
Essex Property Trust, Inc. REIT	72	24,875
Duke Realty Corp. REIT	420	24,385
M&T Bank Corp.	142	24,069
Huntington Bancshares, Inc.	1,587	23,202
Regions Financial Corp.	1,040	23,150
Nasdaq, Inc.	129	22,988
KeyCorp	1,025	22,940
Raymond James Financial, Inc.	206	22,641
Cincinnati Financial Corp.	165	22,434
Citizens Financial Group, Inc.	470	21,305
Healthpeak Properties, Inc. REIT	595	20,426
Signature Bank	69	20,251
Boston Properties, Inc. REIT	157	20,222
Synchrony Financial	575	20,016
Principal Financial Group, Inc.	268	19,674
UDR, Inc. REIT	330	18,932
Brown & Brown, Inc.	259	18,718
Iron Mountain, Inc. REIT	320	17,731
Kimco Realty Corp. REIT	681	16,821
W R Berkley Corp.	231	15,382
Host Hotels & Resorts, Inc. REIT	788	15,311
Loews Corp.	216	14,001
Cboe Global Markets, Inc.	118	13,502
Comerica, Inc.	144	13,022
Everest Re Group Ltd.	43	12,959
Regency Centers Corp. REIT	170	12,128
Lincoln National Corp.	184	12,026
Assurant, Inc.	63	11,455
Zions Bancorp North America	167	10,949
Globe Life, Inc.	103	10,362
Federal Realty Investment Trust REIT	78	9,522
People's United Financial, Inc.	472	9,435
Invesco Ltd.	377	8,694
Franklin Resources, Inc.	310	8,655
Vornado Realty Trust REIT	175	7,931
Total Financial		6,290,671
Communications - 10.2%
Amazon.com, Inc.*	483	1,574,556
Alphabet, Inc. — Class A*	332	923,408
Alphabet, Inc. — Class C*	307	857,448
Meta Platforms, Inc. — Class A*	2,548	566,573
Walt Disney Co.*	2,009	275,554
Cisco Systems, Inc.	4,655	259,563
Verizon Communications, Inc.	4,633	236,005
Comcast Corp. — Class A	4,993	233,772
AT&T, Inc.	7,881	186,228
Netflix, Inc.*	490	183,549
Booking Holdings, Inc.*	45	105,680
T-Mobile US, Inc.*	648	83,171
Charter Communications, Inc. — Class A*	132	72,009
Motorola Solutions, Inc.	186	45,049
eBay, Inc.	691	39,567
Arista Networks, Inc.*	248	34,467
Twitter, Inc.*	882	34,125
Match Group, Inc.*	312	33,927
Expedia Group, Inc.*	166	32,481
Corning, Inc.	824	30,414
CDW Corp.	150	26,833
Paramount Global — Class B	670	25,333
VeriSign, Inc.*	107	23,803
Omnicom Group, Inc.	231	19,607
FactSet Research Systems, Inc.	42	18,234
Etsy, Inc.*	140	17,399
NortonLifeLock, Inc.	642	17,026
Interpublic Group of Companies, Inc.	434	15,386
F5, Inc.*	67	14,000
Fox Corp. — Class A	349	13,768
Juniper Networks, Inc.	359	13,340
Lumen Technologies, Inc.	1,017	11,462
News Corp. — Class A	431	9,547
DISH Network Corp. — Class A*	276	8,735
Discovery, Inc. — Class C*	335	8,365
Fox Corp. — Class B	161	5,841
Discovery, Inc. — Class A*,1	187	4,660
News Corp. — Class B	134	3,018
Total Communications		6,063,903
Consumer, Cyclical - 6.9%
Tesla, Inc.*	924	995,703
Home Depot, Inc.	1,152	344,828
Costco Wholesale Corp.	489	281,591
Walmart, Inc.	1,561	232,464
McDonald's Corp.	825	204,006
NIKE, Inc. — Class B	1,409	189,595
Lowe's Companies, Inc.	744	150,429
Starbucks Corp.	1,270	115,532
Target Corp.	529	112,264
TJX Companies, Inc.	1,316	79,723
Ford Motor Co.	4,341	73,406
General Motors Co.*	1,604	70,159
Dollar General Corp.	256	56,993
Marriott International, Inc. — Class A*	302	53,076
O'Reilly Automotive, Inc.*	74	50,687
Chipotle Mexican Grill, Inc. — Class A*	31	49,043
AutoZone, Inc.*	23	47,025
Hilton Worldwide Holdings, Inc.*	308	46,736
Dollar Tree, Inc.*	248	39,717
Yum! Brands, Inc.	319	37,811
Fastenal Co.	635	37,719
Aptiv plc*	299	35,793
Walgreens Boots Alliance, Inc.	791	35,413
Ross Stores, Inc.	390	35,280

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Consumer, Cyclical - 6.9% (continued)
PACCAR, Inc.	383	$33,731
Cummins, Inc.	157	32,202
Southwest Airlines Co.*	654	29,953
Copart, Inc.*	236	29,611
Tractor Supply Co.	126	29,405
Delta Air Lines, Inc.*	706	27,936
DR Horton, Inc.	356	26,525
WW Grainger, Inc.	48	24,758
Ulta Beauty, Inc.*	60	23,893
Lennar Corp. — Class A	288	23,377
Best Buy Company, Inc.	239	21,725
Royal Caribbean Cruises Ltd.*	247	20,694
VF Corp.	356	20,242
Genuine Parts Co.	157	19,785
Darden Restaurants, Inc.	141	18,746
Pool Corp.	44	18,606
Caesars Entertainment, Inc.*	236	18,257
Carnival Corp.*	893	18,056
NVR, Inc.*	4	17,869
Live Nation Entertainment, Inc.*	149	17,528
MGM Resorts International	416	17,447
CarMax, Inc.*	178	17,174
United Airlines Holdings, Inc.*	357	16,551
Domino's Pizza, Inc.	40	16,281
Las Vegas Sands Corp.*	379	14,732
Advance Auto Parts, Inc.	69	14,280
Bath & Body Works, Inc.	284	13,575
LKQ Corp.	296	13,441
American Airlines Group, Inc.*	715	13,049
Hasbro, Inc.	143	11,715
PulteGroup, Inc.	274	11,481
Whirlpool Corp.	65	11,231
Tapestry, Inc.	291	10,811
BorgWarner, Inc.	265	10,309
Norwegian Cruise Line Holdings Ltd.*,1	460	10,065
Wynn Resorts Ltd.*	116	9,250
Newell Brands, Inc.	418	8,949
Alaska Air Group, Inc.*	139	8,063
Penn National Gaming, Inc.*	183	7,763
PVH Corp.	77	5,899
Ralph Lauren Corp. — Class A	51	5,785
Under Armour, Inc. — Class C*	237	3,688
Under Armour, Inc. — Class A*	208	3,540
Total Consumer, Cyclical		4,102,971
Industrial - 5.4%
Union Pacific Corp.	703	192,067
United Parcel Service, Inc. — Class B	805	172,640
Raytheon Technologies Corp.	1,647	163,168
Honeywell International, Inc.	757	147,297
Caterpillar, Inc.	597	133,024
Deere & Co.	310	128,793
Lockheed Martin Corp.	267	117,854
Boeing Co.*	605	115,857
General Electric Co.	1,213	110,990
3M Co.	630	93,794
CSX Corp.	2,448	91,678
Norfolk Southern Corp.	265	75,583
Northrop Grumman Corp.	162	72,450
Waste Management, Inc.	425	67,363
Eaton Corporation plc	440	66,774
Illinois Tool Works, Inc.	315	65,961
Emerson Electric Co.	656	64,321
FedEx Corp.	269	62,244
General Dynamics Corp.	254	61,260
L3Harris Technologies, Inc.	217	53,918
Johnson Controls International plc	775	50,817
Amphenol Corp. — Class A	661	49,806
TE Connectivity Ltd.	359	47,022
Agilent Technologies, Inc.	331	43,801
Carrier Global Corp.	944	43,301
Parker-Hannifin Corp.	142	40,294
Trane Technologies plc	258	39,397
TransDigm Group, Inc.*	58	37,789
Otis Worldwide Corp.	469	36,089
Rockwell Automation, Inc.	128	35,844
Mettler-Toledo International, Inc.*	25	34,330
AMETEK, Inc.	255	33,961
Ball Corp.	357	32,130
Keysight Technologies, Inc.*	202	31,910
Old Dominion Freight Line, Inc.	103	30,764
Republic Services, Inc. — Class A	230	30,475
Vulcan Materials Co.	146	26,820
Martin Marietta Materials, Inc.	69	26,558
Stanley Black & Decker, Inc.	180	25,162
Dover Corp.	159	24,947
Fortive Corp.	396	24,128
Teledyne Technologies, Inc.*	51	24,104
Ingersoll Rand, Inc.	450	22,657
Generac Holdings, Inc.*	70	20,808
Trimble, Inc.*	277	19,983
Garmin Ltd.	168	19,927
Westinghouse Air Brake Technologies Corp.	206	19,811
Jacobs Engineering Group, Inc.	143	19,707
Expeditors International of Washington, Inc.	187	19,291
Amcor plc	1,671	18,932
J.B. Hunt Transport Services, Inc.	93	18,673
Textron, Inc.	243	18,074
Xylem, Inc.	199	16,967
Packaging Corporation of America	105	16,392
IDEX Corp.	84	16,105
CH Robinson Worldwide, Inc.	143	15,403
Howmet Aerospace, Inc.	419	15,059
Westrock Co.	290	13,639
Nordson Corp.	60	13,625
Masco Corp.	265	13,515
Snap-on, Inc.	59	12,123
Fortune Brands Home & Security, Inc.	150	11,142
Sealed Air Corp.	164	10,981
Allegion plc	99	10,868
Pentair plc	183	9,920
A O Smith Corp.	145	9,264

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Industrial - 5.4% (continued)
Huntington Ingalls Industries, Inc.	44	$8,775
Mohawk Industries, Inc.*	61	7,576
Total Industrial		3,225,702
Energy - 2.8%
Exxon Mobil Corp.	4,672	385,860
Chevron Corp.	2,127	346,339
ConocoPhillips	1,437	143,700
EOG Resources, Inc.	646	77,023
Schlumberger N.V.	1,549	63,989
Pioneer Natural Resources Co.	251	62,758
Occidental Petroleum Corp.	979	55,548
Marathon Petroleum Corp.	639	54,635
Valero Energy Corp.	451	45,795
Williams Companies, Inc.	1,341	44,803
Phillips 66	516	44,577
Devon Energy Corp.	695	41,095
Kinder Morgan, Inc.	2,152	40,694
Halliburton Co.	992	37,567
Baker Hughes Co.	1,000	36,410
ONEOK, Inc.	492	34,750
Hess Corp.	304	32,540
Enphase Energy, Inc.*	148	29,863
Diamondback Energy, Inc.	188	25,771
Coterra Energy, Inc. — Class A	898	24,219
Marathon Oil Corp.	859	21,570
SolarEdge Technologies, Inc.*	58	18,698
APA Corp.	401	16,573
Total Energy		1,684,777
Utilities - 1.9%
NextEra Energy, Inc.	2,165	183,397
Duke Energy Corp.	849	94,799
Southern Co.	1,170	84,837
Dominion Energy, Inc.	894	75,963
Sempra Energy	352	59,178
American Electric Power Company, Inc.	556	55,472
Exelon Corp.	1,081	51,488
Xcel Energy, Inc.	594	42,869
Public Service Enterprise Group, Inc.	558	39,060
Consolidated Edison, Inc.	390	36,925
WEC Energy Group, Inc.	348	34,734
Eversource Energy	379	33,424
American Water Works Company, Inc.	200	33,106
Edison International	419	29,372
FirstEnergy Corp.	629	28,846
DTE Energy Co.	214	28,293
Ameren Corp.	284	26,628
Entergy Corp.	222	25,919
PPL Corp.	829	23,676
CMS Energy Corp.	320	22,381
CenterPoint Energy, Inc.	694	21,264
Constellation Energy Corp.	360	20,250
AES Corp.	736	18,937
Atmos Energy Corp.	149	17,804
Evergy, Inc.	253	17,290
Alliant Energy Corp.	276	17,245
NiSource, Inc.	433	13,769
NRG Energy, Inc.	270	10,357
Pinnacle West Capital Corp.	125	9,763
Total Utilities		1,157,046
Basic Materials - 1.5%
Linde plc	566	180,797
Freeport-McMoRan, Inc.	1,620	80,579
Newmont Corp.	880	69,916
Sherwin-Williams Co.	266	66,399
Air Products and Chemicals, Inc.	245	61,228
Dow, Inc.	812	51,741
Ecolab, Inc.	275	48,554
Nucor Corp.	300	44,595
DuPont de Nemours, Inc.	566	41,646
International Flavors & Fragrances, Inc.	281	36,904
PPG Industries, Inc.	262	34,340
LyondellBasell Industries N.V. — Class A	290	29,818
Albemarle Corp.	129	28,528
Mosaic Co.	409	27,198
CF Industries Holdings, Inc.	237	24,425
International Paper Co.	427	19,706
FMC Corp.	140	18,420
Celanese Corp. — Class A	119	17,002
Eastman Chemical Co.	142	15,913
Total Basic Materials		897,709
Total Common Stocks
(Cost $41,113,237)		42,257,818

MUTUAL FUNDS† - 9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	447,437	4,380,413
Guggenheim Strategy Fund II2	63,571	1,560,664
Total Mutual Funds
(Cost $5,984,850)		5,941,077

	Face Amount
U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
0.10% due 06/02/22[3,4]	$2,900,000	$2,898,370
0.12% due 05/05/22[4,5]	314,000	313,956
Total U.S. Treasury Bills
(Cost $3,213,460)		3,212,326

REPURCHASE AGREEMENTS††,6 - 15.2%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[3]	6,093,121	6,093,121
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[3]	2,346,798	2,346,798
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[3]	610,167	610,167
Total Repurchase Agreements
(Cost $9,050,086)		9,050,086

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	3,694	3,694
Total Securities Lending Collateral
(Cost $3,694)		3,694
Total Investments - 101.4%
(Cost $59,365,327)		$60,465,001
Other Assets & Liabilities, net - (1.4)%		(857,517)
Total Net Assets - 100.0%		$59,607,484

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	33	Jun 2022	$7,470,788	$294,971

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	0.72% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	04/13/22	5,029	$22,783,268	$1,008,097
BNP Paribas	S&P 500 Index	Pay	0.93% (Federal Funds Rate + 0.60%)	At Maturity	04/14/22	718	3,253,639	129,616
Goldman Sachs International	S&P 500 Index	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	04/14/22	9,669	43,804,856	(205,468)
							$69,841,763	$932,245

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2022.

 plc — Public Limited Company

 REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,257,818	$—	$—	$42,257,818
Mutual Funds	5,941,077	—	—	5,941,077
U.S. Treasury Bills	—	3,212,326	—	3,212,326
Repurchase Agreements	—	9,050,086	—	9,050,086
Securities Lending Collateral	3,694	—	—	3,694
Equity Futures Contracts**	294,971	—	—	294,971
Equity Index Swap Agreements**	—	1,137,713	—	1,137,713
Total Assets	$48,497,560	$13,400,125	$—	$61,897,685

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$205,468	$—	$205,468

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,303,229	$–	$(6,700,000)	$(52,340)	$9,775	$1,560,664	63,571	$13,991
Guggenheim Ultra Short Duration Fund — Institutional Class	4,438,580	–	–	–	(58,167)	4,380,413	447,437	11,088
	$12,741,809	$–	$(6,700,000)	$(52,340)	$(48,392)	$5,941,077		$25,079

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Technology - 30.7%
Fortinet, Inc.*	3,342	$1,142,095
NVIDIA Corp.	3,363	917,628
Monolithic Power Systems, Inc.	1,669	810,600
KLA Corp.	2,038	746,030
Advanced Micro Devices, Inc.*	6,491	709,726
Applied Materials, Inc.	4,805	633,299
Intuit, Inc.	1,207	580,374
QUALCOMM, Inc.	3,586	548,012
Teradyne, Inc.	4,513	533,572
Microsoft Corp.	1,726	532,143
Apple, Inc.	2,854	498,337
Oracle Corp.	5,959	492,988
Lam Research Corp.	824	442,991
ServiceNow, Inc.*	793	441,614
EPAM Systems, Inc.*	1,477	438,093
Cadence Design Systems, Inc.*	2,402	395,033
Adobe, Inc.*	860	391,833
MSCI, Inc. — Class A	757	380,680
Total Technology		10,635,048
Consumer, Non-cyclical - 20.1%
Dexcom, Inc.*	1,738	889,161
Regeneron Pharmaceuticals, Inc.*	1,052	734,738
Eli Lilly & Co.	2,521	721,939
Moderna, Inc.*	4,166	717,635
PerkinElmer, Inc.	3,802	663,297
West Pharmaceutical Services, Inc.	1,423	584,440
Gartner, Inc.*	1,822	541,972
Thermo Fisher Scientific, Inc.	813	480,198
Charles River Laboratories International, Inc.*	1,503	426,807
Equifax, Inc.	1,740	412,554
Bio-Techne Corp.	945	409,223
Align Technology, Inc.*	871	379,756
Total Consumer, Non-cyclical		6,961,720
Financial - 11.9%
SVB Financial Group*	1,563	874,421
Goldman Sachs Group, Inc.	2,592	855,619
Signature Bank	2,591	760,433
Discover Financial Services	6,609	728,246
Extra Space Storage, Inc. REIT	2,284	469,590
First Republic Bank	2,703	438,156
Total Financial		4,126,465
Consumer, Cyclical - 11.5%
Tesla, Inc.*	1,003	1,080,833
Tractor Supply Co.	3,071	716,679
AutoZone, Inc.*	303	619,508
Pool Corp.	1,316	556,471
O'Reilly Automotive, Inc.*	788	539,748
Lowe's Companies, Inc.	2,314	467,868
Total Consumer, Cyclical		3,981,107
Communications - 9.1%
Arista Networks, Inc.*	4,901	681,141
Etsy, Inc.*	3,842	477,484
Alphabet, Inc. — Class A*	156	433,891
Amazon.com, Inc.*	127	414,014
Alphabet, Inc. — Class C*	143	399,397
Netflix, Inc.*	997	373,466
Meta Platforms, Inc. — Class A*	1,619	360,001
Total Communications		3,139,394
Energy - 7.8%
Diamondback Energy, Inc.	7,061	967,922
Enphase Energy, Inc.*	4,575	923,144
Devon Energy Corp.	13,735	812,150
Total Energy		2,703,216
Industrial - 5.2%
Generac Holdings, Inc.*	2,611	776,146
Expeditors International of Washington, Inc.	5,410	558,095
Old Dominion Freight Line, Inc.	1,507	450,111
Total Industrial		1,784,352
Utilities - 3.1%
NRG Energy, Inc.	28,039	1,075,576
Total Common Stocks
(Cost $26,575,060)		34,406,878

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$192,282	192,282
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	74,058	74,058
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	19,255	19,255
Total Repurchase Agreements
(Cost $285,595)		285,595
Total Investments - 100.2%
(Cost $26,860,655)		$34,692,473
Other Assets & Liabilities, net - (0.2)%		(82,953)
Total Net Assets - 100.0%		$34,609,520

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,406,878	$—	$—	$34,406,878
Repurchase Agreements	—	285,595	—	285,595
Total Assets	$34,406,878	$285,595	$—	$34,692,473

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 31.7%
Berkshire Hathaway, Inc. — Class B*	3,006	$1,060,847
Prudential Financial, Inc.	7,618	900,219
Allstate Corp.	5,771	799,341
MetLife, Inc.	11,365	798,732
American International Group, Inc.	11,236	705,284
Loews Corp.	10,841	702,714
Lincoln National Corp.	10,635	695,104
Everest Re Group Ltd.	2,164	652,186
Travelers Companies, Inc.	2,849	520,598
Aflac, Inc.	7,843	505,011
Invesco Ltd.	21,802	502,754
Globe Life, Inc.	4,628	465,577
Assurant, Inc.	2,500	454,575
Hartford Financial Services Group, Inc.	6,238	447,951
Principal Financial Group, Inc.	5,999	440,386
Citigroup, Inc.	7,924	423,142
Citizens Financial Group, Inc.	8,899	403,392
People's United Financial, Inc.	18,826	376,332
Chubb Ltd.	1,748	373,897
M&T Bank Corp.	1,969	333,745
Wells Fargo & Co.	6,844	331,660
KeyCorp	12,345	276,281
Bank of New York Mellon Corp.	5,159	256,041
State Street Corp.	2,888	251,603
W R Berkley Corp.	3,604	239,957
Huntington Bancshares, Inc.	15,813	231,186
Truist Financial Corp.	4,030	228,501
Fifth Third Bancorp	4,842	208,400
Progressive Corp.	1,793	204,384
Kimco Realty Corp. REIT	7,734	191,030
U.S. Bancorp	2,797	148,660
PNC Financial Services Group, Inc.	674	124,319
Total Financial		14,253,809
Consumer, Non-cyclical - 20.9%
Archer-Daniels-Midland Co.	9,378	846,458
Cigna Corp.	3,370	807,486
CVS Health Corp.	6,342	641,874
Centene Corp.*	7,313	615,681
Tyson Foods, Inc. — Class A	6,581	589,855
Kroger Co.	9,274	532,049
Kraft Heinz Co.	13,456	530,032
Universal Health Services, Inc. — Class B	3,604	522,400
Molson Coors Beverage Co. — Class B	9,469	505,455
Cardinal Health, Inc.	7,357	417,142
AmerisourceBergen Corp. — Class A	2,554	395,129
Anthem, Inc.	710	348,766
Viatris, Inc.	31,326	340,827
Henry Schein, Inc.*	3,478	303,247
Humana, Inc.	687	298,962
Corteva, Inc.	5,172	297,287
Conagra Brands, Inc.	8,664	290,851
Nielsen Holdings plc	8,947	243,716
J M Smucker Co.	1,600	216,656
Sysco Corp.	2,166	176,854
DaVita, Inc.*	1,552	175,547
Global Payments, Inc.	1,251	171,187
Organon & Co.	4,581	160,014
Total Consumer, Non-cyclical		9,427,475
Energy - 8.7%
Marathon Petroleum Corp.	9,193	786,002
Valero Energy Corp.	7,133	724,285
Phillips 66	6,742	582,441
Baker Hughes Co.	14,067	512,180
Marathon Oil Corp.	14,233	357,391
Kinder Morgan, Inc.	18,296	345,977
Exxon Mobil Corp.	3,748	309,547
Chevron Corp.	1,862	303,189
Total Energy		3,921,012
Consumer, Cyclical - 8.3%
Walgreens Boots Alliance, Inc.	11,595	519,108
BorgWarner, Inc.	10,453	406,622
General Motors Co.*	8,943	391,167
Ford Motor Co.	22,067	373,153
Best Buy Company, Inc.	3,712	337,421
Whirlpool Corp.	1,897	327,764
PulteGroup, Inc.	6,433	269,543
PVH Corp.	3,466	265,530
Lennar Corp. — Class A	2,995	243,104
Alaska Air Group, Inc.*	4,034	234,012
Walmart, Inc.	1,503	223,827
PACCAR, Inc.	1,817	160,023
Total Consumer, Cyclical		3,751,274
Communications - 8.0%
Paramount Global — Class B	21,958	830,232
DISH Network Corp. — Class A*	17,267	546,500
AT&T, Inc.	20,609	486,991
Lumen Technologies, Inc.	38,147	429,917
Omnicom Group, Inc.	2,514	213,388
News Corp. — Class A	8,858	196,205
Fox Corp. — Class A	4,454	175,710
Discovery, Inc. — Class C*	6,954	173,641
Verizon Communications, Inc.	3,329	169,579
T-Mobile US, Inc.*	1,123	144,137
Discovery, Inc. — Class A*,1	3,873	96,515
Fox Corp. — Class B	2,063	74,846
News Corp. — Class B	2,711	61,052
Total Communications		3,598,713
Utilities - 6.0%
Pinnacle West Capital Corp.	4,881	381,206
Consolidated Edison, Inc.	2,890	273,625
Entergy Corp.	1,809	211,201
Exelon Corp.	4,402	209,667
Atmos Energy Corp.	1,732	206,957
Evergy, Inc.	2,735	186,910
PPL Corp.	6,129	175,044
Edison International	2,382	166,978
American Electric Power Company, Inc.	1,658	165,419
Sempra Energy	981	164,926
Duke Energy Corp.	1,408	157,218
NiSource, Inc.	4,802	152,703
DTE Energy Co.	1,144	151,248

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Utilities - 6.0% (continued)
Constellation Energy Corp.	1,468	$82,575
Total Utilities		2,685,677
Industrial - 5.5%
Westrock Co.	15,823	744,156
FedEx Corp.	1,469	339,912
Huntington Ingalls Industries, Inc.	1,645	328,079
CH Robinson Worldwide, Inc.	2,806	302,234
Mohawk Industries, Inc.*	2,386	296,341
Raytheon Technologies Corp.	1,814	179,713
Westinghouse Air Brake Technologies Corp.	1,671	160,700
Textron, Inc.	2,017	150,024
Total Industrial		2,501,159
Basic Materials - 5.4%
Mosaic Co.	12,294	817,551
LyondellBasell Industries N.V. — Class A	4,405	452,922
Dow, Inc.	6,467	412,077
International Paper Co.	8,667	399,982
DuPont de Nemours, Inc.	2,682	197,342
Eastman Chemical Co.	1,189	133,239
Total Basic Materials		2,413,113
Technology - 4.6%
Hewlett Packard Enterprise Co.	38,066	636,083
DXC Technology Co.*	18,375	599,576
Western Digital Corp.*	6,266	311,107
Leidos Holdings, Inc.	2,416	260,976
Intel Corp.	2,719	134,754
Fidelity National Information Services, Inc.	1,127	113,173
Total Technology		2,055,669
Total Common Stocks
(Cost $34,546,628)		44,607,901

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$236,329	236,329
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	91,024	91,024
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	23,666	23,666
Total Repurchase Agreements
(Cost $351,019)		351,019

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	75,364	75,364
Total Securities Lending Collateral
(Cost $75,364)		75,364
Total Investments - 100.1%
(Cost $34,973,011)		$45,034,284
Other Assets & Liabilities, net - (0.1)%		(43,469)
Total Net Assets - 100.0%		$44,990,815

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,607,901	$—	$—	$44,607,901
Repurchase Agreements	—	351,019	—	351,019
Securities Lending Collateral	75,364	—	—	75,364
Total Assets	$44,683,265	$351,019	$—	$45,034,284

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 20.6%
Navient Corp.	17,274	$294,349
SLM Corp.	15,753	289,225
Jefferies Financial Group, Inc.	7,287	239,378
Pinnacle Financial Partners, Inc.	1,823	167,862
Evercore, Inc. — Class A	1,495	166,423
PacWest Bancorp	3,592	154,923
Stifel Financial Corp.	1,961	133,152
East West Bancorp, Inc.	1,611	127,301
Life Storage, Inc. REIT	869	122,034
Affiliated Managers Group, Inc.	740	104,303
UMB Financial Corp.	1,063	103,281
National Storage Affiliates Trust REIT	1,644	103,177
First Financial Bankshares, Inc.	1,751	77,254
Kinsale Capital Group, Inc.	331	75,475
Camden Property Trust REIT	389	64,652
Total Financial		2,222,789
Consumer, Cyclical - 18.4%
Dick's Sporting Goods, Inc.[1]	2,438	243,849
Williams-Sonoma, Inc.	1,146	166,170
Tempur Sealy International, Inc.	5,424	151,438
Fox Factory Holding Corp.*	1,446	141,636
Crocs, Inc.*	1,752	133,853
Mattel, Inc.*	5,358	119,001
Deckers Outdoor Corp.*	408	111,698
GameStop Corp. — Class A*,1	630	104,945
Five Below, Inc.*	625	98,981
Churchill Downs, Inc.	436	96,696
Boyd Gaming Corp.	1,461	96,105
YETI Holdings, Inc.*	1,601	96,028
Wingstop, Inc.	729	85,548
Avient Corp.	1,697	81,456
Scientific Games Corp. — Class A*	1,312	77,080
Brunswick Corp.	861	69,646
Scotts Miracle-Gro Co. — Class A	470	57,791
RH*	141	45,979
Total Consumer, Cyclical		1,977,900
Consumer, Non-cyclical - 17.3%
Tenet Healthcare Corp.*	2,129	183,009
Medpace Holdings, Inc.*	922	150,830
Option Care Health, Inc.*	5,092	145,427
Tandem Diabetes Care, Inc.*	1,242	144,432
Repligen Corp.*	724	136,177
Avis Budget Group, Inc.*	458	120,592
FTI Consulting, Inc.*	674	105,966
Neurocrine Biosciences, Inc.*	1,041	97,594
ASGN, Inc.*	765	89,283
STAAR Surgical Co.*	1,113	88,940
GXO Logistics, Inc.*	1,221	87,106
Paylocity Holding Corp.*	406	83,543
Quidel Corp.*	722	81,196
Darling Ingredients, Inc.*	992	79,737
Bruker Corp.	1,197	76,967
Service Corporation International	1,106	72,797
Arrowhead Pharmaceuticals, Inc.*	1,426	65,582
Syneos Health, Inc.*	698	56,503
Total Consumer, Non-cyclical		1,865,681
Industrial - 13.1%
Louisiana-Pacific Corp.	4,492	279,043
Builders FirstSource, Inc.*	2,801	180,777
Axon Enterprise, Inc.*	958	131,945
Saia, Inc.*	473	115,327
Eagle Materials, Inc.	840	107,822
Trex Company, Inc.*	1,484	96,950
TopBuild Corp.*	460	83,439
Carlisle Companies, Inc.	292	71,809
Valmont Industries, Inc.	285	68,001
Tetra Tech, Inc.	358	59,048
Chart Industries, Inc.*,1	329	56,512
Vicor Corp.*	782	55,170
Watts Water Technologies, Inc. — Class A	394	54,999
Simpson Manufacturing Company, Inc.	501	54,629
Total Industrial		1,415,471
Technology - 11.3%
Concentrix Corp.	1,555	259,001
Azenta, Inc.	1,473	122,082
Teradata Corp.*	2,299	113,318
Power Integrations, Inc.	1,187	110,011
Maximus, Inc.	1,296	97,135
Digital Turbine, Inc.*	2,216	97,083
Qualys, Inc.*	627	89,291
Lattice Semiconductor Corp.*	1,287	78,443
Ziff Davis, Inc.*	763	73,843
SiTime Corp.*	271	67,159
Silicon Laboratories, Inc.*	414	62,183
Synaptics, Inc.*	232	46,284
Total Technology		1,215,833
Basic Materials - 8.8%
Cleveland-Cliffs, Inc.*	13,596	437,927
Steel Dynamics, Inc.	3,249	271,064
Olin Corp.	2,531	132,321
Valvoline, Inc.	3,188	100,613
Total Basic Materials		941,925
Energy - 7.1%
Antero Midstream Corp.	19,506	212,031
Targa Resources Corp.	2,745	207,165
Murphy Oil Corp.	5,129	207,160
PDC Energy, Inc.	1,950	141,726
Total Energy		768,082
Communications - 2.8%
Mimecast Ltd.*	2,607	207,413
Calix, Inc.*	2,272	97,491
Total Communications		304,904
Total Common Stocks
(Cost $9,724,721)		10,712,585

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$56,377	$56,377
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	21,714	21,714
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	5,646	5,646
Total Repurchase Agreements
(Cost $83,737)		83,737

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	318,222	$318,222
Total Securities Lending Collateral
(Cost $318,222)		318,222
Total Investments - 103.2%
(Cost $10,126,680)		$11,114,544
Other Assets & Liabilities, net - (3.2)%		(345,297)
Total Net Assets - 100.0%		$10,769,247

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,712,585	$—	$—	$10,712,585
Repurchase Agreements	—	83,737	—	83,737
Securities Lending Collateral	318,222	—	—	318,222
Total Assets	$11,030,807	$83,737	$—	$11,114,544

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 30.1%
Unum Group	11,598	$365,453
Reinsurance Group of America, Inc. — Class A	2,598	284,377
CNO Financial Group, Inc.	9,402	235,896
Alleghany Corp.*	278	235,466
Kemper Corp.	3,823	216,152
Old Republic International Corp.	7,368	190,610
Mercury General Corp.	3,373	185,515
Voya Financial, Inc.	2,591	171,913
Hanover Insurance Group, Inc.	1,036	154,903
First Horizon Corp.	5,866	137,792
FNB Corp.	9,720	121,014
Associated Banc-Corp.	5,255	119,604
SL Green Realty Corp. REIT	1,400	113,652
Fulton Financial Corp.	6,693	111,238
Alliance Data Systems Corp.	1,959	109,998
MGIC Investment Corp.	8,017	108,630
Texas Capital Bancshares, Inc.*	1,719	98,516
New York Community Bancorp, Inc.	9,132	97,895
Cadence Bank	3,147	92,081
United Bankshares, Inc.	2,360	82,317
Essent Group Ltd.	1,966	81,019
Selective Insurance Group, Inc.	896	80,067
Prosperity Bancshares, Inc.	1,078	74,792
Old National Bancorp	4,337	71,040
International Bancshares Corp.	1,619	68,338
RenaissanceRe Holdings Ltd.	428	67,842
Washington Federal, Inc.	1,953	64,098
Valley National Bancorp	4,569	59,488
Sabra Health Care, Inc. REIT	3,869	57,609
Total Financial		3,857,315
Consumer, Cyclical - 23.3%
Kohl's Corp.	4,085	246,979
Lithia Motors, Inc. — Class A	630	189,076
Taylor Morrison Home Corp. — Class A*	6,835	186,049
Univar Solutions, Inc.*	5,552	178,441
Adient plc*	4,209	171,601
Gap, Inc.	10,622	149,558
Foot Locker, Inc.	4,668	138,453
KB Home	4,222	136,708
Thor Industries, Inc.	1,718	135,206
Dana, Inc.	7,683	134,990
Tri Pointe Homes, Inc.*	6,535	131,223
Goodyear Tire & Rubber Co.*	9,126	130,411
Macy's, Inc.	5,312	129,400
Lear Corp.	800	114,072
Murphy USA, Inc.	570	113,977
Urban Outfitters, Inc.*	4,018	100,892
Nu Skin Enterprises, Inc. — Class A	2,067	98,968
JetBlue Airways Corp.*	6,505	97,250
Nordstrom, Inc.	2,982	80,842
Callaway Golf Co.*	3,132	73,351
Toll Brothers, Inc.	1,492	70,154
BJ's Wholesale Club Holdings, Inc.*	923	62,404
MillerKnoll, Inc.	1,614	55,780
Harley-Davidson, Inc.	1,298	51,141
Total Consumer, Cyclical		2,976,926
Industrial - 16.8%
Avnet, Inc.	6,882	279,340
Arrow Electronics, Inc.*	1,567	185,893
Ryder System, Inc.	2,182	173,098
Greif, Inc. — Class A	2,510	163,301
TD SYNNEX Corp.	1,533	158,221
Worthington Industries, Inc.	2,732	140,452
AGCO Corp.	725	105,872
Fluor Corp.*	3,653	104,805
Vishay Intertechnology, Inc.	4,808	94,237
MDU Resources Group, Inc.	3,252	86,666
XPO Logistics, Inc.*	1,080	78,624
Owens Corning	828	75,762
Kirby Corp.*	988	71,324
EMCOR Group, Inc.	626	70,506
Silgan Holdings, Inc.	1,405	64,953
EnerSys	774	57,717
Oshkosh Corp.	571	57,471
Terex Corp.	1,417	50,530
Knight-Swift Transportation Holdings, Inc.	976	49,249
Werner Enterprises, Inc.	1,064	43,624
Timken Co.	656	39,819
Total Industrial		2,151,464
Consumer, Non-cyclical - 8.5%
Graham Holdings Co. — Class B	339	207,288
Sprouts Farmers Market, Inc.*	5,284	168,982
ManpowerGroup, Inc.	1,719	161,449
Performance Food Group Co.*	2,977	151,559
Patterson Companies, Inc.	4,149	134,303
Perrigo Company plc	2,945	113,177
Pilgrim's Pride Corp.*	3,970	99,647
Ingredion, Inc.	619	53,946
Total Consumer, Non-cyclical		1,090,351
Basic Materials - 8.1%
United States Steel Corp.	11,814	445,860
Commercial Metals Co.	5,632	234,404
Reliance Steel & Aluminum Co.	894	163,915
Minerals Technologies, Inc.	1,260	83,349
Cabot Corp.	1,024	70,052
Chemours Co.	1,429	44,985
Total Basic Materials		1,042,565
Utilities - 4.3%
Spire, Inc.	1,586	113,811
Southwest Gas Holdings, Inc.	1,451	113,599
UGI Corp.	2,173	78,706
NorthWestern Corp.	1,213	73,374
ONE Gas, Inc.	685	60,445
ALLETE, Inc.	882	59,076
Hawaiian Electric Industries, Inc.	1,166	49,334
Total Utilities		548,345
Energy - 4.1%
HF Sinclair Corp.*	8,152	324,857
NOV, Inc.	8,112	159,076
Equitrans Midstream Corp.	5,272	44,496
Total Energy		528,429

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 3.7%
Xerox Holdings Corp.	12,523	$252,589
Science Applications International Corp.	978	90,142
CACI International, Inc. — Class A*	225	67,784
Kyndryl Holdings, Inc.*	4,709	61,782
Total Technology		472,297
Communications - 0.7%
Viasat, Inc.*	1,788	87,254
Total Common Stocks
(Cost $9,977,609)		12,754,946

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$61,312	$61,312
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	23,614	23,614
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,140	6,140
Total Repurchase Agreements
(Cost $91,066)		91,066
Total Investments - 100.3%
(Cost $10,068,675)		$12,846,012
Other Assets & Liabilities, net - (0.3)%		(37,140)
Total Net Assets - 100.0%		$12,808,872

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,754,946	$—	$—	$12,754,946
Repurchase Agreements	—	91,066	—	91,066
Total Assets	$12,754,946	$91,066	$—	$12,846,012

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 27.2%
B. Riley Financial, Inc.	2,810	$196,588
Customers Bancorp, Inc.*	3,183	165,962
ServisFirst Bancshares, Inc.	1,436	136,836
Flagstar Bancorp, Inc.	3,035	128,684
Piper Sandler Cos.	979	128,494
First BanCorp	9,683	127,041
Meta Financial Group, Inc.	2,273	124,833
St. Joe Co.	2,043	121,027
Triumph Bancorp, Inc.*	1,186	111,508
Innovative Industrial Properties, Inc. REIT	505	103,727
Enova International, Inc.*	2,713	103,013
Walker & Dunlop, Inc.	783	101,336
HomeStreet, Inc.	2,100	99,498
World Acceptance Corp.*	515	98,798
Preferred Bank/Los Angeles CA	1,321	97,873
Greenhill & Company, Inc.	6,316	97,708
Veritex Holdings, Inc.	2,426	92,600
Axos Financial, Inc.*	1,858	86,192
Investors Bancorp, Inc.	5,618	83,877
Virtus Investment Partners, Inc.	347	83,276
Bancorp, Inc.*	2,819	79,862
Redwood Trust, Inc. REIT	7,244	76,279
HCI Group, Inc.	1,047	71,385
Palomar Holdings, Inc.*	1,037	66,358
Independence Realty Trust, Inc. REIT	2,482	65,624
NexPoint Residential Trust, Inc. REIT	721	65,114
Brightsphere Investment Group, Inc.	1,993	48,330
Trupanion, Inc.*	419	37,341
Douglas Elliman, Inc.	1,959	14,301
Total Financial		2,813,465
Consumer, Non-cyclical - 25.3%
Fulgent Genetics, Inc.*	2,452	153,029
Innoviva, Inc.*	7,496	145,048
Organogenesis Holdings, Inc.*	16,275	124,015
Celsius Holdings, Inc.*	2,153	118,803
Community Health Systems, Inc.*	9,811	116,457
United Natural Foods, Inc.*	2,779	114,912
Avid Bioservices, Inc.*	5,611	114,296
Simply Good Foods Co.*	2,859	108,499
Cross Country Healthcare, Inc.*	4,545	98,490
AMN Healthcare Services, Inc.*	914	95,358
MGP Ingredients, Inc.	1,028	87,986
Cara Therapeutics, Inc.*	7,175	87,176
iTeos Therapeutics, Inc.*	2,560	82,381
Collegium Pharmaceutical, Inc.*	3,843	78,244
Coca-Cola Consolidated, Inc.	153	76,018
Joint Corp.*	2,123	75,133
Ligand Pharmaceuticals, Inc. — Class B*	640	71,994
Heidrick & Struggles International, Inc.	1,720	68,077
Vericel Corp.*	1,715	65,547
Korn Ferry	981	63,706
AngioDynamics, Inc.*	2,857	61,540
uniQure N.V.*	3,347	60,480
Inter Parfums, Inc.	679	59,786
CorVel Corp.*	339	57,101
Medifast, Inc.	324	55,333
Supernus Pharmaceuticals, Inc.*	1,576	50,937
Vector Group Ltd.	3,917	47,161
Omnicell, Inc.*	346	44,803
Endo International plc*	18,904	43,668
BioLife Solutions, Inc.*	1,685	38,300
Alarm.com Holdings, Inc.*	546	36,287
RadNet, Inc.*	1,485	33,219
Xencor, Inc.*	1,234	32,923
Heska Corp.*	208	28,762
Zynex, Inc.[1]	3,882	24,185
Total Consumer, Non-cyclical		2,619,654
Consumer, Cyclical - 13.4%
XPEL, Inc.*	2,264	119,109
Hibbett, Inc.	2,501	110,894
Vista Outdoor, Inc.*	2,922	104,286
MarineMax, Inc.*	2,436	98,073
OptimizeRx Corp.*	2,500	94,275
Signet Jewelers Ltd.	1,271	92,402
Century Communities, Inc.	1,702	91,176
Boot Barn Holdings, Inc.*	935	88,629
Shoe Carnival, Inc.	3,019	88,034
Movado Group, Inc.	2,117	82,669
LGI Homes, Inc.*	712	69,548
Buckle, Inc.	1,925	63,602
Barnes & Noble Education, Inc.*	17,735	63,491
Sleep Number Corp.*	1,173	59,483
Cavco Industries, Inc.*	219	52,746
Children's Place, Inc.*	917	45,208
Installed Building Products, Inc.	427	36,078
Gentherm, Inc.*	421	30,750
Total Consumer, Cyclical		1,390,453
Industrial - 12.5%
Encore Wire Corp.	1,349	153,880
Dorian LPG Ltd.	9,967	144,422
Matson, Inc.	1,024	123,515
MYR Group, Inc.*	1,178	110,779
UFP Industries, Inc.	1,342	103,549
Comfort Systems USA, Inc.	1,123	99,958
Mueller Industries, Inc.	1,823	98,752
NV5 Global, Inc.*	646	86,112
Insteel Industries, Inc.	2,248	83,154
Fabrinet*	676	71,068
ArcBest Corp.	820	66,010
Triumph Group, Inc.*	2,112	53,391
Sturm Ruger & Company, Inc.	741	51,588
Advanced Energy Industries, Inc.	510	43,901
Total Industrial		1,290,079
Technology - 10.5%
Kulicke & Soffa Industries, Inc.	2,588	144,980
Onto Innovation, Inc.*	1,404	121,993
MaxLinear, Inc. — Class A*	2,022	117,984
Axcelis Technologies, Inc.*	1,064	80,364
Veeco Instruments, Inc.*	2,938	79,884
Rambus, Inc.*	2,243	71,529
Ultra Clean Holdings, Inc.*	1,658	70,283
Diodes, Inc.*	806	70,114

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 10.5% (continued)
ExlService Holdings, Inc.*	420	$60,173
3D Systems Corp.*	3,197	53,326
SPS Commerce, Inc.*	347	45,526
Diebold Nixdorf, Inc.*	6,620	44,553
Donnelley Financial Solutions, Inc.*	1,295	43,072
TTEC Holdings, Inc.	514	42,415
Apollo Medical Holdings, Inc.*	870	42,169
Total Technology		1,088,365
Communications - 5.4%
TechTarget, Inc.*	1,559	126,716
Perficient, Inc.*	792	87,191
Thryv Holdings, Inc.*	2,382	66,982
Extreme Networks, Inc.*	4,681	57,155
Liquidity Services, Inc.*	3,333	57,061
Vonage Holdings Corp.*	2,169	44,009
Shutterstock, Inc.	465	43,282
Harmonic, Inc.*	4,343	40,347
ADTRAN, Inc.	1,767	32,601
Total Communications		555,344
Energy - 4.8%
Matador Resources Co.	3,536	187,337
Civitas Resources, Inc.	1,882	112,374
Callon Petroleum Co.*	1,514	89,447
SM Energy Co.	1,569	61,113
Ranger Oil Corp. — Class A*	1,208	41,712
Total Energy		491,983
Basic Materials - 0.8%
Rogers Corp.*	216	58,687
Balchem Corp.	214	29,254
Total Basic Materials		87,941
Total Common Stocks
(Cost $9,705,032)		10,337,284

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$65,716	65,716
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	25,311	25,311
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,581	6,581
Total Repurchase Agreements
(Cost $97,608)		97,608

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	17,275	17,275
Total Securities Lending Collateral
(Cost $17,275)		17,275
Total Investments - 101.0%
(Cost $9,819,915)		$10,452,167
Other Assets & Liabilities, net - (1.0)%		(103,916)
Total Net Assets - 100.0%		$10,348,251

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,337,284	$—	$—	$10,337,284
Repurchase Agreements	—	97,608	—	97,608
Securities Lending Collateral	17,275	—	—	17,275
Total Assets	$10,354,559	$97,608	$—	$10,452,167

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 23.3%
ScanSource, Inc.*	4,519	$157,216
World Fuel Services Corp.	5,750	155,480
Motorcar Parts of America, Inc.*	7,948	141,713
ODP Corp.*	3,090	141,615
Vera Bradley, Inc.*	16,749	128,465
Conn's, Inc.*	8,318	128,180
G-III Apparel Group Ltd.*	4,631	125,269
Titan International, Inc.*	8,075	118,945
PC Connection, Inc.	2,226	116,620
Cato Corp. — Class A	7,921	116,122
M/I Homes, Inc.*	2,589	114,822
Big Lots, Inc.	3,304	114,318
Meritor, Inc.*	3,099	110,231
Chico's FAS, Inc.*	22,318	107,126
Sonic Automotive, Inc. — Class A	2,287	97,220
Group 1 Automotive, Inc.	572	95,999
LL Flooring Holdings, Inc.*	6,782	95,084
Haverty Furniture Companies, Inc.	3,308	90,705
Fossil Group, Inc.*	8,946	86,240
America's Car-Mart, Inc.*	1,012	81,527
Ethan Allen Interiors, Inc.	2,919	76,098
MDC Holdings, Inc.	1,949	73,750
SkyWest, Inc.*	2,551	73,596
Guess?, Inc.[1]	3,240	70,794
American Axle & Manufacturing Holdings, Inc.*	8,983	69,708
Resideo Technologies, Inc.*	2,907	69,274
KAR Auction Services, Inc.*	3,829	69,113
Veritiv Corp.*	510	68,131
Fiesta Restaurant Group, Inc.*	8,911	66,610
Wabash National Corp.	4,325	64,183
PriceSmart, Inc.	774	61,045
Tupperware Brands Corp.*	3,075	59,809
Bed Bath & Beyond, Inc.*,1	2,440	54,973
Bloomin' Brands, Inc.	2,407	52,810
Caleres, Inc.	2,541	49,118
La-Z-Boy, Inc.	1,752	46,200
Universal Electronics, Inc.*	1,374	42,924
Standard Motor Products, Inc.	966	41,673
Brinker International, Inc.*	1,091	41,633
El Pollo Loco Holdings, Inc.*	3,419	39,729
Zumiez, Inc.*	849	32,440
Total Consumer, Cyclical		3,546,508
Financial - 22.2%
United Fire Group, Inc.	6,603	205,155
Realogy Holdings Corp.*	10,968	171,978
StoneX Group, Inc.*	2,267	168,280
Genworth Financial, Inc. — Class A*	43,927	166,044
SiriusPoint Ltd.*	22,155	165,719
GEO Group, Inc. REIT*	23,162	153,101
Universal Insurance Holdings, Inc.	10,923	147,351
American Equity Investment Life Holding Co.	3,367	134,377
Mr Cooper Group, Inc.*	2,880	131,530
EZCORP, Inc. — Class A*	19,179	115,841
ProAssurance Corp.	4,095	110,074
Horace Mann Educators Corp.	2,549	106,625
Employers Holdings, Inc.	2,179	89,383
Safety Insurance Group, Inc.	834	75,769
Heritage Financial Corp.	2,738	68,614
Hope Bancorp, Inc.	4,169	67,037
Ready Capital Corp. REIT	4,264	64,216
PennyMac Mortgage Investment Trust REIT	3,556	60,061
Diversified Healthcare Trust REIT	18,600	59,520
Two Harbors Investment Corp. REIT	10,643	58,855
New York Mortgage Trust, Inc. REIT	15,089	55,075
Apollo Commercial Real Estate Finance, Inc. REIT	3,917	54,564
Franklin Street Properties Corp. REIT	9,172	54,115
First Financial Bancorp	2,305	53,130
Renasant Corp.	1,548	51,781
Allegiance Bancshares, Inc.	1,148	51,293
Granite Point Mortgage Trust, Inc. REIT	4,585	50,985
S&T Bancorp, Inc.	1,712	50,641
Franklin BSP Realty Trust, Inc. REIT	3,564	49,824
ARMOUR Residential, Inc. REIT[1]	5,702	47,897
Columbia Banking System, Inc.	1,451	46,824
Northwest Bancshares, Inc.	3,242	43,799
Berkshire Hills Bancorp, Inc.	1,499	43,426
NMI Holdings, Inc. — Class A*	2,077	42,828
Trustmark Corp.	1,392	42,303
TrustCo Bank Corporation NY	1,287	41,094
Office Properties Income Trust REIT	1,567	40,319
Simmons First National Corp. — Class A	1,468	38,491
PRA Group, Inc.*	830	37,416
BankUnited, Inc.	842	37,014
eHealth, Inc.*	2,584	32,067
Invesco Mortgage Capital, Inc. REIT	13,954	31,815
RE/MAX Holdings, Inc. — Class A	1,109	30,753
Orion Office, Inc. REIT	2,063	28,882
Total Financial		3,375,866
Consumer, Non-cyclical - 16.9%
Kelly Services, Inc. — Class A	10,234	221,976
Andersons, Inc.	4,283	215,264
Seneca Foods Corp. — Class A*	3,844	198,120
SpartanNash Co.	5,983	197,379
Universal Corp.	3,243	188,321
Fresh Del Monte Produce, Inc.	6,352	164,580
Aaron's Company, Inc.	7,054	141,644
TreeHouse Foods, Inc.*	3,427	110,555
Perdoceo Education Corp.*	8,784	100,840
TrueBlue, Inc.*	3,407	98,428
Strategic Education, Inc.	1,428	94,791
American Public Education, Inc.*	4,379	93,010

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Non-cyclical - 16.9% (continued)
CoreCivic, Inc.*	8,302	$92,733
ABM Industries, Inc.	1,954	89,962
Owens & Minor, Inc.	1,683	74,086
Quanex Building Products Corp.	3,149	66,098
Covetrus, Inc.*	3,923	65,867
Hostess Brands, Inc.*	2,715	59,567
Select Medical Holdings Corp.	2,301	55,201
Resources Connection, Inc.	3,034	52,003
Adtalem Global Education, Inc.*	1,466	43,555
Central Garden & Pet Co. — Class A*	978	39,883
Emergent BioSolutions, Inc.*	825	33,874
Edgewell Personal Care Co.	922	33,810
Deluxe Corp.	956	28,909
Central Garden & Pet Co.*	240	10,550
Total Consumer, Non-cyclical		2,571,006
Industrial - 14.5%
Olympic Steel, Inc.	7,873	302,796
TimkenSteel Corp.*	10,230	223,832
Sanmina Corp.*	3,723	150,484
Benchmark Electronics, Inc.	6,000	150,240
AAR Corp.*	3,025	146,501
Atlas Air Worldwide Holdings, Inc.*	1,673	144,497
TTM Technologies, Inc.*	8,614	127,659
Greenbrier Companies, Inc.	2,449	126,148
Tredegar Corp.	7,796	93,474
Powell Industries, Inc.	4,316	83,817
DXP Enterprises, Inc.*	3,024	81,920
Moog, Inc. — Class A	883	77,527
American Woodmark Corp.*	1,415	69,264
Granite Construction, Inc.	2,103	68,978
Harsco Corp.*	5,252	64,284
O-I Glass, Inc.*	4,780	63,001
Griffon Corp.	2,848	57,046
Hub Group, Inc. — Class A*	635	49,028
Matthews International Corp. — Class A	1,498	48,475
Arcosa, Inc.	703	40,247
Plexus Corp.*	481	39,351
Total Industrial		2,208,569
Energy - 9.5%
SunCoke Energy, Inc.	22,623	201,571
PBF Energy, Inc. — Class A*	7,643	186,260
US Silica Holdings, Inc.*	8,254	154,020
Helix Energy Solutions Group, Inc.*	27,634	132,090
Renewable Energy Group, Inc.*	1,812	109,897
Oil States International, Inc.*	13,880	96,466
NOW, Inc.*	8,090	89,233
CONSOL Energy, Inc.*	2,072	77,969
Bristow Group, Inc.*	1,797	66,633
Nabors Industries Ltd.*	426	65,059
ProPetro Holding Corp.*	4,572	63,688
REX American Resources Corp.*	608	60,557
Oceaneering International, Inc.*	3,968	60,155
FutureFuel Corp.	5,441	52,941
Archrock, Inc.	4,231	39,052
Total Energy		1,455,591
Basic Materials - 7.7%
Mercer International, Inc.	13,257	184,935
Rayonier Advanced Materials, Inc.*	22,232	146,064
Unifi, Inc.*	6,814	123,333
American Vanguard Corp.	5,475	111,252
Koppers Holdings, Inc.	3,752	103,255
Trinseo plc	2,064	98,907
Schweitzer-Mauduit International, Inc.	2,796	76,890
Sylvamo Corp.*	2,138	71,153
Clearwater Paper Corp.*	2,279	63,880
Carpenter Technology Corp.	1,462	61,375
Glatfelter Corp.	4,383	54,262
Kaiser Aluminum Corp.	413	38,888
Arconic Corp.*	1,259	32,256
Total Basic Materials		1,166,450
Communications - 3.2%
Telephone & Data Systems, Inc.	8,257	155,892
NETGEAR, Inc.*	4,376	108,000
AMC Networks, Inc. — Class A*	2,547	103,485
Scholastic Corp.	1,594	64,206
ATN International, Inc.	1,574	62,771
Total Communications		494,354
Technology - 2.2%
Insight Enterprises, Inc.*	796	85,427
Photronics, Inc.*	4,112	69,781
Consensus Cloud Solutions, Inc.*	1,140	68,548
Loyalty Ventures, Inc.*	3,616	59,773
Ebix, Inc.	1,743	57,780
Total Technology		341,309
Total Common Stocks
(Cost $12,472,168)		15,159,653

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$60,325	60,325
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	23,235	23,235
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,041	6,041
Total Repurchase Agreements
(Cost $89,601)		89,601

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	122,408	122,408
Total Securities Lending Collateral
(Cost $122,408)		122,408
Total Investments - 100.9%
(Cost $12,684,177)		$15,371,662
Other Assets & Liabilities, net - (0.9)%		(138,548)
Total Net Assets - 100.0%		$15,233,114

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,159,653	$—	$—	$15,159,653
Repurchase Agreements	—	89,601	—	89,601
Securities Lending Collateral	122,408	—	—	122,408
Total Assets	$15,282,061	$89,601	$—	$15,371,662

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 49.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	84,919	$831,353
Guggenheim Strategy Fund II1	33,486	822,090
Total Mutual Funds
(Cost $1,675,508)		1,653,443

	Face Amount
FEDERAL AGENCY NOTES†† - 12.0%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	$400,000	400,032
Total Federal Agency Notes
(Cost $400,029)		400,032

FEDERAL AGENCY DISCOUNT NOTES†† - 7.5%
Federal Home Loan Bank
0.18% due 04/01/22[2]	250,000	250,000
Total Federal Agency Discount Notes
(Cost $250,000)		250,000

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	106,000	105,985
Total U.S. Treasury Bills
(Cost $105,988)		105,985

REPURCHASE AGREEMENTS††,4 - 24.9%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[5]	560,601	560,601
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[5]	215,918	215,918
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[5]	56,139	56,139
Total Repurchase Agreements
(Cost $832,658)		832,658
Total Investments - 97.0%
(Cost $3,264,183)		$3,242,118
Other Assets & Liabilities, net - 3.0%		100,742
Total Net Assets - 100.0%		$3,342,860

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	58	Jun 2022	$5,707,780	$(55,423)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	ICE U.S. Dollar Index	N/A	N/A	At Maturity	06/17/22	10,451	$1,026,838	$(3,697)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2022.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,653,443	$—	$—	$1,653,443
Federal Agency Notes	—	400,032	—	400,032
Federal Agency Discount Notes	—	250,000	—	250,000
U.S. Treasury Bills	—	105,985	—	105,985
Repurchase Agreements	—	832,658	—	832,658
Total Assets	$1,653,443	$1,588,675	$—	$3,242,118

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$55,423	$—	$—	$55,423
Currency Index Swap Agreements**	—	3,697	—	3,697
Total Liabilities	$55,423	$3,697	$—	$59,120

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,056,098	$–	$(220,000)	$(3,700)	$(10,308)	$822,090	33,486	$3,578
Guggenheim Ultra Short Duration Fund — Institutional Class	1,045,048	–	(200,000)	(3,444)	(10,251)	831,353	84,919	2,606
	$2,101,146	$–	$(420,000)	$(7,144)	$(20,559)	$1,653,443		$6,184

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 34.9%
Microsoft Corp.	3,315	$1,022,048
Oracle Corp.	3,860	319,338
Adobe, Inc.*	663	302,076
salesforce.com, Inc.*	1,407	298,734
Intuit, Inc.	505	242,824
ServiceNow, Inc.*	385	214,403
Snowflake, Inc. — Class A*	760	174,139
Fiserv, Inc.*	1,677	170,048
Activision Blizzard, Inc.	2,081	166,709
Fidelity National Information Services, Inc.	1,636	164,287
Workday, Inc. — Class A*	683	163,551
Synopsys, Inc.*	458	152,638
Paychex, Inc.	1,105	150,799
Datadog, Inc. — Class A*	967	146,471
VMware, Inc. — Class A	1,253	142,679
Cadence Design Systems, Inc.*	866	142,422
Autodesk, Inc.*	657	140,828
Cloudflare, Inc. — Class A*	1,150	137,655
Atlassian Corporation plc — Class A*	452	132,811
Zoom Video Communications, Inc. — Class A*	1,058	124,029
Electronic Arts, Inc.	977	123,600
MongoDB, Inc.*	270	119,769
Twilio, Inc. — Class A*	697	114,873
Palantir Technologies, Inc. — Class A*	8,348	114,618
Unity Software, Inc.*	1,129	112,008
Splunk, Inc.*	742	110,269
ANSYS, Inc.*	341	108,319
Citrix Systems, Inc.*	1,062	107,156
DocuSign, Inc.*	973	104,228
NetEase, Inc. ADR	1,160	104,040
Bill.com Holdings, Inc.*	446	101,148
ZoomInfo Technologies, Inc. — Class A*	1,681	100,423
HubSpot, Inc.*	203	96,413
Akamai Technologies, Inc.*	775	92,527
Tyler Technologies, Inc.*	205	91,202
SS&C Technologies Holdings, Inc.	1,188	89,124
Broadridge Financial Solutions, Inc.	568	88,443
Take-Two Interactive Software, Inc.*	566	87,017
Jack Henry & Associates, Inc.	404	79,608
Dynatrace, Inc.*	1,642	77,338
PTC, Inc.*	665	71,634
Fair Isaac Corp.*	152	70,902
RingCentral, Inc. — Class A*	600	70,326
Ceridian HCM Holding, Inc.*	996	68,087
Dropbox, Inc. — Class A*	2,766	64,310
Avalara, Inc.*	639	63,587
Coupa Software, Inc.*	612	62,198
Elastic N.V.*	687	61,109
Five9, Inc.*	541	59,726
UiPath, Inc. — Class A*	2,717	58,660
Asana, Inc. — Class A*,1	1,407	56,238
MicroStrategy, Inc. — Class A*,1	103	50,091
Digital Turbine, Inc.*	967	42,364
Fastly, Inc. — Class A*	1,808	31,423
Total Software		7,361,267
Semiconductors - 20.4%
NVIDIA Corp.	2,045	557,999
Broadcom, Inc.	533	335,620
Intel Corp.	6,097	302,167
Texas Instruments, Inc.	1,486	272,651
QUALCOMM, Inc.	1,770	270,491
Advanced Micro Devices, Inc.*	2,416	264,166
Applied Materials, Inc.	1,679	221,292
Analog Devices, Inc.	1,164	192,270
Micron Technology, Inc.	2,375	184,989
Lam Research Corp.	331	177,949
Marvell Technology, Inc.	2,265	162,423
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,535	160,039
KLA Corp.	418	153,013
NXP Semiconductor N.V.	803	148,619
ASML Holding N.V. — Class G	201	134,254
Microchip Technology, Inc.	1,764	132,547
ON Semiconductor Corp.*	1,721	107,752
Monolithic Power Systems, Inc.	209	101,507
Skyworks Solutions, Inc.	714	95,162
Teradyne, Inc.	754	89,145
Entegris, Inc.	635	83,350
Wolfspeed, Inc.*	706	80,385
Qorvo, Inc.*	592	73,467
Total Semiconductors		4,301,257
Internet - 14.8%
Alphabet, Inc. — Class A*	322	895,595
Meta Platforms, Inc. — Class A*	2,347	521,879
Palo Alto Networks, Inc.*	274	170,568
Snap, Inc. — Class A*	4,481	161,271
Sea Ltd. ADR*	1,302	155,966
Shopify, Inc. — Class A*	215	145,331
Match Group, Inc.*	1,123	122,115
Twitter, Inc.*	3,101	119,978
Baidu, Inc. ADR*	866	114,572
VeriSign, Inc.*	478	106,336
CDW Corp.	578	103,398
Okta, Inc.*	643	97,067
NortonLifeLock, Inc.	3,375	89,505
Pinterest, Inc. — Class A*	3,347	82,370
Zendesk, Inc.*	677	81,436
GoDaddy, Inc. — Class A*	961	80,436
F5, Inc.*	361	75,431
Total Internet		3,123,254
Computers - 13.7%
Apple, Inc.	6,636	1,158,712
International Business Machines Corp.	1,748	227,275
Accenture plc — Class A	574	193,570
Crowdstrike Holdings, Inc. — Class A*	720	163,498
Fortinet, Inc.*	472	161,301
Cognizant Technology Solutions Corp. — Class A	1,575	141,230
HP, Inc.	3,560	129,228
Zscaler, Inc.*	529	127,637

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 13.7% (continued)
Dell Technologies, Inc. — Class C	2,537	$127,332
Infosys Ltd. ADR	4,245	105,658
Check Point Software Technologies Ltd.*	730	100,930
Seagate Technology Holdings plc	1,010	90,799
NetApp, Inc.	1,046	86,818
Western Digital Corp.*	1,632	81,029
Total Computers		2,895,017
Commercial Services - 4.4%
PayPal Holdings, Inc.*	2,097	242,518
Automatic Data Processing, Inc.	923	210,020
Block, Inc. — Class A*	1,383	187,535
Global Payments, Inc.	935	127,945
FleetCor Technologies, Inc.*	371	92,401
Marathon Digital Holdings, Inc.*,1	1,302	36,391
Riot Blockchain, Inc.*,1	1,681	35,587
Total Commercial Services		932,397
Diversified Financial Services - 4.1%
Visa, Inc. — Class A	2,085	462,390
Mastercard, Inc. — Class A	1,089	389,187
Total Diversified Financial Services		851,577
Telecommunications - 3.1%
Cisco Systems, Inc.	5,732	319,616
Arista Networks, Inc.*	1,020	141,760
Corning, Inc.	3,139	115,861
Juniper Networks, Inc.	2,039	75,769
Total Telecommunications		653,006
Electronics - 1.7%
Amphenol Corp. — Class A	1,843	138,870
TE Connectivity Ltd.	1,018	133,338
Trimble, Inc.*	1,241	89,526
Total Electronics		361,734
Energy-Alternate Sources - 1.3%
Enphase Energy, Inc.*	551	111,181
SolarEdge Technologies, Inc.*	308	99,290
First Solar, Inc.*	756	63,307
Total Energy-Alternate Sources		273,778
Advertising - 0.6%
Trade Desk, Inc. — Class A*	1,772	122,711
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	235	97,219
Total Common Stocks
(Cost $7,597,140)		20,973,217

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$114,019	114,019
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	43,915	43,915
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	11,418	11,418
Total Repurchase Agreements
(Cost $169,352)		169,352

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	116,484	116,484
Total Securities Lending Collateral
(Cost $116,484)		116,484
Total Investments - 100.9%
(Cost $7,882,976)		$21,259,053
Other Assets & Liabilities, net - (0.9)%		(182,749)
Total Net Assets - 100.0%		$21,076,304

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,973,217	$—	$—	$20,973,217
Repurchase Agreements	—	169,352	—	169,352
Securities Lending Collateral	116,484	—	—	116,484
Total Assets	$21,089,701	$169,352	$—	$21,259,053

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Telecommunications - 67.2%
Verizon Communications, Inc.	4,315	$219,806
AT&T, Inc.	8,428	199,154
Cisco Systems, Inc.	3,454	192,595
T-Mobile US, Inc.*	1,496	192,012
Arista Networks, Inc.*	748	103,957
Motorola Solutions, Inc.	413	100,029
Ubiquiti, Inc.	227	66,093
Juniper Networks, Inc.	1,484	55,145
Lumen Technologies, Inc.	4,672	52,653
Ciena Corp.*	771	46,746
Frontier Communications Parent, Inc.*	1,420	39,291
Vonage Holdings Corp.*	1,711	34,716
Iridium Communications, Inc.*	843	33,990
BCE, Inc.	523	29,006
Viavi Solutions, Inc.*	1,801	28,960
Vodafone Group plc ADR[1]	1,706	28,354
America Movil SAB de CV — Class L ADR	1,324	28,003
Viasat, Inc.*	568	27,718
Nice Ltd. ADR*	124	27,156
TELUS Corp.	960	25,094
Rogers Communications, Inc. — Class B	434	24,630
Calix, Inc.*	558	23,944
Plantronics, Inc.*	598	23,561
Gogo, Inc.*	1,206	22,986
Telephone & Data Systems, Inc.	1,180	22,278
EchoStar Corp. — Class A*	876	21,322
InterDigital, Inc.	330	21,054
Extreme Networks, Inc.*	1,589	19,402
CommScope Holding Company, Inc.*	2,334	18,392
NETGEAR, Inc.*	520	12,834
Total Telecommunications		1,740,881
Media - 23.8%
Comcast Corp. — Class A	4,505	210,924
Charter Communications, Inc. — Class A*	256	139,653
Liberty Broadband Corp. — Class C*	523	70,772
DISH Network Corp. — Class A*	1,952	61,781
Cable One, Inc.	31	45,391
Altice USA, Inc. — Class A*	3,019	37,677
Liberty Global plc — Class C*	1,094	28,346
Liberty Latin America Ltd. — Class C*	2,315	22,201
Total Media		616,745
Internet - 5.6%
Roku, Inc.*	491	61,507
F5, Inc.*	265	55,372
Cogent Communications Holdings, Inc.	419	27,801
Total Internet		144,680
Computers - 2.5%
Lumentum Holdings, Inc.*	421	41,089
NetScout Systems, Inc.*	724	23,226
Total Computers		64,315
Software - 0.5%
Bandwidth, Inc. — Class A*	430	13,928
Total Common Stocks
(Cost $1,805,192)		2,580,549

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$10,289	10,289
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	3,963	3,963
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	1,030	1,030
Total Repurchase Agreements
(Cost $15,282)		15,282

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	22,063	22,063
Total Securities Lending Collateral
(Cost $22,063)		22,063
Total Investments - 101.1%
(Cost $1,842,537)		$2,617,894
Other Assets & Liabilities, net - (1.1)%		(28,911)
Total Net Assets - 100.0%		$2,588,983

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,580,549	$—	$—	$2,580,549
Repurchase Agreements	—	15,282	—	15,282
Securities Lending Collateral	22,063	—	—	22,063
Total Assets	$2,602,612	$15,282	$—	$2,617,894

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 99.3%
Transportation - 38.7%
United Parcel Service, Inc. — Class B	1,694	$363,295
Union Pacific Corp.	1,151	314,465
CSX Corp.	6,650	249,043
Norfolk Southern Corp.	800	228,176
FedEx Corp.	914	211,490
Old Dominion Freight Line, Inc.	502	149,937
J.B. Hunt Transport Services, Inc.	571	114,651
Expeditors International of Washington, Inc.	1,081	111,516
CH Robinson Worldwide, Inc.	952	102,540
Canadian Pacific Railway Ltd.	1,172	96,737
Canadian National Railway Co.	623	83,569
XPO Logistics, Inc.*	1,034	75,275
Knight-Swift Transportation Holdings, Inc.	1,436	72,461
ZTO Express Cayman, Inc. ADR	2,891	72,275
ZIM Integrated Shipping Services Ltd.	868	63,112
Landstar System, Inc.	411	61,991
Saia, Inc.*	254	61,930
Matson, Inc.	509	61,396
Kirby Corp.*	812	58,618
Ryder System, Inc.	682	54,103
Atlas Air Worldwide Holdings, Inc.*	510	44,049
Werner Enterprises, Inc.	1,033	42,353
ArcBest Corp.	437	35,179
Total Transportation		2,728,161
Auto Manufacturers - 26.2%
Tesla, Inc.*	935	1,007,556
General Motors Co.*	4,867	212,883
Lucid Group, Inc.*,1	6,961	176,809
NIO, Inc. ADR*	4,600	96,830
Li Auto, Inc. ADR*	3,145	81,173
Ferrari N.V.	351	76,550
Toyota Motor Corp. ADR[1]	405	73,001
Stellantis N.V.	4,245	69,066
Fisker, Inc.*,1	4,206	54,257
Total Auto Manufacturers		1,848,125
Auto Parts & Equipment - 11.3%
Aptiv plc*	876	104,866
BorgWarner, Inc.	2,116	82,312
Magna International, Inc.	1,216	78,201
Lear Corp.	529	75,430
Gentex Corp.	2,418	70,533
Autoliv, Inc.	910	69,560
Luminar Technologies, Inc.*,1	4,191	65,505
Fox Factory Holding Corp.*	547	53,579
Adient plc*	1,310	53,409
Goodyear Tire & Rubber Co.*	3,728	53,273
Visteon Corp.*	413	45,071
Dana, Inc.	2,371	41,659
Total Auto Parts & Equipment		793,398
Airlines - 11.1%
Southwest Airlines Co.*	3,158	144,636
Delta Air Lines, Inc.*	3,489	138,060
United Airlines Holdings, Inc.*	2,329	107,972
American Airlines Group, Inc.*	5,265	96,086
Alaska Air Group, Inc.*	1,273	73,847
Copa Holdings S.A. — Class A*	882	73,771
JetBlue Airways Corp.*	3,916	58,544
Allegiant Travel Co. — Class A*	286	46,444
Spirit Airlines, Inc.*	1,849	40,438
Total Airlines		779,798
Commercial Services - 4.7%
AMERCO	152	90,735
Avis Budget Group, Inc.*	342	90,049
Hertz Global Holdings, Inc.*	3,570	79,075
GXO Logistics, Inc.*	1,036	73,908
Total Commercial Services		333,767
Internet - 4.6%
Uber Technologies, Inc.*	6,384	227,781
Lyft, Inc. — Class A*	2,543	97,651
Total Internet		325,432
Home Builders - 1.8%
Thor Industries, Inc.	699	55,011
LCI Industries	391	40,590
Winnebago Industries, Inc.	640	34,579
Total Home Builders		130,180
Leisure Time - 0.9%
Harley-Davidson, Inc.	1,673	65,916
Total Common Stocks
(Cost $3,794,278)		7,004,777

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$22,023	22,023
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	8,482	8,482
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	2,206	2,206
Total Repurchase Agreements
(Cost $32,711)		32,711

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[4]	281,025	281,025
Total Securities Lending Collateral
(Cost $281,025)		281,025
Total Investments - 103.8%
(Cost $4,108,014)		$7,318,513
Other Assets & Liabilities, net - (3.8)%		(267,731)
Total Net Assets - 100.0%		$7,050,782

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,004,777	$—	$—	$7,004,777
Repurchase Agreements	—	32,711	—	32,711
Securities Lending Collateral	281,025	—	—	281,025
Total Assets	$7,285,802	$32,711	$—	$7,318,513

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 100.0%
Electric - 84.3%
NextEra Energy, Inc.	14,166	$1,200,002
Duke Energy Corp.	7,875	879,323
Southern Co.	11,470	831,690
Dominion Energy, Inc.	9,246	785,633
Sempra Energy	4,175	701,901
American Electric Power Company, Inc.	6,747	673,148
Exelon Corp.	13,892	661,676
Xcel Energy, Inc.	8,226	593,670
Public Service Enterprise Group, Inc.	7,923	554,610
Consolidated Edison, Inc.	5,816	550,659
WEC Energy Group, Inc.	5,320	530,989
Eversource Energy	5,903	520,586
Edison International	6,971	488,667
FirstEnergy Corp.	10,542	483,456
DTE Energy Co.	3,588	474,369
Ameren Corp.	4,980	466,925
Entergy Corp.	3,962	462,564
PG&E Corp.*	37,064	442,544
PPL Corp.	15,280	436,397
CMS Energy Corp.	6,119	427,963
CenterPoint Energy, Inc.	13,608	416,949
Constellation Energy Corp.	7,319	411,694
AES Corp.	15,707	404,141
Avangrid, Inc.	8,562	400,188
Evergy, Inc.	5,467	373,615
Alliant Energy Corp.	5,932	370,631
Vistra Corp.	12,913	300,227
Pinnacle West Capital Corp.	3,592	280,535
NRG Energy, Inc.	7,216	276,806
OGE Energy Corp.	6,618	269,882
IDACORP, Inc.	1,970	227,259
Black Hills Corp.	2,788	214,732
Portland General Electric Co.	3,746	206,592
Ormat Technologies, Inc.	2,464	201,629
Hawaiian Electric Industries, Inc.	4,714	199,449
PNM Resources, Inc.	3,997	190,537
Avista Corp.	3,694	166,784
Total Electric		17,078,422
Gas - 10.7%
Atmos Energy Corp.	3,167	378,425
NiSource, Inc.	10,652	338,734
UGI Corp.	7,017	254,156
National Fuel Gas Co.	3,375	231,862
ONE Gas, Inc.	2,360	208,246
New Jersey Resources Corp.	4,320	198,115
Southwest Gas Holdings, Inc.	2,522	197,447
South Jersey Industries, Inc.	5,347	184,739
Spire, Inc.	2,572	184,567
Total Gas		2,176,291
Water - 4.3%
American Water Works Company, Inc.	3,142	520,095
Essential Utilities, Inc.	6,753	345,281
Total Water		865,376
Energy-Alternate Sources - 0.7%
Sunnova Energy International, Inc.*	6,206	143,110
Total Common Stocks
(Cost $12,386,936)		20,263,199

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	$68,479	68,479
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	26,375	26,375
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	6,858	6,858
Total Repurchase Agreements
(Cost $101,712)		101,712
Total Investments - 100.5%
(Cost $12,488,648)		$20,364,911
Other Assets & Liabilities, net - (0.5)%		(104,497)
Total Net Assets - 100.0%		$20,260,414

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,263,199	$—	$—	$20,263,199
Repurchase Agreements	—	101,712	—	101,712
Total Assets	$20,263,199	$101,712	$—	$20,364,911

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 43.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	10,433	$102,138
Guggenheim Strategy Fund II1	3,815	93,651
Total Mutual Funds
(Cost $197,500)		195,789

	Face Amount
FEDERAL AGENCY NOTES†† - 22.2%
Freddie Mac
0.43% (SOFR + 0.16%, Rate Floor: 0.00%) due 04/18/22◊	$50,000	50,004
Federal Farm Credit Bank
0.25% due 04/06/22	50,000	49,999
Total Federal Agency Notes
(Cost $100,004)		100,003

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	12,000	11,998
Total U.S. Treasury Bills
(Cost $11,999)		11,998

REPURCHASE AGREEMENTS††,4 - 32.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[5]	98,525	98,525
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[5]	37,947	37,947
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[5]	9,866	9,866
Total Repurchase Agreements
(Cost $146,338)		146,338
Total Investments - 101.1%
(Cost $455,841)		$454,128
Other Assets & Liabilities, net - (1.1)%		(4,879)
Total Net Assets - 100.0%		$449,249

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	7	Jun 2022	$688,870	$6,084

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	ICE U.S. Dollar Index	N/A	N/A	At Maturity	06/17/22	2,100	$206,293	$648

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2022.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$195,789	$—	$—	$195,789
Federal Agency Notes	—	100,003	—	100,003
U.S. Treasury Bills	—	11,998	—	11,998
Repurchase Agreements	—	146,338	—	146,338
Currency Futures Contracts**	6,084	—	—	6,084
Currency Index Swap Agreements**	—	648	—	648
Total Assets	$201,873	$258,987	$—	$460,860

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,496	$–	$(85,000)	$(655)	$(1,190)	$93,651	3,815	$496
Guggenheim Ultra Short Duration Fund — Institutional Class	180,052	–	(76,000)	(635)	(1,279)	102,138	10,433	381
	$360,548	$–	$(161,000)	$(1,290)	$(2,469)	$195,789		$877

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At March 31, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund of the above mentioned Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearing house, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.28%			0.13%
Due 04/01/22	$51,705,541	$51,705,943	Due 07/15/23	$53,627,600	$52,378,398

			U.S. Treasury Bond
			2.50%
			Due 05/15/46	364,800	361,268
				53,992,400	52,739,666

BofA Securities, Inc.			U.S. Treasury Note
0.25%			2.13%
Due 04/01/22	19,914,666	19,914,804	Due 09/30/24	20,493,200	20,312,983

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.24%			0.13%
Due 04/01/22	5,177,813	5,177,848	Due 01/15/30	4,998,988	5,281,373

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$87,806	$91,187
Basic Materials Fund	273,080	280,774
Biotechnology Fund	165,748	173,678
Consumer Products Fund	90,150	94,188
Electronics Fund	61,454	61,512
Energy Fund	212,394	212,592
Europe 1.25x Strategy Fund	19,696	20,440
Financial Services Fund	46,957	49,690
Health Care Fund	128,545	133,206
High Yield Strategy Fund	806,499	825,939
Internet Fund	55,239	60,584
Leisure Fund	215,340	225,217
Mid-Cap 1.5x Strategy Fund	12,721	13,425
Multi-Hedge Strategies Fund	65,086	66,418
NASDAQ-100® 2x Strategy Fund	132,702	141,582
NASDAQ-100® Fund	244,897	261,284
Nova Fund	4,211	4,286
Precious Metals Fund	610,883	629,123
Retailing Fund	56,811	60,705
Russell 2000® 1.5x Strategy Fund	519,800	537,023
Russell 2000® 2x Strategy Fund	211,513	218,455
S&P 500® 2x Strategy Fund	3,624	3,694
S&P 500® Pure Value Fund	71,545	75,364
S&P MidCap 400® Pure Growth Fund	302,452	318,222
S&P SmallCap 600® Pure Growth Fund	17,220	17,275
S&P SmallCap 600® Pure Value Fund	116,297	122,408
Technology Fund	109,411	116,484
Telecommunications Fund	21,257	22,063
Transportation Fund	266,762	281,025

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, theSubsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$4,034,303	$1,858,148	$(23,390)	$1,834,758
Basic Materials Fund	9,637,502	4,535,113	(25,514)	4,509,599
Biotechnology Fund	10,509,025	7,901,888	(1,271,214)	6,630,674
Commodities Strategy Fund	20,771,218	26	(469,634)	(469,608)
Consumer Products Fund	6,546,575	5,720,599	(34,903)	5,685,696
Dow 2x Strategy Fund	14,245,562	1,665,637	(49,733)	1,615,904
Electronics Fund	3,857,617	7,937,136	(31,447)	7,905,689
Energy Fund	39,220,356	13,494,884	(6,480)	13,488,404
Energy Services Fund	12,305,171	1,713,071	(32,740)	1,680,331
Europe 1.25x Strategy Fund	1,633,457	157,141	(18,608)	138,533
Financial Services Fund	12,755,413	5,137,032	(111,858)	5,025,174
Global Managed Futures Strategy Fund	14,391,150	791,785	(399,380)	392,405
Government Long Bond 1.2x Strategy Fund	12,557,004	–	(656,053)	(656,053)
Health Care Fund	9,750,615	10,588,153	(374,007)	10,214,146
High Yield Strategy Fund	6,276,119	32,607	(185,326)	(152,719)
Internet Fund	4,387,652	2,971,774	(565,707)	2,406,067
Inverse Dow 2x Strategy Fund	1,288,438	–	(35,939)	(35,939)
Inverse Government Long Bond Strategy Fund	21,455,052	769	(41,619)	(40,850)
Inverse Mid-Cap Strategy Fund	230,675	–	(5,513)	(5,513)
Inverse NASDAQ-100® Strategy Fund	2,680,490	7,846	(83,905)	(76,059)
Inverse Russell 2000® Strategy Fund	888,241	3,193	(8,613)	(5,420)
Inverse S&P 500® Strategy Fund	3,757,209	23,779	(71,884)	(48,105)
Japan 2x Strategy Fund	1,347,600	257,945	(26,876)	231,069
Leisure Fund	3,690,975	1,670,207	(64,859)	1,605,348
Long Short Equity Fund	22,444,786	3,300,480	(1,459,583)	1,840,897
Mid-Cap 1.5x Strategy Fund	6,044,890	423,088	(6,480)	416,608
Multi-Hedge Strategies Fund	39,385,112	3,991,526	(2,360,950)	1,630,576
NASDAQ-100® 2x Strategy Fund	77,740,039	2,191,681	(646,693)	1,544,988
NASDAQ-100® Fund	85,436,213	29,110,732	(783,199)	28,327,533
Nova Fund	48,828,766	1,958,703	(107,257)	1,851,446
Precious Metals Fund	17,460,258	10,364,039	(168,426)	10,195,613
Real Estate Fund	9,433,960	3,737,330	(142,032)	3,595,298
Retailing Fund	2,480,601	1,352,814	(112,156)	1,240,658
Russell 2000® 1.5x Strategy Fund	5,175,571	112,227	(271,440)	(159,213)
Russell 2000® 2x Strategy Fund	1,803,588	110,821	(45,634)	65,187
S&P 500® 2x Strategy Fund	59,742,740	2,386,926	(437,449)	1,949,477
S&P 500® Pure Growth Fund	28,003,883	8,740,813	(2,052,223)	6,688,590
S&P 500® Pure Value Fund	38,032,933	7,172,561	(171,210)	7,001,351
S&P MidCap 400® Pure Growth Fund	10,555,780	1,307,380	(748,616)	558,764
S&P MidCap 400® Pure Value Fund	11,111,544	1,952,049	(217,581)	1,734,468
S&P SmallCap 600® Pure Growth Fund	10,181,548	1,398,891	(1,128,272)	270,619
S&P SmallCap 600® Pure Value Fund	14,326,348	1,614,845	(569,531)	1,045,314
Strengthening Dollar 2x Strategy Fund	3,264,183	3	(81,188)	(81,185)
Technology Fund	8,951,985	12,731,210	(424,142)	12,307,068
Telecommunications Fund	2,323,187	465,667	(170,960)	294,707
Transportation Fund	4,677,378	2,664,665	(23,530)	2,641,135
Utilities Fund	13,817,455	6,571,413	(23,957)	6,547,456
Weakening Dollar 2x Strategy Fund	455841	6732	-1713	5019

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.